MainStay VP Balanced Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.7%
Asset-Backed Securities 1.8%
Other Asset-Backed Securities 1.8%
AIG CLO LLC
Series 2020-1A, Class AR
5.952% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 600,000	$ 585,531
Apidos CLO XXX
Series XXXA, Class A2
6.395% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	650,000	631,754
ARES L CLO Ltd.
Series 2018-50A, Class AR
5.842% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	700,000	687,827
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.208% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	400,000	384,351
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	600,000	595,675
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.805% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	600,000	595,425
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.192% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	800,000	765,386
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
6.358% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	750,000	731,899
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
6.008% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	600,000	592,167
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	241,617	207,400
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
6.065% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	225,348	222,558
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	725,000	652,375
Total Asset-Backed Securities (Cost $6,886,283)		6,652,348
Corporate Bonds 10.6%
Aerospace & Defense 0.3%
Boeing Co. (The)
5.15%, due 5/1/30	210,000	211,313
L3Harris Technologies, Inc.
1.80%, due 1/15/31	477,000	385,548

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Northrop Grumman Corp.
4.70%, due 3/15/33	$ 340,000	$ 343,458
Raytheon Technologies Corp.
5.15%, due 2/27/33	350,000	364,246
		1,304,565
Auto Manufacturers 0.2%
Daimler Truck Finance North America LLC
5.125%, due 1/19/28 (a)	250,000	251,052
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	513,246
		764,298
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32 (c)	260,000	226,438
Banks 4.7%
Bank of America Corp.
1.734%, due 7/22/27 (d)	845,000	757,720
1.922%, due 10/24/31 (d)	205,000	163,505
2.087%, due 6/14/29 (d)	675,000	581,318
2.482% (5 Year Treasury Constant Maturity Rate + 1.20%), due 9/21/36 (b)	240,000	182,262
Bank of New York Mellon Corp. (The)
4.706%, due 2/1/34 (d)	335,000	331,581
Bank of New Zealand
4.846%, due 2/7/28 (a)	615,000	612,569
Citigroup, Inc. (d)
2.014%, due 1/25/26	733,000	690,129
5.61%, due 9/29/26	885,000	891,596
Citizens Bank NA
6.064%, due 10/24/25 (d)	320,000	301,109
Credit Suisse AG
7.95%, due 1/9/25	805,000	818,291
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	690,000	690,638
Deutsche Bank AG
7.079%, due 2/10/34 (d)	210,000	194,759
Fifth Third Bancorp
6.361%, due 10/27/28 (d)	915,000	921,001
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	710,000	715,031
HSBC Holdings plc (d)
7.336%, due 11/3/26	545,000	565,471
7.39%, due 11/3/28	395,000	420,412
HSBC USA, Inc.
5.625%, due 3/17/25	680,000	681,279

	Principal Amount	Value
Corporate Bonds
Banks
Huntington National Bank (The)
5.65%, due 1/10/30	$ 455,000	$ 436,011
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	790,000	709,795
4.565%, due 6/14/30	440,000	428,314
5.546%, due 12/15/25	595,000	599,071
KeyBank NA
5.00%, due 1/26/33	375,000	348,391
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	430,000	427,291
M&T Bank Corp.
5.053%, due 1/27/34 (d)	210,000	195,005
Morgan Stanley (d)
2.484%, due 9/16/36	945,000	717,916
4.679%, due 7/17/26	1,150,000	1,134,845
5.123%, due 2/1/29	120,000	120,953
6.296%, due 10/18/28	140,000	147,216
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (b)	685,000	686,748
Royal Bank of Canada
5.66%, due 10/25/24	625,000	630,414
State Street Corp. (d)
4.164%, due 8/4/33	165,000	155,224
4.821%, due 1/26/34	120,000	119,338
Swedbank AB
5.337%, due 9/20/27 (a)	515,000	515,117
Truist Financial Corp.
5.122%, due 1/26/34 (d)	130,000	126,775
U.S. Bancorp
2.677%, due 1/27/33 (d)	415,000	343,814
UBS Group AG (a)(b)
2.746% (1 Year Treasury Constant Maturity Rate + 1.10%), due 2/11/33	375,000	300,479
5.711% (1 Year Treasury Constant Maturity Rate + 1.55%), due 1/12/27	440,000	435,988
		18,097,376
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.05%, due 4/15/32	90,000	85,251
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	500,000	482,414
5.15%, due 3/2/28	250,000	255,255
5.25%, due 3/2/30	165,000	168,759
		906,428

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	$ 325,000	$ 287,822
Computers 0.2%
Apple, Inc.
1.65%, due 5/11/30	361,000	307,353
1.70%, due 8/5/31 (c)	470,000	390,694
		698,047
Cosmetics & Personal Care 0.1%
Unilever Capital Corp.
1.75%, due 8/12/31	220,000	180,744
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	450,000	392,860
Air Lease Corp.
0.70%, due 2/15/24	550,000	525,905
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	509,913
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	590,000	581,955
Thirax 1 LLC
0.968%, due 1/14/33	189,694	164,194
		2,174,827
Electric 1.0%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	43,981
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	181,016
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	33,595
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	243,339
Duke Energy Carolinas LLC
4.95%, due 1/15/33	340,000	349,216
Duke Energy Corp.
2.45%, due 6/1/30	195,000	166,181
4.50%, due 8/15/32	130,000	125,684
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	61,735
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	214,913
Entergy Arkansas LLC
5.15%, due 1/15/33	350,000	359,471

	Principal Amount	Value
Corporate Bonds
Electric
Florida Power & Light Co.
5.05%, due 4/1/28	$ 520,000	$ 537,298
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	230,000	233,979
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	316,635
6.15%, due 1/15/33	365,000	374,626
Southern California Edison Co.
5.30%, due 3/1/28	310,000	317,777
5.95%, due 11/1/32	145,000	157,071
Southern Co. (The)
5.15%, due 10/6/25 (c)	190,000	192,317
5.70%, due 10/15/32	90,000	94,643
		4,003,477
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29 (a)	192,000	178,586
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	380,000	334,771
Food 0.2%
Kellogg Co.
5.25%, due 3/1/33	230,000	236,003
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	99,300
Nestle Holdings, Inc.
4.25%, due 10/1/29 (a)	220,000	219,007
		554,310
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	339,506
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	181,696
		521,202
Healthcare-Services 0.0% ‡
HCA, Inc.
3.625%, due 3/15/32 (a)	25,000	22,038
Insurance 0.2%
Corebridge Financial, Inc.
3.85%, due 4/5/29 (a)	275,000	250,924

	Principal Amount	Value
Corporate Bonds
Insurance
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	$ 350,000	$ 308,511
		559,435
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	303,431
Meta Platforms, Inc.
3.85%, due 8/15/32	140,000	130,989
		434,420
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (a)	350,000	345,120
Media 0.1%
Charter Communications Operating LLC
4.40%, due 4/1/33	140,000	124,238
Paramount Global
4.20%, due 5/19/32	385,000	330,239
		454,477
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	154,544
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29 (a)	455,000	410,565
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	190,000	180,783
CVS Health Corp.
3.75%, due 4/1/30	455,000	425,650
Merck & Co., Inc.
2.15%, due 12/10/31	175,000	148,153
		754,586
Pipelines 0.3%
Energy Transfer LP
3.75%, due 5/15/30	150,000	138,422
5.75%, due 2/15/33	165,000	168,990
Enterprise Products Operating LLC
5.35%, due 1/31/33	350,000	362,630
MPLX LP
4.95%, due 9/1/32	82,000	80,193

	Principal Amount	Value
Corporate Bonds
Pipelines
Targa Resources Corp.
6.125%, due 3/15/33	$ 350,000	$ 362,430
		1,112,665
Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, Inc.
4.75%, due 4/15/35	170,000	159,312
CubeSmart LP
2.25%, due 12/15/28	290,000	248,948
Simon Property Group LP
1.75%, due 2/1/28	375,000	322,569
		730,829
Retail 0.1%
Home Depot, Inc. (The)
1.875%, due 9/15/31 (c)	310,000	256,474
Lowe's Cos., Inc.
5.00%, due 4/15/33	170,000	170,048
		426,522
Semiconductors 0.3%
Broadcom, Inc.
3.419%, due 4/15/33 (a)	450,000	376,519
Intel Corp.
5.125%, due 2/10/30	235,000	239,337
Micron Technology, Inc.
6.75%, due 11/1/29	200,000	212,464
NVIDIA Corp.
1.55%, due 6/15/28	122,000	107,528
QUALCOMM, Inc.
2.15%, due 5/20/30 (c)	410,000	359,208
		1,295,056
Software 0.3%
Microsoft Corp.
2.525%, due 6/1/50	180,000	127,364
Oracle Corp.
4.50%, due 5/6/28	180,000	177,834
6.15%, due 11/9/29	680,000	724,287
		1,029,485
Telecommunications 0.5%
AT&T, Inc.
4.35%, due 3/1/29	775,000	758,762
T-Mobile US, Inc.
2.625%, due 2/15/29	130,000	114,531
3.50%, due 4/15/31	230,000	206,809
T-Mobile USA, Inc.
2.625%, due 4/15/26	545,000	508,700

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile USA, Inc.
5.05%, due 7/15/33	$ 110,000	$ 110,545
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	267,246
3.376%, due 2/15/25	6,000	5,877
4.016%, due 12/3/29	122,000	116,786
		2,089,256
Transportation 0.1%
Norfolk Southern Corp.
4.45%, due 3/1/33	185,000	179,900
Union Pacific Corp.
2.80%, due 2/14/32	200,000	175,611
United Parcel Service, Inc.
4.45%, due 4/1/30	180,000	182,114
		537,625
Total Corporate Bonds (Cost $41,065,527)		40,674,765
Mortgage-Backed Security 0.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	427,709
Total Mortgage-Backed Security (Cost $514,046)		427,709
U.S. Government & Federal Agencies 23.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.2%
FFCB
2.03%, due 1/21/28	850,000	780,637
United States Treasury Bonds 0.2%
U.S. Treasury Bonds
3.625%, due 2/15/53	215,000	213,455
3.875%, due 2/15/43	400,000	403,562
		617,017
United States Treasury Notes 22.8%
U.S. Treasury Notes
2.625%, due 12/31/23	4,225,000	4,161,625
3.50%, due 2/15/33	7,885,000	7,897,320
3.625%, due 3/31/28	13,975,000	13,997,928
3.875%, due 3/31/25	22,780,000	22,710,592

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 2/28/30	$ 16,115,000	$ 16,540,537
4.625%, due 3/15/26	21,950,000	22,450,734
		87,758,736
Total U.S. Government & Federal Agencies (Cost $88,392,169)		89,156,390
Total Long-Term Bonds (Cost $136,858,025)		136,911,212

	Shares
Common Stocks 54.3%
Aerospace & Defense 2.3%
General Dynamics Corp.	11,475	2,618,710
L3Harris Technologies, Inc.	12,609	2,474,390
Raytheon Technologies Corp.	38,957	3,815,059
		8,908,159
Automobile Components 0.7%
Gentex Corp.	97,182	2,724,011
Banks 4.1%
JPMorgan Chase & Co.	53,887	7,022,015
M&T Bank Corp.	31,503	3,766,814
PNC Financial Services Group, Inc. (The)	23,878	3,034,894
Truist Financial Corp.	59,487	2,028,506
		15,852,229
Beverages 0.6%
Keurig Dr Pepper, Inc.	69,292	2,444,622
Building Products 1.6%
Fortune Brands Innovations, Inc.	40,275	2,365,351
Johnson Controls International plc	62,121	3,740,926
		6,106,277
Capital Markets 3.5%
ARES Management Corp.	39,057	3,258,916
Blackstone, Inc.	23,089	2,028,138
LPL Financial Holdings, Inc.	9,033	1,828,279
Morgan Stanley	41,599	3,652,392
Raymond James Financial, Inc.	30,010	2,799,033
		13,566,758
Chemicals 0.6%
Axalta Coating Systems Ltd. (e)	82,150	2,488,324

	Shares	Value
Common Stocks
Communications Equipment 2.3%
Cisco Systems, Inc.	114,489	$ 5,984,912
F5, Inc. (e)	19,684	2,867,762
		8,852,674
Containers & Packaging 0.6%
Sealed Air Corp.	46,052	2,114,247
Distributors 0.7%
LKQ Corp.	48,807	2,770,285
Diversified Consumer Services 0.7%
H&R Block, Inc.	75,065	2,646,041
Electric Utilities 1.5%
Duke Energy Corp.	30,046	2,898,538
Exelon Corp.	70,436	2,950,564
		5,849,102
Electrical Equipment 0.7%
Emerson Electric Co.	30,749	2,679,468
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	104,928	3,701,860
Entertainment 0.8%
Electronic Arts, Inc.	25,540	3,076,293
Financial Services 0.6%
Global Payments, Inc.	21,933	2,308,229
Food Products 1.6%
Archer-Daniels-Midland Co.	36,569	2,913,087
Mondelez International, Inc., Class A	46,016	3,208,235
		6,121,322
Gas Utilities 0.7%
Atmos Energy Corp.	24,145	2,712,932
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	39,131	2,214,032
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co.	13,566	3,358,128
Boston Scientific Corp. (e)	59,064	2,954,972
		6,313,100

	Shares	Value
Common Stocks
Health Care Providers & Services 2.9%
Centene Corp. (e)	54,018	$ 3,414,478
Elevance Health, Inc.	9,090	4,179,673
UnitedHealth Group, Inc.	7,165	3,386,107
		10,980,258
Health Care REITs 0.9%
Welltower, Inc.	47,492	3,404,702
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	146,690	2,418,918
Household Durables 0.6%
Lennar Corp., Class A	20,984	2,205,628
Insurance 2.8%
American International Group, Inc.	66,031	3,325,321
Chubb Ltd.	17,861	3,468,249
MetLife, Inc.	66,362	3,845,014
		10,638,584
Interactive Media & Services 1.4%
Alphabet, Inc., Class C (e)	49,845	5,183,880
IT Services 0.7%
Amdocs Ltd.	26,765	2,570,243
Machinery 0.7%
Middleby Corp. (The) (e)	18,594	2,726,066
Media 0.6%
Omnicom Group, Inc.	24,831	2,342,557
Multi-Utilities 0.8%
Sempra Energy	20,394	3,082,757
Oil, Gas & Consumable Fuels 4.1%
ConocoPhillips	42,391	4,205,611
Coterra Energy, Inc.	117,477	2,882,885
Diamondback Energy, Inc.	17,657	2,386,697
EOG Resources, Inc.	24,244	2,779,090
Phillips 66	34,318	3,479,159
		15,733,442
Personal Care Products 0.8%
Unilever plc, Sponsored ADR	57,944	3,009,032

	Shares	Value
Common Stocks
Pharmaceuticals 5.1%
AstraZeneca plc, Sponsored ADR	44,015	$ 3,055,081
Eli Lilly and Co.	12,407	4,260,812
Merck & Co., Inc.	42,102	4,479,232
Pfizer, Inc.	141,252	5,763,081
Roche Holding AG	7,416	2,122,366
		19,680,572
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (e)	33,958	2,472,482
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	20,287	4,001,002
NXP Semiconductors NV	15,507	2,891,668
QUALCOMM, Inc.	26,439	3,373,088
		10,265,758
Specialized REITs 0.9%
Gaming and Leisure Properties, Inc.	64,008	3,332,257
Specialty Retail 1.3%
Home Depot, Inc. (The)	11,240	3,317,149
Victoria's Secret & Co. (e)	45,100	1,540,165
		4,857,314
Total Common Stocks (Cost $198,080,955)		208,354,415
Exchange-Traded Funds 4.7%
iShares Intermediate Government/Credit Bond ETF (c)	56,268	5,879,443
iShares Russell 1000 Value ETF	68,159	10,377,889
Vanguard Intermediate-Term Treasury ETF	32,487	1,947,921
Total Exchange-Traded Funds (Cost $17,602,762)		18,205,253
Short-Term Investments 0.8%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 4.197% (f)	2,623,010	2,623,010
Unaffiliated Investment Companies 0.1%
Goldman Sachs Financial Square Government Fund, 4.824% (f)(g)	482,147	482,147

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government and Agency Portfolio, 4.813% (f)(g)	21,300	$ 21,300
Total Unaffiliated Investment Companies (Cost $503,447)		503,447
Total Short-Term Investments (Cost $3,126,457)		3,126,457
Total Investments (Cost $355,668,199)	95.5%	366,597,337
Other Assets, Less Liabilities	4.5	17,419,908
Net Assets	100.0%	$ 384,017,245

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $490,332. The Portfolio received cash collateral with a value of $503,448.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(e)	Non-income producing security.
(f)	Current yield as of March 31, 2023.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,793	$ 7,926	$ (7,096)	$ —	$ —	$ 2,623	$ 24	$ —	2,623
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	33	June 2023	$ 6,851,683	$ 6,812,953	$ (38,730)
U.S. Treasury 5 Year Notes	106	June 2023	11,400,240	11,607,829	207,589
U.S. Treasury 10 Year Notes	4	June 2023	459,507	459,687	180
Total Long Contracts					169,039
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(61)	June 2023	(7,198,349)	(7,389,578)	(191,229)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(6)	June 2023	$ (754,328)	$ (786,937)	$ (32,609)
U.S. Treasury Ultra Bonds	(1)	June 2023	(135,377)	(141,125)	(5,748)
Total Short Contracts					(229,586)
Net Unrealized Depreciation					$ (60,547)

1.	As of March 31, 2023, cash in the amount of $102,357 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 6,652,348	$ —	$ 6,652,348
Corporate Bonds	—	40,674,765	—	40,674,765
Mortgage-Backed Security	—	427,709	—	427,709
U.S. Government & Federal Agencies	—	89,156,390	—	89,156,390
Total Long-Term Bonds	—	136,911,212	—	136,911,212
Common Stocks
Pharmaceuticals	17,558,206	2,122,366	—	19,680,572
All Other Industries	188,673,843	—	—	188,673,843
Total Common Stocks	206,232,049	2,122,366	—	208,354,415
Exchange-Traded Funds	18,205,253	—	—	18,205,253
Short-Term Investments
Affiliated Investment Company	2,623,010	—	—	2,623,010
Unaffiliated Investment Companies	503,447	—	—	503,447
Total Short-Term Investments	3,126,457	—	—	3,126,457
Total Investments in Securities	227,563,759	139,033,578	—	366,597,337
Other Financial Instruments
Futures Contracts (b)	207,769	—	—	207,769
Total Investments in Securities and Other Financial Instruments	$ 227,771,528	$ 139,033,578	$ —	$ 366,805,106
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (268,316)	$ —	$ —	$ (268,316)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 6.1%
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	$ 16,257	$ 16,075
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (a)	418,532	227,895
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	786,372	239,311
		483,281
Other Asset-Backed Securities 6.0%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
6.408% (3 Month LIBOR + 1.60%), due 4/20/30 (b)(c)	3,000,000	2,913,237
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.208% (3 Month LIBOR + 1.40%), due 4/20/30 (b)(c)	2,000,000	1,921,756
CARS-DB5 LP
Series 2021-1A, Class A3
1.92%, due 8/15/51 (b)	2,494,791	2,185,537
College Avenue Student Loans LLC (b)
Series 2021-B, Class A2
1.76%, due 6/25/52	2,308,628	1,984,817
Series 2021-C, Class A2
2.32%, due 7/26/55	2,576,108	2,235,776
Cook Park CLO Ltd.
Series 2018-1A, Class B
6.192% (3 Month LIBOR + 1.40%), due 4/17/30 (b)(c)	3,000,000	2,895,021
Galaxy XXI CLO Ltd.
Series 2015-21A, Class BR
6.158% (3 Month LIBOR + 1.35%), due 4/20/31 (b)(c)	1,500,000	1,442,240
Grippen Park CLO Ltd.
Series 2017-1A, Class B
6.458% (3 Month LIBOR + 1.65%), due 1/20/30 (b)(c)	750,000	736,379
Marlin Receivables LLC
Series 2022-1A, Class A2
4.53%, due 9/20/25 (b)	2,400,000	2,373,298
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
6.302% (3 Month LIBOR + 1.50%), due 1/28/30 (b)(c)	1,000,000	972,629
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class BR
6.298% (3 Month LIBOR + 1.50%), due 4/19/30 (b)(c)	1,000,000	975,655
Oak Street Investment Grade Net Lease Fund
Series 2021-2A, Class A1
2.38%, due 11/20/51 (b)	2,345,186	2,096,340

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Oaktree CLO Ltd.
Series 2021-2A, Class A
5.972% (3 Month LIBOR + 1.18%), due 1/15/35 (b)(c)	$ 3,000,000	$ 2,915,973
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
6.358% (3 Month LIBOR + 1.55%), due 7/20/30 (b)(c)	2,000,000	1,951,732
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
6.008% (3 Month LIBOR + 1.19%), due 10/25/31 (b)(c)	2,000,000	1,973,890
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (b)	3,100,000	2,780,479
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
6.065% (3 Month LIBOR + 1.15%), due 11/20/30 (b)(c)	2,021,817	1,996,787
TICP CLO XV Ltd.
Series 2020-15A, Class A
6.088% (3 Month LIBOR + 1.28%), due 4/20/33 (b)(c)	2,000,000	1,972,642
Voya CLO Ltd. (b)(c)
Series 2019-1A, Class BR
6.342% (3 Month LIBOR + 1.55%), due 4/15/31	2,000,000	1,928,580
Series 2022-4A, Class A
6.342% (3 Month SOFR + 2.15%), due 10/20/33	2,000,000	2,002,116
Series 2022-4A, Class B
7.492% (3 Month SOFR + 3.30%), due 10/20/33	2,000,000	2,004,912
		42,259,796
Total Asset-Backed Securities (Cost $45,448,196)		42,743,077
Corporate Bonds 31.1%
Aerospace & Defense 1.2%
Boeing Co. (The)
3.10%, due 5/1/26	625,000	591,969
3.25%, due 2/1/28	595,000	554,427
5.805%, due 5/1/50	185,000	186,233
L3Harris Technologies, Inc.
1.80%, due 1/15/31	2,387,000	1,929,358
Lockheed Martin Corp.
5.25%, due 1/15/33	1,220,000	1,302,699
Northrop Grumman Corp.
4.70%, due 3/15/33	1,715,000	1,732,440
Raytheon Technologies Corp.
5.15%, due 2/27/33	1,735,000	1,805,619
		8,102,745

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 0.8%
Daimler Truck Finance North America LLC
5.125%, due 1/19/28 (b)	$ 1,240,000	$ 1,245,217
General Motors Financial Co., Inc.
6.00%, due 1/9/28	1,245,000	1,274,276
6.05%, due 10/10/25	3,345,000	3,399,621
		5,919,114
Auto Parts & Equipment 0.1%
Aptiv plc
4.15%, due 5/1/52	740,000	580,591
Banks 12.6%
Bank of America Corp.
1.734%, due 7/22/27 (d)	4,215,000	3,779,634
1.922%, due 10/24/31 (d)	2,392,000	1,907,822
2.087%, due 6/14/29 (d)	2,000,000	1,722,424
2.482% (5 Year Treasury Constant Maturity Rate + 1.20%), due 9/21/36 (c)	1,200,000	911,312
Bank of New York Mellon Corp. (The)
4.706%, due 2/1/34 (d)	2,080,000	2,058,774
Bank of New Zealand
4.846%, due 2/7/28 (b)	3,080,000	3,067,825
Citigroup, Inc.
5.61%, due 9/29/26 (d)	3,760,000	3,788,022
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,750,000	1,646,689
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,452,692
Credit Suisse AG
7.95%, due 1/9/25	5,770,000	5,865,263
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (b)(c)	3,420,000	3,423,163
Deutsche Bank AG
7.079%, due 2/10/34 (d)	1,200,000	1,112,907
Fifth Third Bancorp
6.361%, due 10/27/28 (d)	3,850,000	3,875,252
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	3,870,000	3,897,421
HSBC Holdings plc (d)
7.39%, due 11/3/28	2,415,000	2,570,365
8.113%, due 11/3/33	1,200,000	1,343,910
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,411,403
Huntington National Bank (The)
5.65%, due 1/10/30	2,285,000	2,189,637
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	3,555,000	3,194,077
4.565%, due 6/14/30	1,310,000	1,275,207
5.546%, due 12/15/25	2,960,000	2,980,251

	Principal Amount	Value
Corporate Bonds
Banks
KeyBank NA
5.00%, due 1/26/33	$ 2,385,000	$ 2,215,764
M&T Bank Corp.
5.053%, due 1/27/34 (d)	1,330,000	1,235,033
Morgan Stanley (d)
2.484%, due 9/16/36	4,475,000	3,399,653
4.679%, due 7/17/26	2,630,000	2,595,342
4.889%, due 7/20/33	500,000	491,459
5.123%, due 2/1/29	610,000	614,846
6.296%, due 10/18/28	805,000	846,494
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (c)	3,415,000	3,423,714
Royal Bank of Canada
5.66%, due 10/25/24	3,395,000	3,424,407
State Street Corp.
4.821%, due 1/26/34 (d)	780,000	775,700
Swedbank AB
5.337%, due 9/20/27 (b)	2,770,000	2,770,630
Truist Financial Corp.
5.122%, due 1/26/34 (d)	810,000	789,907
U.S. Bancorp
2.677%, due 1/27/33 (d)	4,390,000	3,636,977
UBS Group AG (b)(c)
2.746% (1 Year Treasury Constant Maturity Rate + 1.10%), due 2/11/33	1,880,000	1,506,402
5.711% (1 Year Treasury Constant Maturity Rate + 1.55%), due 1/12/27	2,185,000	2,165,076
Wells Fargo & Co.
4.54%, due 8/15/26 (d)	2,780,000	2,728,747
		88,094,201
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,795,000	1,924,361
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	840,000	766,529
4.05%, due 4/15/32	775,000	734,110
PepsiCo, Inc.
2.625%, due 10/21/41	1,250,000	966,696
		4,391,696
Biotechnology 0.2%
Amgen, Inc.
4.875%, due 3/1/53	610,000	570,908
5.25%, due 3/2/30	815,000	833,567
		1,404,475
Commercial Services 0.3%
Global Payments, Inc.
2.15%, due 1/15/27	2,000,000	1,771,213

	Principal Amount	Value
Corporate Bonds
Computers 0.2%
Apple, Inc.
2.65%, due 2/8/51	$ 2,415,000	$ 1,692,321
Cosmetics & Personal Care 0.2%
Unilever Capital Corp.
1.75%, due 8/12/31	1,280,000	1,051,602
Diversified Financial Services 1.8%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,670,000	1,457,947
Air Lease Corp.
0.70%, due 2/15/24	1,575,000	1,505,999
1.875%, due 8/15/26	2,125,000	1,882,590
American Express Co.
4.42%, due 8/3/33 (d)	1,440,000	1,376,713
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,045,000	3,105,369
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	1,650,000	1,627,501
5.20%, due 6/15/62	570,000	569,884
Thirax 1 LLC
0.968%, due 1/14/33	1,517,550	1,313,555
		12,839,558
Electric 3.1%
AEP Texas, Inc.
5.25%, due 5/15/52	60,000	58,565
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	240,000	219,463
American Electric Power Co., Inc.
5.625%, due 3/1/33	880,000	910,252
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	505,000	398,854
Duke Energy Corp.
2.45%, due 6/1/30	975,000	830,903
5.00%, due 8/15/52	370,000	344,188
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	210,000	216,071
5.65%, due 4/1/53	110,000	115,345
Duke Energy Progress LLC
5.35%, due 3/15/53	250,000	257,925
Enel Finance America LLC
7.10%, due 10/14/27 (b)	2,280,000	2,450,006
Entergy Arkansas LLC
5.15%, due 1/15/33	1,720,000	1,766,541

	Principal Amount	Value
Corporate Bonds
Electric
Exelon Corp.
4.10%, due 3/15/52	$ 585,000	$ 480,208
Florida Power & Light Co.
5.05%, due 4/1/28	2,590,000	2,676,157
Georgia Power Co.
4.30%, due 3/15/42	1,386,000	1,222,906
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	1,140,000	1,159,724
NSTAR Electric Co.
4.55%, due 6/1/52	1,080,000	1,006,327
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	710,000	729,440
Pacific Gas and Electric Co.
5.45%, due 6/15/27	2,120,000	2,097,709
6.75%, due 1/15/53	1,040,000	1,074,693
Southern California Edison Co.
5.30%, due 3/1/28	770,000	789,317
5.70%, due 3/1/53	200,000	208,110
5.95%, due 11/1/32	900,000	974,922
Southern Co. (The)
5.15%, due 10/6/25	780,000	789,513
5.70%, due 10/15/32	375,000	394,347
Virginia Electric and Power Co.
Series C
4.625%, due 5/15/52	969,000	879,900
		22,051,386
Entertainment 0.3%
Warnermedia Holdings, Inc. (b)
4.054%, due 3/15/29	540,000	502,272
5.05%, due 3/15/42	1,070,000	894,985
5.141%, due 3/15/52	565,000	457,782
		1,855,039
Environmental Control 0.2%
Waste Connections, Inc.
2.60%, due 2/1/30	1,810,000	1,594,567
Food 0.5%
Kellogg Co.
5.25%, due 3/1/33	1,160,000	1,190,278
Kraft Heinz Foods Co.
4.875%, due 10/1/49	280,000	260,163
Nestle Holdings, Inc.
4.25%, due 10/1/29 (b)	2,160,000	2,150,247
		3,600,688

	Principal Amount	Value
Corporate Bonds
Gas 0.4%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	$ 1,975,000	$ 1,596,485
NiSource, Inc.
5.65%, due 2/1/45	595,000	614,555
Southwest Gas Corp.
5.45%, due 3/23/28	450,000	454,240
		2,665,280
Healthcare-Products 0.1%
Danaher Corp.
2.80%, due 12/10/51	1,110,000	774,219
Healthcare-Services 0.1%
HCA, Inc.
4.625%, due 3/15/52 (b)	85,000	70,575
UnitedHealth Group, Inc.
6.05%, due 2/15/63	835,000	950,682
		1,021,257
Insurance 0.6%
Corebridge Financial, Inc. (b)
3.85%, due 4/5/29	375,000	342,170
4.35%, due 4/5/42	195,000	160,340
MetLife, Inc.
5.25%, due 1/15/54	655,000	637,649
5.875%, due 2/6/41	660,000	686,748
Principal Life Global Funding II
1.25%, due 8/16/26 (b)	2,250,000	1,983,284
Prudential Financial, Inc.
3.70%, due 3/13/51	240,000	181,573
		3,991,764
Internet 0.3%
Amazon.com, Inc.
3.10%, due 5/12/51	1,050,000	795,386
3.95%, due 4/13/52	720,000	638,462
Meta Platforms, Inc.
4.45%, due 8/15/52	430,000	378,288
		1,812,136
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (b)	1,895,000	1,868,579
Iron & Steel 0.2%
Nucor Corp.
2.00%, due 6/1/25	1,575,000	1,480,928

	Principal Amount	Value
Corporate Bonds
Media 0.4%
Charter Communications Operating LLC
5.50%, due 4/1/63	$ 755,000	$ 612,668
Comcast Corp.
4.60%, due 10/15/38	750,000	726,130
Paramount Global
4.375%, due 3/15/43	1,665,000	1,183,160
		2,521,958
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
4.00%, due 9/14/48	387,000	326,574
Oil & Gas 0.3%
Phillips 66 Co.
3.15%, due 12/15/29 (b)	2,430,000	2,192,690
Packaging & Containers 0.1%
Berry Global, Inc.
5.50%, due 4/15/28 (b)	880,000	877,126
Pharmaceuticals 0.6%
AbbVie, Inc.
2.95%, due 11/21/26	865,000	823,037
4.05%, due 11/21/39	140,000	125,053
Cigna Group (The)
4.90%, due 12/15/48	1,040,000	978,657
Eli Lilly and Co.
3.375%, due 3/15/29	2,600,000	2,488,551
		4,415,298
Pipelines 1.5%
Energy Transfer LP
5.00%, due 5/15/50	1,065,000	909,008
Enterprise Products Operating LLC
4.80%, due 2/1/49	555,000	509,086
5.35%, due 1/31/33	1,725,000	1,787,248
Kinder Morgan, Inc.
5.45%, due 8/1/52	395,000	366,765
MPLX LP
4.95%, due 9/1/32	890,000	870,388
ONEOK, Inc.
5.20%, due 7/15/48	195,000	168,525
5.85%, due 1/15/26	2,985,000	3,028,928
6.10%, due 11/15/32	350,000	362,336
Targa Resources Corp.
6.125%, due 3/15/33	1,725,000	1,786,263

	Principal Amount	Value
Corporate Bonds
Pipelines
Williams Cos., Inc. (The)
4.85%, due 3/1/48	$ 575,000	$ 507,681
		10,296,228
Real Estate Investment Trusts 0.7%
Agree LP
4.80%, due 10/1/32	1,850,000	1,782,414
Alexandria Real Estate Equities, Inc.
3.55%, due 3/15/52	1,050,000	731,198
4.75%, due 4/15/35	850,000	796,560
Simon Property Group LP
1.75%, due 2/1/28	1,980,000	1,703,165
		5,013,337
Retail 0.2%
Home Depot, Inc. (The)
4.95%, due 9/15/52	1,090,000	1,088,998
Lowe's Cos., Inc.
5.625%, due 4/15/53	635,000	637,073
		1,726,071
Semiconductors 1.0%
Broadcom, Inc.
3.419%, due 4/15/33 (b)	2,060,000	1,723,621
Intel Corp.
5.70%, due 2/10/53	975,000	995,080
Micron Technology, Inc.
6.75%, due 11/1/29	1,230,000	1,306,654
NVIDIA Corp.
1.55%, due 6/15/28	1,004,000	884,900
QUALCOMM, Inc.
4.50%, due 5/20/52	265,000	246,973
Texas Instruments, Inc.
4.15%, due 5/15/48	1,660,000	1,543,715
		6,700,943
Software 0.4%
Microsoft Corp.
2.525%, due 6/1/50	980,000	693,430
Oracle Corp.
3.95%, due 3/25/51	365,000	274,654
5.55%, due 2/6/53	865,000	823,516
6.90%, due 11/9/52	865,000	969,549
		2,761,149
Telecommunications 1.3%
AT&T, Inc.
3.50%, due 9/15/53	740,000	537,276
3.55%, due 9/15/55	1,012,000	726,422

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
4.35%, due 3/1/29	$ 1,489,000	$ 1,457,803
T-Mobile US, Inc.
2.625%, due 2/15/29	2,125,000	1,872,148
3.40%, due 10/15/52	405,000	291,546
T-Mobile USA, Inc.
4.50%, due 4/15/50	1,080,000	940,564
Verizon Communications, Inc.
3.40%, due 3/22/41	695,000	552,561
4.50%, due 8/10/33	2,460,000	2,376,986
		8,755,306
Transportation 0.5%
Norfolk Southern Corp.
4.45%, due 3/1/33	910,000	884,913
4.55%, due 6/1/53	485,000	435,941
Union Pacific Corp.
2.80%, due 2/14/32	2,090,000	1,835,136
United Parcel Service, Inc.
5.30%, due 4/1/50	525,000	562,292
		3,718,282
Total Corporate Bonds (Cost $220,444,242)		217,868,321
Mortgage-Backed Securities 6.3%
Agency (Collateralized Mortgage Obligation) 0.0% ‡
FHLMC, Strips
REMIC, Series 390, Class C5
2.00%, due 4/15/42 (e)	2,600,856	248,325
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
CSMC OA LLC
Series 2014-USA, Class A1
3.304%, due 9/15/37 (b)	2,590,022	2,348,012
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (b)	3,000,000	2,390,270
FHLMC, Multifamily Structured Pass-Through Certificates (e)(f)
REMIC, Series K119, Class X1
0.93%, due 9/25/30	54,681,569	2,964,818
REMIC, Series K105, Class X1
1.523%, due 1/25/30	29,920,349	2,455,452
REMIC, Series K108, Class X1
1.69%, due 3/25/30	27,580,072	2,570,512

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.60%, due 6/25/29 (e)(f)	$ 77,000,000	$ 2,468,959
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (b)	3,250,000	3,011,252
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (b)	3,000,000	2,791,373
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (b)(f)	3,000,000	2,733,203
		23,733,851
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, Single Family, 30 Year (g)
2.00%, due 4/25/53 TBA	4,400,000	3,637,270
2.50%, due 4/25/53 TBA	5,850,000	5,041,969
3.50%, due 4/25/53 TBA	4,650,000	4,320,685
		12,999,924
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA II, Single Family, 30 Year (g)
2.50%, due 4/15/53 TBA	2,000,000	1,760,000
5.50%, due 4/15/53 TBA	1,250,000	1,264,136
		3,024,136
Whole Loan (Collateralized Mortgage Obligations) 0.6%
GCAT Trust (b)
Series 2023-NQM1, Class A1
4.25%, due 10/25/57 (h)	2,181,745	2,006,912
Series 2023-NQM2, Class A1
5.837%, due 11/25/67 (a)	2,514,732	2,491,105
		4,498,017
Total Mortgage-Backed Securities (Cost $45,566,278)		44,504,253
U.S. Government & Federal Agencies 54.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.2%
FFCB
2.03%, due 1/21/28	3,800,000	3,489,908
FHLMC Gold Pools, 15 Year
4.50%, due 4/1/23	15	15
5.00%, due 3/1/25	5,805	5,850
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	2,141	2,210
6.50%, due 8/1/37	13,544	14,085

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 20 Year
3.50%, due 8/1/40	$ 3,212,295	$ 3,064,708
UMBS Pool, 30 Year
2.00%, due 8/1/50	3,427,611	2,843,024
2.00%, due 11/1/50	2,760,455	2,310,670
2.50%, due 7/1/50	4,530,295	3,967,394
2.50%, due 10/1/50	2,524,610	2,206,807
2.50%, due 11/1/50	4,516,100	3,954,940
2.50%, due 11/1/50	2,785,848	2,456,199
2.50%, due 12/1/50	4,150,041	3,634,353
2.50%, due 2/1/51	3,111,063	2,732,800
3.00%, due 1/1/52	1,789,729	1,623,773
3.00%, due 3/1/52	4,947,833	4,499,287
3.50%, due 10/1/51	2,100,150	1,979,562
3.50%, due 11/1/51	3,484,893	3,243,949
3.50%, due 4/1/52	868,088	807,354
4.00%, due 5/1/52	2,484,601	2,409,476
4.00%, due 9/1/52	1,877,198	1,808,708
4.50%, due 5/1/52	2,129,403	2,104,628
5.00%, due 11/1/52	4,744,439	4,737,952
5.00%, due 12/1/52	2,706,782	2,711,956
5.50%, due 1/1/53	4,430,218	4,520,564
6.00%, due 11/1/52	3,207,201	3,314,761
		64,444,933
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.4%
FNMA, Other
3.50%, due 8/1/56	1,349,281	1,261,510
UMBS, 15 Year
4.50%, due 5/1/24	27,787	27,822
5.00%, due 12/1/23	878	884
5.00%, due 12/1/23	1,791	1,803
UMBS, 20 Year
2.50%, due 2/1/42	2,754,272	2,467,415
UMBS, 30 Year
2.00%, due 8/1/50	3,730,386	3,106,175
2.00%, due 12/1/50	3,600,698	2,986,489
2.00%, due 3/1/51	3,905,131	3,268,469
2.00%, due 3/1/51	3,731,142	3,093,094
2.50%, due 5/1/43	248,196	215,245
2.50%, due 8/1/50	3,078,962	2,696,423
2.50%, due 1/1/51	2,379,106	2,083,355
2.50%, due 6/1/51	2,856,460	2,501,533
2.50%, due 8/1/51	4,949,387	4,322,265
2.50%, due 10/1/51	3,873,586	3,372,217
2.50%, due 10/1/51	3,267,181	2,871,403
2.50%, due 11/1/51	3,519,326	3,082,668
3.00%, due 10/1/50	27,848	25,270

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 6/1/51	$ 3,081,126	$ 2,822,789
3.00%, due 9/1/51	3,464,139	3,126,753
3.00%, due 12/1/51	15,437	13,990
3.00%, due 1/1/52	3,885,656	3,521,896
3.00%, due 2/1/52	2,319,392	2,083,816
3.00%, due 2/1/52	3,047,959	2,749,348
3.00%, due 3/1/52	5,000,000	4,568,880
4.00%, due 5/1/52	5,379,690	5,186,746
4.00%, due 6/1/52	3,415,016	3,267,526
4.50%, due 7/1/52	3,437	3,370
4.50%, due 7/1/52	2,922,575	2,870,762
4.50%, due 10/1/52	2,465,012	2,431,790
5.00%, due 11/1/52	0	—
5.50%, due 9/1/52	2,734,047	2,805,127
6.50%, due 10/1/36	10,625	11,161
6.50%, due 10/1/36	11,128	11,478
6.50%, due 8/1/37	1,889	1,948
7.00%, due 9/1/37	26,293	27,570
7.00%, due 10/1/37	291	316
7.00%, due 11/1/37	3,764	3,978
7.50%, due 7/1/28	4,324	4,319
		72,897,603
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.4%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	21,307	20,525
4.00%, due 7/15/44	136,616	130,869
4.00%, due 7/15/45	67,561	65,320
4.50%, due 6/15/39	329,372	332,060
4.50%, due 6/15/40	133,784	135,102
GNMA II, 30 Year
2.50%, due 3/20/51	4,035,423	3,543,475
2.50%, due 4/20/51	5,109,097	4,484,407
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	5,549,589	4,735,919
3.00%, due 8/20/51	6,485,783	5,929,169
3.50%, due 2/20/50	3,445,315	3,259,888
3.50%, due 8/20/51	1,175,802	1,109,396
4.00%, due 4/20/52	2,345,195	2,257,515
4.50%, due 8/20/48	3,275,099	3,265,366
5.00%, due 7/20/52	1,712,212	1,715,311
		30,984,322
United States Treasury Bonds 3.6%
U.S. Treasury Bonds
1.875%, due 2/15/41	3,770,000	2,819,548
1.875%, due 11/15/51	4,540,000	3,091,456

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
2.375%, due 2/15/42	$ 2,140,000	$ 1,720,861
2.875%, due 5/15/52	2,660,000	2,275,547
3.25%, due 5/15/42	500,000	461,269
3.625%, due 2/15/53	9,620,000	9,550,856
3.875%, due 2/15/43	5,050,000	5,094,977
		25,014,514
United States Treasury Notes 27.3%
U.S. Treasury Notes
2.625%, due 12/31/23	2,275,000	2,240,875
2.75%, due 8/31/23	2,050,000	2,033,744
3.50%, due 2/15/33	24,860,000	24,898,844
3.625%, due 3/31/28	42,300,000	42,369,398
3.875%, due 3/31/25	59,000,000	58,820,234
4.00%, due 2/28/30	53,825,000	55,246,317
4.625%, due 3/15/26	5,450,000	5,574,328
		191,183,740
Total U.S. Government & Federal Agencies (Cost $387,010,779)		384,525,112
Total Long-Term Bonds (Cost $698,469,495)		689,640,763
Short-Term Investment 0.6%
U.S. Treasury Debt 0.6%
U.S. Treasury Bills
4.60%, due 4/20/23 (i)	4,000,000	3,991,222
Total Short-Term Investment (Cost $3,990,401)		3,991,222
Total Investments (Cost $702,459,896)	99.0%	693,631,985
Other Assets, Less Liabilities	1.0	7,077,329
Net Assets	100.0%	$ 700,709,314

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.

(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2023, the total net market value was $16,024,060, which represented 2.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(i)	Interest rate shown represents yield to maturity.
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	75	June 2023	$ 15,551,231	$ 15,483,985	$ (67,246)
U.S. Treasury 5 Year Notes	207	June 2023	22,296,002	22,668,117	372,115
U.S. Treasury Ultra Bonds	334	June 2023	45,281,326	47,135,750	1,854,424
Total Long Contracts					2,159,293
Short Contracts
U.S. Treasury 10 Year Notes	(106)	June 2023	(11,847,293)	(12,181,719)	(334,426)
U.S. Treasury 10 Year Ultra Bonds	(301)	June 2023	(35,526,323)	(36,463,328)	(937,005)
Total Short Contracts					(1,271,431)
Net Unrealized Appreciation					$ 887,862

1.	As of March 31, 2023, cash in the amount of $1,866,360 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 42,743,077	$ —	$ 42,743,077
Corporate Bonds	—	217,868,321	—	217,868,321
Mortgage-Backed Securities	—	44,504,253	—	44,504,253
U.S. Government & Federal Agencies	—	384,525,112	—	384,525,112
Total Long-Term Bonds	—	689,640,763	—	689,640,763
Short-Term Investment
U.S. Treasury Debt	—	3,991,222	—	3,991,222
Total Investments in Securities	—	693,631,985	—	693,631,985
Other Financial Instruments
Futures Contracts (b)	2,226,539	—	—	2,226,539
Total Investments in Securities and Other Financial Instruments	$ 2,226,539	$ 693,631,985	$ —	$ 695,858,524
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,338,677)	$ —	$ —	$ (1,338,677)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 91.5%
Equity Funds 36.5%
IQ 500 International ETF	271,512	$ 8,403,731
IQ Candriam ESG International Equity ETF	317,001	8,419,547
IQ Candriam ESG U.S. Large Cap Equity ETF	385,696	13,607,162
IQ Chaikin U.S. Large Cap ETF	315,421	10,185,543
IQ Chaikin U.S. Small Cap ETF	169,229	5,366,252
IQ FTSE International Equity Currency Neutral ETF	433,213	9,994,224
MainStay Epoch Capital Growth Fund Class I	150,405	1,795,065
MainStay Epoch International Choice Fund Class I	134,895	5,123,208
MainStay VP American Century Sustainable Equity Portfolio Initial Class	994,329	11,767,391
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	1,091,357	7,544,554
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	619,711	10,298,536
MainStay VP MacKay International Equity Portfolio Initial Class	457,318	5,033,516
MainStay VP S&P 500 Index Portfolio Initial Class	102,354	7,666,150
MainStay VP Small Cap Growth Portfolio Initial Class	748,742	7,446,310
MainStay VP Wellington Growth Portfolio Initial Class	680,154	13,597,837
MainStay VP Wellington Mid Cap Portfolio Initial Class	1,039,877	8,020,367
MainStay VP Wellington Small Cap Portfolio Initial Class	786,129	6,126,380
MainStay VP Wellington U.S. Equity Portfolio Initial Class	271,618	6,167,514
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	639,892	13,482,592
MainStay WMC Enduring Capital Fund Class R6	186,677	5,602,853
MainStay WMC International Research Equity Fund Class I	717,507	5,008,415
MainStay WMC Value Fund Class R6	339,879	9,660,019
Total Equity Funds (Cost $191,693,388)		180,317,166
Fixed Income Funds 55.0%
IQ MacKay ESG Core Plus Bond ETF (a)	1,425,932	30,172,721
MainStay MacKay Short Duration High Yield Fund Class I	2,293,162	21,268,621
MainStay VP Bond Portfolio Initial Class	2,294,299	28,531,897
MainStay VP Floating Rate Portfolio Initial Class	4,474,021	37,687,361
MainStay VP Indexed Bond Portfolio Initial Class	15,039,376	132,011,132
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,880,296	16,807,027
MainStay VP PIMCO Real Return Portfolio Initial Class	604,936	5,124,538
Total Fixed Income Funds (Cost $305,095,266)		271,603,297
Total Affiliated Investment Companies (Cost $496,788,654)		451,920,463

	Shares	Value
Short-Term Investment 8.5%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	41,964,674	$ 41,964,674
Total Short-Term Investment (Cost $41,964,674)	8.5%	41,964,674
Total Investments (Cost $538,753,328)	100.0%	493,885,137
Other Assets, Less Liabilities	0.0‡	11,342
Net Assets	100.0%	$ 493,896,479

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 8,664	$ —	$ (1,042)	$ 63	$ 719	$ 8,404	$ —	$ —	272
IQ Candriam ESG International Equity ETF	8,631	—	(806)	162	433	8,420	51	—	317
IQ Candriam ESG U.S. Large Cap Equity ETF	13,462	109	(1,300)	257	1,079	13,607	46	—	386
IQ Chaikin U.S. Large Cap ETF	10,544	—	(656)	165	133	10,186	45	—	315
IQ Chaikin U.S. Small Cap ETF	5,732	219	(574)	161	(172)	5,366	25	—	169
IQ FTSE International Equity Currency Neutral ETF	10,112	—	(920)	111	691	9,994	59	—	433
IQ MacKay ESG Core Plus Bond ETF	30,115	93	(774)	(114)	853	30,173	211	—	1,426
MainStay Epoch Capital Growth Fund Class I	1,798	—	(181)	(31)	209	1,795	—	—	150
MainStay Epoch International Choice Fund Class I	5,147	—	(621)	18	579	5,123	—	—	135
MainStay MacKay Short Duration High Yield Fund Class I	21,988	309	(1,363)	(28)	363	21,269	308	—	2,293
MainStay U.S. Government Liquidity Fund	50,554	22,825	(31,414)	—	—	41,965	502	—	41,965
MainStay VP American Century Sustainable Equity Portfolio Initial Class	11,908	68	(1,005)	115	681	11,767	—	—	994
MainStay VP Bond Portfolio Initial Class	28,504	3	(813)	(111)	949	28,532	—	—	2,294
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	7,756	16	(596)	(174)	543	7,545	—	—	1,091
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	10,918	—	(483)	49	(185)	10,299	—	—	620
MainStay VP Floating Rate Portfolio Initial Class	39,427	748	(2,909)	(153)	574	37,687	749	—	4,474
MainStay VP Indexed Bond Portfolio Initial Class	130,714	301	(3,056)	(396)	4,448	132,011	—	—	15,039
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	17,222	—	(1,038)	(192)	815	16,807	—	—	1,880
MainStay VP MacKay International Equity Portfolio Initial Class	5,124	—	(442)	(230)	581	5,033	—	—	457
MainStay VP PIMCO Real Return Portfolio Initial Class	4,942	149	(113)	(7)	154	5,125	—	—	605

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP S&P 500 Index Portfolio Initial Class	$ 7,718	$ —	$ (608)	$ 62	$ 494	$ 7,666	$ —	$ —	102
MainStay VP Small Cap Growth Portfolio Initial Class	7,726	84	(841)	(316)	793	7,446	—	—	749
MainStay VP Wellington Growth Portfolio Initial Class	13,421	111	(1,645)	(1,848)	3,559	13,598	—	—	680
MainStay VP Wellington Mid Cap Portfolio Initial Class	8,619	—	(950)	(782)	1,133	8,020	—	—	1,040
MainStay VP Wellington Small Cap Portfolio Initial Class	6,680	17	(692)	(268)	389	6,126	—	—	786
MainStay VP Wellington U.S. Equity Portfolio Initial Class	6,274	96	(594)	(292)	683	6,167	—	—	272
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	13,076	287	(1,288)	(203)	1,611	13,483	—	—	640
MainStay WMC Enduring Capital Fund Class R6	6,120	—	(602)	(43)	128	5,603	—	—	187
MainStay WMC International Research Equity Fund Class I	5,237	—	(580)	(80)	431	5,008	—	—	718
MainStay WMC Value Fund Class R6	10,306	—	(530)	(225)	109	9,660	—	—	340
	$508,439	$25,435	$(58,436)	$(4,330)	$22,777	$493,885	$1,996	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	5,060	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.25%	12/4/23	Daily	350	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(7,728)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.47%	12/4/23	Daily	(7,689)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	4,967	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(13,032)	—
Citibank NA	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	12,944	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	4,974	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(18,004)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	26,584	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	4,516	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	2,876	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	2,124	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(5,148)	—
						$ —

1.	As of March 31, 2023, cash in the amount $4,690,001 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund

FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 180,317,166	$ —	$ —	$ 180,317,166
Fixed Income Funds	271,603,297	—	—	271,603,297
Total Affiliated Investment Companies	451,920,463	—	—	451,920,463
Short-Term Investment
Affiliated Investment Company	41,964,674	—	—	41,964,674
Total Investments in Securities	$ 493,885,137	$ —	$ —	$ 493,885,137

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Australia 9.2%
Atlas Arteria Ltd. (Transportation)	212,638	$ 899,232
NEXTDC Ltd. (Communications) (a)	80,584	568,251
Transurban Group (Transportation)	185,311	1,763,548
		3,231,031
Canada 5.8%
Canadian National Railway Co. (Transportation)	2,972	350,681
Enbridge, Inc. (Midstream / Pipelines)	28,712	1,094,731
Pembina Pipeline Corp. (Midstream / Pipelines)	18,582	601,939
		2,047,351
China 2.7%
China Resources Gas Group Ltd. (Utilities)	89,777	331,961
ENN Energy Holdings Ltd. (Utilities)	20,298	277,274
Guangdong Investment Ltd. (Utilities)	322,395	330,536
		939,771
France 6.0%
Eiffage SA (Transportation)	7,549	817,180
Vinci SA (Transportation)	11,167	1,281,408
		2,098,588
Hong Kong 1.0%
CK Infrastructure Holdings Ltd. (Utilities)	68,082	371,722
Italy 2.6%
Enel SpA (Utilities)	114,627	700,060
Infrastrutture Wireless Italiane SpA (Communications)	15,893	209,487
		909,547
Japan 4.0%
Central Japan Railway Co. (Transportation)	7,541	900,322
West Japan Railway Co. (Transportation)	12,224	503,572
		1,403,894
Mexico 1.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	26,940	524,164
New Zealand 0.9%
Infratil Ltd. (Diversified)	54,309	312,866
Portugal 1.8%
EDP - Energias de Portugal SA (Utilities)	119,517	651,257
Spain 7.1%
Aena SME SA (Transportation) (a)	6,742	1,091,640
Cellnex Telecom SA (Communications)	36,567	1,423,399
		2,515,039

	Shares	Value
Common Stocks
United Kingdom 4.5%
National Grid plc (Utilities)	81,695	$ 1,108,899
Pennon Group plc (Utilities)	16,325	176,374
SSE plc (Utilities)	13,562	302,088
		1,587,361
United States 51.5%
AES Corp. (The) (Utilities)	22,555	543,124
ALLETE, Inc. (Utilities)	4,085	262,951
Ameren Corp. (Utilities)	13,012	1,124,107
American Electric Power Co., Inc. (Utilities)	10,426	948,662
American Tower Corp. (Communications)	8,665	1,770,606
Cheniere Energy, Inc. (Midstream / Pipelines)	4,289	675,946
CMS Energy Corp. (Utilities)	12,195	748,529
Constellation Energy Corp. (Utilities)	3,817	299,634
Crown Castle, Inc. (Communications)	6,540	875,314
CSX Corp. (Transportation)	17,864	534,848
Equinix, Inc. (Communications)	689	496,797
FirstEnergy Corp. (Utilities)	9,489	380,129
NextEra Energy Partners LP (Utilities)	3,717	225,808
NextEra Energy, Inc. (Utilities)	24,237	1,868,188
NiSource, Inc. (Utilities)	15,585	435,757
OGE Energy Corp. (Utilities)	14,702	553,677
PPL Corp. (Utilities)	32,154	893,560
Public Service Enterprise Group, Inc. (Utilities)	13,104	818,345
Sempra Energy (Utilities)	5,662	855,868
Southern Co. (The) (Utilities)	10,120	704,150
Targa Resources Corp. (Midstream / Pipelines)	6,040	440,618
Union Pacific Corp. (Transportation)	2,524	507,980
WEC Energy Group, Inc. (Utilities)	14,676	1,391,138
Williams Cos., Inc. (The) (Midstream / Pipelines)	4,704	140,461
Xcel Energy, Inc. (Utilities)	9,393	633,464
		18,129,661
Total Common Stocks (Cost $33,013,443)		34,722,252
Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
United States 1.7%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	589,374	589,374
Total Short-Term Investment (Cost $589,374)		589,374
Total Investments (Cost $33,602,817)	100.3%	35,311,626
Other Assets, Less Liabilities	(0.3)	(100,178)
Net Assets	100.0%	$ 35,211,448

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 631	$ 2,337	$ (2,379)	$ —	$ —	$ 589	$ 4	$ —	589
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 3,231,031	$ —	$ 3,231,031
China	—	939,771	—	939,771
France	—	2,098,588	—	2,098,588
Hong Kong	—	371,722	—	371,722
Italy	—	909,547	—	909,547
Japan	—	1,403,894	—	1,403,894
New Zealand	—	312,866	—	312,866
Portugal	—	651,257	—	651,257
Spain	—	2,515,039	—	2,515,039
United Kingdom	—	1,587,361	—	1,587,361
All Other Countries	20,701,176	—	—	20,701,176
Total Common Stocks	20,701,176	14,021,076	—	34,722,252
Short-Term Investment
Affiliated Investment Company	589,374	—	—	589,374
Total Investments in Securities	$ 21,290,550	$ 14,021,076	$ —	$ 35,311,626

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.3%
Brazil 5.3%
Arezzo Industria e Comercio SA (Textiles, Apparel & Luxury Goods)	64,000	$ 801,949
Banco do Brasil SA (Banks)	264,000	2,037,120
BB Seguridade Participacoes SA (Insurance)	208,000	1,334,152
Hypera SA (Pharmaceuticals)	174,000	1,294,242
Localiza Rent a Car SA (Ground Transportation)	124,000	1,306,435
MercadoLibre, Inc. (Broadline Retail) (a)	1,440	1,898,006
Petro Rio SA (Oil, Gas & Consumable Fuels) (a)	230,000	1,415,364
WEG SA (Electrical Equipment)	260,000	2,080,123
		12,167,391
China 32.8%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	296,080	1,343,918
Airtac International Group (Machinery)	38,000	1,491,554
Alibaba Group Holding Ltd. (Broadline Retail) (a)	694,000	8,826,090
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	110,000	1,600,143
Asia Cement China Holdings Corp. (Construction Materials)	15,500	6,642
Baidu, Inc., Class A (Interactive Media & Services) (a)	116,000	2,199,352
Bank of Jiangsu Co. Ltd., Class A (Banks)	3,399,994	3,481,106
BYD Co. Ltd., Class H (Automobiles)	64,000	1,880,507
BYD Electronic International Co. Ltd. (Communications Equipment)	450,000	1,405,557
China Merchants Bank Co. Ltd., Class H (Banks)	476,000	2,425,299
China Resources Land Ltd. (Real Estate Management & Development)	310,000	1,420,545
China Tourism Group Duty Free Corp. Ltd., Class H (Specialty Retail) (a)(b)	62,000	1,526,491
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	21,985	1,309,479
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	700,000	687,658
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure) (a)(b)(c)	520,000	1,395,710
JD Health International, Inc. (Consumer Staples Distribution & Retail) (a)(b)	156,000	1,152,457
JD.com, Inc., Class A (Broadline Retail)	99,000	2,169,751
Kanzhun Ltd., ADR (Interactive Media & Services) (a)	48,000	913,440
Kingsoft Corp. Ltd. (Entertainment)	200,000	980,744
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	39,992	235,694
Longshine Technology Group Co. Ltd., Class A (Software)	261,991	1,021,474
Meituan (Hotels, Restaurants & Leisure) (a)(b)	196,000	3,560,070
Ming Yang Smart Energy Group Ltd., Class A (Electrical Equipment)	320,975	1,050,556
NARI Technology Co. Ltd., Class A (Electrical Equipment)	260,997	1,031,182
NetEase, Inc. (Entertainment)	104,000	1,838,217
Ningbo Deye Technology Co. Ltd., Class A (Machinery)	16,792	631,150
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	330,000	1,894,810
PDD Holdings, Inc., ADR (Broadline Retail) (a)	23,400	1,776,060
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	770,000	4,990,647
Proya Cosmetics Co. Ltd., Class A (Personal Care Products)	54,961	1,457,096
Shanghai Baosight Software Co. Ltd., Class A (Software)	166,480	1,411,451
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	164,000	1,680,621
Tencent Holdings Ltd. (Interactive Media & Services)	246,000	12,020,383
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	76,000	470,080
Yadea Group Holdings Ltd. (Automobiles) (b)	840,000	2,157,476
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Pharmaceuticals)	99,964	484,515

	Shares	Value
Common Stocks
China
Zijin Mining Group Co. Ltd., Class H (Metals & Mining)	1,259,821	$ 2,101,305
		76,029,230
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)	19,000	—
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)	6,500	—
India 13.6%
ABB India Ltd. (Electrical Equipment)	51,000	2,091,333
APL Apollo Tubes Ltd. (Metals & Mining)	78,000	1,147,136
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	24,000	1,261,644
Asian Paints Ltd. (Chemicals)	16,000	539,122
Axis Bank Ltd. (Banks)	334,000	3,494,914
Bajaj Finance Ltd. (Consumer Finance)	22,000	1,507,806
Bharti Airtel Ltd. (Wireless Telecommunication Services)	336,000	3,066,263
HDFC Bank Ltd. (Banks)	240,000	4,718,405
Infosys Ltd. (IT Services)	152,000	2,654,090
Mahindra & Mahindra Ltd. (Automobiles)	130,000	1,836,579
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	162,000	4,605,091
SBI Cards & Payment Services Ltd. (Consumer Finance)	154,000	1,387,283
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	60,000	1,123,661
Varun Beverages Ltd. (Beverages)	122,000	2,060,648
		31,493,975
Indonesia 3.2%
Aneka Tambang Tbk. (Metals & Mining)	7,800,000	1,088,843
Bank Central Asia Tbk. PT (Banks)	5,160,000	3,014,988
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	6,200,000	1,738,550
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	7,800,000	1,500,524
		7,342,905
Malaysia 0.6%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,260,000	1,393,971
Mexico 4.7%
America Movil SAB de CV (Wireless Telecommunication Services)	3,160,000	3,319,578
Gruma SAB de CV, Class B (Food Products) (c)	118,000	1,740,795
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	114,000	2,218,065
Grupo Financiero Banorte SAB de CV, Class O (Banks)	440,000	3,708,990
		10,987,428
Peru 0.7%
Credicorp Ltd. (Banks)	12,200	1,615,158

	Shares	Value
Common Stocks
Poland 0.9%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	23,000	$ 2,084,236
Republic of Korea 12.5%
Coupang, Inc. (Broadline Retail) (a)	52,000	832,000
JYP Entertainment Corp. (Entertainment)	22,000	1,314,211
KakaoBank Corp. (Banks)	26,796	504,365
KB Financial Group, Inc. (Banks)	59,000	2,167,069
L&F Co. Ltd. (Electronic Equipment, Instruments & Components)	6,000	1,465,508
LG Chem Ltd. (Chemicals)	8,000	4,417,739
POSCO Holdings, Inc. (Metals & Mining)	9,600	2,736,922
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	4,000	2,431,978
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	97,000	4,810,066
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	114,000	2,793,420
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	4,400	2,507,742
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	42,000	2,896,776
		28,877,796
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)(e)	22,529	—
South Africa 3.5%
Capitec Bank Holdings Ltd. (Banks)	12,800	1,214,880
FirstRand Ltd. (Financial Services) (c)	780,000	2,648,590
Gold Fields Ltd. (Metals & Mining)	164,000	2,177,848
Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	162,000	2,022,333
		8,063,651
Taiwan 14.7%
Accton Technology Corp. (Communications Equipment)	234,000	2,476,489
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	32,000	1,317,480
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,000	866,336
Chailease Holding Co. Ltd. (Financial Services)	464,200	3,434,545
CTBC Financial Holding Co. Ltd. (Banks)	3,100,000	2,234,291
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	304,000	3,019,459
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	152,000	930,973
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,014,000	17,963,894
Voltronic Power Technology Corp. (Electrical Equipment)	33,000	1,877,397
		34,120,864
Thailand 3.6%
Airports of Thailand PCL, NVDR (Transportation Infrastructure) (a)	1,200,000	2,495,253
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	1,800,000	1,552,925
CP ALL PCL, NVDR (Consumer Staples Distribution & Retail)	680,000	1,233,828
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	460,000	1,023,353
Kasikornbank PCL, NVDR (Banks)	510,000	1,983,474
		8,288,833

	Shares	Value
Common Stocks
Turkey 0.9%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	282,000	$ 2,180,165
United States 0.3%
Globant SA (IT Services) (a)	4,600	754,446
Total Common Stocks (Cost $229,298,611)		225,400,049
Preferred Stock 1.0%
Brazil 1.0%
Itau Unibanco Holding SA (Banks)	480,000	2,342,965
Total Preferred Stock (Cost $2,332,799)		2,342,965

	Number of Rights
Rights 0.0% ‡
Brazil 0.0% ‡
Localiza Rent a Car SA (Ground Transportation)
Expires 5/11/23 (a)	554	1,435
Total Rights (Cost $0)		1,435
Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
United States 1.0%
Invesco Government and Agency Portfolio, 4.813% (f)(g)	2,286,002	2,286,002
Total Short-Term Investment (Cost $2,286,002)		2,286,002
Total Investments (Cost $233,917,412)	99.3%	230,030,451
Other Assets, Less Liabilities	0.7	1,736,732
Net Assets	100.0%	$ 231,767,183

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $2,156,186. The Portfolio received cash collateral with a value of $2,286,002.

(d)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of March 31, 2023.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 2,689,500	$ 73,339,730	$ —	$ 76,029,230
India	—	31,493,975	—	31,493,975
Indonesia	—	7,342,905	—	7,342,905
Malaysia	—	1,393,971	—	1,393,971
Poland	—	2,084,236	—	2,084,236
Republic of Korea	832,000	28,045,796	—	28,877,796
South Africa	—	8,063,651	—	8,063,651
Taiwan	—	34,120,864	—	34,120,864
Thailand	—	8,288,833	—	8,288,833
Turkey	—	2,180,165	—	2,180,165
All Other Countries	25,524,423	—	—	25,524,423
Total Common Stocks	29,045,923	196,354,126	—	225,400,049
Preferred Stock	2,342,965	—	—	2,342,965
Rights	1,435	—	—	1,435
Short-Term Investment
Unaffiliated Investment Company	2,286,002	—	—	2,286,002
Total Investments in Securities	$ 33,676,325	$ 196,354,126	$ —	$ 230,030,451

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 2.7%
General Dynamics Corp.	31,452	$ 7,177,661
Lockheed Martin Corp.	18,327	8,663,723
Raytheon Technologies Corp.	93,952	9,200,719
		25,042,103
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	62,439	12,112,542
Banks 7.6%
Bank of America Corp.	468,680	13,404,248
Columbia Banking System, Inc.	324,791	6,957,023
JPMorgan Chase & Co.	143,632	18,716,686
KeyCorp	578,758	7,246,050
PNC Financial Services Group, Inc. (The)	47,024	5,976,750
Truist Financial Corp.	141,020	4,808,782
U.S. Bancorp	384,330	13,855,097
		70,964,636
Beverages 2.4%
Coca-Cola Co. (The)	117,261	7,273,700
Coca-Cola Europacific Partners plc	153,477	9,084,304
PepsiCo, Inc.	35,724	6,512,485
		22,870,489
Biotechnology 2.9%
AbbVie, Inc.	129,369	20,617,538
Amgen, Inc.	25,590	6,186,382
		26,803,920
Capital Markets 2.4%
BlackRock, Inc.	11,332	7,582,468
CME Group, Inc.	29,754	5,698,486
Lazard Ltd., Class A	141,235	4,676,291
T. Rowe Price Group, Inc.	43,072	4,862,829
		22,820,074
Chemicals 5.3%
Air Products and Chemicals, Inc.	27,732	7,964,908
Dow, Inc.	140,464	7,700,236
Linde plc	36,170	12,856,265
LyondellBasell Industries NV, Class A	76,093	7,144,372
Nutrien Ltd. (a)	66,117	4,882,740
PPG Industries, Inc.	65,745	8,782,217
		49,330,738
Commercial Services & Supplies 1.2%
Republic Services, Inc.	42,112	5,694,385
Waste Management, Inc.	33,972	5,543,211
		11,237,596

	Shares	Value
Common Stocks
Communications Equipment 1.5%
Cisco Systems, Inc.	263,130	$ 13,755,121
Consumer Staples Distribution & Retail 1.6%
Walmart, Inc.	103,290	15,230,110
Containers & Packaging 0.5%
Amcor plc	412,081	4,689,482
Diversified REITs 0.8%
WP Carey, Inc. (a)	99,449	7,702,325
Diversified Telecommunication Services 1.7%
AT&T, Inc.	317,098	6,104,136
Verizon Communications, Inc.	252,895	9,835,087
		15,939,223
Electric Utilities 7.1%
Alliant Energy Corp.	92,228	4,924,975
American Electric Power Co., Inc.	169,617	15,433,451
Duke Energy Corp.	48,533	4,681,979
Entergy Corp.	91,373	9,844,527
Evergy, Inc.	135,587	8,287,077
Eversource Energy	73,901	5,783,492
NextEra Energy, Inc.	153,886	11,861,533
Pinnacle West Capital Corp.	70,784	5,608,924
		66,425,958
Electrical Equipment 3.7%
Eaton Corp. plc	78,361	13,426,374
Emerson Electric Co.	163,936	14,285,383
Hubbell, Inc.	26,361	6,413,895
		34,125,652
Health Care Equipment & Supplies 1.7%
Medtronic plc	196,270	15,823,287
Health Care Providers & Services 3.0%
CVS Health Corp.	141,733	10,532,179
UnitedHealth Group, Inc.	37,238	17,598,307
		28,130,486
Health Care REITs 0.6%
Welltower, Inc.	80,654	5,782,085
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp.	36,098	10,093,362

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	36,393	$ 8,504,316
		18,597,678
Household Durables 0.6%
Leggett & Platt, Inc.	182,830	5,828,620
Household Products 2.2%
Colgate-Palmolive Co.	70,528	5,300,179
Kimberly-Clark Corp.	40,322	5,412,019
Procter & Gamble Co. (The)	67,083	9,974,571
		20,686,769
Industrial Conglomerates 1.0%
Honeywell International, Inc.	47,140	9,009,397
Industrial REITs 0.5%
Prologis, Inc.	40,657	5,072,774
Insurance 5.1%
Arthur J. Gallagher & Co.	71,820	13,739,884
Marsh & McLennan Cos., Inc.	43,936	7,317,541
MetLife, Inc.	274,184	15,886,221
Travelers Cos., Inc. (The)	60,507	10,371,505
		47,315,151
IT Services 1.1%
International Business Machines Corp.	79,920	10,476,713
Leisure Products 1.1%
Hasbro, Inc.	193,802	10,405,229
Machinery 1.6%
Cummins, Inc.	62,542	14,940,033
Media 2.2%
Comcast Corp., Class A	327,551	12,417,458
Omnicom Group, Inc.	86,691	8,178,429
		20,595,887
Multi-Utilities 2.4%
Ameren Corp.	67,269	5,811,369
CMS Energy Corp.	75,062	4,607,305
NiSource, Inc.	237,202	6,632,168
WEC Energy Group, Inc.	52,082	4,936,853
		21,987,695

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	116,536	$ 19,014,014
Enterprise Products Partners LP	423,005	10,955,829
Magellan Midstream Partners LP	138,783	7,530,366
MPLX LP	277,571	9,562,321
TotalEnergies SE, Sponsored ADR	110,926	6,550,180
		53,612,710
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	108,068	7,490,193
Eli Lilly and Co.	41,100	14,114,562
Johnson & Johnson	101,832	15,783,960
Merck & Co., Inc.	164,429	17,493,601
Pfizer, Inc.	195,815	7,989,252
		62,871,568
Professional Services 1.2%
Automatic Data Processing, Inc.	24,727	5,504,972
Paychex, Inc.	47,428	5,434,775
		10,939,747
Retail REITs 0.6%
Realty Income Corp.	88,159	5,582,228
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc.	95,309	18,796,841
Broadcom, Inc.	31,808	20,406,104
KLA Corp.	30,682	12,247,334
Texas Instruments, Inc.	46,555	8,659,696
		60,109,975
Software 1.9%
Microsoft Corp.	60,432	17,422,546
Specialized REITs 2.0%
American Tower Corp.	25,312	5,172,254
Iron Mountain, Inc.	249,049	13,177,183
		18,349,437
Specialty Retail 1.0%
Home Depot, Inc. (The)	30,661	9,048,674
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	44,521	7,341,513
Dell Technologies, Inc., Class C	136,410	5,485,046
NetApp, Inc.	102,454	6,541,688
		19,368,247

	Shares	Value
Common Stocks
Tobacco 1.7%
British American Tobacco plc, Sponsored ADR	136,566	$ 4,796,198
Philip Morris International, Inc.	116,438	11,323,595
		16,119,793
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	96,593	8,113,812
Total Common Stocks (Cost $779,833,052)		915,240,510
Short-Term Investments 1.9%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	12,773,851	12,773,851
Unaffiliated Investment Company 0.5%
Invesco Government and Agency Portfolio, 4.813% (b)(c)	4,902,501	4,902,501
Total Short-Term Investments (Cost $17,676,352)		17,676,352
Total Investments (Cost $797,509,404)	99.9%	932,916,862
Other Assets, Less Liabilities	0.1	1,356,267
Net Assets	100.0%	$ 934,273,129

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $11,044,089; the total market value of collateral held by the Portfolio was $11,267,738. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,365,237. The Portfolio received cash collateral with a value of $4,902,501.
(b)	Current yield as of March 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,380	$ 40,214	$ (34,820)	$ —	$ —	$ 12,774	$ 161	$ —	12,774
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 915,240,510	$ —	$ —	$ 915,240,510
Short-Term Investments
Affiliated Investment Company	12,773,851	—	—	12,773,851
Unaffiliated Investment Company	4,902,501	—	—	4,902,501
Total Short-Term Investments	17,676,352	—	—	17,676,352
Total Investments in Securities	$ 932,916,862	$ —	$ —	$ 932,916,862

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 95.3%
Electric Utilities 66.9%
Constellation Energy Corp.	853,519	$ 67,001,242
Duke Energy Corp.	202,413	19,526,782
Edison International	700,937	49,479,143
Entergy Corp.	332,612	35,835,617
Exelon Corp.	939,598	39,359,760
FirstEnergy Corp.	362,581	14,524,995
NextEra Energy, Inc.	2,155,537	166,148,792
OGE Energy Corp.	290,300	10,932,698
PG&E Corp. (a)	4,163,399	67,322,162
Pinnacle West Capital Corp.	125,989	9,983,368
PPL Corp.	1,538,117	42,744,271
Southern Co. (The)	1,746,064	121,491,133
Xcel Energy, Inc.	488,900	32,971,416
		677,321,379
Independent Power and Renewable Electricity Producers 4.3%
Clearway Energy, Inc.	84,500	2,537,535
Energy Harbor Corp. (a)	164,600	12,871,720
NextEra Energy Partners LP	139,968	8,503,056
Vistra Corp.	822,330	19,735,920
		43,648,231
Multi-Utilities 19.7%
Dominion Energy, Inc.	880,143	49,208,795
NiSource, Inc.	1,379,584	38,573,168
Public Service Enterprise Group, Inc.	645,024	40,281,749
Sempra Energy	472,743	71,459,832
		199,523,544
Water Utilities 4.4%
American Water Works Co., Inc.	304,600	44,620,854
Total Common Stocks (Cost $910,934,213)		965,114,008
Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	31,166,390	31,166,390
Total Short-Term Investment (Cost $31,166,390)		31,166,390
Total Investments (Cost $942,100,603)	98.4%	996,280,398
Other Assets, Less Liabilities	1.6	16,497,592
Net Assets	100.0%	$ 1,012,777,990

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,414	$ 81,345	$ (69,593)	$ —	$ —	$ 31,166	$ 115	$ —	31,166
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 965,114,008	$ —	$ —	$ 965,114,008
Short-Term Investment
Affiliated Investment Company	31,166,390	—	—	31,166,390
Total Investments in Securities	$ 996,280,398	$ —	$ —	$ 996,280,398

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.9%
Asset-Backed Securities 1.1%
Other Asset-Backed Securities 1.1%
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
7.192% (3 Month SOFR + 2.80%), due 10/20/35	$ 900,000	$ 898,060
Series 2022-21A, Class C
9.712% (3 Month SOFR + 5.32%), due 10/20/35	1,000,000	975,666
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
7.048% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,010,320
Series 2022-1A, Class D
9.428% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	987,529
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
7.703% (3 Month SOFR + 3.05%), due 10/23/35	750,000	756,401
Series 2022-51A, Class D
10.353% (3 Month SOFR + 5.70%), due 10/23/35	750,000	747,586
Palmer Square CLO Ltd.
Series 2021-4A, Class D
7.742% (3 Month LIBOR + 2.95%), due 10/15/34 (a)(b)	1,575,000	1,477,052
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
7.036% (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,512,274
Series 2022-21A, Class D
9.136% (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,055,716
Total Asset-Backed Securities (Cost $9,430,457)		9,420,604
Corporate Bonds 3.5%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	200,000	207,621
Spirit AeroSystems, Inc. (a)
7.50%, due 4/15/25	900,000	900,000
9.375%, due 11/30/29	250,000	272,812
		1,380,433
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	191,342
4.625%, due 4/15/29	600,000	542,701
		734,043
Auto Manufacturers 0.5%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,035,018

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	$ 2,000,000	$ 2,060,020
		4,095,038
Building Materials 0.1%
Koppers, Inc.
6.00%, due 2/15/25 (a)	500,000	499,900
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	263,688
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	319,738
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	254,250
		837,676
Commercial Services 0.3%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	820,250
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	80,000	53,120
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	935,000
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29 (a)	900,000	746,387
		2,554,757
Distribution & Wholesale 0.0% ‡
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	350,000	345,625
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,418,250
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,434,675
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	900,000	891,000
		2,325,675
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	961,000

	Principal Amount	Value
Corporate Bonds
Environmental Control
GFL Environmental, Inc. (a)
4.25%, due 6/1/25	$ 500,000	$ 487,865
4.75%, due 6/15/29	1,000,000	934,100
		2,382,965
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	226,160
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	500,000	504,508
		730,668
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	173,523
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	112,800
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	500,000	300,820
		413,620
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	562,912
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	302,376
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	383,640
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	183,449
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	289,525
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	600,000	568,920
		858,445

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	$ 360,000	$ 349,901
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	313,000
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	985,000
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	100,000	90,874
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)	1,500,000	1,500,000
		2,888,874
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	246,634
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	532,585
		779,219
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,330,000	995,452
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	325,675
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	281,159
		606,834
Retail 0.3%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	891,800
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	581,763
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	765,331
		2,238,894
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	267,741
4.875%, due 7/1/29	300,000	271,311
		539,052

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.1%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	$ 280,000	$ 254,548
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	351,440
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	310,824
		916,812
Total Corporate Bonds (Cost $31,935,902)		29,498,033
Loan Assignments 90.3%
Aerospace & Defense 3.3%
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 3 8.764% - 9.033%
(3 Month SOFR + 4.00%), due 2/15/29	2,812,083	2,745,296
First Lien Tranche Term Loan 1
8.84% (1 Month LIBOR + 4.00%), due 1/29/27	1,097,737	1,072,352
Arcline FM Holdings LLC
First Lien Initial Term Loan
9.909% (3 Month LIBOR + 4.75%), due 6/23/28 (b)	2,884,643	2,762,045
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
6.59% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	2,604,472	2,588,194
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
8.56% (6 Month LIBOR + 3.50%), due 8/3/29 (b)	995,000	972,612
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
8.407% (1 Month SOFR + 3.50%), due 4/6/26	1,501,596	1,465,421
2020 Term Loan B2
8.407% (1 Month SOFR + 3.50%), due 4/6/26	807,310	787,861
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.135% (1 Month LIBOR + 3.50%), due 5/30/25 (b)	4,331,087	4,233,637
SkyMiles IP Ltd.
Initial Term Loan
8.558% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	2,551,429	2,640,729
TransDigm, Inc.
Tranche Term Loan I
8.148% (3 Month SOFR + 3.25%), due 8/24/28 (b)	4,220,024	4,204,199
United AirLines, Inc.
Term Loan B
8.568% (3 Month LIBOR + 3.75%), due 4/21/28 (b)	2,744,000	2,723,991

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
WestJet Airlines Ltd.
Term Loan
7.859% (1 Month SOFR + 3.00%), due 12/11/26 (b)	$ 2,199,771	$ 2,109,031
		28,305,368
Animal Food 0.1%
Alltech, Inc.
Term Loan B
8.84% (1 Month LIBOR + 4.00%), due 10/13/28 (b)	526,667	507,355
Automobile 1.3%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.898% (3 Month SOFR + 5.00%), due 12/30/27 (b)	1,481,250	1,281,281
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
9.422% (1 Month SOFR + 4.50%), due 4/6/28 (b)	3,006,450	2,913,250
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.063% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	1,209,375	1,206,352
Belron Finance U.S. LLC
First Incremental Term Loan
7.125% (3 Month LIBOR + 2.25%), due 11/13/25 (b)	957,500	956,303
Belron Group SA
Dollar Third Incremental Term Loan
7.30% (3 Month LIBOR + 2.425%), due 4/13/28 (b)	949,330	946,956
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
8.09% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	1,275,217	1,266,051
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
7.59% (1 Month LIBOR + 2.75%), due 2/5/26 (b)	2,606,494	2,555,295
		11,125,488
Banking 1.0%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 5/15/26	1,443,750	1,256,062
Term Loan B1
8.34% (1 Month LIBOR + 3.50%), due 3/11/28	735,000	628,425
Brookfield Property REIT, Inc.
Initial Term Loan B
7.407% (1 Month SOFR + 2.50%), due 8/27/25 (b)	1,094,911	1,074,154
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 4/7/28 (b)	1,632,669	1,570,763

	Principal Amount	Value
Loan Assignments
Banking
Greenhill & Co., Inc.
New Term Loan
8.203% (3 Month LIBOR + 3.25%), due 4/12/24 (b)(c)(d)	$ 553,229	$ 536,633
Jane Street Group LLC
Dollar Term Loan
7.59% (1 Month LIBOR + 2.75%), due 1/26/28 (b)	3,749,104	3,681,620
		8,747,657
Beverage, Food & Tobacco 1.7%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
8.59% (1 Month LIBOR + 3.75%), due 10/1/25 (b)	2,012,927	1,771,376
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
8.659% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(c)	619,218	554,393
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
7.875% (1 Month LIBOR + 3.00%), due 12/8/28 (b)	1,306,800	1,290,465
Froneri International Ltd.
First Lien Facility Term Loan B2
7.409% (3 Month LIBOR + 2.25%), due 1/29/27 (b)	1,444,163	1,420,139
H-Food Holdings LLC
Initial Term Loan
8.528% (1 Month LIBOR + 3.688%), due 5/23/25 (b)	3,221,431	2,753,747
Naked Juice LLC (b)
First Lien Initial Term Loan
8.248% (3 Month SOFR + 3.25%), due 1/24/29	1,985,000	1,745,972
Second Lien Initial Term Loan
10.998% (3 Month SOFR + 6.00%), due 1/24/30	600,000	445,875
Pegasus BidCo BV
Initial Dollar Term Loan
9.011% (3 Month SOFR + 4.25%), due 7/12/29 (b)	1,596,000	1,566,075
Sotheby's
2021 Second Refinancing Term Loan
9.33% (3 Month LIBOR + 4.50%), due 1/15/27 (b)	2,256,791	2,244,097
United Natural Foods, Inc.
Initial Term Loan
8.172% (1 Month SOFR + 3.25%), due 10/22/25 (b)	899,998	899,435
		14,691,574
Broadcasting & Entertainment 2.3%
Altice France SA
USD Term Loan B14
10.17% (3 Month SOFR + 5.50%), due 8/15/28 (b)	4,000,460	3,795,437
Charter Communications Operating LLC
Term Loan B1
6.557% (1 Month SOFR + 1.75%), due 4/30/25 (b)	2,743,858	2,740,428

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Clear Channel Outdoor Holdings, Inc.
Term Loan B
8.325% (3 Month SOFR + 3.50%), due 8/21/26 (b)	$ 1,196,403	$ 1,112,842
CMG Media Corp.
First Lien 2021 Term Loan B
8.659% (3 Month LIBOR + 3.50%), due 12/17/26 (b)	3,242,856	2,855,740
Gray Television, Inc. (b)
Term Loan E
7.358% (1 Month SOFR + 2.50%), due 1/2/26	2,506,446	2,461,538
Term Loan D
7.662% (1 Month SOFR + 3.00%), due 12/1/28	1,580,000	1,531,941
Nexstar Media, Inc.
Term Loan B4
7.34% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	1,719,214	1,710,188
Univision Communications, Inc. (b)
First Lien 2017 Replacement Repriced Term Loan
7.59% (1 Month LIBOR + 2.75%), due 3/15/24	681,114	680,092
First Lien Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 1/31/29	2,059,200	2,013,511
First Lien 2022 Incremental Term Loan
9.148% (3 Month SOFR + 4.25%), due 6/24/29	669,938	663,573
		19,565,290
Buildings & Real Estate 2.0%
Allspring Buyer LLC
Initial Term Loan
8.188% (3 Month LIBOR + 3.00%), due 11/1/28 (b)	1,584,798	1,575,554
Beacon Roofing Supply, Inc.
2028 Term Loan
7.09% (1 Month LIBOR + 2.25%), due 5/19/28 (b)	1,473,750	1,462,237
Core & Main LP
Tranche Term Loan B 7.392% - 7.416%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/27/28 (b)	2,499,818	2,474,820
Cornerstone Building Brands, Inc. (b)
Tranche Term Loan B
7.934% (1 Month LIBOR + 3.25%), due 4/12/28	2,469,514	2,166,998
Initial Term Loan
10.452% (1 Month SOFR + 5.625%), due 8/1/28	1,197,000	1,116,203
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
7.59% (1 Month LIBOR + 2.75%), due 8/21/25	1,212,211	1,175,845
2023-1 Refinancing Term Loan
8.157% (1 Month SOFR + 3.25%), due 1/31/30	1,529,030	1,483,159
SRS Distribution, Inc. (b)
Term Loan
8.157% (1 Month SOFR + 3.25%), due 6/2/28	594,000	573,458
2021 Refinancing Term Loan
8.34% (1 Month LIBOR + 3.50%), due 6/2/28	2,048,800	1,969,409

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.34% (1 Month LIBOR + 3.50%), due 7/21/28 (b)	$ 493,750	$ 466,841
Wilsonart LLC
Tranche Term Loan E
8.46% (6 Month LIBOR + 3.25%), due 12/31/26 (b)	2,894,615	2,789,685
		17,254,209
Capital Equipment 0.1%
AZZ, Inc.
Initial Term Loan
9.157% (1 Month SOFR + 4.25%), due 5/13/29 (b)	792,500	790,519
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
6.998% (3 Month SOFR + 2.00%), due 12/30/26 (b)	2,434,798	2,415,984
Chemicals 0.2%
LSF11 A5 Holdco LLC (b)
Term Loan
8.422% (1 Month SOFR + 3.50%), due 10/15/28	1,320,000	1,277,430
Fourth Amendment Incremental Term Loan
9.157% (1 Month SOFR + 4.25%), due 10/15/28	450,000	439,735
		1,717,165
Chemicals, Plastics & Rubber 5.8%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.59% (1 Month LIBOR + 3.75%), due 11/24/27	522,701	512,247
First Lien 2022 Incremental Term Loan
9.557% (1 Month SOFR + 4.75%), due 11/24/27 (c)(d)	1,496,250	1,466,325
Avient Corp.
Term Loan B6
7.926% (3 Month SOFR + 3.25%), due 8/29/29 (b)	1,055,686	1,054,586
Axalta Coating Systems Dutch Holding B BV
Facility Dollar Term Loan B4
7.898% (3 Month SOFR + 3.00%), due 12/20/29 (b)	2,406,250	2,408,055
Bakelite U.S. Holdco, Inc.
Term Loan
9.048% (3 Month SOFR + 4.00%), due 5/29/29 (b)	1,786,500	1,701,641
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.082% (1 Month SOFR + 4.175%), due 4/13/29 (b)	2,977,500	2,906,445
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan
7.575% (3 Month LIBOR + 2.75%), due 9/29/28 (b)	1,234,375	1,228,049

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Entegris, Inc.
Tranche Term Loan B 7.368% - 7.641%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/6/29 (b)	$ 3,400,000	$ 3,391,500
Herens Holdco SARL
USD Facility Term Loan B
9.159% (3 Month LIBOR + 4.00%), due 7/3/28 (b)	1,918,340	1,772,333
Ineos Quattro Holdings U.K. Ltd. (b)
2026 Tranche Dollar Term Loan B
7.59% (1 Month SOFR + 2.75%), due 1/29/26	1,906,050	1,883,416
2030 Tranche Dollar Term Loan B
8.657% (1 Month SOFR + 3.75%), due 3/14/30	1,500,000	1,488,750
Ineos U.S. Finance LLC (b)
2028 Dollar Term Loan
7.407% (1 Month SOFR + 2.50%), due 11/8/28	462,000	453,799
2030 Dollar Term Loan
8.407% (1 Month SOFR + 3.50%), due 2/18/30	1,000,000	991,875
2027-II Dollar Term Loan
8.657% (1 Month SOFR + 3.75%), due 11/8/27	1,422,721	1,418,098
Innophos Holdings, Inc.
Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 2/5/27 (b)	1,455,000	1,425,900
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.34% (1 Month LIBOR + 3.50%), due 5/5/28 (b)	2,657,177	2,644,444
Koppers, Inc.
Term Loan
TBD, due 3/8/30	3,500,000	3,421,250
Nouryon Finance BV
Term Loan
TBD, due 3/2/28	1,250,000	1,245,313
Initial Dollar Term Loan
7.526% (3 Month SOFR + 2.75%), due 10/1/25 (b)	2,430,105	2,407,107
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
8.938% (3 Month LIBOR + 3.75%), due 11/9/28 (b)	1,234,375	1,164,941
Oxea Holding Vier GmbH
Tranche Term Loan B2
8.00% (1 Month LIBOR + 3.25%), due 10/14/24 (b)	2,193,750	2,133,422
PMHC II, Inc.
Initial Term Loan
9.076% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,985,000	2,634,262
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.825% (3 Month LIBOR + 4.00%), due 3/16/27 (b)	2,689,688	2,617,962
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
7.919% (1 Month LIBOR + 3.25%), due 8/2/28 (b)	888,750	876,159

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 3/3/28 (b)	$ 2,615,428	$ 2,552,495
Tronox Finance LLC
First Lien Refinancing Term Loan 7.075% - 7.09%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28 (b)	1,969,316	1,921,724
W. R. Grace Holdings LLC
Initial Term Loan
8.938% (3 Month LIBOR + 3.75%), due 9/22/28 (b)	1,481,250	1,466,437
		49,188,535
Commercial Services 0.7%
MHI Holdings LLC
Initial Term Loan
9.84% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	1,538,389	1,535,504
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
7.517% (3 Month LIBOR + 2.75%), due 9/23/26 (b)	4,090,773	4,071,853
		5,607,357
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
8.752% (1 Month LIBOR + 4.00%), due 10/6/28 (b)	2,079,000	1,751,558
Containers, Packaging & Glass 2.7%
Alliance Laundry Systems LLC
Initial Term Loan B
8.306% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	1,740,214	1,723,174
Altium Packaging LLC
First Lien 2021 Term Loan
7.60% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,052,021	3,005,606
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 7.562% - 7.96%
(3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,056,046	1,410,104
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 7.92% - 8.279%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 3/11/28	1,960,005	1,898,755
Tranche Term Loan B5 8.42% - 8.91%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,063,800	1,046,292
Berry Global, Inc.
Term Loan Z
6.51% (1 Month LIBOR + 1.75%), due 7/1/26 (b)	1,936,339	1,928,418
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
8.672% (1 Month SOFR + 3.75%), due 12/1/27 (b)	1,836,812	1,811,045

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Graham Packaging Co., Inc.
2021 Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	$ 3,232,090	$ 3,198,557
Mauser Packaging Solutions Holding Co.
Initial Term Loan
8.776% (1 Month SOFR + 4.00%), due 8/14/26 (b)	183,333	181,882
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
8.09% (1 Month LIBOR + 3.25%), due 2/5/26	1,005,439	1,000,831
Tranche U.S. Term Loan B3
8.09% (1 Month LIBOR + 3.25%), due 9/24/28	492,500	484,937
Pretium PKG Holdings, Inc. (b)
First Lien Initial Term Loan 8.788% - 9.008%
(3 Month LIBOR + 4.00%), due 10/2/28	1,698,500	1,332,110
Second Lien Initial Term Loan 11.538% - 11.758%
(3 Month LIBOR + 6.75%), due 10/1/29	750,000	464,062
Reynolds Consumer Products LLC
Initial Term Loan
6.657% (1 Month SOFR + 1.75%), due 2/4/27 (b)	1,273,182	1,261,511
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.84% (1 Month LIBOR + 4.00%), due 7/7/28 (b)	790,000	762,350
Trident TPI Holdings, Inc. (b)
Tranche Term Loan B1
8.09% (1 Month LIBOR + 3.25%), due 10/17/24	707,467	700,539
Tranche Initial Term Loan B3
9.159% (3 Month LIBOR + 4.00%), due 9/15/28	506,863	491,023
Tranche Initial Term Loan B4
10.148% (3 Month SOFR + 5.25%), due 9/15/28	399,000	386,032
		23,087,228
Diversified/Conglomerate Manufacturing 2.5%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
8.657% (1 Month SOFR + 3.75%), due 5/12/28 (b)	4,251,059	4,025,884
EWT Holdings III Corp.
Initial Term Loan
7.125% (1 Month LIBOR + 2.25%), due 4/1/28 (b)	1,723,750	1,714,054
Filtration Group Corp. (b)
Initial Dollar Term Loan
7.84% (1 Month LIBOR + 3.00%), due 3/31/25	1,734,315	1,727,812
2021 Incremental Term Loan
8.34% (1 Month LIBOR + 3.50%), due 10/21/28	788,000	775,524
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
6.657% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,953,334	1,946,824

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
7.422% (1 Month SOFR + 2.50%), due 6/1/25 (b)	$ 1,370,523	$ 1,368,167
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
6.657% (1 Month SOFR + 1.75%), due 3/1/27 (b)	846,878	844,055
Iron Mountain Information Management LLC
Incremental Term Loan B
6.59% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,781,250	1,763,438
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.34% (1 Month LIBOR + 3.50%), due 9/6/25	1,049,255	1,009,252
First Lien First Amendment Additional Term Loan
9.59% (1 Month LIBOR + 4.75%), due 7/24/26	991,115	958,903
QUIKRETE Holdings, Inc. (b)
First Lien Initial Term Loan
7.465% (1 Month LIBOR + 2.625%), due 2/1/27	2,260,847	2,218,926
First Lien Fourth Amendment Term Loan B1
7.84% (1 Month LIBOR + 3.00%), due 3/19/29	1,485,000	1,465,324
Red Ventures LLC
First Lien Term Loan B4
7.807% (1 Month SOFR + 3.00%), due 3/3/30 (b)	536,527	531,162
WP CPP Holdings LLC
First Lien Initial Term Loan
8.58% (3 Month LIBOR + 3.75%), due 4/30/25 (b)	977,999	889,001
		21,238,326
Diversified/Conglomerate Service 2.0%
Applied Systems, Inc. (b)
First Lien 2026 Term Loan
9.398% (3 Month SOFR + 4.50%), due 9/18/26	2,536,196	2,529,328
Second Lien 2021 Term Loan
11.648% (3 Month SOFR + 6.75%), due 9/17/27	445,140	444,213
Blackhawk Network Holdings, Inc.
First Lien Term Loan
7.89% (3 Month SOFR + 3.00%), due 6/15/25 (b)	1,931,935	1,902,955
Brightview Landscapes LLC
2022 Initial Term Loan 7.926% - 8.057%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 4/20/29 (b)	1,075,323	1,051,129
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial USD Term Loan B
9.248% (3 Month SOFR + 4.25%), due 6/22/29	477,750	469,987
First Lien Delayed Draw Term Loan B
9.248% (3 Month SOFR + 4.25%), due 6/22/29	220,500	216,917
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan 8.635% - 8.84%
(1 Month LIBOR + 4.00%), due 12/1/27 (b)	2,408,147	2,372,526

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
MKS Instruments, Inc.
Initial Dollar Term Loan B
7.609% (1 Month SOFR + 2.75%), due 8/17/29 (b)	$ 4,330,744	$ 4,300,069
TruGreen LP
First Lien Second Refinancing Term Loan
8.84% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	2,671,829	2,462,537
Verint Systems, Inc.
Refinancing Term Loan
6.662% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	588,235	583,823
Verscend Holding Corp.
Term Loan B1
8.84% (1 Month LIBOR + 4.00%), due 8/27/25 (b)	1,038,602	1,036,265
		17,369,749
Ecological 0.2%
GFL Environmental, Inc.
2023 Refinancing Term Loan
7.907% (1 Month SOFR + 3.00%), due 5/31/27 (b)	2,006,090	2,004,209
Electronics 6.6%
Camelot U.S. Acquisition 1 Co. (b)
Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 10/30/26	1,560,536	1,553,221
Amendment No. 2 Incremental Term Loan
7.84% (1 Month LIBOR + 3.00%), due 10/30/26	1,041,524	1,038,595
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
8.59% (1 Month LIBOR + 3.75%), due 1/29/27	410,075	266,292
Dollar Term Loan B2
8.84% (1 Month LIBOR + 4.00%), due 1/29/27	2,458,333	1,596,380
Commscope, Inc.
Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	4,160,353	3,987,004
CoreLogic, Inc.
First Lien Initial Term Loan
8.375% (1 Month LIBOR + 3.50%), due 6/2/28 (b)	4,432,500	3,764,855
DCert Buyer, Inc.
First Lien Initial Term Loan
8.696% (6 Month SOFR + 4.00%), due 10/16/26 (b)	2,428,665	2,377,056
Diebold Nixdorf, Inc.
New Dollar Term Loan B
7.59% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	624,313	466,154
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
8.909% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	1,955,000	1,920,787
Epicor Software Corp.
Term Loan C
8.09% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	3,024,646	2,968,354

	Principal Amount	Value
Loan Assignments
Electronics
Flexera Software LLC
First Lien Term Loan B1
8.59% (1 Month LIBOR + 3.75%), due 3/3/28 (b)	$ 2,350,536	$ 2,299,118
Gainwell Acquisition Corp.
First Lien Term Loan B
8.998% (3 Month SOFR + 4.00%), due 10/1/27 (b)	1,511,923	1,433,492
Generation Bridge LLC (b)
Term Loan B
10.159% (3 Month SOFR + 5.00%), due 12/1/28	1,329,746	1,325,867
Term Loan C
10.159% (3 Month SOFR + 5.00%), due 12/1/28 (c)	30,612	30,523
Go Daddy Operating Co. LLC
Amendment No. 6 Term Loan
8.057% (1 Month SOFR + 3.25%), due 11/9/29 (b)	1,158,786	1,157,176
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
8.657% (3 Month SOFR + 3.75%), due 3/11/28 (b)	497,143	483,161
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
8.34% (1 Month LIBOR + 3.50%), due 7/1/24	3,508,624	3,457,749
Second Lien 2021 Refinancing Term Loan
11.09% (1 Month LIBOR + 6.25%), due 7/7/25	535,333	509,459
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
9.909% (3 Month LIBOR + 4.75%), due 4/1/28 (b)	982,500	924,368
MH Sub I LLC (b)
First Lien Amendment No. 2 Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 9/13/24	2,969,453	2,916,561
First Lien 2020 June New Term Loan
8.59% (1 Month LIBOR + 3.75%), due 9/13/24	2,054,762	2,018,436
Misys Ltd.
First Lien Dollar Term Loan
8.325% (3 Month LIBOR + 3.50%), due 6/13/24 (b)	2,621,778	2,453,001
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
8.85% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	1,980,540	1,961,973
Proofpoint, Inc.
First Lien Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 8/31/28 (b)	2,468,750	2,408,189
Rocket Software, Inc. (b)
First Lien Initial Term Loan
9.09% (1 Month LIBOR + 4.25%), due 11/28/25	864,000	845,910
First Lien 2021 Dollar Term Loan
9.09% (1 Month LIBOR + 4.25%), due 11/28/25	1,473,750	1,444,889
Sharp Midco LLC
First Lien Initial Term Loan
9.159% (3 Month LIBOR + 4.00%), due 12/31/28 (b)	1,782,000	1,746,360

	Principal Amount	Value
Loan Assignments
Electronics
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
6.59% (1 Month LIBOR + 1.75%), due 4/16/25	$ 555,678	$ 553,892
Term Loan B4
6.59% (1 Month LIBOR + 1.75%), due 4/16/25	492,766	491,182
Term Loan B5
6.59% (1 Month LIBOR + 1.75%), due 4/16/25	1,827,609	1,823,802
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
8.508% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	1,995,119	1,974,890
Vertiv Group Corp.
Term Loan B
7.419% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	1,945,300	1,902,342
VS Buyer LLC
Initial Term Loan
7.70% (2 Month SOFR + 3.00%), due 2/28/27 (b)	970,000	958,683
WEX, Inc.
Term Loan B
7.09% (1 Month LIBOR + 2.25%), due 3/31/28 (b)	980,000	972,650
		56,032,371
Energy (Electricity) 0.1%
Covanta Holding Corp. (b)
Initial Term Loan B
7.307% (1 Month SOFR + 2.50%), due 11/30/28	552,606	548,659
Initial Term Loan C
7.307% (1 Month SOFR + 2.50%), due 11/30/28	41,812	41,513
		590,172
Entertainment 1.4%
Alterra Mountain Co.
Term Loan B2
8.34% (1 Month LIBOR + 3.50%), due 8/17/28 (b)	3,355,605	3,336,730
Fertitta Entertainment LLC
Initial Term Loan B
8.807% (1 Month SOFR + 4.00%), due 1/27/29 (b)	4,212,462	4,139,402
Formula One Management Ltd.
First Lien Facility Term Loan B
8.057% (1 Month SOFR + 3.25%), due 1/15/30 (b)	861,539	860,102
J&J Ventures Gaming LLC
Initial Term Loan
9.159% (3 Month LIBOR + 4.00%), due 4/26/28 (b)	3,940,000	3,805,382
		12,141,616
Finance 6.2%
AAdvantage Loyality IP Ltd.
Initial Term Loan
9.558% (3 Month LIBOR + 4.75%), due 4/20/28 (b)	3,400,000	3,447,223

	Principal Amount	Value
Loan Assignments
Finance
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
9.159% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(c)	$ 182,555	$ 154,259
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.048% (3 Month SOFR + 4.00%), due 2/16/28 (b)	2,269,531	2,187,828
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.215% (1 Month LIBOR + 3.375%), due 12/23/27	1,470,000	1,356,810
Amendment No. 5 Incremental Term Loan
8.59% (1 Month LIBOR + 3.75%), due 12/23/27	738,750	684,083
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
8.909% (3 Month LIBOR + 3.75%), due 2/4/28 (b)	784,139	765,516
AlixPartners LLP
Initial Dollar Term Loan
7.609% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	1,470,000	1,463,175
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.307% (1 Month SOFR + 3.50%), due 5/9/29 (b)	1,191,000	1,086,787
Blue Tree Holdings, Inc.
Term Loan
7.66% (3 Month LIBOR + 2.50%), due 3/4/28 (b)	490,000	478,363
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
8.59% (1 Month LIBOR + 3.75%), due 10/2/25 (b)	2,233,748	2,199,310
Brand Industrial Services, Inc.
Initial Term Loan 9.062% - 9.065%
(3 Month LIBOR + 4.25%), due 6/21/24 (b)	1,631,292	1,516,421
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C 8.943% - 9.066%
(0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (b)(c)(e)	197,745	133,824
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2 8.943% - 9.066%
(0.75% PIK), due 9/21/23 (c)(e)	1,196,196	809,525
Covia Holdings LLC
Initial Term Loan
8.782% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	709,736	690,218
CPC Acquisition Corp.
First Lien Initial Term Loan
8.91% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,317,077
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.648% (3 Month SOFR + 3.75%), due 4/9/27 (b)	1,471,218	1,422,178
Endurance International Group Holdings, Inc.
Initial Term Loan
8.219% (1 Month LIBOR + 3.50%), due 2/10/28 (b)	3,836,226	3,553,304

	Principal Amount	Value
Loan Assignments
Finance
LBM Acquisition LLC
First Lien Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 12/17/27 (b)	$ 838,853	$ 788,223
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
8.34% (1 Month LIBOR + 3.50%), due 9/29/27 (b)	784,139	780,709
Minimax Viking GmbH
Facility Term Loan B1C
7.34% (1 Month LIBOR + 2.50%), due 7/31/25 (b)	2,150,133	2,144,757
Onex TSG Intermediate Corp.
Initial Term Loan
9.688% (3 Month SOFR + 4.75%), due 2/28/28 (b)	982,500	869,513
Park River Holdings, Inc.
First Lien Initial Term Loan
8.004% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	1,309,987	1,204,533
Peraton Corp.
First Lien Term Loan B
8.59% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,387,830	5,302,971
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
8.953% (3 Month LIBOR + 4.00%), due 6/22/26 (b)	2,063,250	1,454,591
PODS LLC
Initial Term Loan
7.922% (1 Month SOFR + 3.00%), due 3/31/28 (b)	2,940,225	2,853,244
Potters Industries LLC
Initial Term Loan
9.159% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	784,000	777,140
RealPage, Inc.
First Lien Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 4/24/28 (b)	2,348,089	2,273,405
RealTruck Group, Inc.
Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 1/31/28 (b)	1,058,400	938,385
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.659% (3 Month LIBOR + 3.50%), due 3/31/28 (b)	3,178,380	2,851,007
WCG Purchaser Corp.
First Lien Initial Term Loan
8.953% (3 Month LIBOR + 4.00%), due 1/8/27 (b)	2,232,330	2,105,366
WildBrain Ltd.
Initial Term Loan
9.172% (1 Month SOFR + 4.25%), due 3/24/28 (b)	3,572,100	3,399,450
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
7.672% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,200,800	2,081,589
		53,090,784

	Principal Amount	Value
Loan Assignments
Healthcare 1.8%
AHP Health Partners, Inc.
Initial Term Loan
8.34% (1 Month LIBOR + 3.50%), due 8/24/28 (b)	$ 1,343,020	$ 1,312,802
Chariot Buyer LLC
First Lien Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 11/3/28 (b)	4,740,000	4,541,512
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 9/29/28 (b)	1,280,500	1,265,494
ICU Medical, Inc.
Tranche Term Loan B 7.218% - 7.23%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 1/8/29 (b)	845,500	833,663
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.34% (1 Month LIBOR + 4.50%), due 12/16/28 (b)	691,250	658,416
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.24% (3 Month SOFR + 3.25%), due 11/1/28 (b)	509,540	493,253
Medline Borrower LP
Initial Dollar Term Loan
8.09% (1 Month LIBOR + 3.25%), due 10/23/28 (b)	3,076,481	2,994,868
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.912% (1 Month LIBOR + 4.25%), due 10/1/28 (b)	3,447,500	3,316,371
		15,416,379
Healthcare & Pharmaceuticals 1.2%
Bausch & Lomb Corp.
Initial Term Loan
8.457% (3 Month SOFR + 3.25%), due 5/10/27 (b)	1,985,000	1,925,450
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.093% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,462,500	1,082,250
Embecta Corp.
First Lien Initial Term Loan
7.791% (6 Month SOFR + 3.00%), due 3/30/29 (b)	1,112,110	1,094,038
Envision Healthcare Corp. (b)
2018 Third Out Term Loan
8.648% (3 Month SOFR + 3.75%), due 3/31/27	502,861	60,343
Second Out Term Loan
9.148% (3 Month SOFR + 4.25%), due 3/31/27	1,064,041	271,331
First Out Term Loan
12.923% (3 Month SOFR + 7.875%), due 3/31/27	180,648	155,357
Owens & Minor, Inc.
Term Loan B1 8.657% - 8.748%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (b)	973,333	966,033

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Pediatric Associates Holding Co. LLC (b)
Amendment No. 1 Incremental Term Loan
8.09% (1 Month LIBOR + 3.25%), due 12/29/28	$ 1,375,579	$ 1,342,480
Amendment No. 1 Incremental Delayed Draw Term Loan
8.09% (1 Month LIBOR + 3.25%), due 12/29/28 (c)	177,713	173,437
Physician Partners LLC
Initial Term Loan
9.048% (3 Month SOFR + 4.00%), due 12/23/28 (b)	1,113,750	1,041,356
Team Health Holdings, Inc.
Extended Term Loan
10.057% (1 Month SOFR + 5.25%), due 3/2/27 (b)	2,493,167	1,703,664
		9,815,739
Healthcare, Education & Childcare 5.1%
Agiliti Health, Inc.
Initial Term Loan
7.438% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	864,000	859,680
Akorn Operating Co. LLC
Term Loan
TBD (3 Month LIBOR + 7.50%), due 10/1/25 (b)(f)(g)	27,337	5,467
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
10.298% (3 Month SOFR + 5.25%), due 12/31/23 (b)	1,171,390	1,088,417
Amneal Pharmaceuticals LLC
Initial Term Loan
8.375% (1 Month LIBOR + 3.50%), due 5/4/25 (b)	3,102,536	2,941,592
athenahealth Group, Inc.
Initial Term Loan
8.259% (1 Month SOFR + 3.50%), due 2/15/29 (b)	4,424,001	4,105,473
Auris Luxembourg III SARL
Facility Term Loan B2
8.678% (6 Month LIBOR + 3.75%), due 2/27/26 (b)	1,135,159	1,024,481
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 9/1/24	689,648	626,890
First Lien Tranche Term Loan B
9.34% (1 Month LIBOR + 4.50%), due 9/1/24	229,335	210,606
Carestream Health, Inc.
Term Loan
12.498% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,775,752	1,018,838
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.325% (3 Month LIBOR + 2.50%), due 6/9/28 (b)	1,768,500	1,749,710
Elanco Animal Health, Inc.
Term Loan
6.412% (1 Month SOFR + 1.75%), due 8/1/27 (b)	1,448,456	1,413,538

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
eResearchTechnology, Inc.
First Lien Initial Term Loan
9.34% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	$ 1,950,879	$ 1,830,168
FC Compassus LLC
Term Loan B1
9.09% (1 Month LIBOR + 4.25%), due 12/31/26 (b)(c)	2,025,258	1,898,679
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
6.84% (1 Month LIBOR + 2.00%), due 11/15/27 (b)	925,556	904,345
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
6.563% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	653,333	651,467
Insulet Corp.
Term Loan B
8.172% (1 Month SOFR + 3.25%), due 5/4/28 (b)	1,874,231	1,867,203
Journey Personal Care Corp.
Initial Term Loan
9.409% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	982,500	754,990
LifePoint Health, Inc.
First Lien Term Loan B
8.575% (3 Month LIBOR + 3.75%), due 11/16/25 (b)	3,376,733	3,210,007
Mallinckrodt International Finance SA
2017 Replacement Term Loan
9.978% (1 Month LIBOR + 5.25%), due 9/30/27 (b)	943,154	682,843
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.557% - 8.748%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,546,479	1,176,871
First Lien Initial Term Loan C
8.748% (3 Month SOFR + 3.75%), due 3/2/28	49,563	37,717
Organon & Co.
Dollar Term Loan
8.00% (3 Month LIBOR + 3.00%), due 6/2/28 (b)	2,326,377	2,323,469
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.41% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,923,823	1,885,347
Raptor Acquisition Corp.
First Lien Term Loan B
8.947% (3 Month LIBOR + 4.00%), due 11/1/26 (b)	1,243,750	1,232,349
Select Medical Corp.
Tranche Term Loan B
7.35% (1 Month LIBOR + 2.50%), due 3/6/25 (b)	3,048,391	3,031,878
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
7.825% (3 Month LIBOR + 3.00%), due 6/27/25 (b)(c)	476,250	372,070
Sunshine Luxembourg VII SARL
Facility Term Loan B3
8.909% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	6,381,439	6,311,926
		43,216,021

	Principal Amount	Value
Loan Assignments
High Tech Industries 2.2%
Altar BidCo, Inc.
First Lien Initial Term Loan 5.50% - 7.993%
(1 Year SOFR + 3.10%, 3 Month SOFR + 3.10%), due 2/1/29 (b)	$ 1,860,938	$ 1,769,636
AP Gaming I LLC
Term Loan B
8.907% (1 Month SOFR + 4.00%), due 2/15/29 (b)	2,887,500	2,836,969
Central Parent, Inc.
First Lien Initial Term Loan
9.148% (3 Month SOFR + 4.25%), due 7/6/29 (b)	997,500	993,938
Hanesbands, Inc.
Tranche Initial Term Loan B
8.557% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,500,000	1,492,500
NAB Holdings LLC
Initial Term Loan
8.048% (3 Month SOFR + 3.00%), due 11/23/28 (b)	1,777,500	1,742,505
Nielsen Consumer, Inc.
Fifth Amendment Dollar Incremental Term Loan
11.057% (1 Month SOFR + 6.25%), due 3/6/28 (b)	1,666,667	1,459,722
Open Text Corp.
Term Loan B
8.407% (1 Month SOFR + 3.50%), due 8/27/29 (b)	4,000,000	3,985,000
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.103% (3 Month SOFR + 3.50%), due 4/4/29 (b)	1,722,115	1,695,207
Trans Union LLC
2021 Incremental Term Loan B6
7.09% (1 Month LIBOR + 2.25%), due 12/1/28 (b)	3,163,363	3,139,144
		19,114,621
Home and Office Furnishings, Housewares & Durable Consumer Products 0.0% ‡
Serta Simmons Bedding LLC
First Lien Initial Term Loan (zero coupon)
(1 Month LIBOR + 3.50%), due 11/8/23 (b)(f)(g)	2,460,608	123,030
Hotel, Gaming & Leisure 0.3%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
8.41% (3 Month SOFR + 3.25%), due 7/22/28 (b)	2,148,614	2,149,995
Hotels, Motels, Inns & Gaming 3.9%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	2,659,858	2,533,514
Caesars Entertainment, Inc.
2023 Incremental Term Loan B
8.157% (1 Month SOFR + 3.25%), due 2/6/30 (b)	2,100,000	2,085,890

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Churchill Downs, Inc.
Facility Term Loan B
6.85% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	$ 1,902,160	$ 1,896,929
Entain plc (b)
USD Facility Term Loan B
7.437% (6 Month SOFR + 2.50%), due 3/29/27	1,263,214	1,259,267
USD Facility Term Loan B2
8.18% (3 Month SOFR + 3.50%), due 10/31/29	1,600,000	1,601,000
Everi Holdings, Inc.
Term Loan B
7.34% (1 Month LIBOR + 2.50%), due 8/3/28 (b)	1,440,881	1,437,279
Four Seasons Holdings, Inc.
2022 Refinancing Term Loan
8.157% (1 Month SOFR + 3.25%), due 11/30/29 (b)	1,424,292	1,422,511
Golden Entertainment, Inc.
First Lien Facility Term Loan B
7.86% (1 Month LIBOR + 3.00%), due 10/21/24 (b)	1,191,710	1,188,731
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
6.642% (1 Month SOFR + 1.75%), due 6/22/26 (b)	235,804	235,346
Light and Wonder International, Inc.
Initial Term Loan B
7.96% (1 Month SOFR + 3.00%), due 4/14/29 (b)	3,721,875	3,683,104
Oceankey U.S. II Corp.
Initial Term Loan
8.407% (1 Month SOFR + 3.50%), due 12/15/28 (b)	1,987,481	1,873,201
PCI Gaming Authority
Facility Term Loan B
7.34% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	2,449,126	2,445,452
Penn Entertainment, Inc.
Facility Term Loan B
7.657% (1 Month SOFR + 2.75%), due 5/3/29 (b)	496,250	494,932
Station Casinos LLC
Facility Term Loan B1
7.10% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	1,610,493	1,595,284
Travel + Leisure Co.
Term Loan B
7.09% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	1,917,217	1,898,045
UFC Holdings LLC
First Lien Term Loan B3
7.57% (3 Month LIBOR + 2.75%), due 4/29/26 (b)	4,005,522	3,977,708
Whatabrands LLC
Initial Term Loan B
8.09% (1 Month LIBOR + 3.25%), due 8/3/28 (b)	1,975,000	1,951,371
Wyndham Hotels & Resorts, Inc.
Term Loan B
6.59% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	1,792,903	1,789,914
		33,369,478

	Principal Amount	Value
Loan Assignments
Insurance 4.3%
Acrisure LLC (b)
First Lien 2020 Term Loan
8.34% (1 Month LIBOR + 3.50%), due 2/15/27	$ 2,968,609	$ 2,860,255
First Lien 2021-2 Additional Term Loan
9.09% (1 Month LIBOR + 4.25%), due 2/15/27	1,036,875	1,013,545
Alliant Holdings Intermediate LLC
New Term Loan B4
8.279% (1 Month LIBOR + 3.50%), due 11/5/27 (b)	1,970,000	1,942,503
AmWINS Group, Inc. (b)
Term Loan
7.09% (1 Month LIBOR + 2.25%), due 2/19/28	1,955,020	1,928,954
February 2023 Incremental Term Loan
7.657% (1 Month SOFR + 2.75%), due 2/19/28	3,491,250	3,434,517
AssuredPartners, Inc. (b)
2020 February Refinancing Term Loan
8.34% (1 Month LIBOR + 3.50%), due 2/12/27	3,116,815	3,081,751
2022-2 Term Loan
9.057% (1 Month SOFR + 4.25%), due 2/12/27	398,000	396,259
Asurion LLC (b)
New Term Loan B8
8.09% (1 Month LIBOR + 3.25%), due 12/23/26	977,500	906,631
New Term Loan B9
8.09% (1 Month LIBOR + 3.25%), due 7/31/27	490,000	448,350
New Term Loan B11
9.157% (1 Month SOFR + 4.25%), due 8/19/28	1,424,587	1,315,962
Second Lien New Term Loan B3
10.09% (1 Month LIBOR + 5.25%), due 1/31/28	300,000	249,375
Second Lien New Term Loan B4
10.09% (1 Month LIBOR + 5.25%), due 1/20/29	2,500,000	2,055,000
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 1/27/27	2,483,543	2,424,559
Tranche Term Loan B2
8.09% (1 Month LIBOR + 3.25%), due 1/27/27	689,500	674,503
Hub International Ltd. (b)
Initial Term Loan
7.818% (3 Month LIBOR + 3.00%), due 4/25/25	1,386,230	1,380,559
Incremental Term Loan B3
8.058% (3 Month LIBOR + 3.25%), due 4/25/25	2,949,723	2,940,505
2022 Incremental Term Loan
8.728% (3 Month SOFR + 4.00%), due 11/10/29	359,100	357,709
NFP Corp.
Closing Date Term Loan
8.09% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	1,904,743	1,854,347
Ryan Specialty Group LLC
Initial Term Loan
7.907% (1 Month SOFR + 3.00%), due 9/1/27 (b)	975,000	971,750

	Principal Amount	Value
Loan Assignments
Insurance
Sedgwick Claims Management Services, Inc.
2023 Term Loan
8.557% (1 Month SOFR + 3.75%), due 2/24/28 (b)	$ 3,859,843	$ 3,805,161
USI, Inc.
2022 New Term Loan
8.648% (3 Month SOFR + 3.75%), due 11/22/29 (b)	2,835,750	2,823,344
		36,865,539
Leisure, Amusement, Motion Pictures & Entertainment 1.7%
Bombardier Recreational Products, Inc. (b)
2020 Replacement Term Loan
6.907% (1 Month LIBOR + 2.00%), due 5/24/27	2,252,977	2,188,204
2022-2 Incremental Term Loan
8.307% (1 Month SOFR + 3.50%), due 12/13/29	2,992,500	2,983,771
Creative Artists Agency LLC
Term Loan B
8.307% (1 Month SOFR + 3.50%), due 11/27/28 (b)	3,400,000	3,385,550
Fitness International LLC (b)
Term Loan A 7.326% - 7.54%
(3 Month SOFR + 2.50%), due 1/8/25	1,059,844	1,006,852
Term Loan B
8.076% (3 Month SOFR + 3.25%), due 4/18/25	270,764	257,293
Lions Gate Capital Holdings LLC
Term Loan B
7.09% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	999,494	981,587
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
6.59% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	1,313,765	1,300,298
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
7.60% (1 Month LIBOR + 2.75%), due 5/18/25 (b)	2,159,705	2,139,907
		14,243,462
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.015% (1 Month SOFR + 2.25%), due 7/31/26 (b)	457,768	458,817
Columbus McKinnon Corp.
Initial Term Loan
7.938% (3 Month LIBOR + 2.75%), due 5/14/28 (b)	1,319,000	1,307,458
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
8.162% (1 Month LIBOR + 3.50%), due 11/17/25	1,436,240	1,429,507
Second Lien Initial Term Loan
12.912% (1 Month LIBOR + 8.25%), due 11/16/26 (c)	797,980	786,010

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.151% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	$ 1,781,245	$ 1,684,020
		5,665,812
Manufacturing 2.3%
ASP Blade Holdings, Inc.
Initial Term Loan
9.159% (3 Month LIBOR + 4.00%), due 10/13/28 (b)	1,482,353	1,218,617
Chart Industries, Inc.
Amendment No. 3 Term Loan
8.593% (1 Month SOFR + 3.75%), due 3/15/30 (b)	2,142,857	2,121,429
Coherent Corp.
Initial Term Loan B
7.672% (1 Month SOFR + 2.75%), due 7/2/29 (b)	2,628,214	2,598,647
CP Atlas Buyer, Inc.
Term Loan B
8.407% (1 Month LIBOR + 3.50%), due 11/23/27 (b)	3,315,600	2,932,462
CPG International LLC
Closing Date Term Loan
7.407% (1 Month SOFR + 2.50%), due 4/28/29 (b)	1,243,750	1,228,203
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.909% (3 Month LIBOR + 3.75%), due 3/31/28 (b)	1,481,248	1,433,107
Idemia Group SAS
USD Facility Term Loan B3
9.659% (3 Month LIBOR + 4.50%), due 1/10/26 (b)	1,059,537	1,048,942
Madison IAQ LLC
Term Loan
8.302% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	2,318,700	2,199,287
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
8.84% (1 Month LIBOR + 4.00%), due 8/31/28 (b)	2,778,129	2,762,502
Standard Building Solutions, Inc.
Initial Term Loan
7.116% (1 Month SOFR + 2.25%), due 9/22/28 (b)	1,049,239	1,043,244
Zurn LLC
First Lien Term Loan B
6.84% (1 Month LIBOR + 2.00%), due 10/4/28 (b)	839,375	836,647
		19,423,087
Media 2.0%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
7.34% (1 Month LIBOR + 2.50%), due 9/1/28 (b)	2,761,564	2,718,845
Diamond Sports Group LLC
Second Lien Term Loan
8.025% (3 Month SOFR + 3.25%), due 8/24/26 (b)(c)(f)(g)	2,898,312	180,420

	Principal Amount	Value
Loan Assignments
Media
Directv Financing LLC
Closing Date Term Loan
9.84% (1 Month LIBOR + 5.00%), due 8/2/27 (b)	$ 3,633,000	$ 3,489,951
KKR Apple Bidco LLC (b)
First Lien Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 9/22/28	2,340,375	2,312,583
First Lien Amendment No. 1 Term Loan
8.807% (1 Month SOFR + 4.00%), due 9/22/28	748,125	745,320
Mission Broadcasting, Inc.
Term Loan B4
7.162% (1 Month LIBOR + 2.50%), due 6/2/28 (b)	591,000	588,045
Radiate Holdco LLC
Amendment No. 6 Term Loan
8.09% (1 Month LIBOR + 3.25%), due 9/25/26 (b)	4,043,920	3,300,850
Sinclair Television Group, Inc.
Term Loan B4
8.657% (1 Month SOFR + 3.75%), due 4/21/29 (b)	1,985,000	1,801,387
Virgin Media Bristol LLC
Facility Term Loan Y
8.113% (1 Month SOFR + 3.25%), due 3/31/31 (b)	2,000,000	1,968,750
		17,106,151
Mining, Steel, Iron & Non-Precious Metals 1.3%
American Rock Salt Co. LLC
First Lien Initial Term Loan
8.84% (1 Month LIBOR + 4.00%), due 6/9/28 (b)	1,235,143	1,191,913
Gates Global LLC (b)
Initial Dollar Term Loan B3
7.407% (1 Month SOFR + 2.50%), due 3/31/27	2,891,964	2,872,082
Initial Dollar Term Loan B4
8.307% (1 Month SOFR + 3.50%), due 11/16/29	1,990,000	1,982,951
Graftech International Ltd.
Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	605,084	602,059
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
7.84% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	1,043,352	1,031,179
U.S. Silica Co.
Term Loan
9.632% (1 Month SOFR + 4.75%), due 3/25/30 (b)	3,170,028	3,074,927
		10,755,111
Oil & Gas 1.8%
Buckeye Partners LP
2021 Tranche Term Loan B1
7.09% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	1,333,982	1,330,408

	Principal Amount	Value
Loan Assignments
Oil & Gas
ChampionX Corp.
Term Loan B1
8.058% (1 Month SOFR + 3.25%), due 6/7/29 (b)	$ 1,492,500	$ 1,483,794
DT Midstream, Inc.
Initial Term Loan
6.845% (1 Month LIBOR + 2.00%), due 6/26/28 (b)	319,462	319,183
Fleet Midco I Ltd.
Facility Term Loan B
7.928% (6 Month LIBOR + 3.00%), due 10/7/26 (b)	1,206,250	1,203,234
GIP III Stetson I LP
Initial Term Loan
9.09% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(c)	1,350,373	1,344,746
Keane Group Holdings LLC
Initial Term Loan
8.375% (1 Month LIBOR + 3.50%), due 5/25/25 (b)	952,500	932,259
Medallion Midland Acquisition LLC
Initial Term Loan
8.91% (3 Month SOFR + 3.75%), due 10/18/28 (b)	1,567,756	1,544,240
Murphy Oil USA, Inc.
Tranche Term Loan B
6.43% (1 Month LIBOR + 1.75%), due 1/31/28 (b)	442,125	442,678
NorthRiver Midstream Finance LP
Initial Term Loan B
8.004% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	1,146,000	1,141,703
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan
8.063% (1 Month SOFR + 3.25%), due 10/5/28 (b)	1,975,431	1,940,367
PES Holdings LLC
Tranche Term Loan C (zero coupon) - 12.50%
(3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/23 (b)(c)(e)(f)(g)	1,152,109	28,803
Prairie ECI Acquiror LP
Initial Term Loan
9.59% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	1,185,525	1,157,369
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.279% - 8.34%
(1 Month LIBOR + 3.50%), due 11/17/28 (b)	499,369	491,566
Traverse Midstream Partners LLC
Advance Term Loan
8.726% (3 Month LIBOR + 3.75%), due 2/16/28 (b)	1,059,501	1,036,986
Veritas U.S., Inc.
Dollar 2021 Term Loan B
9.84% (1 Month LIBOR + 5.00%), due 9/1/25 (b)	1,178,895	891,539
		15,288,875
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
9.84% (1 Month LIBOR + 5.00%), due 10/29/28 (b)	1,481,250	1,430,640

	Principal Amount	Value
Loan Assignments
Packaging
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.375% (1 Month LIBOR + 2.50%), due 12/1/28 (b)	$ 958,088	$ 951,801
		2,382,441
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.407% (1 Month SOFR + 3.50%), due 12/21/28 (b)	2,860,894	2,810,828
Foundation Building Materials, Inc.
First Lien Initial Term Loan
8.075% (3 Month LIBOR + 3.25%), due 1/31/28 (b)	1,734,337	1,681,984
Hunter Douglas Holding BV
Tranche Term Loan B1
8.373% (3 Month SOFR + 3.50%), due 2/26/29 (b)	2,985,000	2,678,291
Leslie's Poolmart, Inc.
Initial Term Loan
7.34% (1 Month LIBOR + 2.50%), due 3/9/28 (b)	1,960,000	1,928,850
Michaels Cos., Inc. (The)
Term Loan B
9.409% (3 Month LIBOR + 4.25%), due 4/15/28 (b)	3,144,000	2,881,812
Perrigo Co. plc
Initial Term Loan B
7.157% (1 Month SOFR + 2.25%), due 4/20/29 (b)	997,487	988,760
Prestige Brands, Inc.
Term Loan B5
6.84% (1 Month LIBOR + 2.00%), due 7/3/28 (b)	540,000	537,384
Spectrum Brands, Inc.
2021 Term Loan
6.96% (3 Month LIBOR + 2.00%), due 3/3/28 (b)	98,000	96,959
		13,604,868
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
6.907% (1 Month SOFR + 2.00%), due 1/15/27 (b)	1,679,002	1,669,558
Hercules Achievement, Inc.
First Lien Third Amendment Extended Term Loan
9.874% (1 Month SOFR + 5.00%), due 12/15/26 (b)	1,895,339	1,762,665
SRAM LLC
Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 5/18/28 (b)	2,031,818	2,001,341
		5,433,564
Personal, Food & Miscellaneous Services 1.7%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
6.59% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	2,115,652	2,089,207

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B3
6.59% (1 Month LIBOR + 1.75%), due 3/11/25	$ 2,182,663	$ 2,172,841
U.S. Term Loan B5
7.34% (1 Month LIBOR + 2.50%), due 4/6/28	1,402,972	1,397,273
Hayward Industries, Inc.
First Lien Refinancing Term Loan
7.34% (1 Month LIBOR + 2.50%), due 5/30/28 (b)	2,751,000	2,675,348
Hillman Group, Inc. (The) (b)
Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 7/14/28	532,122	526,690
Initial Delayed Draw Term Loan
7.59% (1 Month LIBOR + 2.75%), due 7/14/28	10,196	10,092
IRB Holding Corp.
2022 Replacement Term Loan B
7.907% (1 Month SOFR + 3.00%), due 12/15/27 (b)	4,702,641	4,611,527
KFC Holding Co.
2021 Term Loan B
6.511% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	1,445,555	1,435,917
		14,918,895
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
9.538% (3 Month LIBOR + 4.75%), due 7/6/28 (b)	1,129,412	1,029,176
Printing & Publishing 0.7%
Getty Images, Inc.
Initial Dollar Term Loan 9.407% - 9.498%
(1 Month SOFR + 4.50%, 3 Month SOFR + 4.50%), due 2/19/26 (b)	1,001,540	999,870
Severin Acquisition LLC
First Lien Initial Term Loan
7.676% (3 Month SOFR + 3.00%), due 8/1/25 (b)	1,924,919	1,920,107
Springer Nature Deutschland GmbH
Initial Term Loan B18
8.159% (3 Month LIBOR + 3.00%), due 8/14/26 (b)	3,062,584	3,051,100
		5,971,077
Retail 0.6%
Great Outdoors Group LLC
Term Loan B2
8.59% (1 Month LIBOR + 3.75%), due 3/6/28 (b)	5,325,933	5,254,922
Retail Store 1.2%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B 6.27% - 7.448%
(1 Month SOFR + 2.00%, 1 Month SOFR + 2.75%), due 2/3/27 (b)	1,231,048	1,230,022

	Principal Amount	Value
Loan Assignments
Retail Store
EG Group Ltd. (b)
USD Additional Facility Term Loan
8.84% (1 Month LIBOR + 4.00%), due 2/7/25	$ 1,425,040	$ 1,358,877
USD Facility Term Loan B
9.151% (6 Month LIBOR + 4.00%), due 2/7/25	656,539	626,057
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 10/19/27 (b)	3,794,915	3,680,119
PetSmart LLC
Initial Term Loan
8.657% (1 Month SOFR + 3.75%), due 2/11/28 (b)	1,629,000	1,615,425
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
8.557% (1 Month SOFR + 3.75%), due 10/19/27 (b)	1,957,706	1,930,788
		10,441,288
Services: Business 4.4%
Brown Group Holdings LLC (b)
Incremental Facility Term Loan B2 8.426% - 8.557%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 7/2/29	165,833	165,730
Initial Term Loan
7.407% (1 Month SOFR + 2.50%), due 6/7/28	1,149,227	1,137,160
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.097% (1 Month SOFR + 5.25%), due 2/11/28 (b)	798,000	760,428
ConnectWise LLC
Initial Term Loan
8.34% (1 Month LIBOR + 3.50%), due 9/29/28 (b)	1,382,500	1,334,112
Dun & Bradstreet Corp. (The) (b)
2022 Incremental Term Loan B2
8.042% (1 Month SOFR + 3.25%), due 1/18/29	297,000	294,896
Initial Borrowing Term Loan
8.095% (1 Month LIBOR + 3.25%), due 2/6/26	2,807,300	2,795,268
Electron Bidco, Inc.
First Lien Initial Term Loan
7.84% (1 Month LIBOR + 3.00%), due 11/1/28 (b)	3,634,963	3,577,712
GIP II Blue Holding LP
Initial Term Loan
9.659% (3 Month LIBOR + 4.50%), due 9/29/28 (b)	2,246,789	2,231,343
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
9.409% (3 Month LIBOR + 4.25%), due 8/19/28 (b)	3,033,000	2,964,757
ICON plc (b)
U.S. Term Loan
7.00% (3 Month LIBOR + 2.25%), due 7/3/28	379,854	378,825
Lux Term Loan
7.41% (3 Month SOFR + 2.25%), due 7/3/28	1,433,871	1,429,988

	Principal Amount	Value
Loan Assignments
Services: Business
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.375% (1 Month LIBOR + 3.50%), due 8/2/28 (b)	$ 4,746,060	$ 4,597,746
Mitchell International, Inc. (b)
First Lien Initial Term Loan
8.502% (1 Month LIBOR + 3.75%), due 10/15/28	1,980,000	1,871,100
Second Lien Initial Term Loan
11.34% (1 Month LIBOR + 6.50%), due 10/15/29	1,200,000	1,017,750
MPH Acquisition Holdings LLC
Initial Term Loan
9.203% (3 Month LIBOR + 4.25%), due 9/1/28 (b)	2,462,500	2,103,898
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan
8.59% (1 Month LIBOR + 3.75%), due 3/6/28 (b)	1,470,113	1,236,119
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
9.541% (6 Month SOFR + 4.50%), due 12/11/28 (b)	498,737	494,062
Parexel International, Inc.
First Lien Initial Term Loan
8.09% (3 Month LIBOR + 3.25%), due 11/15/28 (b)	2,488,750	2,455,697
PECF USS Intermediate Holding III Corp.
Initial Term Loan
9.09% (1 Month LIBOR + 4.25%), due 12/15/28 (b)	3,468,656	2,907,167
Polaris Newco LLC
First Lien Dollar Term Loan
9.159% (3 Month LIBOR + 4.00%), due 6/2/28 (b)	2,955,000	2,686,834
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
8.34% (1 Month LIBOR + 3.50%), due 5/30/26 (b)	736,875	723,519
Vizient, Inc.
Term Loan B7
7.109% (1 Month SOFR + 2.25%), due 5/16/29 (b)	744,375	742,669
		37,906,780
Services: Consumer 0.0% ‡
West Technology Group LLC
Term Loan B3
8.926% (3 Month SOFR + 4.00%), due 4/10/27 (b)	489,524	420,583
Software 3.7%
AppLovin Corp.
Amendment No. 6 New Term Loan
7.907% (3 Month SOFR + 3.10%), due 10/25/28 (b)	1,191,000	1,182,812
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.498% (3 Month SOFR + 4.50%), due 3/30/29 (b)	1,600,000	1,443,142

	Principal Amount	Value
Loan Assignments
Software
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 10/16/28 (b)	$ 1,856,250	$ 1,707,750
Gen Digital, Inc.
Tranche Initial Term Loan B
6.907% (1 Month SOFR + 2.00%), due 9/12/29 (b)	6,508,245	6,426,892
Informatica LLC
Initial Term Loan
7.625% (1 Month LIBOR + 2.75%), due 10/27/28 (b)	2,930,400	2,903,537
Magenta Buyer LLC
First Lien Initial Term Loan
9.58% (3 Month LIBOR + 4.75%), due 7/27/28 (b)	691,250	563,714
McAfee Corp.
Tranche Term Loan B1
8.515% (1 Month SOFR + 3.75%), due 3/1/29 (b)	4,962,500	4,660,616
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.526% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,990,000	1,868,113
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
9.076% (3 Month SOFR + 4.25%), due 2/1/29 (b)	2,798,438	2,268,134
Sophia LP
First Lien Term Loan B
8.659% (3 Month LIBOR + 3.50%), due 10/7/27 (b)	671,438	661,030
Sovos Compliance LLC
First Lien Initial Term Loan
9.34% (1 Month LIBOR + 4.50%), due 8/11/28 (b)	494,118	466,530
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
8.032% (3 Month SOFR + 3.25%), due 5/4/26	3,852,794	3,746,842
First Lien Initial Term Loan
8.575% (3 Month SOFR + 3.75%), due 5/4/26	1,688,750	1,655,880
Second Lien 2021 Incremental Term Loan
10.032% (3 Month LIBOR + 5.25%), due 5/3/27	200,000	191,750
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
8.818% (3 Month LIBOR + 4.00%), due 4/24/28 (b)	1,645,833	1,450,391
		31,197,133
Telecommunications 3.3%
Avaya, Inc.
Term Loan B
TBD, due 1/1/30	58,672	60,139
Tranche Term Loan B2
8.459% (1 Month LIBOR + 4.00%), due 12/15/27 (b)(f)	1,168,269	271,623
Azalea TopCo, Inc.
First Lien Initial Term Loan
8.135% (1 Month LIBOR + 3.50%), due 7/24/26 (b)	2,418,750	2,255,484

	Principal Amount	Value
Loan Assignments
Telecommunications
Cablevision Lightpath LLC
Initial Term Loan
7.934% (1 Month LIBOR + 3.25%), due 11/30/27 (b)	$ 1,473,618	$ 1,455,935
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.35% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	3,899,596	3,870,349
CSC Holdings LLC
September 2019 Initial Term Loan
7.184% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,589,606	3,160,648
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
7.82% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(c)	942,500	760,598
Frontier Communications Holdings LLC
Term Loan B
8.625% (1 Month LIBOR + 3.75%), due 5/1/28 (b)	2,107,000	1,991,115
Gogo Intermediate Holdings LLC
Initial Term Loan
8.697% (3 Month SOFR + 3.75%), due 4/30/28 (b)	2,957,469	2,931,591
Intelsat Jackson Holdings SA
Term Loan B
9.082% (3 Month SOFR + 4.25%), due 2/1/29 (b)	1,344,783	1,327,973
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
6.672% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,162,434	972,085
Lumen Technologies, Inc.
Term Loan B
7.172% (1 Month SOFR + 2.25%), due 3/15/27 (b)	2,650,159	1,745,792
Redstone HoldCo 2 LP
First Lien Initial Term Loan
9.568% (3 Month LIBOR + 4.75%), due 4/27/28 (b)	1,475,031	1,158,360
SBA Senior Finance II LLC
Initial Term Loan
6.60% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	1,748,463	1,747,370
Telesat Canada
Term Loan B5
7.58% (3 Month LIBOR + 2.75%), due 12/7/26 (b)	1,220,447	636,667
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
7.84% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	4,348,136	3,489,379
		27,835,108
Utilities 2.5%
Astoria Energy LLC
2020 Advance Term Loan B
8.35% (1 Month LIBOR + 3.25%), due 12/10/27 (b)	649,927	642,209
Brookfield WEC Holdings, Inc. (b)
First Lien 2021 Initial Term Loan
7.59% (1 Month LIBOR + 2.75%), due 8/1/25	2,876,257	2,858,280

	Principal Amount	Value
Loan Assignments
Utilities
Brookfield WEC Holdings, Inc. (b)
Initial Term Loan
8.557% (1 Month SOFR + 3.75%), due 8/1/25	$ 1,160,833	$ 1,157,569
Calpine Corp.
2019 Term Loan
6.85% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	3,031,875	3,009,136
Constellation Renewables LLC
Term Loan
7.46% (3 Month LIBOR + 2.50%), due 12/15/27 (b)	1,392,014	1,384,358
Edgewater Generation LLC
Term Loan
8.59% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	3,062,968	2,847,605
Granite Generation LLC
Term Loan
8.59% (1 Month LIBOR + 3.75%), due 11/9/26 (b)	2,987,500	2,805,762
Hamilton Projects Acquiror LLC
Term Loan
9.659% (3 Month LIBOR + 4.50%), due 6/17/27 (b)	2,192,778	2,169,935
PG&E Corp.
Term Loan
7.875% (1 Month LIBOR + 3.00%), due 6/23/25 (b)	1,701,875	1,695,493
Vistra Operations Co. LLC
2018 Incremental Term Loan 6.459% - 6.59%
(1 Month LIBOR + 1.75%), due 12/31/25 (b)	3,073,408	3,053,345
		21,623,692
Water 0.3%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
8.484% (1 Month SOFR + 3.75%), due 7/31/28 (b)	2,388,000	2,292,480
Total Loan Assignments (Cost $808,103,937)		770,087,821
Total Long-Term Bonds (Cost $849,470,296)		809,006,458

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,570	2,192,196
Total Affiliated Investment Company (Cost $2,479,721)		2,192,196
Common Stocks 0.0% ‡
Automobile Components 0.0% ‡
Millennium Corporate Trust (c)(d)(h)	1,243	—

	Shares	Value
Common Stocks ‡
Automobile Components ‡
Millennium Industries Corp. (c)(d)(h)	1,324	$ —
		—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (c)(d)(h)	3,656	54,840
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (c)(d)(h)	94,456	—
Machinery 0.0% ‡
Ameriforge Group, Inc. (c)(d)(h)	45,694	47,522
Total Common Stocks (Cost $1,651,252)		102,362

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (c)(d)(h)	57,684	69,221
Total Rights (Cost $47,301)		69,221

	Number of Warrants
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(h)(i)	22	0
Total Warrants (Cost $0)		0

	Principal Amount
Short-Term Investments 4.7%
U.S. Treasury Debt 4.7%
U.S. Treasury Bills (j)
3.873%, due 4/25/23	$ 37,728,000	37,623,816

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (j)
4.48%, due 4/4/23	$ 1,707,000	$ 1,706,782
4.593%, due 4/17/23	1,079,000	1,077,027
Total Short-Term Investments (Cost $40,414,055)		40,407,625
Total Investments (Cost $894,062,625)	99.9%	851,777,862
Other Assets, Less Liabilities	0.1	740,062
Net Assets	100.0%	$ 852,517,924

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $9,401,828, which represented 1.1% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,142	$ —	$ —	$ —	$ 50	$ 2,192	$ 30	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 9,420,604	$ —	$ 9,420,604
Corporate Bonds	—	29,498,033	—	29,498,033
Loan Assignments	—	768,084,863	2,002,958	770,087,821
Total Long-Term Bonds	—	807,003,500	2,002,958	809,006,458
Affiliated Investment Company
Fixed Income Fund	2,192,196	—	—	2,192,196
Common Stocks	—	—	102,362	102,362
Rights	—	—	69,221	69,221
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	40,407,625	—	40,407,625
Total Investments in Securities	$ 2,192,196	$ 847,411,125	$ 2,174,541	$ 851,777,862

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.5%
Equity Funds 97.5%
IQ 500 International ETF (a)	1,141,134	$ 35,319,923
IQ Candriam ESG International Equity ETF (a)	1,332,370	35,387,747
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,694,717	59,788,769
IQ Chaikin U.S. Large Cap ETF (a)	1,594,523	51,490,177
IQ Chaikin U.S. Small Cap ETF (a)	1,156,461	36,671,378
IQ FTSE International Equity Currency Neutral ETF (a)	764,737	17,642,483
MainStay Epoch Capital Growth Fund Class I	265,251	3,165,739
MainStay Epoch International Choice Fund Class I	786,210	29,859,541
MainStay VP American Century Sustainable Equity Portfolio Initial Class	4,746,569	56,173,275
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	6,455,562	44,627,300
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	3,110,342	51,688,589
MainStay VP MacKay International Equity Portfolio Initial Class	2,665,695	29,340,237
MainStay VP S&P 500 Index Portfolio Initial Class	180,668	13,531,684
MainStay VP Small Cap Growth Portfolio Initial Class	4,342,865	43,190,223
MainStay VP Wellington Growth Portfolio Initial Class	3,012,476	60,226,319
MainStay VP Wellington Mid Cap Portfolio Initial Class	5,721,189	44,126,383
MainStay VP Wellington Small Cap Portfolio Initial Class	4,978,022	38,794,220
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,298,435	29,483,037
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	2,848,092	60,009,587
MainStay WMC Enduring Capital Fund Class R6	871,775	26,165,112
MainStay WMC International Research Equity Fund Class I	4,182,016	29,191,727
MainStay WMC Value Fund Class R6	1,753,280	49,831,538
Total Affiliated Investment Companies (Cost $942,918,163)		845,704,988
Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	20,966,841	20,966,841
Total Short-Term Investment (Cost $20,966,841)	2.4%	20,966,841
Total Investments (Cost $963,885,004)	99.9%	866,671,829
Other Assets, Less Liabilities	0.1	815,025
Net Assets	100.0%	$ 867,486,854

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 34,730	$ —	$ (2,577)	$ 232	$ 2,935	$ 35,320	$ —	$ —	1,141
IQ Candriam ESG International Equity ETF	34,598	—	(1,621)	319	2,092	35,388	212	—	1,332
IQ Candriam ESG U.S. Large Cap Equity ETF	56,355	756	(3,056)	647	5,087	59,789	203	—	1,695
IQ Chaikin U.S. Large Cap ETF	50,883	—	(833)	252	1,188	51,490	226	—	1,595
IQ Chaikin U.S. Small Cap ETF	38,632	213	(2,045)	(90)	(39)	36,671	172	—	1,156
IQ FTSE International Equity Currency Neutral ETF	17,024	—	(738)	30	1,326	17,642	105	—	765
MainStay Epoch Capital Growth Fund Class I	3,031	—	(169)	(30)	334	3,166	—	—	265
MainStay Epoch International Choice Fund Class I	28,669	—	(2,174)	391	2,974	29,860	—	—	786
MainStay U.S. Government Liquidity Fund	28,276	34,700	(42,009)	—	—	20,967	266	—	20,967
MainStay VP American Century Sustainable Equity Portfolio Initial Class	53,955	390	(1,876)	10	3,694	56,173	—	—	4,747
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	43,485	1,099	(2,051)	(612)	2,706	44,627	—	—	6,456
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	52,113	1,486	(1,228)	138	(820)	51,689	—	—	3,110
MainStay VP MacKay International Equity Portfolio Initial Class	28,578	—	(1,206)	(834)	2,802	29,340	—	—	2,666
MainStay VP S&P 500 Index Portfolio Initial Class	12,948	28	(399)	16	939	13,532	—	—	181
MainStay VP Small Cap Growth Portfolio Initial Class	43,165	136	(2,761)	(838)	3,488	43,190	—	—	4,343
MainStay VP Wellington Growth Portfolio Initial Class	56,440	558	(4,124)	(2,737)	10,089	60,226	—	—	3,012
MainStay VP Wellington Mid Cap Portfolio Initial Class	45,490	—	(3,186)	(3,174)	4,996	44,126	—	—	5,721
MainStay VP Wellington Small Cap Portfolio Initial Class	40,757	164	(2,801)	(986)	1,660	38,794	—	—	4,978
MainStay VP Wellington U.S. Equity Portfolio Initial Class	28,318	510	(1,173)	(539)	2,367	29,483	—	—	1,298
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	55,437	956	(2,503)	(804)	6,924	60,010	—	—	2,848
MainStay WMC Enduring Capital Fund Class R6	26,912	—	(1,088)	(80)	421	26,165	—	—	872
MainStay WMC International Research Equity Fund Class I	29,109	—	(1,871)	(691)	2,645	29,192	—	—	4,182
MainStay WMC Value Fund Class R6	50,562	650	(754)	(176)	(450)	49,832	—	—	1,753
	$859,467	$41,646	$(82,243)	$(9,556)	$57,358	$866,672	$1,184	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	8,944	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(13,596)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(12,809)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	8,705	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(22,590)	—
Citibank NA	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	23,905	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/4/23	Daily	6,407	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.45%	12/4/23	Daily	8,861	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	8,755	$ —
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(56,712)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	43,046	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	7,997	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	4,847	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,748	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(9,052)	—
						$ —

1.	As of March 31, 2023, cash in the amount $8,040,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 845,704,988	$ —	$ —	$ 845,704,988
Short-Term Investment
Affiliated Investment Company	20,966,841	—	—	20,966,841
Total Investments in Securities	$ 866,671,829	$ —	$ —	$ 866,671,829

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 43.0%
Asset-Backed Securities 4.3%
Automobile Asset-Backed Securities 1.3%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 400,000	$ 376,212
Series 2021-3, Class D
1.34%, due 11/15/27	845,000	787,034
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	570,000	505,223
Series 2020-2A, Class A
2.02%, due 2/20/27	260,000	238,858
Carmax Auto Owner Trust
Series 2022-3, Class A3
3.97%, due 4/15/27	425,000	416,828
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	800,000	744,798
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	285,000	260,777
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	261,728
Ford Credit Auto Owner Trust
Series 2020-2, Class A
1.06%, due 4/15/33 (a)	645,000	587,561
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	340,000	328,567
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class D
4.09%, due 8/17/26 (a)	535,000	518,747
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,295,000	1,108,370
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	484,723
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	68,415	67,673
		6,687,099
Home Equity Asset-Backed Securities 0.1%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
5.035% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	491,285	475,354

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.521% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	$ 118,941	$ 73,649
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
4.945% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	189,416	60,260
		609,263
Other Asset-Backed Securities 2.9%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	543,223	468,829
Series 2019-1, Class B
3.85%, due 2/15/28	399,449	357,697
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	1,110,000	1,009,651
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	814,435	667,462
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,092,224	963,947
Series 2020-1, Class A1
1.69%, due 7/15/60	500,891	454,840
Series 2020-1, Class A2
1.99%, due 7/15/60	484,888	409,653
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	990,000	936,231
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	14,721	14,642
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	745,562	601,998
Series 2019-1A, Class A23
4.352%, due 5/20/49	168,875	159,289
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	1,039,551	951,437
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	283,728	252,075
Series 2021-2, Class B
2.302%, due 12/17/26	551,901	491,632
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	750,000	688,128

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Mosaic Solar Loan Trust
Series 2020-1A, Class A
2.10%, due 4/20/46 (a)	$ 790,130	$ 688,336
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	443,977	387,711
Series 2020-EA, Class A
1.69%, due 5/15/69	336,457	302,830
Series 2021-EA, Class B
2.03%, due 12/16/69	1,380,000	902,575
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	573,427
Series 2021-1, Class B1
2.41%, due 10/20/61	645,000	549,525
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	760,865	670,704
Series 2021-SFR4, Class B
1.808%, due 5/17/38	670,000	593,643
Progress Residential Trust
Series 2020-SFR3, Class A
1.294%, due 10/17/27 (a)	662,257	601,738
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	651,750	513,292
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	427,598	424,787
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	641,353	639,417
		15,275,496
Total Asset-Backed Securities (Cost $25,162,707)		22,571,858
Corporate Bonds 18.1%
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	605,000	432,079
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	600,000	590,467
5.75%, due 4/20/29	360,000	345,325

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 427,000	$ 419,822
4.75%, due 10/20/28	900,000	868,061
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	715,500	713,196
		2,936,871
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	230,000	213,158
2.70%, due 8/10/26	595,000	529,544
4.125%, due 8/17/27	485,000	444,376
General Motors Co.
5.60%, due 10/15/32	225,000	220,293
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	271,618
2.70%, due 6/10/31	850,000	680,936
4.30%, due 4/6/29	470,000	436,829
Hyundai Capital America
5.80%, due 4/1/30 (a)(c)	315,000	317,722
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	810,000	757,149
1.85%, due 9/16/26	1,350,000	1,168,398
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (Germany) (a)(c)	355,000	344,907
		5,384,930
Banks 6.5%
Banco Santander SA
5.294%, due 8/18/27 (Spain)	600,000	590,546
Bank of America Corp. (d)
2.087%, due 6/14/29	715,000	615,766
2.496%, due 2/13/31	650,000	550,505
2.572%, due 10/20/32	510,000	416,830
2.687%, due 4/22/32	465,000	388,054
3.384%, due 4/2/26	465,000	445,824
3.705%, due 4/24/28	555,000	524,478
Series MM
4.30%, due 1/28/25 (c)(e)	631,000	566,305
Barclays plc (United Kingdom) (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	570,816
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	680,000	580,550
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	565,000	484,470
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	485,312
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	885,000	661,414
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	230,000	220,156

	Principal Amount	Value
Corporate Bonds
Banks
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	$ 530,000	$ 464,202
5.125%, due 1/18/28	525,000	520,118
Citigroup, Inc.
3.668%, due 7/24/28 (d)	430,000	407,382
3.98%, due 3/20/30 (d)	565,000	526,546
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	740,000	604,950
6.625%, due 6/15/32	190,000	203,882
Citizens Bank NA
6.064%, due 10/24/25 (d)	475,000	446,959
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	387,116
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	1,000,000	750,900
Credit Suisse Group AG (Switzerland) (a)(d)
3.091%, due 5/14/32	785,000	631,116
6.442%, due 8/11/28	245,000	242,991
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	665,000	634,911
3.035%, due 5/28/32 (d)	255,000	196,493
5.371%, due 9/9/27	410,000	401,804
6.076% (SOFR + 1.219%), due 11/16/27 (b)	820,000	725,748
First Horizon Bank
5.75%, due 5/1/30	815,000	765,809
First Horizon Corp.
4.00%, due 5/26/25	775,000	722,477
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	355,000	285,274
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	535,000	478,718
1.948%, due 10/21/27 (d)	610,000	544,988
1.992%, due 1/27/32 (d)	590,000	471,306
2.615%, due 4/22/32 (d)	425,000	354,021
6.034% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	815,000	808,154
6.75%, due 10/1/37	159,000	171,926
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	600,000	541,319
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	200,000	203,425
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	835,000	747,957
Series HH
4.60%, due 2/1/25 (d)(e)	304,000	282,720
6.032% (SOFR + 1.18%), due 2/24/28 (b)	845,000	834,922
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	479,456

	Principal Amount	Value
Corporate Bonds
Banks
Lloyds Banking Group plc (United Kingdom)
4.65%, due 3/24/26	$ 1,075,000	$ 1,020,542
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	349,427
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	820,000	664,150
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	345,000	305,442
Morgan Stanley
2.484%, due 9/16/36 (d)	885,000	672,334
2.511%, due 10/20/32 (d)	645,000	528,363
5.00%, due 11/24/25	780,000	773,215
6.25%, due 8/9/26	881,000	912,442
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,429,550
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	340,000	339,686
Societe Generale SA (France) (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	303,760
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,040,000	748,732
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	1,060,000	986,172
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)	525,000	372,094
UBS Group AG (Switzerland) (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (e)	1,005,000	697,218
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	410,000	393,072
Wachovia Corp.
5.50%, due 8/1/35	700,000	698,480
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	390,000	338,033
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	533,000	417,621
		33,888,949
Beverages 0.1%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	473,017
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	250,000	259,409
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	745,000	680,036
Huntsman International LLC
4.50%, due 5/1/29	731,000	686,436
		1,366,472

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	$ 380,000	$ 352,959
California Institute of Technology
3.65%, due 9/1/19	385,000	270,345
		623,304
Computers 0.7%
Dell International LLC
3.375%, due 12/15/41 (a)	885,000	619,533
4.90%, due 10/1/26	680,000	678,278
5.30%, due 10/1/29	318,000	320,398
5.75%, due 2/1/33	360,000	362,217
8.10%, due 7/15/36	527,000	614,785
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	871,054
		3,466,265
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	665,000	596,979
Air Lease Corp.
2.30%, due 2/1/25	820,000	776,053
4.25%, due 9/15/24	420,000	411,119
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	745,000	543,552
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	297,859
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	370,000	246,790
8.00%, due 11/1/31	640,000	671,732
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	462,417
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	573,324
2.875%, due 2/15/25	1,040,000	975,722
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	1,130,000	1,004,642
4.50%, due 1/10/25	350,000	337,750
Capital One Financial Corp.
5.247%, due 7/26/30 (d)	305,000	287,922
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	757,588
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	314,723
		8,258,172
Electric 1.8%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	464,242

	Principal Amount	Value
Corporate Bonds
Electric
Alabama Power Co.
3.00%, due 3/15/52	$ 335,000	$ 231,317
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	596,562
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	265,515
Duke Energy Carolinas LLC
5.35%, due 1/15/53	320,000	332,738
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	482,385
Duke Energy Progress LLC
5.35%, due 3/15/53	395,000	407,522
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	770,176
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	905,000	749,788
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	739,011
Florida Power & Light Co.
5.30%, due 4/1/53	425,000	451,748
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	585,441
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	460,000	489,751
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	255,126
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	286,813
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	204,015
Southern California Edison Co.
Series E
3.70%, due 8/1/25	330,000	321,564
4.00%, due 4/1/47	520,000	427,015
5.70%, due 3/1/53	370,000	385,003
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	296,565
5.45%, due 4/1/53	225,000	229,758
WEC Energy Group, Inc.
6.976% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	480,000	385,738
		9,357,793
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32 (a)	565,000	504,430

	Principal Amount	Value
Corporate Bonds
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	$ 120,000	$ 104,758
Food 0.2%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	810,000	773,550
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	465,197
		1,238,747
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	361,575
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	425,000	394,508
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	274,976
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	572,026
		1,603,085
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	529,901
Insurance 0.8%
Equitable Holdings, Inc.
5.00%, due 4/20/48	830,000	712,630
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	412,875
Protective Life Corp.
8.45%, due 10/15/39	725,000	885,874
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	908,209
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	296,387
Willis North America, Inc.
2.95%, due 9/15/29	795,000	700,265
3.875%, due 9/15/49	185,000	138,646
		4,054,886
Internet 0.0% ‡
Expedia Group, Inc.
5.00%, due 2/15/26	22,000	21,900

	Principal Amount	Value
Corporate Bonds
Lodging 0.2%
Las Vegas Sands Corp.
3.20%, due 8/8/24	$ 555,000	$ 536,984
Sands China Ltd.
5.625%, due 8/8/25 (Macao) (f)	460,000	447,684
		984,668
Media 0.1%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	130,000	112,631
DISH DBS Corp.
5.75%, due 12/1/28 (a)	495,000	369,394
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	355,000	333,568
		815,593
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,113,025
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.599% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	1,045,000	790,215
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	325,000	264,875
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	81,875
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	320,365
		402,240
Pharmaceuticals 0.3%
Becton Dickinson & Co.
4.669%, due 6/6/47	200,000	186,984
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	855,000	773,775
4.75%, due 5/9/27	545,000	508,718
		1,469,477
Pipelines 1.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	552,873
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	570,000	510,633

	Principal Amount	Value
Corporate Bonds
Pipelines
Enbridge, Inc.
5.70%, due 3/8/33 (Canada)	$ 430,000	$ 447,262
Energy Transfer LP
4.95%, due 6/15/28	155,000	153,925
5.35%, due 5/15/45	415,000	366,892
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	254,800
Enterprise Products Operating LLC
3.95%, due 1/31/60	595,000	466,199
4.20%, due 1/31/50	160,000	135,751
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	711,059
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	135,000	120,569
5.50%, due 10/15/30	485,000	450,985
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	145,000	143,387
MPLX LP
2.65%, due 8/15/30	730,000	619,055
Targa Resources Corp.
4.20%, due 2/1/33	335,000	301,397
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	737,432
Western Midstream Operating LP
5.50%, due 2/1/50 (f)	350,000	296,975
		6,269,194
Real Estate Investment Trusts 0.8%
American Tower Corp.
3.375%, due 10/15/26	705,000	667,963
3.60%, due 1/15/28	375,000	351,829
Digital Realty Trust LP
3.70%, due 8/15/27	660,000	609,022
GLP Capital LP
3.35%, due 9/1/24	505,000	480,543
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	521,597
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	390,000	351,656
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	654,147
4.375%, due 1/15/27	415,000	342,981
		3,979,738
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	545,000	512,289

	Principal Amount	Value
Corporate Bonds
Retail
Nordstrom, Inc.
4.25%, due 8/1/31	$ 530,000	$ 378,950
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	175,000	141,792
		1,033,031
Software 0.0% ‡
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	280,000	272,613
Telecommunications 0.6%
Altice France SA
5.125%, due 7/15/29 (France) (a)	865,000	650,912
AT&T, Inc.
3.50%, due 9/15/53	795,000	577,208
3.65%, due 9/15/59	370,000	264,400
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	772,500	766,620
T-Mobile US, Inc.
2.625%, due 2/15/29	300,000	264,303
Verizon Communications, Inc.
5.964% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	660,000	661,240
		3,184,683
Total Corporate Bonds (Cost $107,522,779)		95,084,320
Foreign Government Bonds 0.6%
Brazil 0.0% ‡
Brazil Government Bond
3.75%, due 9/12/31	175,000	151,187
Chile 0.2%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	809,041
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32 (c)	725,000	538,948
4.50%, due 1/28/26	235,000	225,086
		764,034
Mexico 0.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	1,170,000	889,300

	Principal Amount	Value
Foreign Government Bonds
Mexico
Mexico Government Bond
3.75%, due 4/19/71	$ 800,000	$ 530,671
		1,419,971
Total Foreign Government Bonds (Cost $4,067,802)		3,144,233
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
8.84% (1 Month LIBOR + 4.00%), due 11/2/27	314,532	289,894
Second Lien Initial Term Loan
13.325% (3 Month LIBOR + 8.50%), due 11/2/28	250,000	162,500
		452,394
Total Loan Assignments (Cost $558,812)		452,394
Mortgage-Backed Securities 12.7%
Agency (Collateralized Mortgage Obligations) 5.6%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,299,932	43,850
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	1,007,040	13,111
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	194,360	6,315
REMIC, Series 4993, Class KS
1.205% (1 Month LIBOR + 6.05%), due 7/25/50 (b)(h)	1,596,615	239,022
REMIC, Series 4994, Class TS
1.255% (1 Month LIBOR + 6.10%), due 7/25/50 (b)(h)	895,461	118,474
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	207,008	162,313
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	798,454	621,599
REMIC, Series 4831, Class SA
1.516% (1 Month LIBOR + 6.20%), due 10/15/48 (b)(h)	725,506	96,873
REMIC, Series 5274
2.50%, due 1/25/51 (h)	1,864,774	292,402
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	717,868	112,169
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	713,419	113,605
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	617,515	96,798

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	$ 679,018	$ 104,410
REMIC, Series 5160
3.00%, due 10/25/51 (h)	722,875	80,280
REMIC, Series 5040
3.50%, due 11/25/50 (h)	525,903	84,931
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	680,000	652,275
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	303,598	233,072
REMIC, Series 311, Class S1
1.266% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	843,893	96,788
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (h)	1,393,307	177,120
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	562,274	6,510
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	4,106,311	77,296
REMIC, Series 2021-40, Class SI
1.105% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	1,060,016	114,058
REMIC, Series 2022-10, Class SA
1.19% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	669,063	91,442
REMIC, Series 2016-57, Class SN
1.205% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	875,134	101,275
REMIC, Series 2020-70, Class SD
1.405% (1 Month LIBOR + 6.25%), due 10/25/50 (b)(h)	935,964	132,955
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	182,946	143,465
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	945,762	154,542
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	577,914	86,054
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	394,626	58,055
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,689,772	208,349
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	270,348	33,351
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	529,405	486,487
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	2,160,360	330,774
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	303,681	281,093

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	$ 1,560,996	$ 237,462
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	692,395	644,972
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,029,229	202,520
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	603,366	568,531
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	1,993,422	196,595
REMIC, Series 427, Class C77
2.50%, due 9/25/51	1,630,453	240,492
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	455,885	8,509
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 1/20/50 (b)(h)	1,484,024	29,487
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month LIBOR + 2.60%), due 5/20/51 (b)(h)	3,083,418	58,642
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	2,838,693	49,834
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	4,745,153	103,369
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,567,031	62,285
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	2,613,355	36,421
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	13,207,047	177,260
REMIC, Series 2020-97, Class HB
1.00%, due 7/20/50	337,443	262,172
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	864,074	676,663
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	1,043,086	809,623
REMIC, Series 2020-146, Class YK
1.00%, due 10/20/50	645,797	503,995
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	719,792	553,921
REMIC, Series 2019-115, Class SA
1.289% (1 Month LIBOR + 6.05%), due 9/20/49 (b)(h)	1,212,731	146,492
REMIC, Series 2020-34, Class SC
1.289% (1 Month LIBOR + 6.05%), due 3/20/50 (b)(h)	1,167,397	140,803
REMIC, Series 2020-165, Class UD
1.50%, due 11/20/50	277,981	228,658

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-146, Class SA
1.539% (1 Month LIBOR + 6.30%), due 10/20/50 (b)(h)	$ 1,090,283	$ 151,124
REMIC, Series 2020-175, Class CS
1.539% (1 Month LIBOR + 6.30%), due 11/20/50 (b)(h)	1,161,700	163,868
REMIC, Series 2021-179, Class SA
1.539% (1 Month LIBOR + 6.30%), due 11/20/50 (b)(h)	1,398,440	202,521
REMIC, Series 2020-189, Class SU
1.539% (1 Month LIBOR + 6.30%), due 12/20/50 (b)(h)	685,676	99,380
REMIC, Series 2021-46, Class QS
1.539% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	633,790	85,969
REMIC, Series 2021-57, Class SA
1.539% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	1,210,753	162,592
REMIC, Series 2021-57, Class SD
1.539% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	1,542,359	205,551
REMIC, Series 2021-96, Class SN
1.539% (1 Month LIBOR + 6.30%), due 6/20/51 (b)(h)	1,342,394	174,602
REMIC, Series 2021-122, Class HS
1.539% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	1,132,028	164,597
REMIC, Series 2022-137, Class S
1.539% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	1,425,675	188,211
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	1,710,911	167,504
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	350,572	36,682
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,650,149	173,695
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	767,022	90,898
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	1,339,994	143,385
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,097,672	134,227
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	1,833,385	215,367
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	264,417	35,970
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	2,546,107	353,977
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	436,341	56,301
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	2,357,943	328,434
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,528,238	1,318,824
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	1,724,508	273,245

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	$ 1,459,605	$ 191,142
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,090,197	158,821
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,541,614	218,445
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	189,283	27,526
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	417,317	359,688
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	658,244	115,233
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	1,731,784	254,081
REMIC, Series 2022-189, Class AT
3.00%, due 7/20/51	568,338	516,193
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	930,717	140,228
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	2,168,717	341,967
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	1,781,822	263,361
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,461,510	199,216
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	1,309,518	192,602
REMIC, Series 2022-207, Class NA
3.00%, due 1/20/52	2,290,860	2,042,452
REMIC, Series 2022-206, Class CN
3.00%, due 2/20/52	1,638,001	1,483,242
REMIC, Series 2023-1, Class MA
3.50%, due 5/20/50	1,013,815	952,341
REMIC, Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	809,293	727,247
REMIC, Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (b)	783,151	711,422
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,200,285	187,782
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	1,249,356	1,171,645
REMIC, Series 2022-206, Class WN
4.00%, due 10/20/49	542,813	529,937
REMIC, Series 2023-38, Class WT
6.817%, due 12/20/51 (i)	325,000	364,080
Series 2023-55
7.993%, due 11/20/51 (i)	900,000	1,042,018

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA, Strips
Series 2023-56
(zero coupon), due 7/20/52	800,000	$ 709,029
		29,416,441
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (i)	$ 750,000	598,809
Series 2021-MF3, Class AS
2.748%, due 10/15/54	930,000	742,703
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (j)	245,000	212,604
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.19% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	24,460	22,599
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	854,057
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	1,160,000	940,740
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	350,059	306,107
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	355,000	277,013
Series 2021-VOLT, Class C
5.784% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	1,075,000	1,012,997
Series 2021-ACNT, Class D
6.535% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	725,000	681,764
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	171,869
Series 2019-OC11, Class D
3.944%, due 12/9/41 (j)	450,000	371,344
Series 2021-LBA, Class AV
5.742% (1 Month SOFR + 0.914%), due 2/15/36 (b)	820,000	781,359
Series 2021-MFM1, Class C
6.141% (1 Month SOFR + 1.314%), due 1/15/34 (b)	361,698	344,887
Series 2021-ARIA, Class E
6.928% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	1,300,000	1,169,632
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
5.334% (1 Month LIBOR + 0.65%), due 8/15/36	255,000	239,092
Series 2021-FILM, Class B
5.584% (1 Month LIBOR + 0.90%), due 8/15/36	535,000	489,383

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
6.385% (1 Month LIBOR + 1.70%), due 7/15/38	$ 951,787	$ 921,753
Series 2021-ESH, Class D
6.935% (1 Month LIBOR + 2.25%), due 7/15/38	615,001	585,694
FREMF Mortgage Trust (a)(j)
REMIC, Series 2019-K99, Class B
3.646%, due 10/25/52	120,000	108,541
REMIC, Series 2019-K98, Class C
3.738%, due 10/25/52	335,000	299,965
REMIC, Series 2017-K63, Class C
3.878%, due 2/25/50	842,000	790,433
REMIC, Series 2019-K94, Class B
3.966%, due 7/25/52	830,000	766,795
REMIC, Series 2018-K78, Class B
4.129%, due 6/25/51	115,000	108,720
REMIC, Series 2018-K81, Class B
4.173%, due 9/25/51	110,000	104,043
REMIC, Series 2018-K76, Class B
4.208%, due 6/25/51	145,000	137,951
REMIC, Series 2018-K79, Class B
4.211%, due 7/25/51	130,000	123,371
REMIC, Series 2018-K86, Class C
4.294%, due 11/25/51	425,000	397,976
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	715,000	614,662
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	963,508
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	200,000	189,366
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	380,000	362,640
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.095% (1 Month LIBOR + 3.25%), due 10/25/49	1,139,434	1,044,872
Series 2020-01, Class M10
8.595% (1 Month LIBOR + 3.75%), due 3/25/50	195,000	180,678
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,605,000	1,317,045
SLG Office Trust
Series 2021-OVA, Class F
2.851%, due 7/15/41 (a)	355,000	235,248

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	$ 705,000	$ 642,303
		19,112,523
Whole Loan (Collateralized Mortgage Obligations) 3.5%
CIM Trust
Series 2021-J2, Class AIOS
0.21%, due 4/25/51 (a)(h)(i)	18,710,000	184,782
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
6.41% (SOFR 30A + 1.85%), due 1/25/42	1,240,000	1,171,941
Series 2020-DNA6, Class M2
6.56% (SOFR 30A + 2.00%), due 12/25/50	1,089,945	1,090,645
Series 2021-HQA3, Class M2
6.66% (SOFR 30A + 2.10%), due 9/25/41	715,000	643,535
Series 2021-HQA1, Class M2
6.81% (SOFR 30A + 2.25%), due 8/25/33	1,040,000	1,001,129
Series 2022-DNA3, Class M1B
7.46% (SOFR 30A + 2.90%), due 4/25/42	996,000	988,547
Series 2021-HQA1, Class B1
7.56% (SOFR 30A + 3.00%), due 8/25/33	1,295,000	1,139,992
Series 2021-DNA5, Class B1
7.61% (SOFR 30A + 3.05%), due 1/25/34	1,730,000	1,588,623
Series 2021-HQA2, Class B1
7.71% (SOFR 30A + 3.15%), due 12/25/33	600,000	531,186
Series 2021-HQA3, Class B1
7.91% (SOFR 30A + 3.35%), due 9/25/41	1,220,000	1,109,547
Series 2021-DNA6, Class B1
7.96% (SOFR 30A + 3.40%), due 10/25/41	215,000	201,463
Series 2022-DNA2, Class M2
8.31% (SOFR 30A + 3.75%), due 2/25/42	770,000	741,146
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class B1
8.545% (1 Month LIBOR + 3.70%), due 12/25/30	725,000	745,357
Series 2019-DNA2, Class B1
9.195% (1 Month LIBOR + 4.35%), due 3/25/49	765,000	794,216
Series 2019-DNA1, Class B1
9.495% (1 Month LIBOR + 4.65%), due 1/25/49	520,000	551,156
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class B1
7.995% (1 Month LIBOR + 3.15%), due 7/25/30 (b)	420,000	422,830
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	425,234	334,556
FNMA (b)
Series 2018-C01, Class 1B1
8.395% (1 Month LIBOR + 3.55%), due 7/25/30	1,100,000	1,133,317

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2017-C05, Class 1B1
8.445% (1 Month LIBOR + 3.60%), due 1/25/30	$ 975,000	$ 1,002,789
Series 2017-C01, Class 1B1
10.595% (1 Month LIBOR + 5.75%), due 7/25/29	240,000	262,781
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	334,338	272,946
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.342%, due 8/25/59 (j)	1,201,396	714,392
Series 2019-2A, Class B6
4.869%, due 12/25/57 (i)	462,677	296,351
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
5.595% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	290,333	287,148
Sequoia Mortgage Trust
Series 2021-4, Class AIO1
0.168%, due 6/25/51 (a)(h)(j)	13,390,600	112,974
STACR Trust
Series 2018-HRP2, Class B1
9.045% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	800,000	822,429
		18,145,778
Total Mortgage-Backed Securities (Cost $69,666,917)		66,674,742
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,065,000	743,124
Total Municipal Bond (Cost $1,065,000)		743,124
U.S. Government & Federal Agencies 7.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	547,668	517,017
UMBS Pool, 30 Year
3.50%, due 7/1/50	451,028	422,898
3.50%, due 7/1/52	1,265,768	1,176,391
4.50%, due 10/1/52	1,176,929	1,153,091
		3,269,397

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.0%
FNMA, Other
6.00%, due 4/1/37	$ 4,568	$ 4,706
UMBS, 30 Year
3.00%, due 6/1/51	347,237	312,409
3.00%, due 11/1/51	724,967	651,525
3.00%, due 2/1/52	455,244	408,951
3.00%, due 3/1/52	618,835	555,831
3.50%, due 9/1/52	1,053,913	979,494
4.00%, due 8/1/48	674,735	655,328
4.00%, due 2/1/49	114,171	110,887
4.00%, due 6/1/52	796,119	761,408
4.00%, due 6/1/52	1,215,205	1,162,973
4.00%, due 6/1/52	574,651	549,950
4.00%, due 7/1/52	1,370,103	1,310,788
5.00%, due 11/1/52	4,273,856	4,262,683
5.00%, due 3/1/53	912,892	910,377
5.00%, due 3/1/53	239,707	239,121
5.50%, due 11/1/52	351,240	354,772
5.50%, due 2/1/53	1,499,399	1,514,476
6.00%, due 3/1/53	596,627	609,013
		15,354,692
United States Treasury Bonds 2.3%
U.S. Treasury Bonds
3.875%, due 2/15/43	11,995,000	12,101,830
United States Treasury Notes 1.2%
U.S. Treasury Notes
3.50%, due 1/31/28	1,695,000	1,686,128
3.50%, due 1/31/30	265,000	263,923
3.50%, due 2/15/33	1,330,000	1,332,078
3.875%, due 1/15/26	700,000	700,219
4.125%, due 1/31/25	2,265,000	2,264,381
		6,246,729
Total U.S. Government & Federal Agencies (Cost $36,920,815)		36,972,648
Total Long-Term Bonds (Cost $244,964,832)		225,643,319

	Shares
Common Stocks 54.1%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	165,343	2,004,455
Lockheed Martin Corp.	3,593	1,698,519

	Shares	Value
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	28,360	$ 2,777,295
		6,480,269
Air Freight & Logistics 1.4%
Deutsche Post AG (Registered) (Germany)	98,060	4,580,408
United Parcel Service, Inc., Class B	13,292	2,578,515
		7,158,923
Automobile Components 0.7%
Bridgestone Corp. (Japan)	48,900	1,986,503
Cie Generale des Etablissements Michelin SCA (France)	49,901	1,527,360
		3,513,863
Automobiles 0.3%
Toyota Motor Corp. (Japan)	118,900	1,692,567
Banks 3.7%
Bank of America Corp.	100,333	2,869,524
BAWAG Group AG (Austria) (a)(k)	40,575	1,972,961
Columbia Banking System, Inc.	108,965	2,334,030
JPMorgan Chase & Co.	28,524	3,716,963
KeyCorp	164,289	2,056,898
PNC Financial Services Group, Inc. (The)	10,901	1,385,517
Royal Bank of Canada (Canada)	14,677	1,403,627
Truist Financial Corp.	44,831	1,528,737
U.S. Bancorp	55,492	2,000,487
		19,268,744
Beverages 1.4%
Coca-Cola Co. (The)	38,517	2,389,210
Coca-Cola Europacific Partners plc (United Kingdom)	79,728	4,719,100
		7,108,310
Biotechnology 0.7%
AbbVie, Inc.	22,101	3,522,236
Capital Markets 0.6%
Lazard Ltd., Class A	44,482	1,472,799
Schroders plc (United Kingdom)	265,968	1,515,596
		2,988,395
Chemicals 2.2%
Air Products and Chemicals, Inc.	7,108	2,041,489
Dow, Inc.	29,487	1,616,477
Linde plc	9,306	3,307,725
LyondellBasell Industries NV, Class A	18,573	1,743,819
Nutrien Ltd. (Canada) (c)	35,119	2,593,538
		11,303,048

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	6	$ 26
Communications Equipment 1.0%
Cisco Systems, Inc.	103,050	5,386,939
Construction & Engineering 0.4%
Vinci SA (France)	18,652	2,140,308
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	28,012	4,130,369
Diversified REITs 0.3%
WP Carey, Inc.	19,698	1,525,610
Diversified Telecommunication Services 2.6%
AT&T, Inc.	95,595	1,840,204
Deutsche Telekom AG (Registered) (Germany)	229,743	5,564,583
Orange SA (France)	190,715	2,266,108
TELUS Corp. (Canada)	79,626	1,580,737
Verizon Communications, Inc.	62,865	2,444,820
		13,696,452
Electric Utilities 2.8%
American Electric Power Co., Inc.	38,127	3,469,176
Duke Energy Corp.	16,074	1,550,659
Entergy Corp.	17,884	1,926,822
Evergy, Inc.	28,490	1,741,309
Fortis, Inc. (Canada)	34,538	1,468,153
NextEra Energy, Inc.	39,192	3,020,919
Pinnacle West Capital Corp.	21,572	1,709,365
		14,886,403
Electrical Equipment 1.1%
Eaton Corp. plc	17,253	2,956,129
Emerson Electric Co.	31,209	2,719,552
		5,675,681
Food Products 1.1%
Danone SA (France)	29,109	1,809,654
Nestle SA (Registered)	16,342	1,994,979
Orkla ASA (Norway)	249,803	1,774,461
		5,579,094
Gas Utilities 0.8%
China Resources Gas Group Ltd. (China)	561,100	2,074,736
Snam SpA (Italy)	396,947	2,107,052
		4,181,788

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 0.7%
Medtronic plc	47,517	$ 3,830,821
Health Care Providers & Services 1.0%
CVS Health Corp.	20,857	1,549,883
UnitedHealth Group, Inc.	8,291	3,918,244
		5,468,127
Health Care REITs 0.3%
Welltower, Inc.	23,458	1,681,704
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	7,378	2,062,963
Restaurant Brands International, Inc. (Canada)	70,758	4,750,692
Vail Resorts, Inc.	12,436	2,906,044
		9,719,699
Household Durables 0.3%
Leggett & Platt, Inc.	47,676	1,519,911
Industrial Conglomerates 0.8%
Honeywell International, Inc.	7,732	1,477,740
Siemens AG (Registered) (Germany)	16,413	2,656,752
		4,134,492
Insurance 3.0%
Allianz SE (Registered) (Germany)	7,426	1,714,233
Arthur J. Gallagher & Co.	8,826	1,688,502
AXA SA (France)	101,509	3,103,824
Manulife Financial Corp. (Canada)	154,562	2,836,210
MetLife, Inc.	48,233	2,794,620
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,931	2,074,315
Travelers Cos., Inc. (The)	8,735	1,497,266
		15,708,970
IT Services 1.0%
International Business Machines Corp.	39,452	5,171,763
Leisure Products 0.4%
Hasbro, Inc.	40,199	2,158,284
Machinery 0.5%
Cummins, Inc.	10,960	2,618,125
Media 0.8%
Comcast Corp., Class A	63,080	2,391,363

	Shares	Value
Common Stocks
Media
Omnicom Group, Inc.	21,425	$ 2,021,234
		4,412,597
Multi-Utilities 0.6%
NiSource, Inc.	55,976	1,565,089
WEC Energy Group, Inc.	15,747	1,492,658
		3,057,747
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	10,140	1,654,442
Enbridge, Inc. (Canada)	43,831	1,671,189
Enterprise Products Partners LP	101,206	2,621,235
Magellan Midstream Partners LP	30,491	1,654,442
MPLX LP	55,232	1,902,742
TotalEnergies SE (France)	78,464	4,629,593
		14,133,643
Personal Care Products 0.3%
Unilever plc (United Kingdom)	32,122	1,664,172
Pharmaceuticals 5.4%
Astellas Pharma, Inc. (Japan)	108,700	1,546,191
AstraZeneca plc, Sponsored ADR (United Kingdom)	59,450	4,126,424
Bayer AG (Registered) (Germany)	29,069	1,851,580
Bristol-Myers Squibb Co.	22,873	1,585,328
Eli Lilly and Co.	7,497	2,574,620
GSK plc	88,728	1,582,498
Johnson & Johnson	8,768	1,359,040
Merck & Co., Inc.	19,116	2,033,751
Novartis AG (Registered) (Switzerland)	45,756	4,200,624
Pfizer, Inc.	40,416	1,648,973
Roche Holding AG	5,775	1,652,732
Sanofi (France)	36,029	3,923,636
		28,085,397
Retail REITs 0.4%
Realty Income Corp.	31,237	1,977,927
Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	35,212	6,944,511
Broadcom, Inc.	10,241	6,570,011
KLA Corp.	9,315	3,718,268
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	33,889	3,152,355
Texas Instruments, Inc.	16,232	3,019,314
		23,404,459
Software 1.2%
Microsoft Corp.	22,570	6,506,931

	Shares	Value
Common Stocks
Specialized REITs 0.6%
Iron Mountain, Inc.	57,767	$ 3,056,452
Specialty Retail 0.3%
Home Depot, Inc. (The)	5,515	1,627,587
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	35,865	5,914,138
Dell Technologies, Inc., Class C	42,141	1,694,490
NetApp, Inc.	24,255	1,548,682
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	1,611	1,990,202
		11,147,512
Tobacco 1.6%
British American Tobacco plc (United Kingdom)	107,395	3,763,631
Imperial Brands plc (United Kingdom)	61,819	1,421,661
Philip Morris International, Inc.	31,075	3,022,044
		8,207,336
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	27,500	2,310,000
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. (Republic of Korea)	41,016	1,524,958
Total Common Stocks (Cost $267,089,633)		283,367,639
Short-Term Investments 1.6%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 4.197% (l)	3,573,348	3,573,348
Unaffiliated Investment Company 0.9%
Invesco Government and Agency Portfolio, 4.813% (l)(m)	4,879,062	4,879,062
Total Short-Term Investments (Cost $8,452,410)		8,452,410
Total Investments (Cost $520,506,875)	98.7%	517,463,368
Other Assets, Less Liabilities	1.3	7,051,989
Net Assets	100.0%	$ 524,515,357

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $4,774,466. The Portfolio received cash collateral with a value of $4,879,062.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(g)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $264,875, which represented 0.1% of the Portfolio’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(k)	Non-income producing security.
(l)	Current yield as of March 31, 2023.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,070	$ 41,196	$ (43,693)	$ —	$ —	$ 3,573	$ 50	$ —	3,573
Foreign Currency Forward Contracts
As of March 31, 2023, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,328,190	EUR	7,602,147	JPMorgan Chase Bank N.A.	5/9/23	$ 67,292
Total Unrealized Appreciation						67,292
AUD	9,875,000	USD	7,019,387	JPMorgan Chase Bank N.A.	5/9/23	(410,091)
GBP	133,000	USD	165,150	JPMorgan Chase Bank N.A.	5/9/23	(962)
JPY	1,106,651,000	USD	8,613,505	JPMorgan Chase Bank N.A.	5/9/23	(232,017)
Total Unrealized Depreciation						(643,070)
Net Unrealized Depreciation						$ (575,778)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	188	June 2023	$ 17,331,049	$ 17,046,900	$ (284,149)
S&P 500 E-Mini Index	57	June 2023	11,272,305	11,792,588	520,283
U.S. Treasury 2 Year Notes	108	June 2023	22,054,782	22,296,938	242,156
U.S. Treasury 5 Year Notes	126	June 2023	13,499,992	13,797,984	297,992
U.S. Treasury 10 Year Notes	209	June 2023	23,517,454	24,018,672	501,218
U.S. Treasury 10 Year Ultra Bonds	150	June 2023	17,551,981	18,171,094	619,113
U.S. Treasury Long Bonds	6	June 2023	750,639	786,937	36,298
U.S. Treasury Ultra Bonds	49	June 2023	6,698,304	6,915,125	216,821
E-Mini Materials Select Sector Index	90	June 2023	7,675,786	7,756,200	80,414
E-Mini Energy Select Sector Index	161	June 2023	14,129,517	14,055,300	(74,217)
E-Mini Health Care Select Sector Index	47	June 2023	5,982,767	6,199,770	217,003
Yen Denominated Nikkei 225 Index	126	June 2023	13,367,894	13,382,903	15,009
Total Long Contracts					2,387,941
Short Contracts
Euro STOXX 50 Index	(333)	June 2023	(14,810,455)	(15,388,111)	(577,656)
FTSE 100 Index	(19)	June 2023	(1,782,590)	(1,790,459)	(7,869)
S&P E-Mini Commercial Service Equity Index	(76)	June 2023	(5,314,061)	(5,813,051)	(498,990)
E-Mini Utilities Select Sector Index	(122)	June 2023	(8,079,128)	(8,398,480)	(319,352)
Total Short Contracts					(1,403,867)
Net Unrealized Appreciation					$ 984,074

1.	As of March 31, 2023, cash in the amount of $7,594,517 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 22,571,858	$ —	$ 22,571,858
Corporate Bonds	—	95,084,320	—	95,084,320
Foreign Government Bonds	—	3,144,233	—	3,144,233
Loan Assignments	—	452,394	—	452,394
Mortgage-Backed Securities	—	66,674,742	—	66,674,742
Municipal Bond	—	743,124	—	743,124
U.S. Government & Federal Agencies	—	36,972,648	—	36,972,648
Total Long-Term Bonds	—	225,643,319	—	225,643,319
Common Stocks
Aerospace & Defense	4,475,814	2,004,455	—	6,480,269
Air Freight & Logistics	2,578,515	4,580,408	—	7,158,923
Automobile Components	—	3,513,863	—	3,513,863
Automobiles	—	1,692,567	—	1,692,567
Banks	17,295,783	1,972,961	—	19,268,744
Capital Markets	1,472,799	1,515,596	—	2,988,395
Construction & Engineering	—	2,140,308	—	2,140,308
Diversified Telecommunication Services	5,865,761	7,830,691	—	13,696,452
Food Products	—	5,579,094	—	5,579,094
Gas Utilities	—	4,181,788	—	4,181,788
Industrial Conglomerates	1,477,740	2,656,752	—	4,134,492
Insurance	8,816,598	6,892,372	—	15,708,970
Oil, Gas & Consumable Fuels	9,504,050	4,629,593	—	14,133,643
Personal Care Products	—	1,664,172	—	1,664,172
Pharmaceuticals	13,328,136	14,757,261	—	28,085,397
Technology Hardware, Storage & Peripherals	9,157,310	1,990,202	—	11,147,512
Tobacco	3,022,044	5,185,292	—	8,207,336
Wireless Telecommunication Services	—	1,524,958	—	1,524,958
All Other Industries	132,060,756	—	—	132,060,756
Total Common Stocks	209,055,306	74,312,333	—	283,367,639
Short-Term Investments
Affiliated Investment Company	3,573,348	—	—	3,573,348
Unaffiliated Investment Company	4,879,062	—	—	4,879,062
Total Short-Term Investments	8,452,410	—	—	8,452,410
Total Investments in Securities	217,507,716	299,955,652	—	517,463,368
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	67,292	—	67,292
Futures Contracts (b)	2,746,307	—	—	2,746,307
Total Other Financial Instruments	2,746,307	67,292	—	2,813,599
Total Investments in Securities and Other Financial Instruments	$ 220,254,023	$ 300,022,944	$ —	$ 520,276,967
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (643,070)	$ —	$ (643,070)
Futures Contracts (b)	(1,762,233)	—	—	(1,762,233)
Total Other Financial Instruments	$ (1,762,233)	$ (643,070)	$ —	$ (2,405,303)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.6%
Corporate Bonds 21.1%
Aerospace & Defense 0.6%
Boeing Co. (The)
3.25%, due 3/1/28	$ 585,000	$ 539,770
5.15%, due 5/1/30	250,000	251,563
Lockheed Martin Corp.
4.30%, due 6/15/62	135,000	122,824
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	275,000	325,371
Raytheon Technologies Corp.
3.125%, due 7/1/50	105,000	78,284
3.50%, due 3/15/27	275,000	265,937
		1,583,749
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	95,000	82,070
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	81,000	69,530
General Motors Financial Co., Inc.
2.40%, due 10/15/28	250,000	213,854
3.10%, due 1/12/32	167,000	136,073
4.35%, due 1/17/27	130,000	125,993
		545,450
Banks 5.2%
Bank of America Corp.
2.972%, due 7/21/52 (a)	525,000	353,255
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	230,000	196,072
5.08%, due 1/20/27 (a)	3,040,000	3,030,572
Barclays plc
5.25%, due 8/17/45	270,000	258,405
Citigroup, Inc.
2.561%, due 5/1/32 (a)	260,000	215,710
4.45%, due 9/29/27	1,085,000	1,052,122
4.65%, due 7/30/45	180,000	163,791
Cooperatieve Rabobank UA
5.25%, due 5/24/41	215,000	228,680
Credit Suisse Group AG
2.593%, due 9/11/25 (a)(c)	500,000	463,100
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	200,000	174,512
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	715,000	652,176
4.80%, due 7/8/44	420,000	390,003
HSBC Holdings plc (a)
7.336%, due 11/3/26	575,000	596,598

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc (a)
7.39%, due 11/3/28	$ 305,000	$ 324,622
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	870,000	781,673
4.26%, due 2/22/48	605,000	525,889
4.912%, due 7/25/33	305,000	303,153
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,182,424
Morgan Stanley
5.05%, due 1/28/27 (a)	75,000	74,791
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	55,000	54,693
6.296%, due 10/18/28 (a)	1,270,000	1,335,463
6.342%, due 10/18/33 (a)	375,000	409,571
State Street Corp.
5.82%, due 11/4/28 (a)	810,000	844,866
Wells Fargo & Co.
3.00%, due 4/22/26	525,000	495,907
4.75%, due 12/7/46	605,000	525,749
		14,633,797
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	525,000	562,835
Coca-Cola Co. (The)
2.60%, due 6/1/50	260,000	186,135
Constellation Brands, Inc.
3.60%, due 2/15/28	130,000	123,675
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	95,000	90,600
Molson Coors Beverage Co.
4.20%, due 7/15/46	95,000	77,685
PepsiCo, Inc.
3.625%, due 3/19/50	30,000	26,035
		1,066,965
Biotechnology 0.1%
Amgen, Inc.
3.375%, due 2/21/50	205,000	154,029
Gilead Sciences, Inc.
4.60%, due 9/1/35	215,000	212,926
		366,955
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	80,000	85,364

	Principal Amount	Value
Corporate Bonds
Chemicals 0.8%
Dow Chemical Co. (The)
2.10%, due 11/15/30	$ 145,000	$ 120,976
3.60%, due 11/15/50	65,000	48,581
DuPont de Nemours, Inc.
4.493%, due 11/15/25	470,000	469,277
Ecolab, Inc.
2.70%, due 11/1/26	275,000	260,675
LYB International Finance II BV
3.50%, due 3/2/27	275,000	262,895
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	35,540
Mosaic Co. (The)
4.05%, due 11/15/27	505,000	487,320
Nutrien Ltd.
5.875%, due 12/1/36	275,000	285,579
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	320,000	311,325
		2,282,168
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	95,000	91,354
Computers 0.6%
Apple, Inc.
4.50%, due 2/23/36	660,000	681,477
Dell International LLC
3.45%, due 12/15/51 (c)	95,000	61,831
5.25%, due 2/1/28	310,000	313,013
5.75%, due 2/1/33	180,000	181,108
HP, Inc.
6.00%, due 9/15/41	40,000	40,949
International Business Machines Corp.
3.50%, due 5/15/29	465,000	436,835
		1,715,213
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	275,000	266,074
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	96,548
		362,622
Diversified Financial Services 0.2%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	114,719
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	155,000	145,901

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
2.999%, due 1/22/32	$ 200,000	$ 160,516
Visa, Inc.
4.30%, due 12/14/45	210,000	202,061
		623,197
Electric 1.8%
AEP Texas, Inc.
5.25%, due 5/15/52	95,000	92,728
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	315,000	280,392
Commonwealth Edison Co.
3.65%, due 6/15/46	195,000	154,408
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	410,000	430,382
DTE Electric Co.
3.375%, due 3/1/25	215,000	209,153
Duke Energy Carolinas LLC
3.875%, due 3/15/46	365,000	297,962
Duke Energy Corp.
4.50%, due 8/15/32	95,000	91,846
5.00%, due 8/15/52	95,000	88,373
Entergy Louisiana LLC
4.20%, due 4/1/50	365,000	313,673
Florida Power & Light Co.
3.80%, due 12/15/42	175,000	148,782
MidAmerican Energy Co.
3.95%, due 8/1/47	400,000	341,374
Ohio Power Co.
Series G
6.60%, due 2/15/33	200,000	221,690
PPL Electric Utilities Corp.
3.95%, due 6/1/47	130,000	111,128
Public Service Electric and Gas Co.
2.70%, due 5/1/50	235,000	159,067
Sempra Energy
3.80%, due 2/1/38	275,000	236,845
Southern California Edison Co.
Series C
4.125%, due 3/1/48	275,000	227,370
Southern Co. (The)
4.40%, due 7/1/46	350,000	305,025
Virginia Electric and Power Co.
4.00%, due 1/15/43	410,000	346,351

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
3.30%, due 6/1/25	$ 885,000	$ 854,975
		4,911,524
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52 (c)	218,000	176,631
Environmental Control 0.2%
Republic Services, Inc.
3.20%, due 3/15/25	320,000	310,919
Waste Management, Inc.
3.15%, due 11/15/27	320,000	304,220
		615,139
Food 0.3%
General Mills, Inc.
4.20%, due 4/17/28	95,000	93,971
Kraft Heinz Foods Co.
4.375%, due 6/1/46	230,000	200,375
Kroger Co. (The)
2.20%, due 5/1/30	230,000	192,779
Sysco Corp.
3.25%, due 7/15/27	320,000	303,174
Tyson Foods, Inc.
5.10%, due 9/28/48	155,000	146,099
		936,398
Forest Products & Paper 0.2%
Fibria Overseas Finance Ltd.
5.50%, due 1/17/27	505,000	507,020
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	275,000	260,694
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	185,000	183,667
4.90%, due 11/30/46	290,000	298,226
Boston Scientific Corp.
4.70%, due 3/1/49	80,000	76,049
Medtronic, Inc.
4.625%, due 3/15/45	209,000	205,198
Stryker Corp.
3.65%, due 3/7/28	275,000	264,491
		1,027,631

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
Aetna, Inc.
6.625%, due 6/15/36	$ 275,000	$ 304,929
Elevance Health, Inc.
4.375%, due 12/1/47	320,000	284,912
HCA, Inc. (c)
3.625%, due 3/15/32	85,000	74,930
4.625%, due 3/15/52	170,000	141,149
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	320,000	311,289
UnitedHealth Group, Inc.
4.25%, due 4/15/47	315,000	281,237
		1,398,446
Home Builders 0.1%
PulteGroup, Inc.
5.50%, due 3/1/26	220,000	220,578
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	275,000	267,625
Kimberly-Clark Corp.
2.75%, due 2/15/26	275,000	264,959
		532,584
Insurance 0.7%
Allstate Corp. (The)
5.35%, due 6/1/33	275,000	282,634
American International Group, Inc.
6.25%, due 5/1/36	350,000	365,848
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	425,000	392,353
MetLife, Inc.
3.60%, due 11/13/25	815,000	797,357
Prudential Financial, Inc.
3.70%, due 3/13/51	135,000	102,135
3.935%, due 12/7/49	155,000	122,601
		2,062,928
Internet 0.2%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	134,304
Amazon.com, Inc.
3.875%, due 8/22/37	535,000	497,663
		631,967
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	325,000	344,480

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	$ 180,000	$ 165,297
Media 0.8%
Charter Communications Operating LLC
4.908%, due 7/23/25	445,000	440,559
5.75%, due 4/1/48	420,000	362,454
Comcast Corp.
3.40%, due 7/15/46	795,000	616,558
Discovery Communications LLC
3.95%, due 3/20/28	121,000	113,448
Fox Corp.
5.576%, due 1/25/49	86,000	82,175
Paramount Global
4.95%, due 1/15/31	352,000	324,763
Walt Disney Co. (The)
3.60%, due 1/13/51	204,000	165,756
		2,105,713
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	130,000	136,433
BHP Billiton Finance USA Ltd.
3.85%, due 9/30/23	5,000	4,971
Newmont Corp.
2.25%, due 10/1/30	125,000	105,008
2.60%, due 7/15/32	105,000	87,884
		334,296
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	135,000	113,921
Eaton Corp.
4.00%, due 11/2/32	275,000	261,524
General Electric Co.
4.125%, due 10/9/42	99,000	82,496
Parker-Hannifin Corp.
4.20%, due 11/21/34	95,000	90,137
		548,078
Oil & Gas 0.6%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	115,000	81,072
3.588%, due 4/14/27	315,000	304,830
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	130,000	135,885
ConocoPhillips Co.
5.95%, due 3/15/46	200,000	220,340

	Principal Amount	Value
Corporate Bonds
Oil & Gas
EOG Resources, Inc.
3.90%, due 4/1/35	$ 215,000	$ 197,011
Exxon Mobil Corp.
4.114%, due 3/1/46	215,000	193,681
Hess Corp.
7.125%, due 3/15/33	130,000	144,120
Phillips 66 Co.
4.68%, due 2/15/45 (c)	260,000	230,907
Shell International Finance BV
3.75%, due 9/12/46	325,000	274,241
		1,782,087
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,752
Pharmaceuticals 1.1%
AbbVie, Inc.
3.80%, due 3/15/25	185,000	181,982
4.70%, due 5/14/45	345,000	323,274
Allergan Funding SCS
3.80%, due 3/15/25	50,000	48,418
4.75%, due 3/15/45	25,000	20,086
AstraZeneca plc
6.45%, due 9/15/37	250,000	294,907
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	75,000	62,598
Cigna Group (The)
4.90%, due 12/15/48	185,000	174,088
CVS Health Corp.
3.75%, due 4/1/30	50,000	46,775
5.05%, due 3/25/48	340,000	318,072
Eli Lilly and Co.
3.95%, due 3/15/49	155,000	141,357
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	320,000	313,896
Johnson & Johnson
4.95%, due 5/15/33	315,000	340,985
Merck & Co., Inc.
3.70%, due 2/10/45	275,000	239,140
Mylan, Inc.
4.20%, due 11/29/23	80,000	79,138
5.20%, due 4/15/48	95,000	74,892
Pfizer, Inc.
4.00%, due 12/15/36	395,000	379,769
		3,039,377

	Principal Amount	Value
Corporate Bonds
Pipelines 0.9%
Enbridge, Inc.
4.50%, due 6/10/44	$ 275,000	$ 233,595
Energy Transfer LP
5.00%, due 5/15/50	200,000	170,706
Enterprise Products Operating LLC
3.70%, due 2/15/26	500,000	488,205
4.80%, due 2/1/49	260,000	238,491
Kinder Morgan, Inc.
4.30%, due 6/1/25	590,000	581,084
4.80%, due 2/1/33	240,000	231,558
5.45%, due 8/1/52	115,000	106,780
MPLX LP
4.95%, due 3/14/52	145,000	126,031
ONEOK, Inc.
5.20%, due 7/15/48	85,000	73,459
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	9,968
4.875%, due 5/15/48	150,000	135,156
Williams Cos., Inc. (The)
3.50%, due 10/15/51	65,000	46,173
		2,441,206
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	145,000	116,247
AvalonBay Communities, Inc.
2.90%, due 10/15/26	215,000	202,341
Crown Castle, Inc.
3.25%, due 1/15/51	95,000	65,403
ERP Operating LP
3.25%, due 8/1/27	275,000	258,257
Realty Income Corp.
4.65%, due 3/15/47	155,000	141,296
Simon Property Group LP
4.25%, due 11/30/46	260,000	211,221
		994,765
Retail 0.4%
Home Depot, Inc. (The)
2.375%, due 3/15/51	365,000	229,708
Lowe's Cos., Inc.
4.05%, due 5/3/47	185,000	149,308
McDonald's Corp.
4.20%, due 4/1/50	85,000	74,962
Starbucks Corp.
3.00%, due 2/14/32	260,000	230,527
Target Corp.
2.35%, due 2/15/30	185,000	162,756

	Principal Amount	Value
Corporate Bonds
Retail
Walmart, Inc.
4.30%, due 4/22/44	$ 340,000	$ 329,756
		1,177,017
Semiconductors 0.7%
Applied Materials, Inc.
5.10%, due 10/1/35	275,000	287,599
Broadcom, Inc.
4.926%, due 5/15/37 (c)	410,000	372,848
Intel Corp.
2.00%, due 8/12/31	338,000	278,411
4.75%, due 3/25/50	112,000	102,766
KLA Corp.
4.95%, due 7/15/52	105,000	104,072
NVIDIA Corp.
1.55%, due 6/15/28	460,000	405,432
2.00%, due 6/15/31	220,000	185,094
NXP BV
5.00%, due 1/15/33	75,000	73,536
QUALCOMM, Inc.
4.65%, due 5/20/35	115,000	116,069
		1,925,827
Software 1.1%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	75,000	71,968
Fiserv, Inc.
4.40%, due 7/1/49	105,000	89,710
Microsoft Corp.
2.921%, due 3/17/52	290,000	220,450
3.30%, due 2/6/27	240,000	235,443
Oracle Corp.
2.95%, due 5/15/25	2,100,000	2,021,788
4.00%, due 7/15/46	70,000	53,407
5.375%, due 7/15/40	210,000	201,052
Salesforce, Inc.
3.05%, due 7/15/61	65,000	44,605
		2,938,423
Telecommunications 0.9%
AT&T, Inc.
2.55%, due 12/1/33	507,000	407,806
3.50%, due 9/15/53	217,000	157,552
3.55%, due 9/15/55	261,000	187,348
Corning, Inc.
5.45%, due 11/15/79	30,000	27,625
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	275,000	336,102

	Principal Amount	Value
Corporate Bonds
Telecommunications
Telefonica Emisiones SA
4.895%, due 3/6/48	$ 150,000	$ 124,824
T-Mobile US, Inc.
3.40%, due 10/15/52	113,000	81,345
3.875%, due 4/15/30	430,000	403,475
Verizon Communications, Inc.
2.355%, due 3/15/32	128,000	105,011
3.00%, due 11/20/60	104,000	66,687
5.50%, due 3/16/47	470,000	472,808
Vodafone Group plc
4.25%, due 9/17/50	190,000	155,329
		2,525,912
Transportation 0.7%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	751,000	724,531
Canadian National Railway Co.
6.25%, due 8/1/34	275,000	309,987
CSX Corp.
3.35%, due 9/15/49	155,000	116,722
FedEx Corp.
2.40%, due 5/15/31	75,000	63,809
5.25%, due 5/15/50	75,000	73,462
Norfolk Southern Corp.
3.942%, due 11/1/47	156,000	127,787
Union Pacific Corp.
2.80%, due 2/14/32	180,000	158,050
3.50%, due 2/14/53	75,000	59,318
3.85%, due 2/14/72	40,000	31,474
United Parcel Service, Inc.
3.40%, due 11/15/46	505,000	403,265
		2,068,405
Total Corporate Bonds (Cost $66,956,583)		59,123,079
Foreign Government Bonds 2.7%
Canada 0.7%
Province of Ontario Canada
2.50%, due 4/27/26	1,205,000	1,150,873
Province of Quebec Canada
2.50%, due 4/20/26	820,000	784,467
		1,935,340
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	547,177

	Principal Amount	Value
Foreign Government Bonds
Mexico 1.0%
Mexico Government Bond
4.125%, due 1/21/26	$ 2,585,000	$ 2,543,390
4.875%, due 5/19/33	360,000	344,388
		2,887,778
Norway 0.1%
Equinor ASA
5.10%, due 8/17/40	405,000	417,478
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	730,368
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	599,400
Supranational 0.2%
European Investment Bank
2.375%, due 5/24/27	545,000	517,025
Total Foreign Government Bonds (Cost $8,231,520)		7,634,566
Mortgage-Backed Securities 1.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	278,112
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	151,212
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	278,259
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	286,772
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	277,575
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,859,741
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	276,254
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	292,121

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	$ 291,173	$ 279,218
Total Mortgage-Backed Securities (Cost $4,488,608)		3,979,264
U.S. Government & Federal Agencies 71.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.6%
FFCB
0.68%, due 1/13/27	1,125,000	996,095
5.30%, due 10/19/26	1,500,000	1,493,375
FHLMC
5.40%, due 2/24/26	700,000	698,205
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	32,788	30,952
2.50%, due 2/1/32	145,111	136,771
2.50%, due 2/1/33	133,385	125,257
2.50%, due 4/1/33	196,411	184,434
2.50%, due 6/1/33	27,630	25,943
2.50%, due 7/1/33	55,826	52,419
3.00%, due 9/1/27	62,325	60,622
3.00%, due 4/1/32	85,132	81,498
3.00%, due 6/1/32	22,043	21,084
3.00%, due 9/1/32	10,712	10,254
3.00%, due 10/1/32	47,704	45,666
3.00%, due 5/1/33	58,655	55,948
3.00%, due 9/1/33	44,361	42,314
3.50%, due 12/1/25	11,201	11,012
3.50%, due 5/1/33	48,781	47,557
3.50%, due 9/1/33	14,065	13,714
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	77,681	72,885
3.00%, due 11/1/37	40,358	37,865
3.00%, due 12/1/37	69,617	65,316
3.50%, due 2/1/37	73,102	70,546
3.50%, due 1/1/38	71,610	69,105
4.50%, due 5/1/38	38,962	38,838
5.50%, due 1/1/29	6,795	6,870
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	340,486	312,413
3.00%, due 12/1/46	23,021	21,045
3.00%, due 2/1/47	29,719	27,214
3.00%, due 3/1/47	133,158	121,888
3.00%, due 4/1/47	37,603	34,366
3.00%, due 1/1/48	242,865	221,504
3.00%, due 2/1/48	143,081	130,416
3.00%, due 3/1/48	129,638	118,204

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 4/1/48	$ 475,613	$ 431,922
3.00%, due 6/1/48	237,560	216,459
3.50%, due 6/1/43	103,553	98,861
3.50%, due 9/1/44	80,973	77,021
3.50%, due 8/1/45	123,560	116,781
3.50%, due 8/1/46	165,568	157,549
3.50%, due 8/1/47	15,342	14,484
3.50%, due 9/1/47	37,858	35,295
3.50%, due 11/1/47	84,831	80,084
3.50%, due 12/1/47	176,579	166,724
3.50%, due 1/1/48	17,233	16,220
3.50%, due 3/1/48	249,335	235,304
3.50%, due 5/1/48	77,680	73,308
3.50%, due 8/1/48	121,158	114,334
3.50%, due 9/1/48	97,906	92,270
3.50%, due 11/1/48	34,947	32,912
3.50%, due 12/1/48	96,886	91,485
4.00%, due 4/1/46	144,793	141,288
4.00%, due 5/1/46	45,669	44,568
4.00%, due 4/1/47	34,033	33,178
4.00%, due 6/1/47	84,284	82,157
4.00%, due 8/1/47	165,843	160,297
4.00%, due 10/1/47	40,064	38,718
4.00%, due 12/1/47	105,751	102,885
4.00%, due 1/1/48	32,440	31,692
4.00%, due 5/1/48	44,767	43,637
4.00%, due 9/1/48	164,266	159,381
4.00%, due 12/1/48	89,892	87,401
4.50%, due 9/1/46	9,164	9,154
4.50%, due 9/1/46	27,854	27,781
4.50%, due 10/1/46	68,714	68,691
4.50%, due 2/1/47	14,334	14,303
4.50%, due 11/1/47	17,561	17,522
4.50%, due 2/1/48	34,458	34,383
4.50%, due 4/1/48	40,842	40,750
4.50%, due 6/1/48	22,561	22,509
4.50%, due 7/1/48	84,876	84,533
4.50%, due 8/1/48	83,349	82,969
5.00%, due 9/1/38	33,404	34,152
5.00%, due 11/1/41	46,080	47,113
5.00%, due 3/1/47	101,901	103,264
5.00%, due 9/1/48	145,202	145,878
5.00%, due 1/1/49	56,617	57,475
5.50%, due 7/1/38	55,223	57,083
UMBS Pool, 20 Year
2.00%, due 1/1/41	2,163,175	1,864,771

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
2.00%, due 11/1/50	$ 2,305,606	$ 1,912,560
2.50%, due 5/1/50	2,102,335	1,830,861
2.50%, due 10/1/50	1,442,634	1,261,033
3.00%, due 3/1/52	1,083,811	985,558
4.00%, due 7/1/52	1,161,311	1,111,080
4.50%, due 1/1/49	110,502	109,942
		18,381,175
Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.8%
UMBS, 10 Year
3.00%, due 4/1/25	11,273	11,053
UMBS, 15 Year
1.50%, due 3/1/36	1,254,413	1,109,062
1.50%, due 7/1/36	1,817,707	1,598,640
2.00%, due 9/1/36	2,549,929	2,307,090
2.50%, due 10/1/27	74,905	72,084
2.50%, due 4/1/30	64,104	61,593
2.50%, due 10/1/31	97,707	92,144
2.50%, due 2/1/32	115,913	109,299
2.50%, due 2/1/32	125,328	117,560
2.50%, due 8/1/32	348,605	326,971
2.50%, due 3/1/33	148,728	139,492
2.50%, due 6/1/33	91,748	86,066
3.00%, due 11/1/31	79,231	75,766
3.00%, due 1/1/32	86,236	82,462
3.00%, due 6/1/32	58,817	56,244
3.00%, due 1/1/33	100,937	96,515
3.00%, due 2/1/33	123,269	117,390
3.00%, due 4/1/33	110,228	105,403
3.00%, due 5/1/33	157,016	150,152
3.00%, due 9/1/33	21,461	20,447
3.50%, due 5/1/26	13,684	13,426
3.50%, due 11/1/31	17,925	17,549
3.50%, due 5/1/33	40,148	39,100
3.50%, due 6/1/33	62,706	61,067
3.50%, due 7/1/33	30,276	29,485
3.50%, due 9/1/33	38,716	37,703
4.00%, due 5/1/24	9,677	9,674
4.00%, due 11/1/29	41,572	41,317
UMBS, 20 Year
3.00%, due 2/1/37	115,733	108,469
3.00%, due 1/1/38	223,667	209,631
4.00%, due 2/1/37	19,410	18,949
4.00%, due 8/1/38	117,448	114,367
5.00%, due 8/1/31	26,560	26,698
5.50%, due 8/1/27	26,694	26,963

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 8/1/50	$ 1,631,421	$ 1,353,299
2.00%, due 8/1/50	1,793,455	1,493,353
2.00%, due 9/1/50	2,125,843	1,764,004
2.00%, due 2/1/51	1,693,812	1,404,312
2.00%, due 3/1/51	1,859,586	1,556,414
2.00%, due 3/1/51	3,316,571	2,749,417
2.00%, due 5/1/51	2,073,269	1,718,586
2.00%, due 1/1/52	2,748,537	2,278,923
2.50%, due 4/1/46	25,269	22,164
2.50%, due 10/1/46	112,716	98,865
2.50%, due 11/1/50	1,764,934	1,522,931
2.50%, due 11/1/50	1,669,711	1,459,521
2.50%, due 6/1/51	3,390,539	2,926,687
2.50%, due 6/1/51	2,268,366	1,986,512
2.50%, due 4/1/52	923,587	814,380
3.00%, due 9/1/42	466,777	430,497
3.00%, due 3/1/43	1,367,261	1,260,975
3.00%, due 12/1/43	551,943	508,115
3.00%, due 10/1/44	358,723	330,857
3.00%, due 10/1/46	51,760	47,311
3.00%, due 12/1/46	597,884	549,502
3.00%, due 2/1/47	94,700	86,596
3.00%, due 8/1/47	496,592	455,534
3.00%, due 11/1/47	82,368	75,123
3.00%, due 6/1/48	49,774	45,256
3.00%, due 11/1/52	1,739,290	1,560,954
3.50%, due 5/1/45	428,157	404,891
3.50%, due 9/1/45	28,368	26,783
3.50%, due 12/1/45	74,312	70,160
3.50%, due 12/1/45	200,944	191,709
3.50%, due 1/1/46	139,953	132,326
3.50%, due 1/1/46	114,820	108,574
3.50%, due 4/1/46	45,518	42,975
3.50%, due 9/1/46	255,404	241,211
3.50%, due 10/1/46	115,049	108,620
3.50%, due 10/1/46	42,223	39,857
3.50%, due 1/1/47	86,692	82,182
3.50%, due 7/1/47	18,487	17,454
3.50%, due 7/1/47	107,629	102,634
3.50%, due 10/1/47	65,153	61,414
3.50%, due 11/1/47	215,636	203,062
3.50%, due 11/1/47	91,535	85,966
3.50%, due 11/1/47	248,013	233,999
3.50%, due 12/1/47	17,792	16,809
3.50%, due 8/1/48	114,131	107,481
3.50%, due 9/1/48	144,313	135,866
3.50%, due 2/1/49	273,204	257,001

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 6/1/49	$ 3,143	$ 2,951
3.50%, due 10/1/52	638,498	593,330
4.00%, due 8/1/44	118,338	115,815
4.00%, due 2/1/45	95,909	93,508
4.00%, due 9/1/45	18,805	18,334
4.00%, due 5/1/46	82,352	80,273
4.00%, due 9/1/46	33,187	32,356
4.00%, due 9/1/46	40,002	38,959
4.00%, due 2/1/47	17,505	17,067
4.00%, due 4/1/47	6,913	6,732
4.00%, due 5/1/47	51,301	50,031
4.00%, due 5/1/47	40,982	39,913
4.00%, due 6/1/47	159,928	156,281
4.00%, due 10/1/47	17,146	16,699
4.00%, due 11/1/47	16,736	16,301
4.00%, due 12/1/47	38,849	37,640
4.00%, due 1/1/48	93,112	90,588
4.00%, due 1/1/48	17,496	17,004
4.00%, due 1/1/48	101,263	98,188
4.00%, due 2/1/48	49,851	48,122
4.00%, due 6/1/48	214,863	208,682
4.00%, due 7/1/48	117,494	114,114
4.00%, due 7/1/48	39,180	38,015
4.00%, due 7/1/48	194,984	189,258
4.00%, due 8/1/48	30,760	29,795
4.00%, due 9/1/48	122,084	118,572
4.00%, due 9/1/48	29,762	28,885
4.00%, due 10/1/48	20,904	20,302
4.00%, due 11/1/48	52,621	51,108
4.00%, due 1/1/49	42,364	41,083
4.50%, due 7/1/46	17,990	17,961
4.50%, due 12/1/46	26,579	26,516
4.50%, due 4/1/47	255,247	253,109
4.50%, due 5/1/47	6,923	6,901
4.50%, due 7/1/47	114,669	113,373
4.50%, due 7/1/47	28,644	28,550
4.50%, due 8/1/47	1,394	1,382
4.50%, due 2/1/48	111,748	110,955
4.50%, due 4/1/48	17,047	16,966
4.50%, due 4/1/48	9,640	9,606
4.50%, due 4/1/48	33,139	33,001
4.50%, due 5/1/48	64,370	64,119
4.50%, due 6/1/48	38,124	37,990
4.50%, due 8/1/48	68,110	67,592
4.50%, due 10/1/48	23,811	23,705
4.50%, due 9/1/49	317,615	315,691
4.50%, due 11/1/52	1,136,308	1,114,319

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 6/1/39	$ 79,026	$ 80,708
5.00%, due 6/1/40	18,885	19,288
5.00%, due 7/1/47	35,788	36,149
5.00%, due 1/1/48	55,343	55,970
5.00%, due 4/1/48	27,268	27,609
5.00%, due 5/1/48	38,457	38,776
5.00%, due 9/1/48	29,217	29,739
5.00%, due 2/1/53	495,422	494,058
5.50%, due 6/1/36	25,934	26,735
5.50%, due 5/1/44	52,212	53,883
5.50%, due 9/1/48	78,422	80,248
		44,255,698
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
GNMA I, Single Family, 30 Year
3.00%, due 6/15/45	13,805	12,858
3.00%, due 10/15/45	8,447	7,883
3.00%, due 5/15/48	60,301	55,546
3.50%, due 3/15/45	6,660	6,472
3.50%, due 4/15/45	14,384	13,978
3.50%, due 5/15/48	26,187	24,905
4.00%, due 8/15/46	26,181	25,347
4.00%, due 11/15/47	55,254	52,736
4.00%, due 7/15/49	55,996	53,382
4.50%, due 8/15/46	49,475	49,736
4.50%, due 2/15/47	2,856	2,868
4.50%, due 4/15/47	22,353	22,514
4.50%, due 8/15/47	90,145	91,620
4.50%, due 8/15/47	124,215	125,056
5.00%, due 4/15/47	21,134	21,733
5.00%, due 12/15/47	18,602	18,899
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	4,850,751	4,139,544
2.50%, due 4/20/47	27,278	24,410
2.50%, due 5/20/51	4,963,467	4,380,545
3.00%, due 11/20/45	264,579	246,057
3.00%, due 8/20/46	88,210	81,655
3.00%, due 9/20/46	47,141	43,664
3.00%, due 10/20/46	296,058	274,149
3.00%, due 1/20/47	344,295	318,172
3.00%, due 5/20/47	60,199	55,633
3.00%, due 12/20/47	178,576	164,571
3.00%, due 2/20/48	196,111	180,693
3.00%, due 3/20/48	232,004	213,710
3.00%, due 9/20/51	1,441,461	1,317,753
3.50%, due 11/20/42	108,398	102,285
3.50%, due 9/20/44	147,686	140,760

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
3.50%, due 11/20/45	$ 164,634	$ 156,568
3.50%, due 7/20/46	16,992	16,160
3.50%, due 10/20/46	18,082	17,197
3.50%, due 11/20/46	220,426	209,859
3.50%, due 1/20/47	249,432	237,493
3.50%, due 5/20/47	181,015	172,636
3.50%, due 9/20/47	179,921	171,549
3.50%, due 10/20/47	323,142	307,079
3.50%, due 12/20/47	160,738	152,826
3.50%, due 7/20/48	87,453	83,062
3.50%, due 10/20/48	92,025	87,448
4.00%, due 12/20/46	15,291	14,913
4.00%, due 1/20/47	114,528	111,702
4.00%, due 2/20/47	27,614	26,931
4.00%, due 3/20/47	20,298	19,810
4.00%, due 4/20/47	43,514	42,455
4.00%, due 5/20/47	36,780	35,907
4.00%, due 7/20/47	14,491	14,147
4.00%, due 11/20/47	180,124	175,845
4.00%, due 12/20/47	39,383	38,448
4.00%, due 4/20/48	133,964	130,742
4.00%, due 5/20/48	59,668	58,012
4.00%, due 6/20/48	24,969	24,250
4.00%, due 8/20/48	168,880	164,557
4.00%, due 9/20/48	90,470	87,801
4.00%, due 3/20/49	22,842	22,208
4.50%, due 8/20/46	52,506	53,074
4.50%, due 4/20/47	41,436	41,654
4.50%, due 11/20/47	38,093	38,070
4.50%, due 1/20/48	88,685	88,604
4.50%, due 3/20/48	37,349	37,322
4.50%, due 5/20/48	30,600	30,553
4.50%, due 6/20/48	50,114	50,006
4.50%, due 8/20/48	98,992	98,698
5.00%, due 8/20/45	66,000	67,735
5.00%, due 11/20/46	41,626	42,756
5.00%, due 11/20/47	37,605	38,242
5.00%, due 3/20/48	22,203	22,648
5.00%, due 6/20/48	46,358	47,051
		15,505,152
United States Treasury Bonds 4.1%
U.S. Treasury Bonds
2.75%, due 8/15/47	235,000	195,335
2.75%, due 11/15/47	300,000	249,586
2.875%, due 11/15/46	140,000	119,301
2.875%, due 5/15/49	250,000	213,926

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
3.00%, due 2/15/47	$ 815,000	$ 709,209
3.00%, due 5/15/47	575,000	500,407
3.00%, due 2/15/48	1,950,000	1,700,918
3.00%, due 8/15/48	715,000	624,368
3.00%, due 2/15/49	845,000	739,705
3.00%, due 8/15/52	870,000	764,241
3.125%, due 5/15/48	1,525,000	1,361,062
3.375%, due 11/15/48	550,000	514,465
4.00%, due 11/15/52	3,550,000	3,767,437
		11,459,960
United States Treasury Notes 39.4%
U.S. Treasury Notes
0.125%, due 8/31/23	3,000,000	2,943,984
0.125%, due 10/15/23	6,825,000	6,658,907
0.125%, due 1/15/24	700,000	675,281
0.125%, due 2/15/24	400,000	384,406
0.25%, due 11/15/23	3,000,000	2,917,617
0.25%, due 3/15/24	1,400,000	1,343,180
0.25%, due 5/15/24	1,300,000	1,239,672
0.25%, due 6/15/24	300,000	285,281
0.25%, due 5/31/25	1,850,000	1,707,059
0.25%, due 6/30/25	200,000	184,336
0.25%, due 8/31/25	150,000	137,408
0.375%, due 10/31/23	1,500,000	1,463,320
0.375%, due 4/15/24	1,000,000	957,148
0.375%, due 7/15/24	400,000	379,938
0.375%, due 8/15/24	1,250,000	1,183,887
0.50%, due 11/30/23	500,000	486,270
0.50%, due 8/31/27	800,000	697,312
0.875%, due 1/31/24	1,825,000	1,767,327
1.00%, due 7/31/28	525,000	458,883
1.125%, due 2/29/28	400,000	355,234
1.125%, due 8/31/28	1,330,000	1,167,854
1.25%, due 3/31/28	200,000	178,391
1.25%, due 4/30/28	475,000	422,917
1.25%, due 5/31/28	3,900,000	3,467,801
1.25%, due 6/30/28	1,200,000	1,065,094
1.25%, due 9/30/28	485,000	427,975
1.50%, due 2/29/24	1,650,000	1,603,787
1.50%, due 1/31/27	325,000	299,203
1.75%, due 6/30/24	2,875,000	2,781,787
1.75%, due 7/31/24	2,100,000	2,028,141
1.875%, due 8/31/24	650,000	627,936
1.875%, due 2/28/27	475,000	443,216
1.875%, due 2/28/29	1,710,000	1,553,495
2.00%, due 4/30/24	4,035,000	3,924,195

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.00%, due 5/31/24	$ 1,400,000	$ 1,360,734
2.125%, due 7/31/24	150,000	145,594
2.25%, due 3/31/24	1,000,000	976,914
2.375%, due 3/31/29	1,550,000	1,447,010
2.375%, due 5/15/29	825,000	769,731
2.50%, due 4/30/24	300,000	293,391
2.50%, due 5/31/24	200,000	195,516
2.50%, due 3/31/27	300,000	286,523
2.625%, due 12/31/23	150,000	147,750
2.625%, due 4/15/25	500,000	485,898
2.625%, due 7/31/29	700,000	662,047
2.75%, due 7/31/23	275,000	273,185
2.75%, due 5/15/25	500,000	486,875
2.75%, due 6/30/25	275,000	267,631
2.75%, due 7/31/27	775,000	746,361
2.75%, due 5/31/29	675,000	643,333
2.875%, due 9/30/23	2,875,000	2,849,956
2.875%, due 10/31/23	2,300,000	2,276,461
2.875%, due 11/30/23	600,000	592,805
2.875%, due 5/31/25	300,000	292,863
2.875%, due 6/15/25	750,000	732,305
2.875%, due 4/30/29	400,000	384,047
3.00%, due 7/31/24	1,500,000	1,472,695
3.125%, due 8/15/25	3,175,000	3,115,345
3.125%, due 8/31/29	1,490,000	1,450,364
3.25%, due 8/31/24	1,600,000	1,575,750
3.25%, due 6/30/29	1,275,000	1,250,048
3.50%, due 9/15/25	1,575,000	1,559,927
3.50%, due 1/31/28	1,075,000	1,069,373
3.50%, due 1/31/30	1,810,000	1,802,647
3.50%, due 2/15/33	1,650,000	1,652,578
3.625%, due 3/31/28	500,000	500,820
3.875%, due 3/31/25	250,000	249,238
3.875%, due 1/15/26	500,000	500,156
3.875%, due 9/30/29	2,325,000	2,363,145
3.875%, due 11/30/29	1,425,000	1,449,659
4.00%, due 12/15/25	2,500,000	2,509,766
4.00%, due 2/15/26	1,000,000	1,004,141
4.00%, due 2/29/28	500,000	509,023
4.00%, due 10/31/29	1,520,000	1,556,634
4.00%, due 2/28/30	3,000,000	3,079,219
4.125%, due 1/31/25	500,000	499,863
4.125%, due 10/31/27	960,000	978,412
4.25%, due 9/30/24	3,125,000	3,121,460
4.25%, due 10/15/25	5,300,000	5,340,992
4.375%, due 10/31/24	1,200,000	1,201,406
4.50%, due 11/30/24	1,000,000	1,003,906

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.50%, due 11/15/25	$ 3,000,000	$ 3,044,297
4.625%, due 2/28/25	250,000	252,432
4.625%, due 3/15/26	3,500,000	3,579,844
		110,228,312
Total U.S. Government & Federal Agencies (Cost $208,026,171)		199,830,297
Total Long-Term Bonds (Cost $287,702,882)		270,567,206

	Shares
Exchange-Traded Fund 2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	59,881	6,563,556
Total Exchange-Traded Fund (Cost $6,032,777)		6,563,556
Total Investments (Cost $293,735,659)	98.9%	277,130,762
Other Assets, Less Liabilities	1.1	3,028,018
Net Assets	100.0%	$ 280,158,780

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	67	June 2023	$ 7,193,237	$ 7,337,024	$ 143,787
U.S. Treasury 10 Year Notes	60	June 2023	6,734,574	6,895,312	160,738
U.S. Treasury 10 Year Ultra Bonds	36	June 2023	4,230,562	4,361,062	130,500
U.S. Treasury Long Bonds	99	June 2023	12,440,440	12,984,469	544,029
U.S. Treasury Ultra Bonds	11	June 2023	1,514,397	1,552,375	37,978
Total Long Contracts					1,017,032

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 2 Year Notes	(41)	June 2023	$ (8,378,988)	$ (8,464,578)	$ (85,590)
Net Unrealized Appreciation					$ 931,442

1.	As of March 31, 2023, cash in the amount of $856,762 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 59,123,079	$ —	$ 59,123,079
Foreign Government Bonds	—	7,634,566	—	7,634,566
Mortgage-Backed Securities	—	3,979,264	—	3,979,264
U.S. Government & Federal Agencies	—	199,830,297	—	199,830,297
Total Long-Term Bonds	—	270,567,206	—	270,567,206
Exchange-Traded Fund	6,563,556	—	—	6,563,556
Total Investments in Securities	6,563,556	270,567,206	—	277,130,762
Other Financial Instruments
Futures Contracts (b)	1,017,032	—	—	1,017,032
Total Investments in Securities and Other Financial Instruments	$ 7,580,588	$ 270,567,206	$ —	$ 278,147,794
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (85,590)	$ —	$ —	$ (85,590)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 93.0%
Bonds 70.9%
Affiliated Investment Company 3.2%
IQ Ultra Short Duration ETF (a)	191,608	$ 9,101,380
Bank Loan Funds 10.9%
Invesco Senior Loan ETF (b)	622,786	12,953,949
SPDR Blackstone Senior Loan ETF (b)	429,480	17,806,241
		30,760,190
Convertible Bond Funds 8.3%
iShares Convertible Bond ETF (b)	68,485	4,973,381
SPDR Bloomberg Convertible Securities ETF	274,752	18,427,616
		23,400,997
Emerging Bonds—Local Currency Funds 1.7%
SPDR Bloomberg Emerging Markets Local Bond ETF	92,481	1,962,447
VanEck J.P. Morgan EM Local Currency Bond ETF (b)	111,314	2,810,678
		4,773,125
Floating Rate—Investment Grade Funds 4.6%
iShares Floating Rate Bond ETF (b)	192,225	9,686,218
SPDR Bloomberg Investment Grade Floating Rate ETF	112,291	3,417,015
		13,103,233
High Yield Corporate Bond Funds 2.4%
iShares iBoxx High Yield Corporate Bond ETF (b)	49,004	3,702,252
SPDR Bloomberg High Yield Bond ETF (b)	22,753	2,111,934
Xtrackers USD High Yield Corporate Bond ETF (b)	29,867	1,037,878
		6,852,064
Investment Grade Corporate Bond Funds 19.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1,429	72,393
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,690	294,851
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	401,514	20,292,517
Vanguard Intermediate-Term Corporate Bond ETF	4,374	350,882
Vanguard Short-Term Corporate Bond ETF (c)	443,194	33,784,679
		54,795,322
Mortgage-Backed Security Funds 0.2%
iShares MBS ETF	4,168	394,835
SPDR Portfolio Mortgage-Backed Bond ETF	2,937	65,143
Vanguard Mortgage-Backed Securities ETF	5,077	236,334
		696,312
U.S. Medium Term Treasury Bond Funds 9.1%
iShares 3-7 Year Treasury Bond ETF (b)	81,206	9,553,886
Schwab Intermediate-Term U.S. Treasury ETF (b)	118,944	5,998,346
Vanguard Intermediate-Term Treasury ETF (b)	170,587	10,228,396
		25,780,628

	Shares	Value
Bonds
U.S. Ultra Short Term Bond Funds 11.1%
Goldman Sachs Access Treasury 0-1 Year ETF (b)	76,090	$ 7,619,653
Invesco Treasury Collateral ETF	81,360	8,585,921
iShares Short Treasury Bond ETF (b)	67,329	7,439,854
SPDR Bloomberg 1-3 Month T-Bill ETF	84,390	7,748,690
		31,394,118
Total Bonds (Cost $206,462,454)		200,657,369
Equities 21.8%
BRIC Equity Funds 1.1%
iShares MSCI China ETF	56,412	2,814,395
SPDR S&P China ETF	4,972	409,195
		3,223,590
Emerging Equity Funds 5.7%
iShares Core MSCI Emerging Markets ETF	95,904	4,679,156
iShares MSCI Emerging Markets Min Vol Factor ETF	112,555	6,142,126
Schwab Emerging Markets Equity ETF	23,554	577,544
Vanguard FTSE Emerging Markets ETF	119,079	4,810,792
		16,209,618
Emerging Small Cap Equity Fund 1.6%
SPDR S&P Emerging Markets SmallCap ETF	87,811	4,447,627
Europe Equity Funds 0.5%
iShares Core MSCI Europe ETF (b)	3,423	179,297
JPMorgan BetaBuilders Europe ETF (b)	7,254	387,218
Vanguard FTSE Europe ETF (b)	12,182	742,493
		1,309,008
International Equity Core Funds 2.7%
iShares Core MSCI EAFE ETF	54,946	3,673,140
Vanguard FTSE Developed Markets ETF	91,835	4,148,187
		7,821,327
U.S. Large Cap Core Funds 3.8%
Energy Select Sector SPDR Fund	27,601	2,286,191
Financial Select Sector SPDR Fund	67,409	2,167,200
Health Care Select Sector SPDR Fund (b)	16,205	2,097,899
iShares MSCI USA Quality Factor ETF	10,636	1,319,555
Vanguard Energy ETF (b)	4,103	468,686
Vanguard Financials ETF (b)	7,371	574,127
Vanguard Health Care ETF	7,472	1,781,773
		10,695,431
U.S. Large Cap Growth Funds 2.7%
Schwab U.S. Large-Cap Growth ETF (b)	15,985	1,041,743

	Shares	Value
Equities
U.S. Large Cap Growth Funds
Vanguard Growth ETF	20,868	$ 5,205,314
Vanguard Mega Cap Growth ETF (b)	3,534	722,738
Vanguard Russell 1000 Growth ETF	11,272	708,896
		7,678,691
U.S. Momentum Fund 0.7%
iShares MSCI USA Momentum Factor ETF	13,696	1,904,292
U.S. Small Cap Growth Funds 3.0%
iShares Russell 2000 Growth ETF (b)	14,019	3,179,790
SPDR S&P 600 Small Cap Growth ETF	10,811	797,311
Vanguard Small-Cap Growth ETF (b)	20,639	4,466,486
		8,443,587
Total Equities (Cost $59,416,502)		61,733,171
Real Estate 0.3%
U.S. REITS Funds 0.3%
Fidelity MSCI Real Estate Index ETF (b)	1,440	35,871
iShares Core U.S. REIT ETF	970	48,888
Vanguard Real Estate ETF (b)	10,107	839,285
Total Real Estate (Cost $1,001,488)		924,044
Total Exchange-Traded Funds (Cost $266,880,444)		263,314,584
Exchange-Traded Note 0.0% ‡
Volatility 0.0% ‡
Volatility 0.0% ‡
iPath S&P 500 VIX Short-Term Futures ETN (d)	892	40,060
Total Exchange-Traded Note (Cost $38,968)		40,060
Exchange-Traded Vehicles 6.9%
Commodities 4.4%
Gold Funds 3.1%
abrdn Physical Gold Shares ETF (b)(d)	32,134	606,369
Graniteshares Gold Trust (d)	11,687	228,013
iShares Gold Trust (d)	175,086	6,542,964
SPDR Gold MiniShares Trust (b)(d)	36,118	1,412,575
		8,789,921
Silver Funds 1.3%
abrdn Physical Silver Shares ETF (d)	13,602	314,342

	Shares	Value
Commodities
Silver Funds
iShares Silver Trust (d)	149,503	$ 3,307,006
		3,621,348
Total Commodities (Cost $11,383,577)		12,411,269
Currency 2.5%
U.S. Dollar Fund 2.5%
Invesco DB U.S. Dollar Index Bullish Fund	257,896	7,190,141
Total Exchange-Traded Vehicles (Cost $18,251,990)		19,601,410

Short-Term Investments 25.5%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 4.20% (e)	418,654	418,654
Unaffiliated Investment Companies 25.3%
Goldman Sachs Financial Square Government Fund, 4.82% (e)(f)	20,000,000	20,000,000
Invesco Government and Agency Portfolio, 4.81% (e)(f)	36,700,327	36,700,327
RBC U.S. Government Money Market Fund, 4.83% (e)(f)	15,000,000	15,000,000
Total Unaffiliated Investment Companies (Cost $71,700,327)		71,700,327
Total Short-Term Investments (Cost $72,118,981)		72,118,981
Total Investments (Cost $357,290,383)	125.4%	355,075,035
Other Assets, Less Liabilities	(25.4)	(71,851,889)
Net Assets	100.0%	$ 283,223,146

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $77,037,032; the total market value of collateral held by the Portfolio was $78,605,282. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,904,955. The Portfolio received cash collateral with a value of $71,700,327.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps contracts.
(d)	Non-income producing security.
(e)	Current yield as of March 31, 2023.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Ultra Short Duration ETF	$ 9,690	$ 731	$ (1,331)	$ (10)	$ 21	$ 9,101	$ 65	$ —	192
MainStay U.S. Government Liquidity Fund	67	7,791	(7,439)	—	—	419	7	—	419
	$9,757	$8,522	$(8,770)	$(10)	$21	$9,520	$72	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Physical Gold Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	30	$ —
Morgan Stanley & Co.	abrdn Physical Gold Shares ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	30	—
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	16	—
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	16	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/4/24	Overnight	(301)	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.065%	9/16/24	Monthly	(301)	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	115	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	115	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	2	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	109	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	109	—
Bank of America Merrill Lynch	FlexShares Morningstar Global Upstream Natural Resources Index Fund	Federal Funds Composite Interest Rate	9/4/24	Overnight	(297)	—
Morgan Stanley & Co.	FlexShares Morningstar Global Upstream Natural Resources Index Fund	Federal Fund Rate minus 1.08%	9/16/24	Monthly	(297)	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	378	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	378	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	11	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	11	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	106	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	106	—
Bank of America Merrill Lynch	Industrial Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/4/24	Overnight	(280)	—
Morgan Stanley & Co.	Industrial Select Sector SPDR Fund	Federal Fund Rate minus 0.15%	9/16/24	Monthly	(280)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco DB U.S. Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	361	$ —
Morgan Stanley & Co.	Invesco DB U.S. Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	361	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	642	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	642	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	426	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	426	—
Bank of America Merrill Lynch	Invesco Variable Rate Preferred ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(1,608)	—
Morgan Stanley & Co.	Invesco Variable Rate Preferred ETF	Federal Fund Rate minus 21.58%	9/16/24	Monthly	(1,608)	—
Bank of America Merrill Lynch	iPath S&P 500 VIX Short-Term Futures ETN	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	2	—
Morgan Stanley & Co.	iPath S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	454	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	454	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(1,073)	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate minus 1.13%	9/16/24	Monthly	(1,073)	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(153)	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(153)	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	474	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	474	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	4	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	4	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	250	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	250	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	185	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	185	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	235	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	235	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	9	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	9	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	2	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	480	$ —
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	480	—
Bank of America Merrill Lynch	iShares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	329	—
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	329	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	15	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	15	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	186	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	186	—
Bank of America Merrill Lynch	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(2,069)	—
Morgan Stanley & Co.	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(2,069)	—
Bank of America Merrill Lynch	iShares MBS ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	20	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	20	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	141	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	141	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(404)	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate minus 3.13%	9/16/24	Monthly	(404)	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	309	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	309	—
Bank of America Merrill Lynch	iShares MSCI Global Min Vol Factor ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(1,751)	—
Morgan Stanley & Co.	iShares MSCI Global Min Vol Factor ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,751)	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(682)	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate minus 0.98%	9/16/24	Monthly	(682)	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	96	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	96	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	66	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	66	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(587)	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate minus 2.28%	9/16/24	Monthly	(587)	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	160	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	160	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(45)	$ —
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.73%	9/16/24	Monthly	(45)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(31)	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate minus 2.03%	9/16/24	Monthly	(31)	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	374	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	374	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	166	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	166	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(1,064)	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,064)	—
Bank of America Merrill Lynch	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	1,006	—
Morgan Stanley & Co.	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,006	—
Bank of America Merrill Lynch	iShares U.S. Industrials ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(24)	—
Morgan Stanley & Co.	iShares U.S. Industrials ETF	Federal Fund Rate minus 9.78%	9/16/24	Monthly	(24)	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	19	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	19	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(505)	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate minus 2.28%	9/16/24	Monthly	(505)	—
Bank of America Merrill Lynch	Schwab Emerging Markets Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	29	—
Morgan Stanley & Co.	Schwab Emerging Markets Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	29	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	302	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	302	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(118)	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate minus 12.53%	9/16/24	Monthly	(118)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	52	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	52	—
Bank of America Merrill Lynch	Schwab U.S. TIPS ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(668)	—
Morgan Stanley & Co.	Schwab U.S. TIPS ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(668)	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	883	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	883	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	384	$ —
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	384	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	914	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	914	—
Bank of America Merrill Lynch	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	99	—
Morgan Stanley & Co.	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	99	—
Bank of America Merrill Lynch	SPDR Bloomberg High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	106	—
Morgan Stanley & Co.	SPDR Bloomberg High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	106	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	172	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	172	—
Bank of America Merrill Lynch	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(624)	—
Morgan Stanley & Co.	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Fund Rate minus 1.03%	9/16/24	Monthly	(624)	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(32)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 2.53%	9/16/24	Monthly	(32)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	71	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	71	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(30)	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(30)	—
Bank of America Merrill Lynch	SPDR Portfolio Mortgage Backed Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	3	—
Morgan Stanley & Co.	SPDR Portfolio Mortgage Backed Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3	—
Bank of America Merrill Lynch	SPDR S&P 600 Small Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	40	—
Morgan Stanley & Co.	SPDR S&P 600 Small Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	40	—
Bank of America Merrill Lynch	SPDR S&P China ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	21	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	21	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	224	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	224	—
Bank of America Merrill Lynch	SPDR S&P Global Natural Resources ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(151)	—
Morgan Stanley & Co.	SPDR S&P Global Natural Resources ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(151)	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/4/24	Overnight	(315)	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate minus 0.117%	9/16/24	Monthly	(315)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	141	$ —
Morgan Stanley & Co.	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	141	—
Bank of America Merrill Lynch	Vanguard Consumer Discretionary ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(89)	—
Morgan Stanley & Co.	Vanguard Consumer Discretionary ETF	Federal Fund Rate minus 2.68%	9/16/24	Monthly	(89)	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(453)	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(453)	—
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	24	—
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	24	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	29	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	29	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(267)	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Fund Rate minus 1.13%	9/16/24	Monthly	(267)	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	209	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	209	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	242	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	242	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	37	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	37	—
Bank of America Merrill Lynch	Vanguard Global ex-U.S. Real Estate ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(252)	—
Morgan Stanley & Co.	Vanguard Global ex-U.S. Real Estate ETF	Federal Fund Rate minus 0.83%	9/16/24	Monthly	(252)	—
Bank of America Merrill Lynch	Vanguard Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	262	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	262	—
Bank of America Merrill Lynch	Vanguard Health Care ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	90	—
Morgan Stanley & Co.	Vanguard Health Care ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	90	—
Morgan Stanley & Co.	Vanguard Industrials ETF	Federal Fund Rate minus 3.33%	9/16/24	Monthly	(153)	—
Bank of America Merrill Lynch	Vanguard Information Technology ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(105)	—
Morgan Stanley & Co.	Vanguard Information Technology ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(105)	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	18	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	18	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	507	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	507	$ —
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(23)	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 0.68%	9/16/24	Monthly	(23)	—
Bank of America Merrill Lynch	Vanguard Mega Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	36	—
Morgan Stanley & Co.	Vanguard Mega Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	36	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	12	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	12	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	42	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	42	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	36	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	36	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	1,675	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,675	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	225	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	225	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	Federal Funds Composite Interest Rate	9/4/24	Overnight	(98)	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(98)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Overnight	52	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	52	—
						$ —

1.	As of March 31, 2023, cash in the amount $280,188 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2023.

Abbreviation(s):
BRIC—Brazil, Russia, India and China
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
FTSE—Financial Times Stock Exchange

MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
VIX—CBOE Volatility Index
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 263,314,584	$ —	$ —	$ 263,314,584
Exchange-Traded Note	40,060	—	—	40,060
Exchange-Traded Vehicles	19,601,410	—	—	19,601,410
Short-Term Investments
Affiliated Investment Company	418,654	—	—	418,654
Unaffiliated Investment Companies	71,700,327	—	—	71,700,327
Total Short-Term Investments	72,118,981	—	—	72,118,981
Total Investments in Securities	$ 355,075,035	$ —	$ —	$ 355,075,035

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 39.0%
Asset-Backed Securities 2.6%
Automobile Asset-Backed Securities 0.7%
ACC Auto Trust
Series 2022-A, Class A
4.58%, due 7/15/26 (a)	$ 330,176	$ 324,988
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	342,630	333,314
Carvana Auto Receivables Trust
Series 2021-P4, Class A2
0.82%, due 4/10/25	178,354	177,174
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	640,188
Series 2019-1A, Class E
5.20%, due 1/15/26 (a)	485,000	483,006
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B
0.87%, due 1/15/26 (a)	363,077	358,856
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	152,739	147,903
Series 2021-2, Class B
0.889%, due 12/26/28	345,377	332,925
LAD Auto Receivables Trust (a)
Series 2021-1A, Class A
1.30%, due 8/17/26	293,211	284,559
Series 2022-1A, Class A
5.21%, due 6/15/27	1,080,570	1,074,227
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	886,087	855,638
Series 2023-1A, Class A2
6.92%, due 8/15/28	529,000	529,594
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	703,006	687,973
Series 2022-B, Class A2
5.587%, due 8/16/32	290,385	290,058
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	175,287	168,273
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,630,000	1,580,635
Tesla Auto Lease Trust (a)
Series 2021-B, Class A3
0.60%, due 9/22/25	503,000	480,851

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Tesla Auto Lease Trust (a)
Series 2021-B, Class B
0.91%, due 9/22/25	$ 258,000	$ 244,311
Tricolor Auto Securitization Trust
Series 2022-1A, Class A
3.30%, due 2/18/25 (a)	82,648	81,897
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	741,000	731,977
		9,808,347
Collateralized Debt Obligations (Commercial Real Estate Collateralized Debt Obligations) 0.0% ‡
VMC Finance LLC
Series 2021-HT1, Class A
6.411% (1 Month LIBOR + 1.65%), due 1/18/37 (a)(b)	595,954	577,587
Credit Card Asset-Backed Security 0.1%
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	886,000	886,315
Other Asset-Backed Securities 1.8%
Affirm Asset Securitization Trust
Series 2021-B, Class A
1.03%, due 8/17/26 (a)	721,000	689,344
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,100,464
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	300,958	269,954
ARES LX CLO Ltd.
Series 2021-60A, Class A
5.915% (3 Month LIBOR + 1.12%), due 7/18/34 (a)(b)	322,000	313,184
CBAM Ltd. (a)(b)
Series 2019-11RA, Class A1
5.988% (3 Month LIBOR + 1.18%), due 1/20/35	1,569,000	1,527,034
Series 2019-11RA, Class B
6.558% (3 Month LIBOR + 1.75%), due 1/20/35	400,456	377,694
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	955,105	842,932
Series 2021-1A, Class B1
1.98%, due 3/15/61	361,238	314,571
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,261,838	1,261,067
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,909,972	2,909,934

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CIFC Funding Ltd. (a)(b)
Series 2021-7A, Class A1
5.945% (3 Month LIBOR + 1.13%), due 1/23/35	$ 483,000	$ 471,046
Series 2021-7A, Class B
6.415% (3 Month LIBOR + 1.60%), due 1/23/35	323,837	311,514
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2, Class C
4.41%, due 10/15/26 (a)	157,108	156,320
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	461,642	456,635
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	882,349
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	886,645	849,923
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
5.958% (3 Month LIBOR + 1.15%), due 4/20/34 (a)(b)	485,000	474,064
FREED ABS Trust
Series 2022-3FP, Class A
4.50%, due 8/20/29 (a)	221,545	221,064
HPS Loan Management Ltd.
Series 2021-16A, Class B
6.515% (3 Month LIBOR + 1.70%), due 1/23/35 (a)(b)	310,367	296,727
Libra Solutions LLC (a)
Series 2022-1A, Class A
4.75%, due 5/15/34	292,244	287,826
Series 2022-2A, Class A
6.85%, due 10/15/34	325,029	324,029
LL ABS Trust
Series 2022-2A, Class A
6.63%, due 5/15/30 (a)	296,695	295,393
Logan CLO II Ltd.
Series 2021-2A, Class A
5.958% (3 Month LIBOR + 1.15%), due 1/20/35 (a)(b)	761,109	740,358
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	437,916
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	574,477	516,758
Series 2020-PLS1, Class A
3.844%, due 12/25/25	219,474	204,858
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	803,901	725,231

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
5.958% (3 Month LIBOR + 1.15%), due 10/20/34 (a)(b)	$ 454,000	$ 441,177
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	420,226	405,987
Regatta XXIII Funding Ltd. (a)(b)
Series 2021-4A, Class A1
5.958% (3 Month LIBOR + 1.15%), due 1/20/35	1,413,000	1,378,545
Series 2021-4A, Class B
6.508% (3 Month LIBOR + 1.70%), due 1/20/35	343,955	330,373
Theorem Funding Trust
Series 2021-1A, Class A
1.21%, due 12/15/27 (a)	324,115	320,214
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
5.968% (3 Month LIBOR + 1.16%), due 7/20/34 (a)(b)	448,000	433,934
Upstart Securitization Trust (a)
Series 2021-4, Class A
0.84%, due 9/20/31	239,408	233,680
Series 2021-5, Class A
1.31%, due 11/20/31	170,890	166,345
Series 2022-1, Class A
3.12%, due 3/20/32	805,531	785,627
Series 2022-2, Class A
4.37%, due 5/20/32	1,132,903	1,112,809
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	1,091,000	981,712
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	596,626
VCAT LLC
Series 2021-NPL1, Class A1
2.289%, due 12/26/50 (a)(c)	154,699	147,607
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	272,869	258,764
		25,851,589
Total Asset-Backed Securities (Cost $38,443,982)		37,123,838
Corporate Bonds 8.0%
Aerospace & Defense 0.0% ‡
General Dynamics Corp.
3.50%, due 4/1/27	456,000	440,945

	Principal Amount	Value
Corporate Bonds
Banks 2.8%
Bank of America Corp. (d)
Series U
5.20%, due 6/1/23 (e)	$ 443,000	$ 429,433
6.204%, due 11/10/28	1,776,000	1,856,598
Series X
6.25%, due 9/5/24 (e)	1,172,000	1,144,165
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (b)	3,042,000	2,445,093
BNP Paribas SA (a)
2.591%, due 1/20/28 (d)	728,000	653,630
5.125% (1 Year Treasury Constant Maturity Rate + 1.45%), due 1/13/29 (b)	1,374,000	1,376,814
Citigroup, Inc. (d)
3.887%, due 1/10/28	2,060,000	1,968,206
Series D
5.35%, due 5/15/23 (e)	537,000	517,829
Series P
5.95%, due 5/15/25 (e)	584,000	544,256
Series M
6.30%, due 5/15/24 (e)	123,000	116,850
Commonwealth Bank of Australia
3.784%, due 3/14/32 (a)	1,307,000	1,099,029
Cooperatieve Rabobank UA
5.564% (1 Year Treasury Constant Maturity Rate + 1.40%), due 2/28/29 (a)(b)	1,986,000	1,999,320
Deutsche Bank AG (d)
3.547%, due 9/18/31	266,000	218,167
7.079%, due 2/10/34	702,000	651,051
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,399,000	2,329,437
JPMorgan Chase & Co. (d)
2.956%, due 5/13/31	1,316,000	1,137,566
Series HH
4.60%, due 2/1/25 (e)	466,000	433,380
Series FF
5.00%, due 8/1/24 (e)	441,000	423,404
5.717%, due 9/14/33	2,323,000	2,379,586
Mitsubishi UFJ Financial Group, Inc. (b)
4.788% (1 Year Treasury Constant Maturity Rate + 1.70%), due 7/18/25	931,000	921,845
5.441% (1 Year Treasury Constant Maturity Rate + 1.63%), due 2/22/34	718,000	725,500
Morgan Stanley
1.593%, due 5/4/27 (d)	685,000	613,871
2.188%, due 4/28/26 (d)	1,231,000	1,154,996
2.484%, due 9/16/36 (d)	1,965,000	1,492,808
2.943%, due 1/21/33 (d)	1,008,000	853,939
4.35%, due 9/8/26	898,000	874,702
5.05%, due 1/28/27 (d)	404,000	402,872
5.123%, due 2/1/29 (d)	907,000	914,205
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	346,000	344,068

	Principal Amount	Value
Corporate Bonds
Banks
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	$ 1,708,000	$ 1,372,803
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,834,000	1,842,475
PNC Financial Services Group, Inc. (The) (d)
5.068%, due 1/24/34 (f)	860,000	848,400
6.037%, due 10/28/33	808,000	850,163
State Street Corp.
4.821%, due 1/26/34 (d)(f)	407,000	404,756
Sumitomo Mitsui Financial Group, Inc.
5.71%, due 1/13/30	1,696,000	1,751,150
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (b)	1,471,000	1,135,370
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	948,684
		39,176,421
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	425,852
Biotechnology 0.3%
Amgen, Inc.
5.15%, due 3/2/28	1,068,000	1,090,451
5.25%, due 3/2/30	851,000	870,387
5.25%, due 3/2/33	550,000	565,070
CSL Finance plc (a)
3.85%, due 4/27/27	364,000	354,751
4.05%, due 4/27/29	753,000	726,457
Illumina, Inc.
5.80%, due 12/12/25	707,000	713,530
Royalty Pharma plc
3.55%, due 9/2/50	899,000	619,708
		4,940,354
Commercial Services 0.2%
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	595,743
Global Payments, Inc.
2.15%, due 1/15/27	651,000	576,530
4.80%, due 4/1/26	629,000	616,106
GXO Logistics, Inc. (f)
1.65%, due 7/15/26	885,000	778,282
2.65%, due 7/15/31	135,000	105,008
		2,671,669

	Principal Amount	Value
Corporate Bonds
Computers 0.1%
Leidos, Inc.
2.30%, due 2/15/31	$ 250,000	$ 202,858
5.75%, due 3/15/33	832,000	850,338
		1,053,196
Cosmetics & Personal Care 0.1%
Haleon US Capital LLC
3.375%, due 3/24/27	753,000	713,913
3.375%, due 3/24/29	480,000	442,832
		1,156,745
Diversified Financial Services 0.3%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	589,666
Air Lease Corp.
1.875%, due 8/15/26	1,020,000	903,643
American Express Co.
4.989%, due 5/26/33 (d)	1,032,000	1,017,645
Rocket Mortgage LLC (a)
2.875%, due 10/15/26	741,000	663,195
3.875%, due 3/1/31	729,000	604,443
		3,778,592
Electric 0.3%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,325,000	1,370,550
Duke Energy Corp.
4.30%, due 3/15/28	920,000	902,022
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	810,964
Exelon Corp.
5.15%, due 3/15/28	639,000	650,129
5.30%, due 3/15/33	1,023,000	1,040,762
		4,774,427
Electronics 0.3%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,230,713
4.90%, due 6/15/28	672,000	667,863
6.10%, due 3/15/33	2,155,000	2,175,464
		4,074,040
Food 0.2%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	873,178
JBS USA LUX SA (a)
3.00%, due 5/15/32	795,000	622,652
3.625%, due 1/15/32 (f)	551,000	456,762
5.50%, due 1/15/30	1,130,000	1,078,743

	Principal Amount	Value
Corporate Bonds
Food
Mondelez International, Inc.
2.75%, due 4/13/30	$ 80,000	$ 71,037
		3,102,372
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28 (a)	1,026,000	1,026,457
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc. (a)
5.65%, due 11/15/27	1,359,000	1,404,689
5.857%, due 3/15/30	1,624,000	1,699,020
5.905%, due 11/22/32	1,364,000	1,452,419
		4,556,128
Healthcare-Services 0.6%
Centene Corp.
2.45%, due 7/15/28	1,025,000	891,750
3.00%, due 10/15/30	1,079,000	908,605
4.25%, due 12/15/27	3,132,000	3,017,494
Elevance Health, Inc.
4.75%, due 2/15/33	1,194,000	1,199,996
HCA, Inc.
3.625%, due 3/15/32 (a)	663,000	584,455
5.375%, due 9/1/26	220,000	220,784
5.625%, due 9/1/28	310,000	313,601
5.875%, due 2/15/26	286,000	290,235
5.875%, due 2/1/29	459,000	468,925
UnitedHealth Group, Inc.
5.25%, due 2/15/28	598,000	621,817
		8,517,662
Insurance 0.3%
Athene Global Funding (a)
2.646%, due 10/4/31	1,875,000	1,488,866
2.717%, due 1/7/29	1,235,000	1,052,924
Brown & Brown, Inc.
4.20%, due 3/17/32	369,000	331,753
4.95%, due 3/17/52	1,071,000	915,300
Prudential Financial, Inc.
3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (b)	1,486,000	1,210,450
		4,999,293
Investment Companies 0.1%
Ares Capital Corp.
2.875%, due 6/15/27 (f)	970,000	832,166

	Principal Amount	Value
Corporate Bonds
Investment Companies
OWL Rock Core Income Corp.
4.70%, due 2/8/27	$ 163,000	$ 147,210
7.75%, due 9/16/27 (a)(f)	973,000	958,537
		1,937,913
Media 0.0% ‡
Fox Corp.
4.03%, due 1/25/24	429,000	424,333
Oil & Gas 0.2%
EQT Corp.
5.678%, due 10/1/25	1,066,000	1,062,804
5.70%, due 4/1/28	459,000	458,502
Southwestern Energy Co.
4.75%, due 2/1/32	716,000	632,221
		2,153,527
Pipelines 0.4%
Enbridge, Inc.
5.70%, due 3/8/33	709,000	737,462
Energy Transfer LP
4.95%, due 6/15/28	116,000	115,196
5.55%, due 2/15/28	880,000	893,600
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	670,000	636,140
Kinder Morgan, Inc.
5.20%, due 6/1/33	1,303,000	1,294,525
Venture Global Calcasieu Pass LLC
6.25%, due 1/15/30 (a)	1,375,000	1,385,313
		5,062,236
Real Estate Investment Trusts 0.2%
Agree LP
2.00%, due 6/15/28	684,000	579,631
2.60%, due 6/15/33 (f)	513,000	404,311
2.90%, due 10/1/30	473,000	401,955
Equinix, Inc.
2.15%, due 7/15/30	623,000	509,399
GLP Capital LP
5.30%, due 1/15/29	86,000	82,057
5.375%, due 4/15/26	381,000	369,741
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,037,688
		3,384,782
Retail 0.1%
Lowe's Cos., Inc.
5.15%, due 7/1/33	1,334,000	1,346,719

	Principal Amount	Value
Corporate Bonds
Semiconductors 0.6%
Analog Devices, Inc.
2.95%, due 4/1/25	$ 676,000	$ 653,339
Broadcom, Inc. (a)
2.60%, due 2/15/33	726,000	569,315
3.137%, due 11/15/35	1,460,000	1,122,827
3.469%, due 4/15/34	1,173,000	963,364
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	718,896
4.875%, due 6/22/28	883,000	867,115
Microchip Technology, Inc.
2.67%, due 9/1/23	1,514,000	1,492,762
Micron Technology, Inc.
6.75%, due 11/1/29	617,000	655,452
TSMC Arizona Corp.
3.875%, due 4/22/27	916,000	899,560
		7,942,630
Software 0.3%
Fiserv, Inc.
5.45%, due 3/2/28	1,105,000	1,128,607
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,428,276
3.875%, due 2/15/31	1,122,000	998,692
4.00%, due 11/15/29	104,000	94,890
Workday, Inc.
3.50%, due 4/1/27	483,000	462,118
		4,112,583
Telecommunications 0.0% ‡
AT&T, Inc.
3.65%, due 9/15/59	105,000	75,032
Toys, Games & Hobbies 0.2%
Hasbro, Inc.
3.90%, due 11/19/29	2,072,000	1,886,341
5.10%, due 5/15/44	320,000	279,389
6.35%, due 3/15/40	269,000	271,740
		2,437,470
Total Corporate Bonds (Cost $120,984,550)		113,571,378
Mortgage-Backed Securities 8.2%
Agency (Collateralized Mortgage Obligations) 0.1%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	542,100	496,561

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	$ 762,202	$ 698,442
		1,195,003
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
5.564% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(b)	699,152	678,508
BBCMS Mortgage Trust
Series 2017-DELC, Class A
5.659% (1 Month LIBOR + 0.975%), due 8/15/36 (a)(b)	495,000	489,997
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	825,159
BPR Trust
Series 2022-OANA, Class A
6.725% (1 Month SOFR + 1.898%), due 4/15/37 (a)(b)	1,896,000	1,821,726
BX Commercial Mortgage Trust (a)(b)
Series 2021-VINO, Class A
5.336% (1 Month LIBOR + 0.652%), due 5/15/38	1,119,000	1,074,782
Series 2021-VOLT, Class B
5.634% (1 Month LIBOR + 0.95%), due 9/15/36	937,000	888,830
Series 2019-XL, Class A
5.862% (1 Month SOFR + 1.034%), due 10/15/36	1,332,207	1,317,092
Series 2020-VKNG, Class A
5.872% (1 Month SOFR + 1.044%), due 10/15/37	183,076	178,971
Series 2019-XL, Class B
6.022% (1 Month SOFR + 1.194%), due 10/15/36	411,400	403,750
Series 2021-VOLT, Class D
6.334% (1 Month LIBOR + 1.65%), due 9/15/36	984,000	924,780
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	238,327
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	472,849
Series 2022-FOX2, Class A2
5.576% (1 Month SOFR + 0.749%), due 4/15/39 (b)	1,185,990	1,128,436
Series 2021-LBA, Class AJV
5.742% (1 Month SOFR + 0.914%), due 2/15/36 (b)	1,118,000	1,065,317
Series 2021-LBA, Class AV
5.742% (1 Month SOFR + 0.914%), due 2/15/36 (b)	1,122,000	1,069,128
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	362,553
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
5.584% (1 Month LIBOR + 0.90%), due 11/15/37	1,480,384	1,442,281

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class B
5.984% (1 Month LIBOR + 1.30%), due 11/15/37	$ 657,621	$ 637,805
Series 2020-ICE5, Class C
6.334% (1 Month LIBOR + 1.65%), due 11/15/37	660,570	639,837
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
5.664% (1 Month LIBOR + 0.98%), due 5/15/36	1,555,131	1,539,397
Series 2019-ICE4, Class C
6.114% (1 Month LIBOR + 1.43%), due 5/15/36	332,173	326,293
CSMC Trust
Series 2021-WEHO, Class A
8.654% (1 Month LIBOR + 3.969%), due 4/15/23 (a)(b)	725,331	699,268
Extended Stay America Trust
Series 2021-ESH, Class A
5.765% (1 Month LIBOR + 1.08%), due 7/15/38 (a)(b)	527,144	510,946
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
5.975% (1 Month SOFR + 1.148%), due 12/15/36	695,000	679,677
Series 2019-WOLF, Class B
6.275% (1 Month SOFR + 1.448%), due 12/15/36	303,000	294,793
Series 2019-WOLF, Class C
6.574% (1 Month SOFR + 1.747%), due 12/15/36	337,000	327,236
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2020-ACE, Class A
3.287%, due 1/10/37	1,235,000	1,163,841
Series 2020-ACE, Class B
3.64%, due 1/10/37	840,000	775,469
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
5.641% (1 Month SOFR + 0.814%), due 3/15/38	2,072,101	2,010,349
Series 2021-BMR, Class C
6.041% (1 Month SOFR + 1.214%), due 3/15/38	908,264	862,680
Series 2022-BMR2, Class A1
6.122% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,203,459
Series 2022-BMR2, Class B
6.621% (1 Month SOFR + 1.794%), due 5/15/39	357,000	345,365
Med Trust (a)(b)
Series 2021-MDLN, Class A
5.635% (1 Month LIBOR + 0.95%), due 11/15/38	290,138	279,255
Series 2021-MDLN, Class E
7.835% (1 Month LIBOR + 3.15%), due 11/15/38	1,258,262	1,180,236
MHC Commercial Mortgage Trust (a)(b)
Series 2021-MHC, Class A
5.485% (1 Month LIBOR + 0.801%), due 4/15/38	1,662,744	1,607,636
Series 2021-MHC, Class C
6.035% (1 Month LIBOR + 1.351%), due 4/15/38	938,912	896,553

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SMRT
Series 2022-MINI, Class A
5.828% (1 Month SOFR + 1.00%), due 1/15/39 (a)(b)	$ 1,975,000	$ 1,898,568
SREIT Trust
Series 2021-MFP, Class A
5.415% (1 Month LIBOR + 0.731%), due 11/15/38 (a)(b)	136,000	130,245
TPI Re-REMIC Trust (a)
Series 2022-FRR1, Class AK33
(zero coupon), due 7/25/46	480,000	470,280
Series 2022-FRR1, Class AK34
(zero coupon), due 7/25/46	395,000	387,001
Series 2022-FRR1, Class AK35
(zero coupon), due 8/25/46	536,000	522,128
VASA Trust
Series 2021-VASA, Class A
5.584% (1 Month LIBOR + 0.90%), due 7/15/39 (a)(b)	525,000	487,392
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
5.834% (1 Month LIBOR + 1.15%), due 2/15/40 (a)(b)	349,064	329,900
		34,588,095
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, Single Family, 15 Year (g)
2.50%, due 4/25/38 TBA	1,574,310	1,461,095
3.00%, due 4/25/38 TBA	1,070,515	1,014,815
3.50%, due 4/25/38 TBA	4,102,000	3,965,160
4.00%, due 4/25/38 TBA	4,025,000	3,961,166
UMBS, Single Family, 30 Year (g)
3.00%, due 4/25/53 TBA	2,255,926	2,024,151
3.50%, due 4/25/53 TBA	6,671	6,199
4.50%, due 4/25/53 TBA	1,505,957	1,475,530
5.00%, due 4/25/53 TBA	2,475,969	2,469,392
		16,377,508
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.8%
GNMA II, Single Family, 30 Year (g)
2.50%, due 4/15/53 TBA	9,378,010	8,252,649
3.00%, due 4/15/53 TBA	4,165,000	3,793,704
3.50%, due 4/15/53 TBA	8,761,939	8,213,975
4.00%, due 4/15/53 TBA	3,120,650	3,004,369
4.50%, due 4/15/53 TBA	1,844,638	1,816,880
5.00%, due 4/15/53 TBA	1,144,836	1,146,267
		26,227,844
Whole Loan (Collateralized Mortgage Obligations) 2.7%
Angel Oak Mortgage Trust (a)(h)
Series 2020-3, Class A2
2.41%, due 4/25/65	193,501	177,296

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Angel Oak Mortgage Trust (a)(h)
Series 2019-5, Class A1
2.593%, due 10/25/49	$ 92,241	$ 88,618
Series 2019-6, Class A1
2.62%, due 11/25/59	80,359	77,345
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (h)	1,819,445	1,536,507
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (b)	910,466	829,851
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.76% (SOFR 30A + 1.20%), due 2/25/50 (a)(b)	915,785	826,429
CIM Trust
Series 2021-NR1, Class A1
2.569%, due 7/25/55 (a)(c)	464,574	444,384
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1
1.506%, due 4/27/65	68,659	63,562
Series 2020-2, Class A1
1.853%, due 3/25/65	16,034	15,761
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
6.21% (SOFR 30A + 1.65%), due 12/25/41	612,000	579,126
Series 2022-R05, Class 2M1
6.46% (SOFR 30A + 1.90%), due 4/25/42	587,791	586,598
Series 2022-R04, Class 1M1
6.56% (SOFR 30A + 2.00%), due 3/25/42	536,709	537,034
Series 2022-R03, Class 1M1
6.66% (SOFR 30A + 2.10%), due 3/25/42	1,245,995	1,243,669
Series 2019-R07, Class 1M2
6.945% (1 Month LIBOR + 2.10%), due 10/25/39	49,290	49,440
Series 2023-R01, Class 1M1
6.968% (SOFR 30A + 2.40%), due 12/25/42	1,620,797	1,624,396
Series 2019-R03, Class 1M2
6.995% (1 Month LIBOR + 2.15%), due 9/25/31	38,504	38,504
Series 2022-R09, Class 2M1
7.068% (SOFR 30A + 2.50%), due 9/25/42	1,231,989	1,233,796
Series 2022-R08, Class 1M1
7.11% (SOFR 30A + 2.55%), due 7/25/42	331,873	333,973
Series 2019-R02, Class 1M2
7.145% (1 Month LIBOR + 2.30%), due 8/25/31	12,398	12,398
Series 2018-R07, Class 1M2
7.245% (1 Month LIBOR + 2.40%), due 4/25/31	72,623	72,623
Series 2022-R06, Class 1M1
7.31% (SOFR 30A + 2.75%), due 5/25/42	404,213	410,681
Series 2022-R02, Class 2M2
7.56% (SOFR 30A + 3.00%), due 1/25/42	706,000	669,840

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2022-R05, Class 2M2
7.56% (SOFR 30A + 3.00%), due 4/25/42	$ 521,000	$ 507,984
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA7, Class M1
5.41% (SOFR 30A + 0.85%), due 11/25/41	710,294	699,485
Series 2021-HQA4, Class M1
5.51% (SOFR 30A + 0.95%), due 12/25/41	1,287,927	1,240,754
Series 2022-DNA2, Class M1A
5.86% (SOFR 30A + 1.30%), due 2/25/42	276,902	274,148
Series 2022-DNA3, Class M1A
6.56% (SOFR 30A + 2.00%), due 4/25/42	260,692	260,692
Series 2020-DNA6, Class M2
6.56% (SOFR 30A + 2.00%), due 12/25/50	849,491	850,037
Series 2022-HQA1, Class M1A
6.66% (SOFR 30A + 2.10%), due 3/25/42	544,935	544,934
Series 2022-DNA6, Class M1A
6.71% (SOFR 30A + 2.15%), due 9/25/42	211,732	212,286
Series 2021-HQA1, Class M2
6.81% (SOFR 30A + 2.25%), due 8/25/33	1,395,000	1,342,861
Series 2022-HQA3, Class M1A
6.86% (SOFR 30A + 2.30%), due 8/25/42	379,931	380,879
Series 2022-DNA5, Class M1A
7.51% (SOFR 30A + 2.95%), due 6/25/42	814,154	828,164
Series 2020-HQA2, Class M2
7.945% (1 Month LIBOR + 3.10%), due 3/25/50	265,194	271,745
FHLMC STACR Trust
Series 2019-DNA4, Class M2
6.795% (1 Month LIBOR + 1.95%), due 10/25/49 (a)(b)	16,577	16,536
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2021-DNA2, Class M2
6.86% (SOFR 30A + 2.30%), due 8/25/33	616,401	607,167
Series 2020-HQA5, Class M2
7.16% (SOFR 30A + 2.60%), due 11/25/50	944,260	945,147
Series 2022-HQA2, Class M1A
7.21% (SOFR 30A + 2.65%), due 7/25/42	422,954	427,910
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(h)	1,344,577	1,135,485
FNMA (b)
Series 2021-R02, Class 2M2
6.56% (SOFR 30A + 2.00%), due 11/25/41 (a)	1,891,000	1,753,903
Series 2015-C01, Class 1M2
9.145% (1 Month LIBOR + 4.30%), due 2/25/25	237,105	244,498
Series 2014-C04, Class 1M2
9.745% (1 Month LIBOR + 4.90%), due 11/25/24	41,837	43,585
Series 2015-C03, Class 1M2
9.845% (1 Month LIBOR + 5.00%), due 7/25/25	202,036	211,233

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GCAT Trust
Series 2022-INV1, Class A1
3.00%, due 12/25/51 (a)(h)	$ 2,412,937	$ 2,037,706
Mello Mortgage Capital Acceptance (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	413,053	334,267
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (h)	1,642,244	1,386,862
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (b)	651,006	597,365
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (b)	808,343	739,580
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(h)	141,295	135,463
OBX Trust (a)(h)
Series 2021-INV3, Class A3
2.50%, due 10/25/51	398,558	322,536
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,835,075	1,549,706
Series 2022-INV1, Class A18
3.00%, due 12/25/51	778,322	639,774
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(h)	976,329	824,502
PRPM LLC (a)(c)
Series 2021-9, Class A1
2.363%, due 10/25/26	776,545	733,190
Series 2021-10, Class A1
2.487%, due 10/25/26	911,395	840,421
Series 2020-4, Class A1
2.951%, due 10/25/25	558,721	544,799
Series 2022-2, Class A1
5.00%, due 3/25/27	1,404,590	1,376,059
RCKT Mortgage Trust
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (a)(b)	585,946	532,442
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	173,291	148,103
Series 2020-2, Class A19
3.50%, due 3/25/50 (h)	60,984	53,912
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	6,689	6,591
Series 2020-SH1, Class A2
2.624%, due 1/28/50	37,500	36,951

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
UWM Mortgage Trust (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	$ 318,966	$ 258,126
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (b)	781,044	712,539
		38,062,158
Total Mortgage-Backed Securities (Cost $120,153,185)		116,450,608
U.S. Government & Federal Agencies 20.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.4%
FHLMC Gold Pools, Other
3.00%, due 6/1/43	9,981	9,094
3.50%, due 7/1/42	22,934	21,721
3.50%, due 8/1/42	25,403	24,058
3.50%, due 8/1/42	23,063	21,845
3.50%, due 2/1/43	118,968	112,695
3.50%, due 2/1/44	171,972	163,045
3.50%, due 1/1/47	47,977	45,492
4.50%, due 5/1/44	325,866	325,352
4.50%, due 3/1/50	462,743	447,057
UMBS Pool, 15 Year
2.50%, due 12/1/33	805,555	759,628
2.50%, due 11/1/34	148,422	138,665
2.50%, due 11/1/34	205,103	191,478
3.00%, due 5/1/31	678,168	651,259
3.00%, due 9/1/32	153,939	147,202
3.00%, due 10/1/32	55,192	52,732
3.00%, due 1/1/33	92,740	88,687
3.00%, due 10/1/34	92,180	87,538
3.00%, due 10/1/34	200,468	190,340
UMBS Pool, 30 Year
2.50%, due 8/1/50	66,703	58,595
2.50%, due 8/1/50	23,770	20,881
2.50%, due 9/1/50	123,451	108,446
2.50%, due 6/1/51	1,230,916	1,078,053
2.50%, due 11/1/51	907,245	793,341
2.50%, due 1/1/52	152,080	132,719
2.50%, due 1/1/52	253,024	221,212
2.50%, due 2/1/52	366,598	319,114
2.50%, due 3/1/52	55,125	47,958
3.00%, due 1/1/45	101,637	93,649
3.00%, due 4/1/47	13,649	12,425
3.00%, due 8/1/49	55,696	50,466
3.00%, due 12/1/49	57,403	52,043
3.00%, due 12/1/49	127,621	115,637
3.00%, due 2/1/52	203,925	184,982

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
3.00%, due 2/1/52	$ 154,640	$ 140,474
3.00%, due 3/1/52	219,790	199,627
3.50%, due 12/1/44	345,013	329,065
3.50%, due 7/1/46	87,510	82,739
3.50%, due 9/1/47	207,463	195,704
3.50%, due 12/1/47	699,574	660,681
3.50%, due 2/1/48	160,067	151,167
3.50%, due 3/1/50	3,053	2,860
3.50%, due 4/1/52	76,115	71,720
3.50%, due 4/1/52	66,568	62,724
3.50%, due 4/1/52	237,623	223,362
3.50%, due 4/1/52	231,856	217,941
3.50%, due 4/1/52	208,685	195,348
3.50%, due 6/1/52	1,033,078	969,400
3.50%, due 6/1/52	429,713	404,902
3.50%, due 7/1/52	3,754,459	3,523,046
3.50%, due 8/1/52	682,802	640,716
4.00%, due 3/1/47	26,670	26,002
4.00%, due 3/1/48	115,012	112,974
4.00%, due 4/1/48	1,896	1,842
4.00%, due 4/1/48	173,687	170,175
4.00%, due 5/1/48	362,911	352,623
4.00%, due 11/1/48	32,619	31,681
4.00%, due 12/1/48	395,856	382,691
4.00%, due 3/1/50	399,174	387,109
4.00%, due 6/1/50	639,405	621,948
4.00%, due 10/1/50	117,531	113,533
4.00%, due 7/1/52	353,634	338,570
4.00%, due 8/1/52	401,637	384,250
4.00%, due 9/1/52	933,489	893,726
4.50%, due 3/1/48	115,675	114,775
4.50%, due 12/1/48	172,018	173,466
4.50%, due 6/1/49	25,645	25,561
4.50%, due 7/1/49	228,346	227,104
4.50%, due 7/1/49	39,214	38,989
4.50%, due 8/1/49	196,213	195,207
4.50%, due 1/1/50	38,567	38,285
4.50%, due 1/1/50	132,637	131,868
4.50%, due 9/1/50	1,158,782	1,150,780
4.50%, due 3/1/52	17,910	17,566
4.50%, due 8/1/52	868,844	852,299
4.50%, due 8/1/52	3,963,950	3,888,465
4.50%, due 8/1/52	1,680,162	1,650,375
4.50%, due 10/1/52	552,867	549,518
5.00%, due 9/1/48	8,467	8,526
5.00%, due 8/1/52	894,752	909,956
5.00%, due 10/1/52	22,460	22,543

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
5.00%, due 10/1/52	$ 740,611	$ 745,883
5.00%, due 10/1/52	1,142,630	1,150,763
5.00%, due 3/1/53	320,849	320,378
5.00%, due 3/1/53	57,468	57,384
5.50%, due 9/1/52	583,566	605,747
5.50%, due 11/1/52	2,553,607	2,619,993
6.00%, due 4/1/40	352,960	372,724
		34,524,164
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.6%
FNMA, Other
3.00%, due 2/1/43	13,276	12,248
3.00%, due 5/1/43	68,470	62,489
3.00%, due 2/1/57	809,323	728,227
3.00%, due 6/1/57	12,734	11,459
3.50%, due 8/1/56	978,669	914,212
4.50%, due 6/1/45	117,289	117,104
4.50%, due 7/1/50	993,002	960,918
5.00%, due 7/1/44	196,801	200,132
UMBS, 15 Year
2.50%, due 11/1/34	199,783	186,528
3.00%, due 10/1/34	84,724	80,445
3.00%, due 11/1/34	19,498	18,517
3.00%, due 12/1/34	20,285	19,264
UMBS, 30 Year
2.50%, due 8/1/50	136,123	119,578
2.50%, due 8/1/50	3,998,762	3,501,918
2.50%, due 1/1/52	806,661	703,271
2.50%, due 2/1/52	3,962,664	3,449,386
2.50%, due 3/1/52	590,265	514,389
2.50%, due 3/1/52	1,606,044	1,397,229
2.50%, due 3/1/52	46,127	40,255
2.50%, due 3/1/52	133,515	116,156
2.50%, due 3/1/52	112,704	98,161
2.50%, due 3/1/52	1,638,918	1,425,835
2.50%, due 3/1/52	142,639	124,094
3.00%, due 1/1/43	43,405	40,031
3.00%, due 1/1/46	2,082	1,911
3.00%, due 2/1/47	5,735,424	5,289,879
3.00%, due 3/1/47	430,408	394,910
3.00%, due 8/1/49	153,691	139,265
3.00%, due 9/1/49	765,692	693,819
3.00%, due 9/1/49	36,969	33,971
3.00%, due 12/1/51	7,128,840	6,448,096
3.00%, due 3/1/52	778,962	702,959
3.00%, due 4/1/52	658,001	597,635
3.00%, due 4/1/52	559,466	507,365

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 4/1/52	$ 1,377,435	$ 1,246,512
3.50%, due 12/1/45	80,709	76,295
3.50%, due 7/1/46	257,677	243,359
3.50%, due 3/1/47	70,541	66,599
3.50%, due 7/1/47	62,540	59,046
3.50%, due 8/1/47	81,364	76,817
3.50%, due 8/1/47	72,788	69,214
3.50%, due 12/1/47	21,557	20,499
3.50%, due 12/1/47	34,479	32,786
3.50%, due 1/1/48	187,404	177,190
3.50%, due 3/1/48	33,825	32,164
3.50%, due 7/1/48	1,596,174	1,506,981
3.50%, due 5/1/49	651,693	611,965
3.50%, due 12/1/49	1,990,674	1,873,276
3.50%, due 2/1/51	839,286	787,496
3.50%, due 1/1/52	191,028	180,302
3.50%, due 2/1/52	499,235	470,411
3.50%, due 3/1/52	1,111,827	1,043,294
3.50%, due 3/1/52	2,983,192	2,804,166
3.50%, due 3/1/52	343,975	324,115
3.50%, due 4/1/52	114,619	108,179
3.50%, due 4/1/52	318,238	299,863
3.50%, due 4/1/52	565,453	531,517
3.50%, due 4/1/52	93,129	87,510
3.50%, due 4/1/52	188,744	177,416
3.50%, due 4/1/52	425,477	399,943
3.50%, due 5/1/52	323,145	303,751
3.50%, due 5/1/52	518,440	486,486
3.50%, due 6/1/52	1,783,876	1,676,817
3.50%, due 6/1/52	1,037,923	977,994
3.50%, due 7/1/52	260,285	244,664
3.50%, due 7/1/52	2,313,966	2,171,335
3.50%, due 7/1/52	95,462	89,950
3.50%, due 8/1/52	170,315	160,093
3.50%, due 8/1/52	462,300	433,804
4.00%, due 10/1/47	252,903	245,942
4.00%, due 1/1/48	425,817	418,314
4.00%, due 1/1/48	748,117	732,921
4.00%, due 3/1/48	125,419	123,209
4.00%, due 7/1/48	310,708	301,771
4.00%, due 10/1/48	119,545	116,106
4.00%, due 11/1/48	360,552	349,833
4.00%, due 12/1/48	57,719	56,059
4.00%, due 2/1/49	108,796	105,666
4.00%, due 6/1/49	47,749	46,301
4.00%, due 11/1/49	779,891	754,161
4.00%, due 11/1/49	69,588	67,523

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 3/1/50	$ 236,017	$ 228,236
4.00%, due 3/1/50	615,386	594,767
4.00%, due 3/1/50	1,137,230	1,104,569
4.00%, due 9/1/50	1,294,982	1,248,111
4.00%, due 10/1/50	1,244,593	1,204,969
4.00%, due 3/1/51	3,193,441	3,084,771
4.00%, due 3/1/51	30,453	29,492
4.00%, due 3/1/51	62,152	60,084
4.00%, due 10/1/51	446,984	432,984
4.00%, due 10/1/51	3,267,112	3,151,645
4.00%, due 4/1/52	478,519	462,660
4.00%, due 6/1/52	368,151	352,469
4.00%, due 6/1/52	98,667	94,464
4.00%, due 7/1/52	157,382	150,677
4.50%, due 11/1/42	55,541	55,857
4.50%, due 10/1/44	173,799	174,036
4.50%, due 3/1/45	261,460	261,816
4.50%, due 2/1/46	282,782	284,388
4.50%, due 3/1/48	145,311	144,790
4.50%, due 6/1/48	271,238	269,504
4.50%, due 8/1/48	82,106	81,522
4.50%, due 6/1/49	24,253	24,142
4.50%, due 8/1/49	34,930	34,751
4.50%, due 1/1/50	614,611	612,456
4.50%, due 1/1/50	47,126	46,715
4.50%, due 10/1/50	765,602	761,543
4.50%, due 4/1/52	21,292	20,862
4.50%, due 4/1/52	41,654	41,048
4.50%, due 4/1/52	72,635	71,559
4.50%, due 4/1/52	94,348	93,001
4.50%, due 4/1/52	33,067	32,430
4.50%, due 4/1/52	37,810	37,081
4.50%, due 5/1/52	115,238	113,533
4.50%, due 7/1/52	468,428	459,421
4.50%, due 8/1/52	1,784,541	1,750,558
4.50%, due 11/1/52	1,051,582	1,045,212
4.50%, due 12/1/52	570,182	562,497
5.00%, due 5/1/48	109,019	110,264
5.00%, due 9/1/52	856,505	854,354
5.00%, due 10/1/52	163,449	164,613
5.00%, due 10/1/52	371,750	374,397
5.00%, due 11/1/52	923,547	930,121
5.00%, due 1/1/53	726,577	727,965
5.00%, due 3/1/53	203,759	203,460
5.00%, due 4/1/53	50,877	50,802
5.00%, due 4/1/53	63,689	63,595
5.50%, due 9/1/52	2,248,326	2,283,231

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.50%, due 10/1/52	$ 377,233	$ 387,040
5.50%, due 11/1/52	829,672	851,242
6.00%, due 2/1/37	21,158	22,290
		79,023,265
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA I, 30 Year
4.00%, due 1/15/45	401,951	389,272
4.50%, due 8/15/46	429,924	434,123
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	291,077	277,679
4.00%, due 8/15/47	33,424	32,547
4.00%, due 11/15/47	23,839	23,303
4.00%, due 12/15/47	67,778	65,132
GNMA II, Single Family, 30 Year
3.00%, due 7/20/51	1,385,503	1,267,449
3.00%, due 8/20/51	3,153,970	2,883,294
4.00%, due 8/20/47	20,367	19,785
4.00%, due 8/20/47	51,441	49,664
4.00%, due 8/20/47	13,623	13,238
4.00%, due 6/20/48	192,852	187,298
4.50%, due 2/20/48	40,562	40,533
4.50%, due 5/20/48	34,626	34,175
4.50%, due 5/20/48	92,091	91,119
5.00%, due 8/20/48	228,397	231,634
		6,040,245
United States Treasury Bonds 5.4%
U.S. Treasury Bonds
3.875%, due 2/15/43 (f)	19,104,600	19,274,750
4.00%, due 11/15/42	26,808,000	27,536,843
4.00%, due 11/15/52	28,735,000	30,495,019
		77,306,612
United States Treasury Notes 6.4%
U.S. Treasury Notes
1.125%, due 8/31/28	8,178,100	7,181,075
3.50%, due 1/31/28 (f)	10,373,100	10,318,803
3.50%, due 2/15/33	28,781,600	28,826,571
3.625%, due 3/31/28	12,451,000	12,471,427
3.625%, due 3/31/30	6,165,000	6,193,898
4.00%, due 2/29/28 (f)	21,665,100	22,056,088
4.00%, due 2/28/30	319,000	327,424

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.125%, due 1/31/25	$ 3,463,000	$ 3,462,053
4.625%, due 2/28/25 (f)	693,000	699,741
		91,537,080
Total U.S. Government & Federal Agencies (Cost $290,986,929)		288,431,366
Total Long-Term Bonds (Cost $570,568,646)		555,577,190

	Shares
Common Stocks 60.3%
Aerospace & Defense 1.2%
General Dynamics Corp.	48,499	11,067,957
L3Harris Technologies, Inc.	28,335	5,560,460
		16,628,417
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	115,818	22,467,534
Banks 2.2%
Bank of America Corp.	485,867	13,895,796
JPMorgan Chase & Co.	132,096	17,213,430
		31,109,226
Beverages 1.4%
Constellation Brands, Inc., Class A	26,205	5,919,448
Monster Beverage Corp. (j)	256,136	13,833,905
		19,753,353
Biotechnology 1.2%
AbbVie, Inc.	108,697	17,323,041
Broadline Retail 0.8%
Amazon.com, Inc. (j)	111,607	11,527,887
Building Products 0.5%
Trane Technologies plc	36,529	6,720,605
Capital Markets 2.5%
Charles Schwab Corp. (The)	61,208	3,206,075
CME Group, Inc.	55,615	10,651,385
Goldman Sachs Group, Inc. (The)	22,847	7,473,482
Morgan Stanley	163,526	14,357,583
		35,688,525

	Shares	Value
Common Stocks
Chemicals 0.9%
Corteva, Inc.	142,860	$ 8,615,887
Sherwin-Williams Co. (The)	15,256	3,429,091
		12,044,978
Communications Equipment 0.3%
Cisco Systems, Inc.	75,337	3,938,242
Consumer Finance 1.1%
American Express Co.	97,036	16,006,088
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	19,389	9,633,812
Dollar General Corp.	65,311	13,745,353
Sysco Corp.	129,295	9,985,453
		33,364,618
Electrical Equipment 0.4%
Rockwell Automation, Inc.	17,921	5,258,917
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	61,867	8,113,857
Entertainment 0.9%
Walt Disney Co. (The) (j)	123,344	12,350,435
Financial Services 2.2%
Mastercard, Inc., Class A	86,373	31,388,812
Food Products 0.6%
Hershey Co. (The)	34,458	8,766,460
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	115,744	11,720,238
Edwards Lifesciences Corp. (j)	53,659	4,439,209
Stryker Corp.	30,847	8,805,893
		24,965,340
Health Care Providers & Services 2.2%
HCA Healthcare, Inc.	13,604	3,587,103
UnitedHealth Group, Inc.	58,550	27,670,144
		31,257,247
Hotels, Restaurants & Leisure 3.9%
Booking Holdings, Inc. (j)	3,757	9,965,105
Hilton Worldwide Holdings, Inc.	96,924	13,653,684
McDonald's Corp.	67,187	18,786,157

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Starbucks Corp.	122,548	$ 12,760,923
		55,165,869
Household Products 0.9%
Procter & Gamble Co. (The)	90,136	13,402,322
Industrial Conglomerates 0.7%
Honeywell International, Inc.	54,975	10,506,822
Insurance 1.6%
Progressive Corp. (The)	159,431	22,808,199
Interactive Media & Services 2.2%
Alphabet, Inc., Class C (j)	304,363	31,653,752
IT Services 1.1%
Accenture plc, Class A	55,964	15,995,071
Leisure Products 0.1%
Hasbro, Inc.	35,571	1,909,807
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	27,252	15,707,235
Machinery 2.0%
Cummins, Inc.	11,716	2,798,718
Deere & Co.	45,277	18,693,968
Illinois Tool Works, Inc.	5,866	1,428,078
Parker-Hannifin Corp.	17,274	5,805,964
		28,726,728
Media 1.2%
Comcast Corp., Class A	442,450	16,773,279
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	47,983	7,828,906
ConocoPhillips	128,523	12,750,767
		20,579,673
Pharmaceuticals 2.9%
Eli Lilly and Co.	50,397	17,307,338
Merck & Co., Inc.	154,779	16,466,938
Zoetis, Inc.	43,597	7,256,284
		41,030,560

	Shares	Value
Common Stocks
Professional Services 0.5%
Automatic Data Processing, Inc.	29,027	$ 6,462,281
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (j)	46,164	3,361,201
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. (j)	68,440	6,707,804
KLA Corp.	15,585	6,221,064
Lam Research Corp.	35,380	18,755,646
NVIDIA Corp.	72,613	20,169,713
Texas Instruments, Inc.	65,192	12,126,364
		63,980,591
Software 5.3%
Cadence Design Systems, Inc. (j)	18,300	3,844,647
Intuit, Inc.	7,805	3,479,703
Microsoft Corp.	238,453	68,746,000
		76,070,350
Specialty Retail 1.8%
Home Depot, Inc. (The)	46,279	13,657,858
TJX Cos., Inc. (The)	158,661	12,432,676
		26,090,534
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	269,081	44,371,457
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	127,247	15,605,572
Total Common Stocks (Cost $608,447,482)		858,874,885
Short-Term Investments 4.1%
Affiliated Investment Company 3.2%
MainStay U.S. Government Liquidity Fund, 4.197% (k)	45,732,843	45,732,843
Unaffiliated Investment Companies 0.9%
Goldman Sachs Financial Square Government Fund, 4.824% (k)(l)	5,000,000	5,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government and Agency Portfolio, 4.813% (k)(l)	7,544,643	$ 7,544,643
Total Unaffiliated Investment Companies (Cost $12,544,643)		12,544,643
Total Short-Term Investments (Cost $58,277,486)		58,277,486
Total Investments (Cost $1,237,293,614)	103.4%	1,472,729,561
Other Assets, Less Liabilities	(3.4)	(49,033,460)
Net Assets	100.0%	$ 1,423,696,101

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $17,787,164; the total market value of collateral held by the Portfolio was $18,156,193. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,611,550. The Portfolio received cash collateral with a value of $12,544,643.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2023, the total net market value was $42,605,352, which represented 3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(j)	Non-income producing security.
(k)	Current yield as of March 31, 2023.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 71,693	$ 93,575	$ (119,535)	$ —	$ —	$ 45,733	$ 714	$ —	45,733

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,123,838	$ —	$ 37,123,838
Corporate Bonds	—	113,571,378	—	113,571,378
Mortgage-Backed Securities	—	116,450,608	—	116,450,608
U.S. Government & Federal Agencies	—	288,431,366	—	288,431,366
Total Long-Term Bonds	—	555,577,190	—	555,577,190
Common Stocks	858,874,885	—	—	858,874,885
Short-Term Investments
Affiliated Investment Company	45,732,843	—	—	45,732,843
Unaffiliated Investment Companies	12,544,643	—	—	12,544,643
Total Short-Term Investments	58,277,486	—	—	58,277,486
Total Investments in Securities	$ 917,152,371	$ 555,577,190	$ —	$ 1,472,729,561

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	140,278	$ 13,737,425
Automobiles 1.1%
Ford Motor Co.	484,707	6,107,308
Tesla, Inc. (a)	18,472	3,832,201
		9,939,509
Banks 3.6%
Bank of America Corp.	430,035	12,299,001
JPMorgan Chase & Co.	149,122	19,432,088
		31,731,089
Beverages 2.8%
Constellation Brands, Inc., Class A	52,959	11,962,909
Monster Beverage Corp. (a)	237,828	12,845,090
		24,807,999
Biotechnology 2.6%
Regeneron Pharmaceuticals, Inc. (a)	12,612	10,362,902
Vertex Pharmaceuticals, Inc. (a)	39,601	12,477,087
		22,839,989
Broadline Retail 3.7%
Amazon.com, Inc. (a)	317,674	32,812,547
Building Products 2.0%
Fortune Brands Innovations, Inc.	115,568	6,787,309
Johnson Controls International plc	179,918	10,834,662
		17,621,971
Capital Markets 1.7%
Morgan Stanley	167,523	14,708,519
Chemicals 2.5%
PPG Industries, Inc.	78,871	10,535,588
Sherwin-Williams Co. (The)	51,129	11,492,265
		22,027,853
Communications Equipment 0.7%
F5, Inc. (a)	40,445	5,892,432
Consumer Finance 1.2%
American Express Co.	64,941	10,712,018
Electric Utilities 2.8%
American Electric Power Co., Inc.	80,040	7,282,840
Duke Energy Corp.	108,932	10,508,670

	Shares	Value
Common Stocks
Electric Utilities
Eversource Energy	83,892	$ 6,565,388
		24,356,898
Electrical Equipment 1.3%
AMETEK, Inc.	77,629	11,281,823
Electronic Equipment, Instruments & Components 1.9%
CDW Corp.	52,629	10,256,866
Corning, Inc.	186,960	6,595,949
		16,852,815
Energy Equipment & Services 0.6%
Schlumberger NV	113,139	5,555,125
Entertainment 1.4%
Walt Disney Co. (The) (a)	121,761	12,191,929
Financial Services 2.5%
Global Payments, Inc.	60,646	6,382,385
Mastercard, Inc., Class A	42,550	15,463,095
		21,845,480
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	98,191	9,942,821
Becton Dickinson & Co.	39,880	9,871,895
Hologic, Inc. (a)	109,783	8,859,488
		28,674,204
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	50,578	23,902,657
Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc., Class A (a)	45,927	5,713,319
Marriott International, Inc., Class A	50,893	8,450,273
McDonald's Corp.	46,685	13,053,593
		27,217,185
Household Products 3.6%
Colgate-Palmolive Co.	150,981	11,346,222
Procter & Gamble Co. (The)	134,995	20,072,407
		31,418,629
Industrial REITs 1.3%
Prologis, Inc.	89,743	11,197,234
Insurance 2.6%
Chubb Ltd.	53,898	10,465,914

	Shares	Value
Common Stocks
Insurance
Progressive Corp. (The)	88,166	$ 12,613,028
		23,078,942
Interactive Media & Services 6.1%
Alphabet, Inc. (a)
Class A	316,025	32,781,273
Class C	101,506	10,556,624

Meta Platforms, Inc., Class A (a)	47,876	10,146,840
		53,484,737
IT Services 0.9%
GoDaddy, Inc., Class A (a)	103,528	8,046,196
Life Sciences Tools & Services 2.8%
Danaher Corp.	42,341	10,671,626
Thermo Fisher Scientific, Inc.	24,076	13,876,684
		24,548,310
Machinery 3.7%
Deere & Co.	32,751	13,522,233
Illinois Tool Works, Inc.	42,096	10,248,271
Nordson Corp.	38,131	8,474,996
		32,245,500
Oil, Gas & Consumable Fuels 2.9%
ConocoPhillips	61,823	6,133,460
EOG Resources, Inc.	86,105	9,870,216
Pioneer Natural Resources Co.	45,426	9,277,806
		25,281,482
Pharmaceuticals 3.3%
Eli Lilly and Co.	45,877	15,755,079
Pfizer, Inc.	335,604	13,692,643
		29,447,722
Professional Services 0.6%
Leidos Holdings, Inc.	60,848	5,601,667
Residential REITs 0.7%
AvalonBay Communities, Inc.	36,903	6,201,918
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. (a)	103,371	10,131,392
KLA Corp.	19,119	7,631,731
Marvell Technology, Inc.	141,407	6,122,923
NVIDIA Corp.	19,446	5,401,515
QUALCOMM, Inc.	76,235	9,726,061
SolarEdge Technologies, Inc. (a)	18,551	5,638,577

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	79,897	$ 14,861,641
		59,513,840
Software 10.1%
Microsoft Corp.	213,384	61,518,607
Palo Alto Networks, Inc. (a)	45,657	9,119,529
Salesforce, Inc. (a)	53,967	10,781,528
Workday, Inc., Class A (a)	36,213	7,479,433
		88,899,097
Specialty Retail 1.4%
TJX Cos., Inc. (The)	163,088	12,779,576
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	308,476	50,867,692
NetApp, Inc.	106,675	6,811,199
		57,678,891
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	116,663	14,307,550
Total Common Stocks (Cost $793,772,197)		862,440,758
Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	15,550,874	15,550,874
Total Short-Term Investment (Cost $15,550,874)		15,550,874
Total Investments (Cost $809,323,071)	99.8%	877,991,632
Other Assets, Less Liabilities	0.2	1,494,693
Net Assets	100.0%	$ 879,486,325

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21,509	$ 28,265	$ (34,223)	$ —	$ —	$ 15,551	$ 150	$ —	15,551
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 862,440,758	$ —	$ —	$ 862,440,758
Short-Term Investment
Affiliated Investment Company	15,550,874	—	—	15,550,874
Total Investments in Securities	$ 877,991,632	$ —	$ —	$ 877,991,632

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 1.6%
Corporate Bonds 1.6%
Biotechnology 0.3%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,895,000	$ 5,109,195
Leisure Time 0.2%
NCL Corp. Ltd.
5.375%, due 8/1/25	2,860,000	3,078,790
Oil & Gas 0.0% ‡
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	801,000	813,015
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	46,000	47,199
Semiconductors 0.8%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	9,218,000	13,816,019
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,933,000	4,553,437
Total Corporate Bonds (Cost $30,073,087)		27,417,655
Total Long-Term Bonds (Cost $30,073,087)		27,417,655
Convertible Securities 88.0%
Convertible Bonds 78.4%
Airlines 2.6%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	8,001,647
JetBlue Airways Corp.
0.50%, due 4/1/26	4,623,000	3,568,956
Southwest Airlines Co.
1.25%, due 5/1/25 (c)	29,005,000	33,058,449
		44,629,052
Auto Manufacturers 2.5%
Ford Motor Co.
(zero coupon), due 3/15/26	32,843,000	32,974,372
Rivian Automotive, Inc.
4.625%, due 3/15/29 (b)	8,583,000	8,914,533
		41,888,905

	Principal Amount	Value
Convertible Bonds
Beverages 1.0%
MGP Ingredients, Inc.
1.875%, due 11/15/41	$ 14,482,000	$ 17,124,965
Biotechnology 5.1%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (b)	5,744,000	5,761,567
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (c)	37,741,000	39,552,782
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,494,000	5,060,920
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28 (b)	9,000,000	8,527,500
Illumina, Inc.
(zero coupon), due 8/15/23	19,199,000	18,813,910
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	9,307,000	8,492,638
		86,209,317
Commercial Services 3.7%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,250,000	2,758,225
Block, Inc.
0.125%, due 3/1/25	20,457,000	19,648,949
Chegg, Inc.
(zero coupon), due 9/1/26	10,000,000	7,949,904
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	11,363,663
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,180,000	1,658,980
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	1,072,626
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	15,202,000	17,841,079
		62,293,426
Computers 2.4%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	23,176,800
Parsons Corp.
0.25%, due 8/15/25	2,878,000	3,185,946
Western Digital Corp.
1.50%, due 2/1/24 (d)	4,634,000	4,490,346
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	9,628,736
		40,481,828

	Principal Amount	Value
Convertible Bonds
Cosmetics & Personal Care 0.5%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)	$ 11,004,000	$ 9,215,850
Electric 1.8%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	30,718,940
Energy-Alternate Sources 2.8%
Array Technologies, Inc.
1.00%, due 12/1/28	8,045,000	8,883,839
Enphase Energy, Inc.
(zero coupon), due 3/1/26	16,664,000	17,205,580
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	10,860,000	10,186,680
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	8,449,000	10,992,149
		47,268,248
Entertainment 2.1%
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (b)	5,960,000	5,858,680
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,977,380
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (c)	30,094,000	27,028,174
		35,864,234
Food 1.0%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28 (b)	11,991,000	12,287,630
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	4,844,000	5,087,169
		17,374,799
Healthcare-Products 6.4%
CONMED Corp.
2.25%, due 6/15/27 (b)	24,108,000	23,999,514
Exact Sciences Corp.
0.375%, due 3/1/28	21,770,000	19,224,769
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	7,983,479
Integer Holdings Corp.
2.125%, due 2/15/28 (b)	7,177,000	7,848,049
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,831,000	8,633,051
Lantheus Holdings, Inc.
2.625%, due 12/15/27 (b)	21,556,000	28,034,714

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
NuVasive, Inc.
0.375%, due 3/15/25	$ 12,958,000	$ 11,474,309
Omnicell, Inc.
0.25%, due 9/15/25	1,735,000	1,603,140
		108,801,025
Healthcare-Services 1.3%
Teladoc Health, Inc.
1.25%, due 6/1/27	28,389,000	22,038,185
Internet 9.8%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	16,526,415
Etsy, Inc.
0.25%, due 6/15/28 (c)	26,578,000	22,134,763
Expedia Group, Inc.
(zero coupon), due 2/15/26 (c)	2,758,000	2,482,907
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	11,791,215
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,521,361
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	23,793,055
0.75%, due 7/1/23	13,152,000	29,499,936
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,266,600
Snap, Inc.
(zero coupon), due 5/1/27	10,555,000	7,742,092
0.125%, due 3/1/28	12,850,000	9,078,525
Uber Technologies, Inc.
(zero coupon), due 12/15/25	14,485,000	12,816,053
Ziff Davis, Inc.
1.75%, due 11/1/26 (b)	3,285,000	3,227,513
Zillow Group, Inc.
2.75%, due 5/15/25	17,202,000	17,666,454
		165,546,889
Leisure Time 1.0%
Carnival Corp.
5.75%, due 12/1/27 (b)	8,139,000	8,826,745
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	2,146,016
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25 (b)	3,850,000	5,888,575
		16,861,336

	Principal Amount	Value
Convertible Bonds
Machinery-Diversified 1.0%
Chart Industries, Inc.
1.00%, due 11/15/24	$ 7,813,000	$ 16,887,800
Media 2.3%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,600,008
Liberty Media Corp.
3.75%, due 3/15/28 (b)	14,595,000	14,682,570
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27 (b)	14,461,000	15,593,232
		39,875,810
Oil & Gas 5.5%
EQT Corp.
1.75%, due 5/1/26	16,102,000	35,543,584
Permian Resources Operating LLC
3.25%, due 4/1/28	14,611,000	27,110,710
Pioneer Natural Resources Co.
0.25%, due 5/15/25	14,530,000	31,094,200
		93,748,494
Oil & Gas Services 3.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	22,085,000	30,310,624
Oil States International, Inc.
4.75%, due 4/1/26	26,829,000	29,965,435
		60,276,059
Pharmaceuticals 1.7%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	16,942,000	18,232,262
Pacira BioSciences, Inc.
0.75%, due 8/1/25	11,671,000	10,730,026
		28,962,288
Real Estate Investment Trusts 1.0%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	4,992,215
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	13,238,000	11,393,955
		16,386,170
Retail 2.8%
Burlington Stores, Inc.
2.25%, due 4/15/25	20,948,000	24,260,402
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	7,898,760

	Principal Amount	Value
Convertible Bonds
Retail
Patrick Industries, Inc.
1.75%, due 12/1/28	$ 17,313,000	$ 15,720,204
		47,879,366
Semiconductors 5.0%
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	6,936,569
Microchip Technology, Inc.
0.125%, due 11/15/24 (c)	35,083,000	39,339,274
ON Semiconductor Corp.
0.50%, due 3/1/29 (b)	24,345,000	25,430,980
Wolfspeed, Inc.
0.25%, due 2/15/28	9,771,000	8,188,098
1.875%, due 12/1/29 (b)	4,785,000	4,261,042
		84,155,963
Software 6.9%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	16,895,588
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,279,458
BILL Holdings, Inc.
(zero coupon), due 12/1/25	5,190,000	4,772,205
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	11,027,196
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26	6,410,000	5,065,571
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	10,535,897
Envestnet, Inc.
2.625%, due 12/1/27 (b)	11,969,000	12,561,465
Everbridge, Inc.
0.125%, due 12/15/24	13,318,000	12,136,028
Model N, Inc.
1.875%, due 3/15/28 (b)	11,215,000	11,518,249
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	9,769,955
Splunk, Inc.
1.125%, due 9/15/25	10,310,000	10,002,015
Zynga, Inc.
(zero coupon), due 12/15/26	8,495,000	8,574,061
		116,137,688
Telecommunications 4.1%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	5,501,071
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	2,967,250

	Principal Amount	Value
Convertible Bonds
Telecommunications
NICE Ltd.
(zero coupon), due 9/15/25	$ 48,248,000	$ 46,438,700
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,133,000	14,362,661
		69,269,682
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	8,084,352
Total Convertible Bonds (Cost $1,369,637,172)		1,327,980,671

	Shares
Convertible Preferred Stocks 9.6%
Banks 1.6%
Bank of America Corp.
Series L
7.25% (e)	11,636	13,588,055
Wells Fargo & Co.
Series L
7.50% (e)	12,264	14,425,530
		28,013,585
Capital Markets 1.1%
KKR Group Co., Inc.
Series C
6.00%	283,400	17,981,730
Construction & Engineering 0.4%
Fluor Corp.
6.50% (e)	4,720	6,935,191
Electric Utilities 2.0%
NextEra Energy, Inc.
6.926%	250,000	11,587,500
PG&E Corp.
5.50%	154,100	21,933,053
		33,520,553
Health Care Equipment & Supplies 0.3%
Becton Dickinson & Co.
Series B
6.00%	106,750	5,307,610

	Shares	Value
Convertible Preferred Stocks
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)
6.875%	150,600	$ 13,480,206
Life Sciences Tools & Services 2.9%
Danaher Corp.
Series B
5.00% (c)	38,229	48,717,126
Machinery 0.5%
Chart Industries, Inc.
Series B
6.75%	172,700	9,237,723
Total Convertible Preferred Stocks (Cost $169,674,775)		163,193,724
Total Convertible Securities (Cost $1,539,311,947)		1,491,174,395
Common Stocks 0.9%
Energy Equipment & Services 0.6%
Weatherford International plc (f)	157,538	9,349,880
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. (f)	772,131	5,744,655
Total Common Stocks (Cost $8,262,759)		15,094,535
Short-Term Investments 11.7%
Affiliated Investment Company 9.2%
MainStay U.S. Government Liquidity Fund, 4.197% (g)(h)	155,319,067	155,319,067
Unaffiliated Investment Companies 2.5%
Goldman Sachs Financial Square Government Fund, 4.824% (h)(i)	30,000,000	30,000,000
Invesco Government and Agency Portfolio, 4.813% (h)(i)	5,387,861	5,387,861
RBC U.S. Government Money Market Fund, 4.832% (h)(i)	7,000,000	7,000,000
Total Unaffiliated Investment Companies (Cost $42,387,861)		42,387,861
Total Short-Term Investments (Cost $197,706,928)		197,706,928
Total Investments (Cost $1,775,354,721)	102.2%	1,731,393,513
Other Assets, Less Liabilities	(2.2)	(36,945,072)
Net Assets	100.0%	$ 1,694,448,441

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $43,639,667; the total market value of collateral held by the Portfolio was $44,550,857. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,162,996. The Portfolio received cash collateral with a value of $42,387,861.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(h)	Current yield as of March 31, 2023.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 87,784	$ 183,455	$ (115,920)	$ —	$ —	$ 155,319	$ 1,208	$ —	155,319

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 27,417,655	$ —	$ 27,417,655
Total Corporate Bonds	—	27,417,655	—	27,417,655
Convertible Securities
Convertible Bonds	—	1,327,980,671	—	1,327,980,671
Convertible Preferred Stocks	156,258,533	6,935,191	—	163,193,724
Total Convertible Securities	156,258,533	1,334,915,862	—	1,491,174,395
Common Stocks	15,094,535	—	—	15,094,535
Short-Term Investments
Affiliated Investment Company	155,319,067	—	—	155,319,067
Unaffiliated Investment Companies	42,387,861	—	—	42,387,861
Total Short-Term Investments	197,706,928	—	—	197,706,928
Total Investments in Securities	$ 369,059,996	$ 1,362,333,517	$ —	$ 1,731,393,513

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 2.2%
Other Asset-Backed Securities 2.2%
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	$ 423,634	$ 398,043
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	68,534	67,728
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	216,733	198,047
Series 2014-20H, Class 1
2.88%, due 8/1/34	241,423	225,814
Series 2015-20G, Class 1
2.88%, due 7/1/35	666,599	624,994
Series 2014-20I, Class 1
2.92%, due 9/1/34	257,881	241,715
Series 2014-20C, Class 1
3.21%, due 3/1/34	438,351	414,892
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,121,872	1,057,290
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,503,671	1,424,086
Total Asset-Backed Securities (Cost $5,077,069)		4,652,609
Corporate Bonds 1.5%
Electric 1.5%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,749,303	1,606,520
PG&E Energy Recovery Funding LLC
Series A-1
1.46%, due 7/15/31	1,760,294	1,552,022
		3,158,542
Total Corporate Bonds (Cost $3,504,805)		3,158,542
Mortgage-Backed Securities 22.9%
Agency (Collateralized Mortgage Obligations) 9.9%
FHLMC
REMIC, Series 5038, Class SA
(zero coupon) (SOFR 30A + 4.10%), due 11/25/50 (a)(b)	2,217,733	127,338
REMIC, Series 5019, Class PL
1.00%, due 10/25/50	623,344	473,098

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5057, Class SH
1.19% (SOFR 30A + 5.75%), due 12/25/50 (a)(b)	$ 815,784	$ 105,847
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (a)	1,788,138	233,391
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	301,112	276,472
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	988,596	887,776
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (a)	555,028	87,003
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (a)	614,960	94,560
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (a)	1,288,300	180,463
REMIC, Series 5160
3.00%, due 10/25/51 (a)	466,507	51,809
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	130,077	124,106
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	144,006	136,628
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	209,795	198,950
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (a)(b)	3,671,140	69,105
REMIC, Series 2020-74, Class DA
1.00%, due 10/25/50	554,416	415,993
REMIC, Series 2022-10, Class SA
1.19% (SOFR 30A + 5.75%), due 2/25/52 (a)(b)	1,122,030	153,350
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	248,670	195,906
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	698,648	628,762
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (a)	1,862,071	285,103
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	204,168	188,982
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	441,845	401,239
REMIC, Series 2019-77, Class LZ
3.00%, due 1/25/50	1,799,864	1,637,209
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (a)	1,033,474	159,685
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (a)	1,479,855	225,119
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	1,437,224	1,352,127

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	$ 1,339,189	$ 1,267,573
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	701,532	652,491
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,068,907	995,697
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,388,500	1,308,334
FNMA, Strips (a)
REMIC, Series 427, Class C77
2.50%, due 9/25/51	1,440,639	212,494
REMIC, Series 360, Class 2
5.00%, due 8/25/35	39,173	6,525
REMIC, Series 361, Class 2
6.00%, due 10/25/35	8,899	1,807
GNMA
REMIC, Series 2010-151, Class KO
(zero coupon), due 6/16/37	532,904	482,214
REMIC, Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (a)(b)	5,623,490	51,107
REMIC, Series 2020-146, Class YK
1.00%, due 10/20/50	1,404,046	1,095,750
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	626,023	485,822
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	318,790	247,097
REMIC, Series 2020-34, Class SC
1.289% (1 Month LIBOR + 6.05%), due 3/20/50 (a)(b)	990,765	119,499
REMIC, Series 2020-146, Class SA
1.539% (1 Month LIBOR + 6.30%), due 10/20/50 (a)(b)	940,146	130,313
REMIC, Series 2021-57, Class SD
1.539% (1 Month LIBOR + 6.30%), due 3/20/51 (a)(b)	1,316,596	175,464
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (a)	2,519,984	258,363
REMIC, Series 2021-57, Class IN
2.00%, due 2/20/51 (a)	424,536	48,379
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	494,828	468,143
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (a)	2,350,110	327,343
REMIC, Series 2021-188
2.50%, due 10/20/51 (a)	1,484,863	235,274
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	86,382	82,359
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	380,476	350,219

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (a)	$ 555,253	$ 97,203
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (a)	2,838,403	447,564
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (a)	1,531,669	226,387
REMIC, Series 2022-206, Class CN
3.00%, due 2/20/52	1,213,700	1,099,029
REMIC, Series 2021-175, Class DF
3.50% (SOFR 30A + 0.25%), due 10/20/51 (b)	1,905,782	1,709,354
		21,271,825
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.4%
Arbor Multifamily Mortgage Securities Trust (c)
Series 2021-MF3, Class A5
2.575%, due 10/15/54	3,000,000	2,454,757
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (d)	2,000,000	1,735,543
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (c)	1,750,000	1,602,192
FREMF Mortgage Trust (c)(d)
REMIC, Series 2019-K103, Class B
3.455%, due 12/25/51	2,144,000	1,912,993
REMIC, Series 2013-K33, Class B
3.496%, due 8/25/46	933,000	923,839
REMIC, Series 2020-K104, Class C
3.541%, due 2/25/52	1,200,000	1,052,251
REMIC, Series 2016-K59, Class B
3.58%, due 11/25/49	500,000	473,663
REMIC, Series 2015-K49, Class C
3.725%, due 10/25/48	500,000	479,456
REMIC, Series 2016-K58, Class B
3.738%, due 9/25/49	1,000,000	953,369
REMIC, Series 2017-K71, Class B
3.752%, due 11/25/50	1,935,000	1,813,805
REMIC, Series 2014-K41, Class B
3.834%, due 11/25/47	2,700,000	2,624,845
REMIC, Series 2013-K35, Class B
3.933%, due 12/25/46	1,925,000	1,906,959
REMIC, Series 2016-K54, Class B
4.053%, due 4/25/48	695,000	672,786
REMIC, Series 2014-K40, Class B
4.075%, due 11/25/47	1,645,000	1,608,811
REMIC, Series 2018-K78, Class C
4.129%, due 6/25/51	712,000	663,936

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (c)(d)
REMIC, Series 2016-K55, Class B
4.167%, due 4/25/49	$ 1,570,000	$ 1,526,612
REMIC, Series 2014-K38, Class B
4.221%, due 6/25/47	2,000,000	1,964,772
REMIC, Series 2019-K87, Class C
4.325%, due 1/25/51	1,500,000	1,398,758
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (c)	1,265,000	1,038,045
		26,807,392
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
3.799%, due 8/25/36 (d)	48,526	41,668
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (c)(e)	1,319,755	1,077,420
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	238,098	227,813
		1,346,901
Total Mortgage-Backed Securities (Cost $55,156,382)		49,426,118
Municipal Bonds 2.7%
New Jersey 1.1%
New Jersey Turnpike Authority Revenue Bonds
Series A
7.102%, due 1/1/41	2,000,000	2,470,878
New York 1.6%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	4,000,000	3,394,525
Total Municipal Bonds (Cost $7,342,481)		5,865,403
U.S. Government & Federal Agencies 69.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 16.0%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	570,393	500,855

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 2/1/46	$ 969,532	$ 893,556
3.00%, due 4/1/47	1,051,519	963,729
3.50%, due 1/1/44	248,867	237,686
3.50%, due 1/1/48	960,821	907,047
4.00%, due 7/1/44	547,452	536,362
4.00%, due 12/1/46	368,978	360,385
4.00%, due 10/1/48	464,301	452,011
4.00%, due 3/1/49	184,817	179,284
4.50%, due 12/1/44	771,942	777,167
5.00%, due 11/1/41	580,335	593,325
6.50%, due 4/1/37	19,438	20,697
FHLMC Gold Pools, Other
4.50%, due 3/1/41	111,370	111,436
Tennessee Valley Authority
4.65%, due 6/15/35	4,395,000	4,511,774
UMBS Pool, 15 Year
2.00%, due 6/1/35	669,819	607,972
2.50%, due 9/1/34	217,550	203,244
UMBS Pool, 30 Year
2.00%, due 7/1/50	2,666,727	2,212,100
2.00%, due 7/1/50	860,918	714,192
2.00%, due 8/1/50	1,248,129	1,035,743
2.00%, due 8/1/50	19,085	15,959
2.00%, due 8/1/50	1,803,833	1,496,220
2.00%, due 9/1/50	880,731	730,821
2.00%, due 11/1/50	1,573,568	1,305,062
2.50%, due 3/1/50	895,531	774,342
2.50%, due 7/1/50	1,518,193	1,313,525
2.50%, due 10/1/50	140,010	120,987
2.50%, due 1/1/51	334,674	289,029
2.50%, due 2/1/51	2,122,424	1,842,236
2.50%, due 5/1/51	1,172,965	1,017,796
3.00%, due 6/1/46	507,349	465,791
3.00%, due 8/1/49	922,289	835,675
3.00%, due 9/1/49	157,792	142,738
3.00%, due 11/1/49	520,333	473,980
3.00%, due 1/1/52	3,516,643	3,160,375
3.00%, due 4/1/52	996,548	894,375
3.50%, due 1/1/50	933,646	875,946
3.50%, due 7/1/52	1,392,834	1,294,484
4.00%, due 5/1/52	952,807	911,275
4.50%, due 11/1/52	626,319	613,622
		34,392,803
Federal National Mortgage Association (Mortgage Pass-Through Securities) 30.5%
FNMA, Other
2.50%, due 1/1/57	594,126	512,197

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
2.68%, due 5/1/25	$ 1,968,672	$ 1,897,942
2.73%, due 4/1/25	1,025,000	989,593
3.00%, due 9/1/46	413,880	365,316
3.00%, due 10/1/46	426,863	386,287
3.00%, due 10/1/48	8,442	7,522
3.00%, due 2/1/57	459,256	408,115
3.00%, due 6/1/57	527,102	474,324
6.00%, due 4/1/37	5,093	5,248
6.50%, due 8/1/47	8,117	8,396
UMBS, 15 Year
2.00%, due 6/1/35	1,212,103	1,096,600
UMBS, 20 Year
2.00%, due 5/1/41	2,093,267	1,809,671
2.50%, due 6/1/41	1,720,813	1,526,519
2.50%, due 7/1/41	1,818,155	1,621,886
3.00%, due 10/1/32	284,483	268,080
UMBS, 30 Year
2.00%, due 6/1/50	1,422,363	1,180,271
2.00%, due 10/1/50	1,660,735	1,377,271
2.00%, due 3/1/51	2,111,469	1,752,551
2.50%, due 1/1/47	1,502,614	1,317,968
2.50%, due 9/1/49	1,312,974	1,137,475
2.50%, due 3/1/50	413,420	360,679
2.50%, due 3/1/50	1,033,640	893,519
2.50%, due 3/1/50	981,236	848,218
2.50%, due 4/1/50	1,849,633	1,616,805
2.50%, due 5/1/50	3,140,979	2,714,958
2.50%, due 7/1/50	1,505,874	1,302,897
2.50%, due 8/1/50	1,856,855	1,609,040
2.50%, due 8/1/50	2,171,634	1,898,266
2.50%, due 9/1/50	2,273,428	1,990,981
2.50%, due 10/1/50	1,697,017	1,472,610
2.50%, due 11/1/50	2,330,957	2,045,143
2.50%, due 1/1/51	1,752,180	1,513,837
2.50%, due 4/1/51	1,442,912	1,262,814
3.00%, due 10/1/44	896,785	827,647
3.00%, due 3/1/47	501,197	458,505
3.00%, due 12/1/47	622,630	570,362
3.00%, due 10/1/49	576,575	521,561
3.00%, due 3/1/50	888,190	803,672
3.00%, due 3/1/50	960,155	868,437
3.00%, due 5/1/50	846,654	764,290
3.00%, due 7/1/50	1,510,379	1,366,724
3.00%, due 11/1/51	2,550,979	2,292,554
3.50%, due 5/1/43	1,091,498	1,045,935
3.50%, due 11/1/44	394,607	376,470
3.50%, due 3/1/45	453,341	429,701

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 11/1/45	$ 1,086,936	$ 1,027,559
3.50%, due 8/1/46	296,161	279,613
3.50%, due 10/1/47	190,301	179,548
3.50%, due 2/1/48	102,928	96,806
3.50%, due 8/1/49	530,691	500,095
3.50%, due 9/1/50	1,661,657	1,585,906
4.00%, due 1/1/46	392,445	384,081
4.00%, due 9/1/47	151,744	147,630
4.00%, due 7/1/48	389,807	378,595
4.00%, due 8/1/48	1,960,027	1,903,651
4.00%, due 9/1/48	339,624	330,423
4.00%, due 4/1/49	100,189	97,203
4.00%, due 3/1/50	745,730	719,506
4.50%, due 2/1/41	1,328,235	1,335,774
4.50%, due 4/1/41	3,264,047	3,282,577
4.50%, due 8/1/42	527,100	530,094
4.50%, due 8/1/44	608,344	611,798
5.00%, due 9/1/41	1,157,812	1,182,488
5.00%, due 10/1/41	909,361	928,683
5.50%, due 7/1/41	1,699,626	1,754,000
6.00%, due 7/1/39	383,097	398,650
6.50%, due 10/1/39	69,069	72,282
		65,725,819
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.6%
GNMA II, Other
2.50%, due 1/20/50	254,100	218,563
2.50%, due 2/20/50	67,817	58,331
2.50%, due 4/20/50	88,363	76,004
2.50%, due 6/20/50	396,617	341,142
GNMA II, Single Family, 30 Year
4.00%, due 11/20/49	359,601	347,121
4.50%, due 7/20/49	291,998	290,288
		1,331,449
United States Treasury Bonds 1.7%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	2,429,371
4.375%, due 11/15/39	1,200,000	1,311,000
		3,740,371
United States Treasury Inflation - Indexed Notes 2.4%
U.S. Treasury Inflation Linked Notes (f)
0.125%, due 1/15/30	3,220,956	3,001,434
0.125%, due 7/15/30	2,357,037	2,192,919
		5,194,353

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 18.4%
U.S. Treasury Notes
0.375%, due 4/30/25	$ 5,000,000	$ 4,637,500
1.375%, due 10/31/28	5,400,000	4,791,024
1.50%, due 2/15/30	13,865,000	12,154,622
2.25%, due 4/30/24	3,150,000	3,072,234
2.375%, due 8/15/24	1,695,000	1,649,844
2.625%, due 1/31/26	5,900,000	5,706,867
3.00%, due 10/31/25	7,805,000	7,633,351
		39,645,442
Total U.S. Government & Federal Agencies (Cost $168,874,913)		150,030,237
Total Long-Term Bonds (Cost $239,955,650)		213,132,909

	Shares
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 4.197% (g)	1,576,285	1,576,285
Total Short-Term Investment (Cost $1,576,285)		1,576,285
Total Investments (Cost $241,531,935)	99.6%	214,709,194
Other Assets, Less Liabilities	0.4	841,631
Net Assets	100.0%	$ 215,550,825

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(f)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(g)	Current yield as of March 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 844	$ 8,166	$ (7,434)	$ —	$ —	$ 1,576	$ 9	$ —	1,576
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	19	June 2023	$ 2,120,622	$ 2,183,516	$ 62,894
U.S. Treasury 10 Year Ultra Bonds	46	June 2023	5,387,137	5,572,469	185,332
Net Unrealized Appreciation					$ 248,226

1.	As of March 31, 2023, cash in the amount of $185,350 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 4,652,609	$ —	$ 4,652,609
Corporate Bonds	—	3,158,542	—	3,158,542
Mortgage-Backed Securities	—	49,426,118	—	49,426,118
Municipal Bonds	—	5,865,403	—	5,865,403
U.S. Government & Federal Agencies	—	150,030,237	—	150,030,237
Total Long-Term Bonds	—	213,132,909	—	213,132,909
Short-Term Investment
Affiliated Investment Company	1,576,285	—	—	1,576,285
Total Investments in Securities	1,576,285	213,132,909	—	214,709,194
Other Financial Instruments
Futures Contracts (b)	248,226	—	—	248,226
Total Investments in Securities and Other Financial Instruments	$ 1,824,511	$ 213,132,909	$ —	$ 214,957,420

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.5%
Airbus SE, ADR (a)	120,317	$ 4,028,213
General Dynamics Corp.	22,062	5,034,769
		9,062,982
Automobiles 0.7%
Tesla, Inc. (b)	19,028	3,947,549
Beverages 0.9%
Constellation Brands, Inc., Class A	23,540	5,317,451
Broadline Retail 5.7%
Amazon.com, Inc. (b)	278,034	28,718,132
Etsy, Inc. (b)	43,546	4,847,976
		33,566,108
Capital Markets 2.9%
Blackstone, Inc.	60,693	5,331,273
MSCI, Inc.	4,471	2,502,374
S&P Global, Inc.	26,804	9,241,215
		17,074,862
Consumer Finance 1.4%
American Express Co.	49,553	8,173,767
Energy Equipment & Services 1.5%
Schlumberger NV	174,499	8,567,901
Financial Services 11.0%
Adyen NV, ADR (a)(b)	383,404	6,073,119
Block, Inc. (b)	95,452	6,552,780
FleetCor Technologies, Inc. (b)	45,726	9,641,327
Global Payments, Inc.	77,103	8,114,320
Mastercard, Inc., Class A	71,168	25,863,163
Visa, Inc., Class A	39,532	8,912,885
		65,157,594
Ground Transportation 1.2%
Uber Technologies, Inc. (b)	231,767	7,347,014
Health Care Equipment & Supplies 5.1%
Align Technology, Inc. (b)	12,888	4,306,396
Boston Scientific Corp. (b)	211,979	10,605,310
Insulet Corp. (b)	21,307	6,796,081
Stryker Corp.	29,022	8,284,910
		29,992,697

	Shares	Value
Common Stocks
Health Care Providers & Services 3.4%
Elevance Health, Inc.	9,873	$ 4,539,704
UnitedHealth Group, Inc.	32,875	15,536,396
		20,076,100
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc., Class A (b)	59,804	7,439,618
Hilton Worldwide Holdings, Inc.	47,519	6,694,001
		14,133,619
Insurance 1.8%
Marsh & McLennan Cos., Inc.	32,793	5,461,674
Progressive Corp. (The)	37,627	5,382,919
		10,844,593
Interactive Media & Services 6.7%
Alphabet, Inc., Class C (b)	257,470	26,776,880
Meta Platforms, Inc., Class A (b)	31,432	6,661,698
ZoomInfo Technologies, Inc. (b)	247,188	6,108,015
		39,546,593
IT Services 2.8%
MongoDB, Inc. (b)	30,077	7,011,550
Okta, Inc. (b)	64,540	5,565,930
Snowflake, Inc., Class A (b)	8,595	1,326,122
VeriSign, Inc. (b)	13,452	2,842,811
		16,746,413
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	26,407	3,653,144
Danaher Corp.	21,814	5,498,001
Illumina, Inc. (b)	25,715	5,980,023
Mettler-Toledo International, Inc. (b)	2,469	3,778,089
		18,909,257
Machinery 0.3%
IDEX Corp.	7,874	1,819,130
Media 0.1%
Interpublic Group of Cos., Inc. (The) (c)	7,626	283,992
Personal Care Products 0.8%
Estee Lauder Cos., Inc. (The), Class A	18,710	4,611,267
Pharmaceuticals 1.5%
Zoetis, Inc.	53,945	8,978,606
Professional Services 2.5%
Equifax, Inc.	36,589	7,421,713

	Shares	Value
Common Stocks
Professional Services
TransUnion	122,479	$ 7,610,845
		15,032,558
Semiconductors & Semiconductor Equipment 8.5%
Advanced Micro Devices, Inc. (b)	91,986	9,015,548
ASML Holding NV (Registered), NYRS	5,630	3,832,397
Marvell Technology, Inc.	80,672	3,493,097
Microchip Technology, Inc.	87,154	7,301,762
Monolithic Power Systems, Inc.	5,835	2,920,651
NVIDIA Corp.	85,901	23,860,721
		50,424,176
Software 17.9%
Atlassian Corp., Class A (b)	38,065	6,515,586
Autodesk, Inc. (b)	27,003	5,620,944
Ceridian HCM Holding, Inc. (b)	75,668	5,540,411
Intuit, Inc.	11,595	5,169,399
Microsoft Corp.	225,720	65,075,076
nCino, Inc. (b)	48,880	1,211,246
Salesforce, Inc. (b)	53,828	10,753,758
ServiceNow, Inc. (b)	12,266	5,700,256
		105,586,676
Specialized REITs 1.7%
American Tower Corp.	34,138	6,975,759
Equinix, Inc.	4,078	2,940,401
		9,916,160
Specialty Retail 1.4%
TJX Cos., Inc. (The)	105,661	8,279,596
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.	341,053	56,239,640
Textiles, Apparel & Luxury Goods 2.4%
Lululemon Athletica, Inc. (b)	20,868	7,599,917
NIKE, Inc., Class B	52,852	6,481,769
		14,081,686
Total Common Stocks (Cost $559,423,965)		583,717,987

	Shares	Value
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 4.197% (d)	3,442,183	$ 3,442,183
Total Short-Term Investment (Cost $3,442,183)		3,442,183
Total Investments (Cost $562,866,148)	99.4%	587,160,170
Other Assets, Less Liabilities	0.6	3,288,928
Net Assets	100.0%	$ 590,449,098

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $356,270. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $363,944.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 16,085	$ 19,528	$ (32,171)	$ —	$ —	$ 3,442	$ 74	$ —	3,442
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 583,717,987	$ —	$ —	$ 583,717,987
Short-Term Investment
Affiliated Investment Company	3,442,183	—	—	3,442,183
Total Investments in Securities	$ 587,160,170	$ —	$ —	$ 587,160,170

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.4%
Convertible Bonds 0.9%
Media 0.4%
DISH Network Corp.
2.375%, due 3/15/24	$ 7,490,000	$ 6,656,737
3.375%, due 8/15/26	7,295,000	3,793,401
		10,450,138
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)(c)	1,134,000	6,194,872
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	4,829,915	4,761,784
Software 0.1%
CWT Travel Group, Inc.
15.00% (15.00% PIK), due 3/31/50 (a)(c)	2,577,500	2,126,437
Total Convertible Bonds (Cost $22,328,181)		23,533,231
Corporate Bonds 87.1%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	8,827,900
3.75%, due 2/15/28	6,320,000	5,831,464
4.00%, due 2/15/30	6,400,000	5,668,480
4.875%, due 1/15/29	2,570,000	2,418,499
Outfront Media Capital LLC (d)
4.25%, due 1/15/29	2,400,000	1,992,000
5.00%, due 8/15/27	6,070,000	5,468,038
		30,206,381
Aerospace & Defense 2.2%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (d)	5,587,000	4,665,145
Rolls-Royce plc
5.75%, due 10/15/27 (d)	3,210,000	3,197,802
TransDigm UK Holdings plc
6.875%, due 5/15/26	7,637,000	7,522,445
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,605,020
4.875%, due 5/1/29	4,155,000	3,677,513
6.25%, due 3/15/26 (d)	23,850,000	23,871,704
6.75%, due 8/15/28 (d)	4,835,000	4,883,350

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
7.50%, due 3/15/27	$ 2,780,000	$ 2,773,050
8.00%, due 12/15/25 (d)	2,500,000	2,546,875
		57,742,904
Airlines 0.9%
American Airlines, Inc. (d)
5.50%, due 4/20/26	3,560,000	3,503,438
5.75%, due 4/20/29	3,750,000	3,597,135
Delta Air Lines, Inc. (d)
4.50%, due 10/20/25	3,755,006	3,691,888
4.75%, due 10/20/28	5,450,000	5,256,591
7.00%, due 5/1/25	713,000	730,913
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (d)	5,112,000	5,095,539
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (d)	1,495,984	1,499,724
		23,375,228
Auto Manufacturers 1.8%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	9,757,987
Ford Motor Co.
6.10%, due 8/19/32	2,345,000	2,272,436
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	2,020,000	1,872,085
2.90%, due 2/16/28	2,400,000	2,063,040
3.375%, due 11/13/25	4,000,000	3,749,160
4.00%, due 11/13/30	4,400,000	3,738,799
4.125%, due 8/17/27	1,000,000	916,240
4.271%, due 1/9/27	1,647,000	1,533,522
4.389%, due 1/8/26	750,000	711,563
5.125%, due 6/16/25	3,500,000	3,425,958
7.35%, due 3/6/30	2,000,000	2,055,000
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (d)	12,982,000	12,170,625
PM General Purchaser LLC
9.50%, due 10/1/28 (d)	3,775,000	3,456,681
		47,723,096
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd. (d)
4.875%, due 8/15/26	5,500,000	5,300,625
7.00%, due 4/15/28	1,000,000	1,027,890
8.25%, due 4/15/31	1,300,000	1,338,415
Dealer Tire LLC
8.00%, due 2/1/28 (d)	5,540,000	4,972,150
IHO Verwaltungs GmbH (c)(d)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,973,000	7,100,639

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
IHO Verwaltungs GmbH (c)(d)
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	$ 11,976,000	$ 10,970,315
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	11,645,000	10,258,407
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (d)	11,800,000	8,724,019
		49,692,460
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (d)	2,000,000	1,745,182
Biotechnology 0.1%
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (d)	2,000,000	1,640,000
Building Materials 1.3%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (d)	3,000,000	3,010,706
James Hardie International Finance DAC
5.00%, due 1/15/28 (d)	8,011,000	7,509,343
Koppers, Inc.
6.00%, due 2/15/25 (d)	6,805,000	6,803,639
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (d)	2,975,000	2,629,585
PGT Innovations, Inc.
4.375%, due 10/1/29 (d)	4,360,000	3,939,914
Summit Materials LLC (d)
5.25%, due 1/15/29	4,380,000	4,139,100
6.50%, due 3/15/27	5,635,000	5,581,798
		33,614,085
Chemicals 2.5%
ASP Unifrax Holdings, Inc. (d)
5.25%, due 9/30/28	3,640,000	2,908,560
7.50%, due 9/30/29	5,990,000	4,069,228
Avient Corp. (d)
5.75%, due 5/15/25	2,000,000	1,979,074
7.125%, due 8/1/30	3,405,000	3,511,406
CVR Partners LP
6.125%, due 6/15/28 (d)	1,700,000	1,506,982
GPD Cos., Inc.
10.125%, due 4/1/26 (d)	9,225,000	8,387,831
Innophos Holdings, Inc.
9.375%, due 2/15/28 (d)	7,096,000	7,254,950
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (c)(d)	5,605,000	5,153,113
Mativ Holdings, Inc.
6.875%, due 10/1/26 (d)	3,000,000	2,745,157

	Principal Amount	Value
Corporate Bonds
Chemicals
NOVA Chemicals Corp. (d)
4.875%, due 6/1/24	$ 2,635,000	$ 2,599,612
5.25%, due 6/1/27	4,020,000	3,665,195
Olympus Water US Holding Corp.
7.125%, due 10/1/27 (d)	1,955,000	1,835,745
SCIH Salt Holdings, Inc. (d)
4.875%, due 5/1/28	6,000,000	5,349,480
6.625%, due 5/1/29	7,300,000	6,040,750
SCIL IV LLC
5.375%, due 11/1/26 (d)	3,300,000	3,014,672
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (d)	7,470,000	6,201,893
WR Grace Holdings LLC
7.375%, due 3/1/31 (d)	1,360,000	1,365,141
		67,588,789
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (d)	2,430,000	2,537,078
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (d)	2,650,000	2,664,881
		5,201,959
Commercial Services 2.4%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (d)	2,430,000	2,252,374
Ashtead Capital, Inc.
4.25%, due 11/1/29 (d)	2,000,000	1,835,258
Gartner, Inc.
3.75%, due 10/1/30 (d)	4,635,000	4,160,469
Graham Holdings Co.
5.75%, due 6/1/26 (d)	11,107,000	10,886,514
HealthEquity, Inc.
4.50%, due 10/1/29 (d)	2,650,000	2,354,442
Korn Ferry
4.625%, due 12/15/27 (d)	4,000,000	3,780,000
MPH Acquisition Holdings LLC (d)
5.50%, due 9/1/28	3,110,000	2,472,606
5.75%, due 11/1/28	3,000,000	2,158,542
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (d)	7,095,000	6,418,705
Service Corp. International
3.375%, due 8/15/30	2,902,000	2,473,955
4.00%, due 5/15/31	6,650,000	5,840,030
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,722,500
3.875%, due 2/15/31	3,500,000	3,088,750
4.875%, due 1/15/28	1,000,000	956,250

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
5.50%, due 5/15/27	$ 500,000	$ 495,255
Williams Scotsman International, Inc. (d)
4.625%, due 8/15/28	4,270,000	3,884,339
6.125%, due 6/15/25	4,705,000	4,675,473
WW International, Inc.
4.50%, due 4/15/29 (d)	9,615,000	5,168,062
		64,623,524
Computers 0.2%
McAfee Corp.
7.375%, due 2/15/30 (d)	6,205,000	5,202,857
Unisys Corp.
6.875%, due 11/1/27 (d)	355,000	226,313
		5,429,170
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (d)
4.125%, due 4/1/29	6,780,000	5,938,184
5.50%, due 6/1/28	4,000,000	3,832,040
		9,770,224
Distribution & Wholesale 0.6%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (d)	5,845,000	5,508,913
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (d)	3,120,000	2,734,165
Ritchie Bros Holdings, Inc. (d)
6.75%, due 3/15/28	2,065,000	2,126,599
7.75%, due 3/15/31	6,565,000	6,880,251
		17,249,928
Diversified Financial Services 2.0%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (d)	6,787,000	6,831,183
Credit Acceptance Corp.
5.125%, due 12/31/24 (d)	3,055,000	2,903,686
6.625%, due 3/15/26	9,465,000	8,829,575
Enact Holdings, Inc.
6.50%, due 8/15/25 (d)	4,485,000	4,372,875
Jefferies Finance LLC
5.00%, due 8/15/28 (d)	10,185,000	8,622,519
LPL Holdings, Inc. (d)
4.00%, due 3/15/29	7,570,000	6,813,000
4.375%, due 5/15/31	3,630,000	3,209,319
4.625%, due 11/15/27	3,865,000	3,652,425
PennyMac Financial Services, Inc. (d)
4.25%, due 2/15/29	2,700,000	2,148,795
5.75%, due 9/15/31	3,050,000	2,415,325

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
PRA Group, Inc.
7.375%, due 9/1/25 (d)	$ 3,700,000	$ 3,680,578
StoneX Group, Inc.
8.625%, due 6/15/25 (d)	1,298,000	1,304,543
		54,783,823
Electric 1.9%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (d)	4,050,000	3,867,750
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,555,593
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(c)(d)	2,437,329	1,584,264
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (d)	4,650,000	4,045,996
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (d)	4,500,000	4,190,568
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,549,481
Pattern Energy Operations LP
4.50%, due 8/15/28 (d)	4,205,000	3,846,918
PG&E Corp.
5.00%, due 7/1/28	5,185,000	4,893,344
5.25%, due 7/1/30	3,840,000	3,564,672
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,467,920
Vistra Corp. (d)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	3,350,000	2,948,000
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,285,674
Vistra Operations Co. LLC
5.00%, due 7/31/27 (d)	3,300,000	3,120,150
		50,920,330
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. (d)
7.125%, due 6/15/25	4,535,000	4,609,601
7.25%, due 6/15/28	2,500,000	2,567,000
		7,176,601
Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (d)	4,000,000	3,023,040
Railworks Holdings LP
8.25%, due 11/15/28 (d)	2,800,000	2,604,000
TopBuild Corp.
4.125%, due 2/15/32 (d)	4,000,000	3,342,601

	Principal Amount	Value
Corporate Bonds
Engineering & Construction
Weekley Homes LLC
4.875%, due 9/15/28 (d)	$ 5,800,000	$ 4,888,990
		13,858,631
Entertainment 3.2%
Affinity Interactive
6.875%, due 12/15/27 (d)	3,939,000	3,513,665
Allen Media LLC
10.50%, due 2/15/28 (d)	4,040,000	2,211,900
Boyne USA, Inc.
4.75%, due 5/15/29 (d)	3,845,000	3,432,718
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (d)	3,500,000	3,561,250
CCM Merger, Inc.
6.375%, due 5/1/26 (d)	2,170,000	2,118,701
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (d)	6,190,000	5,978,549
Churchill Downs, Inc. (d)
4.75%, due 1/15/28	13,847,000	12,966,677
5.50%, due 4/1/27	9,256,000	9,062,411
International Game Technology plc
6.25%, due 1/15/27 (d)	7,225,000	7,306,281
Jacobs Entertainment, Inc. (d)
6.75%, due 2/15/29	6,470,000	5,652,681
6.75%, due 2/15/29	2,325,000	2,031,296
Live Nation Entertainment, Inc. (d)
3.75%, due 1/15/28	1,860,000	1,664,700
6.50%, due 5/15/27	6,435,000	6,504,138
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (d)	10,940,000	10,376,321
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (d)	2,280,000	1,982,081
Motion Bondco DAC
6.625%, due 11/15/27 (d)	4,500,000	4,152,250
Vail Resorts, Inc.
6.25%, due 5/15/25 (d)	2,800,000	2,806,551
		85,322,170
Food 0.9%
B&G Foods, Inc.
5.25%, due 4/1/25	4,707,000	4,383,394
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (d)	3,300,000	3,200,832
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (d)	5,130,000	4,873,500
Simmons Foods, Inc.
4.625%, due 3/1/29 (d)	6,200,000	5,038,306

	Principal Amount	Value
Corporate Bonds
Food
United Natural Foods, Inc.
6.75%, due 10/15/28 (d)	$ 6,940,000	$ 6,450,105
		23,946,137
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (d)	6,500,000	6,547,840
Forest Products & Paper 1.0%
Glatfelter Corp.
4.75%, due 11/15/29 (d)	2,630,000	1,736,413
Mercer International, Inc.
5.125%, due 2/1/29	9,880,000	8,460,936
5.50%, due 1/15/26	1,000,000	974,010
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	16,695,172
		27,866,531
Gas 0.5%
AmeriGas Partners LP
5.625%, due 5/20/24	4,425,000	4,336,500
5.75%, due 5/20/27	2,485,000	2,338,981
5.875%, due 8/20/26	6,885,000	6,586,673
		13,262,154
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (d)
6.05%, due 2/15/26	1,750,000	1,757,671
6.05%, due 4/15/28	1,750,000	1,750,779
6.30%, due 2/15/30	1,550,000	1,560,702
6.40%, due 4/15/33	1,000,000	1,000,618
Werner FinCo LP
8.75%, due 7/15/25 (d)	4,250,000	3,442,500
		9,512,270
Healthcare-Products 1.2%
Garden Spinco Corp.
8.625%, due 7/20/30 (d)	4,000,000	4,273,702
Hologic, Inc. (d)
3.25%, due 2/15/29	8,500,000	7,562,174
4.625%, due 2/1/28	2,000,000	1,941,440
Teleflex, Inc.
4.25%, due 6/1/28 (d)	9,615,000	9,143,048
4.625%, due 11/15/27	3,500,000	3,418,713
Varex Imaging Corp.
7.875%, due 10/15/27 (d)	4,637,000	4,541,763
		30,880,840

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 4.4%
Acadia Healthcare Co., Inc. (d)
5.00%, due 4/15/29	$ 1,750,000	$ 1,645,000
5.50%, due 7/1/28	1,850,000	1,792,188
Catalent Pharma Solutions, Inc. (d)
3.125%, due 2/15/29	6,995,000	6,149,361
3.50%, due 4/1/30	1,500,000	1,318,245
5.00%, due 7/15/27	4,500,000	4,394,452
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (d)	3,500,000	2,745,575
DaVita, Inc. (d)
3.75%, due 2/15/31	3,200,000	2,524,000
4.625%, due 6/1/30	4,600,000	3,926,514
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,126,495
4.625%, due 4/1/31	4,275,000	3,734,405
4.75%, due 2/1/30	7,650,000	6,955,342
HCA, Inc.
5.375%, due 2/1/25	6,530,000	6,532,732
5.625%, due 9/1/28	1,295,000	1,310,044
5.875%, due 2/15/26	8,000,000	8,118,458
7.50%, due 11/6/33	12,100,000	13,427,368
7.58%, due 9/15/25	3,507,000	3,602,518
7.69%, due 6/15/25	9,035,000	9,343,256
8.36%, due 4/15/24	4,450,000	4,596,174
IQVIA, Inc.
5.00%, due 10/15/26 (d)	9,792,000	9,571,680
LifePoint Health, Inc.
5.375%, due 1/15/29 (d)	4,900,000	2,995,493
ModivCare, Inc.
5.875%, due 11/15/25 (d)	3,850,000	3,691,187
Molina Healthcare, Inc.
3.875%, due 11/15/30 (d)	4,000,000	3,490,070
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (d)	11,850,000	9,584,487
Select Medical Corp.
6.25%, due 8/15/26 (d)	2,000,000	1,940,000
		118,515,044
Holding Companies-Diversified 0.3%
Stena International SA
6.125%, due 2/1/25 (d)	9,525,000	9,153,525
Home Builders 2.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (d)	6,315,000	5,594,676
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (d)	4,855,000	4,267,410

	Principal Amount	Value
Corporate Bonds
Home Builders
Century Communities, Inc.
3.875%, due 8/15/29 (d)	$ 5,155,000	$ 4,420,412
6.75%, due 6/1/27	6,775,000	6,758,081
Installed Building Products, Inc.
5.75%, due 2/1/28 (d)	6,945,000	6,395,384
M/I Homes, Inc.
3.95%, due 2/15/30	2,100,000	1,780,180
4.95%, due 2/1/28	3,000,000	2,774,845
Meritage Homes Corp.
3.875%, due 4/15/29 (d)	6,022,000	5,347,355
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,524,083
4.75%, due 4/1/29	2,748,000	2,397,630
STL Holding Co. LLC
7.50%, due 2/15/26 (d)	2,700,000	2,362,500
Winnebago Industries, Inc.
6.25%, due 7/15/28 (d)	6,785,000	6,489,751
		55,112,307
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,784,872
4.125%, due 4/30/31 (d)	4,323,000	3,732,738
Spectrum Brands, Inc.
5.75%, due 7/15/25	2,840,000	2,803,597
		8,321,207
Housewares 0.3%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,000,000	4,785,983
4.375%, due 2/1/32	3,235,000	2,600,050
		7,386,033
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (d)	6,000,000	5,074,377
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,545,786
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (d)	1,000,000	997,030
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,375,954
NMI Holdings, Inc.
7.375%, due 6/1/25 (d)	3,245,000	3,249,243
Ryan Specialty Group LLC
4.375%, due 2/1/30 (d)	1,000,000	874,378

	Principal Amount	Value
Corporate Bonds
Insurance
USI, Inc.
6.875%, due 5/1/25 (d)	$ 6,750,000	$ 6,648,750
		27,765,518
Internet 2.1%
Cars.com, Inc.
6.375%, due 11/1/28 (d)	5,860,000	5,537,700
Gen Digital, Inc.
6.75%, due 9/30/27 (d)	4,100,000	4,121,320
Netflix, Inc.
5.75%, due 3/1/24	10,899,000	10,954,245
5.875%, due 2/15/25	1,510,000	1,540,200
5.875%, due 11/15/28	8,800,000	9,247,480
Northwest Fiber LLC
4.75%, due 4/30/27 (d)	2,250,000	1,922,234
Uber Technologies, Inc. (d)
7.50%, due 5/15/25	2,400,000	2,430,775
7.50%, due 9/15/27	6,065,000	6,253,682
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	5,984,899
5.25%, due 4/1/25	7,809,000	7,801,429
		55,793,964
Investment Companies 1.6%
Compass Group Diversified Holdings LLC (d)
5.00%, due 1/15/32	3,250,000	2,630,288
5.25%, due 4/15/29	9,375,000	8,253,889
FS Energy and Power Fund
7.50%, due 8/15/23 (d)	23,640,000	23,580,900
Icahn Enterprises LP
5.25%, due 5/15/27	4,000,000	3,753,240
6.25%, due 5/15/26	4,000,000	3,936,300
		42,154,617
Iron & Steel 1.1%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,425,488
Big River Steel LLC
6.625%, due 1/31/29 (d)	7,595,000	7,536,974
Mineral Resources Ltd. (d)
8.125%, due 5/1/27	12,000,000	12,179,400
8.50%, due 5/1/30	3,375,000	3,463,678
		30,605,540
Leisure Time 2.1%
Carnival Corp. (d)
4.00%, due 8/1/28	10,000,000	8,608,300
5.75%, due 3/1/27	16,350,000	13,412,395
6.00%, due 5/1/29	7,620,000	6,057,900

	Principal Amount	Value
Corporate Bonds
Leisure Time
Carnival Corp. (d)
9.875%, due 8/1/27	$ 7,000,000	$ 7,210,665
10.50%, due 2/1/26	7,040,000	7,335,117
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (d)	3,755,000	4,039,479
Royal Caribbean Cruises Ltd. (d)
5.375%, due 7/15/27	3,200,000	2,850,240
5.50%, due 4/1/28	5,500,000	4,855,868
7.25%, due 1/15/30	3,100,000	3,119,375
		57,489,339
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,154,333
4.75%, due 6/15/31 (d)	13,995,000	12,710,259
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32 (d)	1,070,000	902,813
4.00%, due 5/1/31 (d)	10,490,000	9,186,093
4.875%, due 1/15/30	8,125,000	7,782,612
5.75%, due 5/1/28 (d)	2,200,000	2,200,000
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	4,000,000	3,505,611
Series FF
4.625%, due 6/15/30	2,000,000	1,941,726
Station Casinos LLC
4.50%, due 2/15/28 (d)	1,500,000	1,353,750
		50,737,197
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (d)	2,150,000	2,000,596
Vertiv Group Corp.
4.125%, due 11/15/28 (d)	6,755,000	5,960,308
		7,960,904
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (d)	3,000,000	3,099,660
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (d)	2,148,000	1,856,385
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (d)	8,690,000	8,204,229
		13,160,274

	Principal Amount	Value
Corporate Bonds
Media 6.4%
Block Communications, Inc.
4.875%, due 3/1/28 (d)	$ 4,175,000	$ 3,607,550
Cable One, Inc.
4.00%, due 11/15/30 (d)	10,325,000	8,404,247
CCO Holdings LLC
4.25%, due 2/1/31 (d)	12,120,000	9,910,039
4.25%, due 1/15/34 (d)	7,265,000	5,682,102
4.50%, due 8/15/30 (d)	13,555,000	11,453,975
4.50%, due 5/1/32	11,250,000	9,200,475
4.50%, due 6/1/33 (d)	4,700,000	3,783,735
4.75%, due 3/1/30 (d)	7,715,000	6,684,237
5.00%, due 2/1/28 (d)	8,550,000	7,887,375
5.125%, due 5/1/27 (d)	12,000,000	11,340,000
5.375%, due 6/1/29 (d)	4,780,000	4,389,235
CSC Holdings LLC (d)
5.75%, due 1/15/30	6,705,000	3,530,350
6.50%, due 2/1/29	3,090,000	2,566,284
7.50%, due 4/1/28	1,750,000	1,115,625
Directv Financing LLC
5.875%, due 8/15/27 (d)	12,255,000	11,099,353
DISH DBS Corp.
5.125%, due 6/1/29	1,500,000	798,750
7.75%, due 7/1/26	8,000,000	5,280,000
LCPR Senior Secured Financing DAC (d)
5.125%, due 7/15/29	3,780,000	3,185,690
6.75%, due 10/15/27	13,896,000	13,124,772
News Corp. (d)
3.875%, due 5/15/29	10,470,000	9,305,213
5.125%, due 2/15/32	3,085,000	2,892,373
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (d)	4,805,000	3,770,303
Sirius XM Radio, Inc.
4.00%, due 7/15/28 (d)	2,750,000	2,362,085
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(g)(i)	7,000,000	6,505,100
Videotron Ltd. (d)
5.125%, due 4/15/27	5,890,000	5,685,146
5.375%, due 6/15/24	9,580,000	9,524,305
Virgin Media Finance plc
5.00%, due 7/15/30 (d)	3,490,000	2,884,590
VZ Secured Financing BV
5.00%, due 1/15/32 (d)	5,285,000	4,311,054
		170,283,963
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc. (d)
5.00%, due 9/30/27	2,275,000	2,161,989
6.375%, due 6/15/30	3,470,000	3,400,036

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	$ 1,200,000	$ 928,900
		6,490,925
Mining 1.3%
Arconic Corp.
6.00%, due 5/15/25 (d)	2,200,000	2,200,000
Century Aluminum Co.
7.50%, due 4/1/28 (d)	8,725,000	8,288,750
Compass Minerals International, Inc. (d)
4.875%, due 7/15/24	2,250,000	2,136,756
6.75%, due 12/1/27	7,990,000	7,606,840
First Quantum Minerals Ltd.
6.875%, due 10/15/27 (d)	1,800,000	1,735,257
IAMGOLD Corp.
5.75%, due 10/15/28 (d)	9,760,000	7,539,600
Novelis Corp. (d)
3.875%, due 8/15/31	1,500,000	1,263,360
4.75%, due 1/30/30	4,500,000	4,134,577
		34,905,140
Miscellaneous—Manufacturing 0.8%
Amsted Industries, Inc. (d)
4.625%, due 5/15/30	2,615,000	2,349,512
5.625%, due 7/1/27	7,240,000	7,040,900
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,123,400
Hillenbrand, Inc.
5.75%, due 6/15/25	2,000,000	1,995,000
LSB Industries, Inc.
6.25%, due 10/15/28 (d)	8,175,000	7,275,750
		22,784,562
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (d)	4,445,000	3,582,173
Oil & Gas 6.3%
Ascent Resources Utica Holdings LLC (d)
7.00%, due 11/1/26	3,400,000	3,286,440
9.00%, due 11/1/27	2,684,000	3,260,408
California Resources Corp.
7.125%, due 2/1/26 (d)	3,500,000	3,543,155
Civitas Resources, Inc.
5.00%, due 10/15/26 (d)	2,250,000	2,115,025
Comstock Resources, Inc.
6.75%, due 3/1/29 (d)	4,320,000	3,952,973

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (d)	$ 10,805,000	$ 9,454,375
EQT Corp.
6.125%, due 2/1/25 (j)	4,500,000	4,526,764
Gulfport Energy Corp.
8.00%, due 5/17/26	368,464	364,779
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (d)	8,284,024	8,201,184
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(h)
6.00%, due 10/15/24	15,745,000	—
6.375%, due 5/15/25	8,000,000	—
6.375%, due 1/15/26	4,441,000	—
Hilcorp Energy I LP (d)
5.75%, due 2/1/29	1,610,000	1,482,078
6.00%, due 4/15/30	2,400,000	2,212,440
6.25%, due 4/15/32	2,455,000	2,270,875
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	2,906,601
Matador Resources Co.
5.875%, due 9/15/26	7,250,000	7,152,995
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (d)	1,765,000	1,637,038
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,276,500
5.875%, due 9/1/25	1,500,000	1,511,657
6.375%, due 9/1/28	1,500,000	1,553,242
6.45%, due 9/15/36	3,100,000	3,259,433
6.625%, due 9/1/30	1,940,000	2,043,150
7.50%, due 5/1/31	1,200,000	1,323,480
Parkland Corp. (d)
4.50%, due 10/1/29	5,000,000	4,442,700
4.625%, due 5/1/30	3,880,000	3,449,320
5.875%, due 7/15/27	3,130,000	3,036,382
PDC Energy, Inc.
6.125%, due 9/15/24	2,891,000	2,876,545
Permian Resources Operating LLC (d)
5.375%, due 1/15/26	5,700,000	5,402,644
6.875%, due 4/1/27	5,958,000	5,828,835
7.75%, due 2/15/26	5,640,000	5,654,100
Range Resources Corp.
4.75%, due 2/15/30 (d)	1,000,000	911,530
8.25%, due 1/15/29	1,615,000	1,702,073
ROCC Holdings LLC
9.25%, due 8/15/26 (d)	1,895,000	1,996,626
Rockcliff Energy II LLC
5.50%, due 10/15/29 (d)	11,110,000	9,846,404
Southwestern Energy Co.
5.375%, due 3/15/30	3,360,000	3,158,870

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Southwestern Energy Co.
5.70%, due 1/23/25 (j)	$ 1,008,000	$ 1,008,494
8.375%, due 9/15/28	1,600,000	1,682,152
Sunoco LP
4.50%, due 5/15/29	1,690,000	1,551,116
6.00%, due 4/15/27	2,000,000	1,974,574
Talos Production, Inc.
12.00%, due 1/15/26	19,985,000	21,358,169
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (d)	6,829,875	6,693,277
Transocean, Inc.
8.75%, due 2/15/30 (d)	7,330,000	7,476,600
Vital Energy, Inc.
7.75%, due 7/31/29 (d)	3,930,000	3,278,249
		169,663,252
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (d)	8,135,000	7,568,610
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	7,394,625
Weatherford International Ltd. (d)
6.50%, due 9/15/28	4,495,000	4,502,687
8.625%, due 4/30/30	3,970,000	4,061,548
		23,527,470
Packaging & Containers 0.3%
Cascades, Inc. (d)
5.125%, due 1/15/26	2,810,000	2,641,182
5.375%, due 1/15/28	5,200,000	4,938,648
Sealed Air Corp.
6.125%, due 2/1/28 (d)	1,500,000	1,516,733
		9,096,563
Pharmaceuticals 2.6%
1375209 BC Ltd.
9.00%, due 1/30/28 (d)	991,000	982,577
180 Medical, Inc.
3.875%, due 10/15/29 (d)	3,270,000	2,891,354
Bausch Health Cos., Inc. (d)
6.25%, due 2/15/29	600,000	239,508
7.00%, due 1/15/28	1,750,000	695,135
11.00%, due 9/30/28	4,000,000	2,943,360
14.00%, due 10/15/30	347,000	195,344
BellRing Brands, Inc.
7.00%, due 3/15/30 (d)	5,300,000	5,368,741
Jazz Securities DAC
4.375%, due 1/15/29 (d)	8,790,000	8,086,800

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Organon & Co. (d)
4.125%, due 4/30/28	$ 8,200,000	$ 7,495,702
5.125%, due 4/30/31	6,500,000	5,769,676
Owens & Minor, Inc. (d)
4.50%, due 3/31/29	6,310,000	4,922,781
6.625%, due 4/1/30	10,445,000	8,969,644
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (d)(h)(k)	11,616,000	8,641,771
Prestige Brands, Inc. (d)
3.75%, due 4/1/31	10,440,000	8,848,835
5.125%, due 1/15/28	4,895,000	4,745,098
		70,796,326
Pipelines 4.9%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	397,720
Antero Midstream Partners LP (d)
5.375%, due 6/15/29	1,500,000	1,411,711
5.75%, due 1/15/28	1,565,000	1,502,400
CNX Midstream Partners LP
4.75%, due 4/15/30 (d)	2,285,000	1,965,100
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (d)	2,150,000	2,193,000
DT Midstream, Inc. (d)
4.125%, due 6/15/29	1,355,000	1,187,932
4.375%, due 6/15/31	2,975,000	2,591,790
Energy Transfer LP
4.40%, due 3/15/27	4,788,000	4,651,485
EnLink Midstream LLC
6.50%, due 9/1/30 (d)	1,675,000	1,693,777
EQM Midstream Partners LP
4.50%, due 1/15/29 (d)	1,880,000	1,598,000
4.75%, due 1/15/31 (d)	2,700,000	2,241,000
5.50%, due 7/15/28	720,000	653,983
6.00%, due 7/1/25 (d)	1,092,000	1,079,540
6.50%, due 7/1/27 (d)	1,850,000	1,793,168
7.50%, due 6/1/30 (d)	1,480,000	1,433,750
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (d)	5,600,000	5,532,979
Genesis Energy LP
6.25%, due 5/15/26	3,596,000	3,432,452
6.50%, due 10/1/25	1,600,000	1,549,837
7.75%, due 2/1/28	3,500,000	3,393,490
8.00%, due 1/15/27	9,370,000	9,265,618
Harvest Midstream I LP
7.50%, due 9/1/28 (d)	6,965,000	6,946,334
Hess Midstream Operations LP (d)
4.25%, due 2/15/30	2,000,000	1,786,200

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP (d)
5.625%, due 2/15/26	$ 3,300,000	$ 3,266,670
Holly Energy Partners LP (d)
5.00%, due 2/1/28	2,845,000	2,656,024
6.375%, due 4/15/27	1,565,000	1,547,590
ITT Holdings LLC
6.50%, due 8/1/29 (d)	5,310,000	4,483,339
MPLX LP
4.875%, due 12/1/24	3,240,000	3,220,024
4.875%, due 6/1/25	6,708,000	6,658,865
New Fortress Energy, Inc.
6.50%, due 9/30/26 (d)	5,060,000	4,655,200
NGL Energy Operating LLC
7.50%, due 2/1/26 (d)	4,120,000	3,975,320
NGPL PipeCo LLC
4.875%, due 8/15/27 (d)	3,000,000	2,907,496
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,282,441
Plains All American Pipeline LP
Series B
8.974% (3 Month LIBOR + 4.11%), due 5/1/23 (e)(f)	14,265,000	12,627,794
Rockies Express Pipeline LLC (d)
3.60%, due 5/15/25	2,000,000	1,869,986
4.80%, due 5/15/30	4,500,000	3,947,985
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (d)	8,215,000	7,886,400
Tallgrass Energy Partners LP
6.00%, due 3/1/27 (d)	1,500,000	1,419,894
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	7,163,800
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,933,120
		130,803,214
Real Estate 0.6%
Howard Hughes Corp. (The) (d)
4.125%, due 2/1/29	2,000,000	1,693,860
4.375%, due 2/1/31	2,000,000	1,610,000
Newmark Group, Inc.
6.125%, due 11/15/23	9,839,000	9,752,186
Realogy Group LLC (d)
5.25%, due 4/15/30	1,000,000	728,880
5.75%, due 1/15/29	2,750,000	2,058,265
		15,843,191
Real Estate Investment Trusts 2.3%
CTR Partnership LP
3.875%, due 6/30/28 (d)	3,680,000	3,146,400

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
5.30%, due 1/15/29	$ 5,700,000	$ 5,438,655
5.375%, due 4/15/26	1,506,000	1,461,497
MPT Operating Partnership LP
4.625%, due 8/1/29	3,500,000	2,585,625
5.00%, due 10/15/27	7,836,000	6,445,110
RHP Hotel Properties LP
4.50%, due 2/15/29 (d)	2,600,000	2,348,528
4.75%, due 10/15/27	7,325,000	6,864,972
SBA Communications Corp.
3.875%, due 2/15/27	3,000,000	2,832,100
VICI Properties LP (d)
3.875%, due 2/15/29	5,000,000	4,445,600
4.625%, due 6/15/25	3,100,000	2,997,124
5.625%, due 5/1/24	17,465,000	17,312,268
5.75%, due 2/1/27	6,525,000	6,405,148
		62,283,027
Retail 6.2%
1011778 BC ULC (d)
3.50%, due 2/15/29	4,355,000	3,898,814
3.875%, due 1/15/28	6,165,000	5,733,450
4.00%, due 10/15/30	14,205,000	12,180,788
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,214,210
4.625%, due 11/15/29 (d)	5,320,000	4,761,400
4.75%, due 3/1/30	5,212,000	4,664,740
5.00%, due 2/15/32 (d)	2,800,000	2,452,814
CEC Entertainment LLC
6.75%, due 5/1/26 (d)	4,700,000	4,465,000
Dave & Buster's, Inc.
7.625%, due 11/1/25 (d)	3,005,000	3,062,320
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (d)	4,165,000	3,666,450
Ken Garff Automotive LLC
4.875%, due 9/15/28 (d)	6,700,000	5,695,785
KFC Holding Co.
4.75%, due 6/1/27 (d)	5,135,000	4,987,369
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (d)	13,030,000	10,900,898
Lithia Motors, Inc. (d)
4.375%, due 1/15/31	2,000,000	1,722,500
4.625%, due 12/15/27	700,000	651,163
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,732,731
5.625%, due 5/1/27	2,994,000	2,897,529
NMG Holding Co., Inc.
7.125%, due 4/1/26 (d)	21,900,000	20,561,253

	Principal Amount	Value
Corporate Bonds
Retail
Papa John's International, Inc.
3.875%, due 9/15/29 (d)	$ 4,930,000	$ 4,278,648
Patrick Industries, Inc. (d)
4.75%, due 5/1/29	2,295,000	1,991,303
7.50%, due 10/15/27	5,615,000	5,520,163
Penske Automotive Group, Inc.
3.50%, due 9/1/25	2,000,000	1,880,769
PetSmart, Inc.
7.75%, due 2/15/29 (d)	4,005,000	3,931,348
Sonic Automotive, Inc. (d)
4.625%, due 11/15/29	4,510,000	3,777,871
4.875%, due 11/15/31	3,210,000	2,586,924
TPro Acquisition Corp.
11.00%, due 10/15/24 (d)	1,500,000	1,500,000
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(g)(h)	9,675,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	9,996,030
4.625%, due 1/31/32	10,950,000	10,183,500
4.75%, due 1/15/30 (d)	10,432,000	9,966,628
5.375%, due 4/1/32	8,235,000	7,971,727
6.875%, due 11/15/37	2,000,000	2,113,014
		164,947,139
Software 4.1%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (d)	4,405,000	4,360,950
AthenaHealth Group, Inc.
6.50%, due 2/15/30 (d)	3,090,000	2,505,556
Camelot Finance SA
4.50%, due 11/1/26 (d)	4,480,000	4,233,600
Clarivate Science Holdings Corp. (d)
3.875%, due 7/1/28	8,235,000	7,349,485
4.875%, due 7/1/29	13,400,000	12,118,558
CWT Travel Group, Inc. (d)
8.50%, due 11/19/26	2,790,000	2,176,200
8.50%, due 11/19/26	2,297,916	1,792,374
Fair Isaac Corp.
5.25%, due 5/15/26 (d)	3,219,000	3,216,795
MSCI, Inc. (d)
3.25%, due 8/15/33	4,000,000	3,275,797
3.625%, due 9/1/30	4,730,000	4,111,836
3.625%, due 11/1/31	5,000,000	4,281,250
3.875%, due 2/15/31	10,620,000	9,452,862
4.00%, due 11/15/29	9,500,000	8,667,848
Open Text Corp. (d)
3.875%, due 2/15/28	4,560,000	4,069,800
3.875%, due 12/1/29	4,000,000	3,367,097

	Principal Amount	Value
Corporate Bonds
Software
Open Text Corp. (d)
6.90%, due 12/1/27	$ 3,150,000	$ 3,249,540
Open Text Holdings, Inc. (d)
4.125%, due 2/15/30	8,499,000	7,290,945
4.125%, due 12/1/31	3,000,000	2,475,000
PTC, Inc. (d)
3.625%, due 2/15/25	3,400,000	3,279,036
4.00%, due 2/15/28	9,236,000	8,630,729
SS&C Technologies, Inc.
5.50%, due 9/30/27 (d)	5,885,000	5,710,207
Veritas US, Inc.
7.50%, due 9/1/25 (d)	5,160,000	3,884,241
		109,499,706
Telecommunications 3.5%
Connect Finco SARL
6.75%, due 10/1/26 (d)	14,525,000	13,653,500
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (d)	2,500,000	2,272,750
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	1,000,000	946,842
Level 3 Financing, Inc.
3.75%, due 7/15/29 (d)	1,500,000	799,740
Sprint Capital Corp.
6.875%, due 11/15/28	31,815,000	34,186,172
Sprint LLC
7.875%, due 9/15/23	14,030,000	14,133,738
T-Mobile US, Inc.
2.875%, due 2/15/31	5,000,000	4,313,193
3.375%, due 4/15/29	3,000,000	2,735,062
3.50%, due 4/15/31	2,000,000	1,798,337
4.75%, due 2/1/28	11,450,000	11,303,540
5.375%, due 4/15/27	8,875,000	8,904,350
		95,047,224
Toys, Games & Hobbies 0.2%
Mattel, Inc. (d)
3.375%, due 4/1/26	3,200,000	3,012,272
3.75%, due 4/1/29	3,000,000	2,695,425
		5,707,697
Transportation 0.6%
Seaspan Corp.
5.50%, due 8/1/29 (d)	6,450,000	5,029,863

	Principal Amount	Value
Corporate Bonds
Transportation
Watco Cos. LLC
6.50%, due 6/15/27 (d)	$ 12,665,000	$ 11,871,175
		16,901,038
Total Corporate Bonds (Cost $2,527,486,568)		2,335,998,336
Loan Assignments 4.4%
Automobile 0.2%
Dealer Tire Financial LLC
Term Loan B2
9.307% (1 Month SOFR + 4.50%), due 12/14/27 (e)	3,990,000	3,957,581
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.172% (1 Month SOFR + 3.25%), due 10/22/25 (e)	3,567,324	3,565,094
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
Initial Term Loan
8.09% (1 Month LIBOR + 3.25%), due 2/5/27 (e)	1,843,000	1,806,140
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.34% (1 Month LIBOR + 3.50%), due 5/5/28 (e)	6,206,343	6,176,603
		7,982,743
Finance 0.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
9.558% (3 Month LIBOR + 4.75%), due 4/20/28 (e)	2,000,000	2,027,778
RealTruck Group, Inc.
Initial Term Loan
8.59% (1 Month LIBOR + 3.75%), due 1/31/28 (e)	3,340,351	2,961,579
Schweitzer-Mauduit International, Inc.
Term Loan B
8.625% (1 Month LIBOR + 3.75%), due 4/20/28 (e)	5,158,125	4,977,591
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
8.59% (1 Month LIBOR + 3.75%), due 12/1/28 (e)	2,666,250	2,648,253
		12,615,201
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
8.575% (3 Month LIBOR + 3.75%), due 11/16/25 (e)	9,540,607	9,069,539

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.2%
Open Text Corp.
Term Loan B
8.407% (1 Month SOFR + 3.50%), due 8/27/29 (e)	$ 5,000,000	$ 4,981,250
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
2021 Incremental Advance Term Loan B
8.09% (1 Month LIBOR + 3.25%), due 10/18/28 (e)	3,357,500	3,274,610
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
8.09% (1 Month LIBOR + 3.25%), due 4/10/28 (e)	2,403,500	2,395,689
Media 0.3%
Directv Financing LLC
Closing Date Term Loan
9.84% (1 Month LIBOR + 5.00%), due 8/2/27 (e)	7,818,717	7,510,855
Oil & Gas 0.6%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
13.815% (3 Month LIBOR + 9.00%), due 11/1/25 (e)	2,842,000	3,008,967
Brazos Delaware II LLC
Initial Term Loan
8.484% (1 Month SOFR + 3.75%), due 2/11/30 (e)	3,350,000	3,267,647
PetroQuest Energy LLC (a)(g)
Term Loan
12.047% (1 Month LIBOR + 7.50%), due 1/1/28 (e)	819,838	819,838
2020 Term Loan
12.066% (12.07% PIK), due 9/19/26 (c)	629,178	629,178
Term Loan
12.135% (12.07% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (c)(e)	6,449,407	5,804,466
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.279% - 8.34%
(1 Month LIBOR + 3.50%), due 11/17/28 (e)	3,361,750	3,309,223
		16,839,319
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
Initial Term Loan
8.35% (1 Month LIBOR + 3.50%), due 4/13/28 (e)	1,550,000	891,250

	Principal Amount	Value
Loan Assignments
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
8.59% (1 Month LIBOR + 3.75%), due 3/6/28 (e)	$ 23,268,339	$ 22,958,102
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.659% (3 Month LIBOR + 4.50%), due 9/29/28 (e)	3,418,329	3,394,828
Software 0.2%
Cloud Software Group, Inc. (e)
First Lien Term Loan A
9.18% (3 Month SOFR + 4.50%), due 9/29/28	3,000,000	2,701,251
First Lien Dollar Term Loan B
9.498% (3 Month SOFR + 4.50%), due 3/30/29	3,000,000	2,705,892
		5,407,143
Utilities 0.5%
PG&E Corp.
Term Loan
7.875% (1 Month LIBOR + 3.00%), due 6/23/25 (e)	13,128,750	13,079,517
Total Loan Assignments (Cost $119,742,461)		117,922,721
Total Long-Term Bonds (Cost $2,669,557,210)		2,477,454,288

	Shares
Common Stocks 2.3%
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (a)(b)(g)	3,368	—
Distributors 0.1%
ATD New Holdings, Inc. (b)	44,740	2,505,440
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (a)(b)(g)	11,280	113
Electrical Equipment 0.1%
Energy Technologies, Inc. (a)(b)(g)	4,822	2,049,350
Energy Equipment & Services 0.2%
Forum Energy Technologies, Inc. (b)	161,661	4,111,039
Nine Energy Service, Inc. (b)	39,125	217,535
		4,328,574

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 0.1%
Carlson Travel, Inc. (a)(b)(i)	478,813	$ 3,830,504
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc. (i)	115,826	11,003,470
Oil, Gas & Consumable Fuels 1.4%
Chord Energy Corp.	20,045	2,698,057
Gulfport Energy Corp. (b)	311,494	24,919,520
PetroQuest Energy, Inc. (a)(b)(g)	82,247	—
Talos Energy, Inc. (b)	623,880	9,258,379
		36,875,956
Total Common Stocks (Cost $91,023,225)		60,593,407
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (a)(b)(g)	10,741	8,592,800
Total Preferred Stock (Cost $10,297,701)		8,592,800

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (b)(g)
Expires 11/19/26	44,246	1,721
Expires 11/19/28	46,574	6,376
		8,097
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (b)	9,742	82,807
Total Warrants (Cost $8,174,223)		90,904
Total Investments (Cost $2,779,052,359)	95.0%	2,546,731,399
Other Assets, Less Liabilities	5.0	133,157,242
Net Assets	100.0%	$ 2,679,888,641

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $38,136,922, which represented 1.4% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(k)	Issue in default.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 23,533,231	$ —	$ 23,533,231
Corporate Bonds	—	2,329,493,236	6,505,100	2,335,998,336
Loan Assignments	—	110,669,239	7,253,482	117,922,721
Total Long-Term Bonds	—	2,463,695,706	13,758,582	2,477,454,288
Common Stocks	41,204,530	17,339,414	2,049,463	60,593,407
Preferred Stock	—	—	8,592,800	8,592,800
Warrants	82,807	—	8,097	90,904
Total Investments in Securities	$ 41,287,337	$ 2,481,035,120	$ 24,408,942	$ 2,546,731,399

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay International Equity Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.0%
China 4.6%
Meituan (Hotels, Restaurants & Leisure) (a)(b)	48,355	$ 878,302
Tencent Holdings Ltd. (Interactive Media & Services)	409,755	20,022,001
		20,900,303
Denmark 2.5%
Chr Hansen Holding A/S (Chemicals)	150,509	11,422,304
France 13.3%
BioMerieux (Health Care Equipment & Supplies)	94,541	9,974,652
Dassault Systemes SE (Software)	375,953	15,526,842
Edenred (Financial Services)	204,525	12,101,063
Sartorius Stedim Biotech (Life Sciences Tools & Services)	23,424	7,197,745
Teleperformance (Professional Services)	63,749	15,397,359
		60,197,661
Germany 11.8%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	31,652	4,395,979
Deutsche Boerse AG (Capital Markets)	85,257	16,592,846
Nemetschek SE (Software)	70,154	4,810,117
Scout24 SE (Interactive Media & Services) (a)	166,532	9,879,846
Symrise AG (Chemicals)	165,207	17,947,542
		53,626,330
Hong Kong 4.2%
AIA Group Ltd. (Insurance)	1,824,200	19,167,565
India 6.2%
HDFC Bank Ltd. (Banks)	869,868	17,101,624
Housing Development Finance Corp. Ltd. (Financial Services)	345,970	11,085,629
		28,187,253
Israel 4.3%
NICE Ltd., Sponsored ADR (Software) (b)(c)	84,290	19,293,138
Italy 1.1%
Reply SpA (IT Services)	40,432	5,092,393
Japan 8.4%
Benefit One, Inc. (Professional Services)	358,000	5,117,377
Menicon Co. Ltd. (Health Care Equipment & Supplies)	328,200	6,982,323
MonotaRO Co. Ltd. (Trading Companies & Distributors)	558,000	7,014,986
Relo Group, Inc. (Real Estate Management & Development)	377,900	6,021,739
SMS Co. Ltd. (Professional Services)	206,400	5,008,363
TechnoPro Holdings, Inc. (Professional Services)	287,700	7,973,815
		38,118,603
Netherlands 6.8%
Adyen NV (Financial Services) (a)(b)	3,165	5,018,477

	Shares	Value
Common Stocks
Netherlands
IMCD NV (Trading Companies & Distributors)	99,852	$ 16,342,180
Koninklijke DSM NV (Chemicals)	78,932	9,329,178
		30,689,835
Spain 0.1%
Amadeus IT Group SA (Hotels, Restaurants & Leisure) (b)	7,273	486,976
Sweden 2.0%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	792,173	9,115,763
Switzerland 4.8%
Alcon, Inc. (Health Care Equipment & Supplies)	41,249	2,909,704
Belimo Holding AG (Registered) (Building Products)	8,499	4,100,220
Lonza Group AG (Registered) (Life Sciences Tools & Services)	17,343	10,431,210
Straumann Holding AG (Registered) (Health Care Equipment & Supplies)	27,730	4,158,621
		21,599,755
United Kingdom 8.6%
Croda International plc (Chemicals)	118,399	9,510,259
Diageo plc (Beverages)	385,478	17,204,041
St James's Place plc (Capital Markets)	813,159	12,181,930
		38,896,230
United States 18.3%
Accenture plc, Class A (IT Services)	20,546	5,872,252
Aon plc, Class A (Insurance)	21,345	6,729,865
Experian plc (Professional Services)	378,726	12,465,850
Globant SA (IT Services) (b)	82,510	13,532,465
ICON plc (Life Sciences Tools & Services) (b)	88,884	18,984,733
Linde plc (Chemicals)	34,364	12,214,340
STERIS plc (Health Care Equipment & Supplies)	28,413	5,434,839
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	60,279	7,905,591
		83,139,935
Total Common Stocks (Cost $436,926,733)		439,934,044
Short-Term Investments 1.6%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 4.197% (d)	740,773	740,773

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.4%
United States 1.4%
Invesco Government and Agency Portfolio, 4.813% (d)(e)	6,593,826	$ 6,593,826
Total Short-Term Investments (Cost $7,334,599)		7,334,599
Total Investments (Cost $444,261,332)	98.6%	447,268,643
Other Assets, Less Liabilities	1.4	6,336,421
Net Assets	100.0%	$ 453,605,064

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $6,461,374. The Portfolio received cash collateral with a value of $6,593,826.
(d)	Current yield as of March 31, 2023.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 872	$ 15,073	$ (15,204)	$ —	$ —	$ 741	$ 10	$ —	741
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 20,900,303	$ —	$ 20,900,303
Denmark	—	11,422,304	—	11,422,304
France	—	60,197,661	—	60,197,661
Germany	—	53,626,330	—	53,626,330
Hong Kong	—	19,167,565	—	19,167,565
India	—	28,187,253	—	28,187,253
Italy	—	5,092,393	—	5,092,393
Japan	—	38,118,603	—	38,118,603
Netherlands	—	30,689,835	—	30,689,835
Spain	—	486,976	—	486,976
Sweden	—	9,115,763	—	9,115,763
Switzerland	2,909,704	18,690,051	—	21,599,755
United Kingdom	—	38,896,230	—	38,896,230
United States	70,674,085	12,465,850	—	83,139,935
All Other Countries	19,293,138	—	—	19,293,138
Total Common Stocks	92,876,927	347,057,117	—	439,934,044
Short-Term Investments
Affiliated Investment Company	740,773	—	—	740,773
Unaffiliated Investment Company	6,593,826	—	—	6,593,826
Total Short-Term Investments	7,334,599	—	—	7,334,599
Total Investments in Securities	$ 100,211,526	$ 347,057,117	$ —	$ 447,268,643

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.7%
Boeing Co. (The) (a)	52,062	$ 11,059,531
General Dynamics Corp.	20,834	4,754,527
Howmet Aerospace, Inc.	34,088	1,444,308
Huntington Ingalls Industries, Inc.	3,685	762,869
L3Harris Technologies, Inc.	17,628	3,459,319
Lockheed Martin Corp.	21,036	9,944,348
Northrop Grumman Corp.	13,320	6,150,110
Raytheon Technologies Corp.	135,626	13,281,854
Textron, Inc.	19,328	1,365,137
TransDigm Group, Inc.	4,802	3,539,314
		55,761,317
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	10,898	1,082,934
Expeditors International of Washington, Inc.	14,733	1,622,398
FedEx Corp.	21,498	4,912,078
United Parcel Service, Inc., Class B	67,567	13,107,323
		20,724,733
Automobile Components 0.1%
Aptiv plc (a)	25,085	2,814,286
BorgWarner, Inc.	21,676	1,064,509
		3,878,795
Automobiles 1.9%
Ford Motor Co.	362,482	4,567,273
General Motors Co.	129,116	4,735,975
Tesla, Inc. (a)	248,994	51,656,295
		60,959,543
Banks 3.1%
Bank of America Corp.	646,166	18,480,348
Citigroup, Inc.	179,314	8,408,033
Citizens Financial Group, Inc.	45,595	1,384,720
Comerica, Inc.	12,094	525,121
Fifth Third Bancorp	63,268	1,685,460
First Republic Bank	17,200	240,628
Huntington Bancshares, Inc.	133,600	1,496,320
JPMorgan Chase & Co.	271,557	35,386,593
KeyCorp	86,408	1,081,828
M&T Bank Corp.	15,672	1,873,901
PNC Financial Services Group, Inc. (The)	37,125	4,718,588
Regions Financial Corp.	86,470	1,604,883
Truist Financial Corp.	122,838	4,188,776
U.S. Bancorp	128,984	4,649,873
Wells Fargo & Co.	352,776	13,186,767
Zions Bancorp NA	13,843	414,321
		99,326,160

	Shares	Value
Common Stocks
Beverages 1.8%
Brown-Forman Corp., Class B	16,930	$ 1,088,091
Coca-Cola Co. (The)	360,328	22,351,146
Constellation Brands, Inc., Class A	15,031	3,395,353
Keurig Dr Pepper, Inc.	78,670	2,775,478
Molson Coors Beverage Co., Class B	17,405	899,490
Monster Beverage Corp. (a)	70,522	3,808,893
PepsiCo, Inc.	127,506	23,244,344
		57,562,795
Biotechnology 2.3%
AbbVie, Inc.	163,727	26,093,172
Amgen, Inc.	49,436	11,951,153
Biogen, Inc. (a)	13,332	3,706,696
Gilead Sciences, Inc.	115,448	9,578,721
Incyte Corp. (a)	17,133	1,238,202
Moderna, Inc. (a)	30,588	4,697,705
Regeneron Pharmaceuticals, Inc. (a)	9,953	8,178,081
Vertex Pharmaceuticals, Inc. (a)	23,802	7,499,296
		72,943,026
Broadline Retail 2.8%
Amazon.com, Inc. (a)	825,364	85,251,847
eBay, Inc.	50,240	2,229,149
Etsy, Inc. (a)	11,636	1,295,436
		88,776,432
Building Products 0.4%
Allegion plc	8,133	868,035
AO Smith Corp.	11,746	812,236
Carrier Global Corp.	77,235	3,533,501
Johnson Controls International plc	63,607	3,830,414
Masco Corp.	20,829	1,035,618
Trane Technologies plc	21,208	3,901,848
		13,981,652
Capital Markets 2.8%
Ameriprise Financial, Inc.	9,749	2,988,069
Bank of New York Mellon Corp. (The)	68,096	3,094,282
BlackRock, Inc.	13,864	9,276,680
Cboe Global Markets, Inc.	9,821	1,318,371
Charles Schwab Corp. (The)	141,214	7,396,789
CME Group, Inc.	33,303	6,378,191
FactSet Research Systems, Inc.	3,541	1,469,834
Franklin Resources, Inc.	26,404	711,324
Goldman Sachs Group, Inc. (The)	31,351	10,255,226
Intercontinental Exchange, Inc.	51,739	5,395,860
Invesco Ltd.	42,106	690,538
MarketAxess Holdings, Inc.	3,484	1,363,254
Moody's Corp.	14,586	4,463,608

	Shares	Value
Common Stocks
Capital Markets
Morgan Stanley	120,956	$ 10,619,937
MSCI, Inc.	7,403	4,143,385
Nasdaq, Inc.	31,383	1,715,709
Northern Trust Corp.	19,296	1,700,556
Raymond James Financial, Inc.	17,944	1,673,637
S&P Global, Inc.	30,477	10,507,555
State Street Corp.	32,313	2,445,771
T. Rowe Price Group, Inc.	20,766	2,344,481
		89,953,057
Chemicals 1.8%
Air Products and Chemicals, Inc.	20,561	5,905,325
Albemarle Corp.	10,846	2,397,400
Celanese Corp.	9,235	1,005,599
CF Industries Holdings, Inc.	18,163	1,316,636
Corteva, Inc.	65,989	3,979,797
Dow, Inc.	65,258	3,577,443
DuPont de Nemours, Inc.	42,413	3,043,981
Eastman Chemical Co.	10,999	927,656
Ecolab, Inc.	22,941	3,797,424
FMC Corp.	11,662	1,424,280
International Flavors & Fragrances, Inc.	23,604	2,170,624
Linde plc	45,599	16,207,708
LyondellBasell Industries NV, Class A	23,514	2,207,729
Mosaic Co. (The)	31,522	1,446,229
PPG Industries, Inc.	21,759	2,906,567
Sherwin-Williams Co. (The)	21,832	4,907,179
		57,221,577
Commercial Services & Supplies 0.5%
Cintas Corp.	7,997	3,700,052
Copart, Inc. (a)	39,686	2,984,784
Republic Services, Inc.	19,016	2,571,344
Rollins, Inc.	21,429	804,230
Waste Management, Inc.	34,386	5,610,764
		15,671,174
Communications Equipment 0.9%
Arista Networks, Inc. (a)	22,915	3,846,512
Cisco Systems, Inc.	380,329	19,881,698
F5, Inc. (a)	5,566	810,911
Juniper Networks, Inc.	29,975	1,031,740
Motorola Solutions, Inc.	15,480	4,429,292
		30,000,153
Construction & Engineering 0.1%
Quanta Services, Inc.	13,230	2,204,647

	Shares	Value
Common Stocks
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,748	$ 2,040,885
Vulcan Materials Co.	12,305	2,111,046
		4,151,931
Consumer Finance 0.5%
American Express Co.	55,118	9,091,714
Capital One Financial Corp.	35,301	3,394,544
Discover Financial Services	24,719	2,443,226
Synchrony Financial	40,461	1,176,606
		16,106,090
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	41,081	20,411,916
Dollar General Corp.	20,699	4,356,312
Dollar Tree, Inc. (a)	19,249	2,763,194
Kroger Co. (The)	60,307	2,977,357
Sysco Corp.	46,994	3,629,347
Target Corp.	42,616	7,058,488
Walgreens Boots Alliance, Inc.	66,294	2,292,446
Walmart, Inc.	129,829	19,143,286
		62,632,346
Containers & Packaging 0.3%
Amcor plc	137,523	1,565,012
Avery Dennison Corp.	7,496	1,341,259
Ball Corp.	29,063	1,601,662
International Paper Co.	32,928	1,187,384
Packaging Corp. of America	8,567	1,189,356
Sealed Air Corp.	13,361	613,403
Westrock Co.	23,576	718,361
		8,216,437
Distributors 0.2%
Genuine Parts Co.	13,050	2,183,396
LKQ Corp.	23,498	1,333,746
Pool Corp.	3,615	1,237,921
		4,755,063
Diversified Telecommunication Services 0.9%
AT&T, Inc.	659,912	12,703,306
Verizon Communications, Inc.	388,826	15,121,443
		27,824,749
Electric Utilities 1.9%
Alliant Energy Corp.	23,240	1,241,016
American Electric Power Co., Inc.	47,574	4,328,758
Constellation Energy Corp.	30,275	2,376,587
Duke Energy Corp.	71,287	6,877,057
Edison International	35,354	2,495,639

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	18,839	$ 2,029,714
Evergy, Inc.	21,251	1,298,861
Eversource Energy	32,246	2,523,572
Exelon Corp.	92,001	3,853,922
FirstEnergy Corp.	50,286	2,014,457
NextEra Energy, Inc.	183,972	14,180,562
NRG Energy, Inc.	21,329	731,371
PG&E Corp. (a)	149,058	2,410,268
Pinnacle West Capital Corp.	10,475	830,039
PPL Corp.	68,169	1,894,417
Southern Co. (The)	100,790	7,012,968
Xcel Energy, Inc.	50,664	3,416,780
		59,515,988
Electrical Equipment 0.6%
AMETEK, Inc.	21,261	3,089,861
Eaton Corp. plc	36,819	6,308,567
Emerson Electric Co.	52,900	4,609,706
Generac Holdings, Inc. (a)	5,866	633,587
Rockwell Automation, Inc.	10,627	3,118,493
		17,760,214
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	55,049	4,498,604
CDW Corp.	12,535	2,442,946
Corning, Inc.	70,475	2,486,358
Keysight Technologies, Inc. (a)	16,513	2,666,519
TE Connectivity Ltd.	29,298	3,842,433
Teledyne Technologies, Inc. (a)	4,339	1,941,095
Trimble, Inc. (a)	22,833	1,196,906
Zebra Technologies Corp., Class A (a)	4,780	1,520,040
		20,594,901
Energy Equipment & Services 0.4%
Baker Hughes Co.	93,136	2,687,905
Halliburton Co.	83,700	2,648,268
Schlumberger NV	131,481	6,455,717
		11,791,890
Entertainment 1.4%
Activision Blizzard, Inc.	65,935	5,643,377
Electronic Arts, Inc.	24,119	2,905,133
Live Nation Entertainment, Inc. (a)	13,192	923,440
Netflix, Inc. (a)	41,230	14,244,140
Take-Two Interactive Software, Inc. (a)	14,679	1,751,205
Walt Disney Co. (The) (a)	169,126	16,934,586
Warner Bros Discovery, Inc. (a)	204,588	3,089,279
		45,491,160

	Shares	Value
Common Stocks
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B (a)	166,804	$ 51,504,071
Fidelity National Information Services, Inc.	54,935	2,984,619
Fiserv, Inc. (a)	58,791	6,645,147
FleetCor Technologies, Inc. (a)	6,828	1,439,684
Global Payments, Inc.	24,356	2,563,225
Jack Henry & Associates, Inc.	6,758	1,018,566
Mastercard, Inc., Class A	78,112	28,386,682
PayPal Holdings, Inc. (a)	104,743	7,954,183
Visa, Inc., Class A	150,439	33,917,977
		136,414,154
Food Products 1.2%
Archer-Daniels-Midland Co.	50,648	4,034,620
Bunge Ltd.	13,869	1,324,767
Campbell Soup Co.	18,576	1,021,308
Conagra Brands, Inc.	44,126	1,657,373
General Mills, Inc.	54,586	4,664,920
Hershey Co. (The)	13,606	3,461,502
Hormel Foods Corp.	26,812	1,069,263
J M Smucker Co. (The)	9,873	1,553,714
Kellogg Co.	23,697	1,586,751
Kraft Heinz Co. (The)	73,713	2,850,482
Lamb Weston Holdings, Inc.	13,320	1,392,206
McCormick & Co., Inc. (Non-Voting)	23,212	1,931,470
Mondelez International, Inc., Class A	126,215	8,799,710
Tyson Foods, Inc., Class A	26,442	1,568,539
		36,916,625
Gas Utilities 0.0% ‡
Atmos Energy Corp. (b)	13,254	1,489,219
Ground Transportation 0.8%
CSX Corp.	194,642	5,827,581
JB Hunt Transport Services, Inc.	7,684	1,348,235
Norfolk Southern Corp.	21,088	4,470,656
Old Dominion Freight Line, Inc.	8,387	2,858,625
Union Pacific Corp.	56,647	11,400,775
		25,905,872
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	161,421	16,345,490
ABIOMED, Inc. (a)(c)(d)	4,165	4,248
Align Technology, Inc. (a)	6,725	2,247,092
Baxter International, Inc.	46,723	1,895,085
Becton Dickinson & Co.	26,284	6,506,341
Boston Scientific Corp. (a)	132,604	6,634,178
Cooper Cos., Inc. (The)	4,569	1,705,882
Dentsply Sirona, Inc.	19,897	781,554

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Dexcom, Inc. (a)	35,774	$ 4,156,223
Edwards Lifesciences Corp. (a)	57,239	4,735,383
GE HealthCare Technologies, Inc. (a)	33,616	2,757,521
Hologic, Inc. (a)	22,826	1,842,058
IDEXX Laboratories, Inc. (a)	7,667	3,834,113
Insulet Corp. (a)	6,430	2,050,913
Intuitive Surgical, Inc. (a)	32,439	8,287,191
Medtronic plc	123,148	9,928,192
ResMed, Inc.	13,601	2,978,483
STERIS plc	9,192	1,758,246
Stryker Corp.	31,214	8,910,661
Teleflex, Inc.	4,343	1,100,125
Zimmer Biomet Holdings, Inc.	19,428	2,510,098
		90,969,077
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	14,980	2,398,448
Cardinal Health, Inc.	23,852	1,800,826
Centene Corp. (a)	50,989	3,223,015
Cigna Group (The)	27,652	7,065,916
CVS Health Corp.	118,883	8,834,196
DaVita, Inc. (a)	5,076	411,714
Elevance Health, Inc.	22,111	10,166,859
HCA Healthcare, Inc.	19,631	5,176,302
Henry Schein, Inc. (a)	12,549	1,023,245
Humana, Inc.	11,570	5,616,772
Laboratory Corp. of America Holdings	8,203	1,881,932
McKesson Corp.	12,678	4,514,002
Molina Healthcare, Inc. (a)	5,407	1,446,318
Quest Diagnostics, Inc.	10,276	1,453,849
UnitedHealth Group, Inc.	86,502	40,879,980
Universal Health Services, Inc., Class B	5,940	754,974
		96,648,348
Health Care REITs 0.2%
Healthpeak Properties, Inc.	50,621	1,112,143
Ventas, Inc.	37,032	1,605,337
Welltower, Inc.	43,746	3,136,151
		5,853,631
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	66,198	1,091,605
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. (a)	3,591	9,524,804
Caesars Entertainment, Inc. (a)	19,865	969,611
Carnival Corp. (a)(b)	92,778	941,697
Chipotle Mexican Grill, Inc. (a)	2,557	4,368,097

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	11,267	$ 1,748,188
Domino's Pizza, Inc.	3,277	1,080,984
Expedia Group, Inc. (a)	13,686	1,327,953
Hilton Worldwide Holdings, Inc.	24,668	3,474,981
Las Vegas Sands Corp. (a)	30,425	1,747,916
Marriott International, Inc., Class A	24,910	4,136,056
McDonald's Corp.	67,808	18,959,795
MGM Resorts International	29,130	1,293,955
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,919	523,460
Royal Caribbean Cruises Ltd. (a)	20,322	1,327,027
Starbucks Corp.	106,403	11,079,744
Wynn Resorts Ltd. (a)	9,546	1,068,293
Yum! Brands, Inc.	25,922	3,423,778
		66,996,339
Household Durables 0.3%
DR Horton, Inc.	28,930	2,826,172
Garmin Ltd.	14,195	1,432,560
Lennar Corp., Class A	23,473	2,467,247
Mohawk Industries, Inc. (a)	4,870	488,071
Newell Brands, Inc.	34,761	432,427
NVR, Inc. (a)	280	1,560,213
PulteGroup, Inc.	20,886	1,217,236
Whirlpool Corp.	5,046	666,173
		11,090,099
Household Products 1.4%
Church & Dwight Co., Inc.	22,577	1,996,032
Clorox Co. (The)	11,436	1,809,633
Colgate-Palmolive Co.	77,324	5,810,899
Kimberly-Clark Corp.	31,247	4,193,972
Procter & Gamble Co. (The)	218,410	32,475,383
		46,285,919
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	61,839	1,489,083
Industrial Conglomerates 0.8%
3M Co.	50,965	5,356,931
General Electric Co.	100,847	9,640,973
Honeywell International, Inc.	61,857	11,822,110
		26,820,014
Industrial REITs 0.3%
Prologis, Inc.	85,459	10,662,719
Insurance 2.1%
Aflac, Inc.	51,834	3,344,330

	Shares	Value
Common Stocks
Insurance
Allstate Corp. (The)	24,349	$ 2,698,113
American International Group, Inc.	68,785	3,464,013
Aon plc, Class A	19,016	5,995,555
Arch Capital Group Ltd. (a)	34,243	2,324,072
Arthur J. Gallagher & Co.	19,636	3,756,563
Assurant, Inc.	4,879	585,822
Brown & Brown, Inc.	21,762	1,249,574
Chubb Ltd.	38,425	7,461,366
Cincinnati Financial Corp.	14,552	1,630,988
Everest Re Group Ltd.	3,626	1,298,180
Globe Life, Inc.	8,375	921,417
Hartford Financial Services Group, Inc. (The)	29,172	2,032,997
Lincoln National Corp.	14,251	320,220
Loews Corp.	18,058	1,047,725
Marsh & McLennan Cos., Inc.	45,827	7,632,487
MetLife, Inc.	61,017	3,535,325
Principal Financial Group, Inc.	21,067	1,565,699
Progressive Corp. (The)	54,150	7,746,699
Prudential Financial, Inc.	34,070	2,818,952
Travelers Cos., Inc. (The)	21,395	3,667,317
W R Berkley Corp.	18,879	1,175,407
Willis Towers Watson plc	9,884	2,296,844
		68,569,665
Interactive Media & Services 4.7%
Alphabet, Inc. (a)
Class A	551,408	57,197,552
Class C	480,692	49,991,968

Match Group, Inc. (a)	25,858	992,689
Meta Platforms, Inc., Class A (a)	206,062	43,672,780
		151,854,989
IT Services 1.2%
Accenture plc, Class A	58,302	16,663,295
Akamai Technologies, Inc. (a)	14,558	1,139,892
Cognizant Technology Solutions Corp., Class A	47,123	2,871,204
DXC Technology Co. (a)	21,079	538,779
EPAM Systems, Inc. (a)	5,325	1,592,175
Gartner, Inc. (a)	7,316	2,383,333
International Business Machines Corp.	83,704	10,972,757
VeriSign, Inc. (a)	8,481	1,792,290
		37,953,725
Leisure Products 0.0% ‡
Hasbro, Inc.	11,991	643,797
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	27,391	3,789,271

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A (a)	1,993	$ 954,687
Bio-Techne Corp.	14,561	1,080,281
Charles River Laboratories International, Inc. (a)	4,710	950,572
Danaher Corp.	60,684	15,294,795
Illumina, Inc. (a)	14,563	3,386,626
IQVIA Holdings, Inc. (a)	17,192	3,419,317
Mettler-Toledo International, Inc. (a)	2,047	3,132,340
PerkinElmer, Inc.	11,694	1,558,342
Thermo Fisher Scientific, Inc.	36,310	20,927,995
Waters Corp. (a)	5,500	1,702,965
West Pharmaceutical Services, Inc.	6,854	2,374,705
		58,571,896
Machinery 1.8%
Caterpillar, Inc.	48,180	11,025,511
Cummins, Inc.	13,082	3,125,028
Deere & Co.	25,035	10,336,451
Dover Corp.	12,935	1,965,344
Fortive Corp.	32,677	2,227,591
IDEX Corp.	6,982	1,613,052
Illinois Tool Works, Inc.	25,701	6,256,908
Ingersoll Rand, Inc.	37,488	2,181,052
Nordson Corp.	4,976	1,105,966
Otis Worldwide Corp.	38,409	3,241,720
PACCAR, Inc.	48,327	3,537,536
Parker-Hannifin Corp.	11,875	3,991,306
Pentair plc	15,229	841,707
Snap-on, Inc.	4,917	1,213,958
Stanley Black & Decker, Inc.	13,697	1,103,704
Westinghouse Air Brake Technologies Corp.	16,837	1,701,547
Xylem, Inc.	16,688	1,747,234
		57,215,615
Media 0.8%
Charter Communications, Inc., Class A (a)	9,751	3,487,055
Comcast Corp., Class A	389,449	14,764,012
DISH Network Corp., Class A (a)	23,214	216,587
Fox Corp.
Class A	27,489	936,000
Class B	12,761	399,547

Interpublic Group of Cos., Inc. (The)	35,970	1,339,523
News Corp.
Class A	35,313	609,855
Class B	10,889	189,795

Omnicom Group, Inc.	18,767	1,770,479
Paramount Global, Class B (b)	46,756	1,043,126
		24,755,979

	Shares	Value
Common Stocks
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	132,328	$ 5,413,538
Newmont Corp.	73,485	3,602,235
Nucor Corp.	23,423	3,618,151
Steel Dynamics, Inc.	15,442	1,745,873
		14,379,797
Multi-Utilities 0.8%
Ameren Corp.	23,934	2,067,658
CenterPoint Energy, Inc.	58,283	1,717,017
CMS Energy Corp.	26,965	1,655,112
Consolidated Edison, Inc.	32,853	3,143,047
Dominion Energy, Inc.	77,145	4,313,177
DTE Energy Co.	17,937	1,964,819
NiSource, Inc.	37,600	1,051,296
Public Service Enterprise Group, Inc.	46,193	2,884,753
Sempra Energy	29,101	4,398,907
WEC Energy Group, Inc.	29,203	2,768,152
		25,963,938
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	14,582	1,831,353
Boston Properties, Inc.	13,207	714,763
		2,546,116
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	29,766	1,073,362
Chevron Corp.	164,696	26,871,799
ConocoPhillips	113,305	11,240,989
Coterra Energy, Inc.	72,997	1,791,346
Devon Energy Corp.	60,520	3,062,917
Diamondback Energy, Inc.	17,014	2,299,783
EOG Resources, Inc.	54,381	6,233,694
EQT Corp.	33,981	1,084,334
Exxon Mobil Corp.	381,246	41,807,436
Hess Corp.	25,689	3,399,682
Kinder Morgan, Inc.	183,146	3,206,887
Marathon Oil Corp.	58,795	1,408,728
Marathon Petroleum Corp.	42,031	5,667,040
Occidental Petroleum Corp.	67,318	4,202,663
ONEOK, Inc.	41,379	2,629,222
Phillips 66	43,142	4,373,736
Pioneer Natural Resources Co.	21,997	4,492,667
Targa Resources Corp.	20,958	1,528,886
Valero Energy Corp.	35,692	4,982,603
Williams Cos., Inc. (The)	112,763	3,367,103
		134,724,877
Passenger Airlines 0.2%
Alaska Air Group, Inc. (a)	11,807	495,422

	Shares	Value
Common Stocks
Passenger Airlines
American Airlines Group, Inc. (a)	60,237	$ 888,496
Delta Air Lines, Inc. (a)	59,366	2,073,060
Southwest Airlines Co.	55,019	1,790,318
United Airlines Holdings, Inc. (a)	30,267	1,339,315
		6,586,611
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,449	5,286,321
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	196,841	13,643,050
Catalent, Inc. (a)	16,673	1,095,583
Eli Lilly and Co.	73,013	25,074,124
Johnson & Johnson	242,050	37,517,750
Merck & Co., Inc.	234,728	24,972,712
Organon & Co.	23,493	552,555
Pfizer, Inc.	519,682	21,203,026
Viatris, Inc.	112,271	1,080,047
Zoetis, Inc.	43,149	7,181,719
		132,320,566
Professional Services 0.8%
Automatic Data Processing, Inc.	38,361	8,540,309
Broadridge Financial Solutions, Inc.	10,896	1,597,027
CoStar Group, Inc. (a)	37,651	2,592,271
Equifax, Inc.	11,341	2,300,408
Jacobs Solutions, Inc.	11,731	1,378,510
Leidos Holdings, Inc.	12,655	1,165,019
Paychex, Inc.	29,701	3,403,438
Robert Half International, Inc.	9,971	803,364
Verisk Analytics, Inc.	14,478	2,777,749
		24,558,095
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	29,251	2,129,765
Residential REITs 0.3%
AvalonBay Communities, Inc.	12,952	2,176,713
Camden Property Trust	10,196	1,068,949
Equity Residential	31,532	1,891,920
Essex Property Trust, Inc.	5,981	1,250,866
Invitation Homes, Inc.	53,774	1,679,362
Mid-America Apartment Communities, Inc.	10,691	1,614,769
UDR, Inc.	28,631	1,175,589
		10,858,168
Retail REITs 0.3%
Federal Realty OP LP	6,779	669,969

	Shares	Value
Common Stocks
Retail REITs
Kimco Realty Corp.	57,259	$ 1,118,268
Realty Income Corp.	58,062	3,676,486
Regency Centers Corp.	14,258	872,304
Simon Property Group, Inc.	30,269	3,389,220
		9,726,247
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc. (a)	149,272	14,630,149
Analog Devices, Inc.	46,925	9,254,548
Applied Materials, Inc.	78,052	9,587,127
Broadcom, Inc.	38,688	24,819,900
Enphase Energy, Inc. (a)	12,584	2,646,164
First Solar, Inc. (a)	9,179	1,996,433
Intel Corp.	383,005	12,512,773
KLA Corp.	12,821	5,117,759
Lam Research Corp.	12,492	6,622,259
Microchip Technology, Inc.	50,715	4,248,903
Micron Technology, Inc.	101,022	6,095,667
Monolithic Power Systems, Inc.	4,143	2,073,737
NVIDIA Corp.	227,748	63,261,562
NXP Semiconductors NV	23,991	4,473,722
ON Semiconductor Corp. (a)	39,992	3,292,141
Qorvo, Inc. (a)	9,248	939,319
QUALCOMM, Inc.	103,227	13,169,701
Skyworks Solutions, Inc.	14,718	1,736,430
SolarEdge Technologies, Inc. (a)	5,175	1,572,941
Teradyne, Inc.	14,420	1,550,294
Texas Instruments, Inc.	83,897	15,605,681
		205,207,210
Software 9.4%
Adobe, Inc. (a)	42,383	16,333,137
ANSYS, Inc. (a)	8,065	2,684,032
Autodesk, Inc. (a)	19,976	4,158,204
Cadence Design Systems, Inc. (a)	25,396	5,335,446
Ceridian HCM Holding, Inc. (a)	14,244	1,042,946
Fair Isaac Corp. (a)	2,329	1,636,565
Fortinet, Inc. (a)	60,031	3,989,660
Gen Digital, Inc.	52,662	903,680
Intuit, Inc.	26,008	11,595,147
Microsoft Corp.	689,150	198,681,945
Oracle Corp.	142,283	13,220,936
Paycom Software, Inc. (a)	4,464	1,357,101
PTC, Inc. (a)	9,854	1,263,578
Roper Technologies, Inc.	9,818	4,326,694
Salesforce, Inc. (a)	92,580	18,495,632
ServiceNow, Inc. (a)	18,794	8,733,948
Synopsys, Inc. (a)	14,111	5,450,374

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	3,855	$ 1,367,137
		300,576,162
Specialized REITs 1.2%
American Tower Corp.	43,106	8,808,280
Crown Castle, Inc.	40,087	5,365,244
Digital Realty Trust, Inc.	26,619	2,616,914
Equinix, Inc.	8,567	6,177,150
Extra Space Storage, Inc.	12,399	2,020,169
Iron Mountain, Inc.	26,914	1,424,020
Public Storage	14,635	4,421,819
SBA Communications Corp.	9,996	2,609,656
VICI Properties, Inc.	92,922	3,031,115
Weyerhaeuser Co.	67,842	2,044,079
		38,518,446
Specialty Retail 2.1%
Advance Auto Parts, Inc.	5,486	667,152
AutoZone, Inc. (a)	1,737	4,269,807
Bath & Body Works, Inc.	21,147	773,557
Best Buy Co., Inc.	18,231	1,426,940
CarMax, Inc. (a)	14,630	940,416
Home Depot, Inc. (The)	94,357	27,846,638
Lowe's Cos., Inc.	55,984	11,195,121
O'Reilly Automotive, Inc. (a)	5,773	4,901,162
Ross Stores, Inc.	31,882	3,383,637
TJX Cos., Inc. (The)	106,977	8,382,718
Tractor Supply Co.	10,227	2,403,754
Ulta Beauty, Inc. (a)	4,711	2,570,651
		68,761,553
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (e)	1,376,913	227,052,954
Hewlett Packard Enterprise Co.	118,671	1,890,429
HP, Inc.	80,016	2,348,470
NetApp, Inc.	19,958	1,274,318
Seagate Technology Holdings plc	17,778	1,175,481
Western Digital Corp. (a)	29,563	1,113,638
		234,855,290
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	115,324	14,143,336
Ralph Lauren Corp. (b)	3,795	442,763
Tapestry, Inc.	21,856	942,212
VF Corp.	30,585	700,702
		16,229,013
Tobacco 0.7%
Altria Group, Inc.	165,305	7,375,909

	Shares	Value
Common Stocks
Tobacco
Philip Morris International, Inc.	143,521	$ 13,957,417
		21,333,326
Trading Companies & Distributors 0.3%
Fastenal Co.	52,871	2,851,862
United Rentals, Inc.	6,421	2,541,175
WW Grainger, Inc.	4,163	2,867,516
		8,260,553
Water Utilities 0.1%
American Water Works Co., Inc.	17,865	2,617,044
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	54,835	7,942,301
Total Common Stocks (f) (Cost $1,003,447,678)		3,179,385,599

Short-Term Investments 1.1%
Unaffiliated Investment Company 0.0% ‡
Invesco Government and Agency Portfolio, 4.813% (g)(h)	1,873,158	1,873,158

	Principal Amount
U.S. Treasury Debt 1.1%
U.S. Treasury Bills
4.968%, due 6/27/23 (e)(i)	$ 34,600,000	34,226,248
Total Short-Term Investments (Cost $36,063,930)		36,099,406
Total Investments (Cost $1,039,511,608)	100.0%	3,215,485,005
Other Assets, Less Liabilities	(0.0)‡	(460,126)
Net Assets	100.0%	$ 3,215,024,879

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $2,694,679; the total market value of collateral held by the Portfolio was $2,765,473. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $892,315. The Portfolio received cash collateral with a value of $1,873,158.
(c)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.

(f)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(g)	Current yield as of March 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —(a)	$ 9,845	$ (9,845)	$ —	$ —	$ —	$ 3	$ —	—

(a)	Less than $500.
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	167	June 2023	$ 32,544,441	$ 34,550,213	$ 2,005,772

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 3,179,381,351	$ —	$ 4,248	$ 3,179,385,599
Short-Term Investments
Unaffiliated Investment Company	1,873,158	—	—	1,873,158
U.S. Treasury Debt	—	34,226,248	—	34,226,248
Total Short-Term Investments	1,873,158	34,226,248	—	36,099,406
Total Investments in Securities	3,181,254,509	34,226,248	4,248	3,215,485,005
Other Financial Instruments
Futures Contracts (b)	2,005,772	—	—	2,005,772
Total Investments in Securities and Other Financial Instruments	$ 3,183,260,281	$ 34,226,248	$ 4,248	$ 3,217,490,777

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	37,289	$ 2,350,699
Spirit AeroSystems Holdings, Inc., Class A	64,051	2,211,681
		4,562,380
Automobile Components 2.4%
Dana, Inc.	174,660	2,628,633
Gentherm, Inc. (a)	39,631	2,394,505
Visteon Corp. (a)	10,559	1,655,968
XPEL, Inc. (a)	37,301	2,534,603
		9,213,709
Banks 7.8%
Bank OZK	42,887	1,466,735
Banner Corp.	26,061	1,416,937
Berkshire Hills Bancorp, Inc.	67,824	1,699,669
Cadence Bank	167,212	3,471,321
First Hawaiian, Inc.	72,725	1,500,317
First Interstate BancSystem, Inc., Class A	60,634	1,810,531
FNB Corp.	164,110	1,903,676
Home BancShares, Inc.	110,011	2,388,339
OFG Bancorp	73,846	1,841,719
Old National Bancorp	143,477	2,068,938
Pacific Premier Bancorp, Inc.	91,882	2,207,006
Sandy Spring Bancorp, Inc.	78,947	2,051,043
Stellar Bancorp, Inc. (b)	75,269	1,852,370
United Community Banks, Inc.	66,929	1,882,044
Veritex Holdings, Inc.	68,928	1,258,625
WSFS Financial Corp.	37,085	1,394,767
		30,214,037
Beverages 0.4%
Celsius Holdings, Inc. (a)	15,916	1,479,233
Biotechnology 4.9%
ACADIA Pharmaceuticals, Inc. (a)	90,834	1,709,496
Akero Therapeutics, Inc. (a)	10,332	395,302
Ascendis Pharma A/S, ADR (a)	4,033	432,418
Blueprint Medicines Corp. (a)	15,273	687,132
Celldex Therapeutics, Inc. (a)	76,329	2,746,318
Cytokinetics, Inc. (a)	59,000	2,076,210
Immunocore Holdings plc, ADR (a)(b)	11,523	569,697
Intellia Therapeutics, Inc. (a)	14,580	543,397
Karuna Therapeutics, Inc. (a)	6,079	1,104,190
Kymera Therapeutics, Inc. (a)	44,159	1,308,431
Merus NV (a)(b)	124,898	2,298,123
Prothena Corp. plc (a)	9,873	478,544
PTC Therapeutics, Inc. (a)	20,417	989,000
REVOLUTION Medicines, Inc. (a)	20,838	451,351

	Shares	Value
Common Stocks
Biotechnology
Rocket Pharmaceuticals, Inc. (a)	22,710	$ 389,022
Sage Therapeutics, Inc. (a)	42,916	1,800,755
Syndax Pharmaceuticals, Inc. (a)	18,664	394,184
Vaxcyte, Inc. (a)	13,057	489,376
		18,862,946
Building Products 1.3%
Apogee Enterprises, Inc.	47,480	2,053,510
AZEK Co., Inc. (The) (a)	67,548	1,590,080
Zurn Elkay Water Solutions Corp.	67,034	1,431,846
		5,075,436
Capital Markets 1.3%
Greenhill & Co., Inc.	170,568	1,512,938
Hamilton Lane, Inc., Class A	28,613	2,116,790
PJT Partners, Inc., Class A	21,428	1,546,887
		5,176,615
Chemicals 2.8%
Cabot Corp.	32,178	2,466,122
Livent Corp. (a)	84,228	1,829,432
Mativ Holdings, Inc.	96,000	2,061,120
Minerals Technologies, Inc.	26,361	1,592,732
Quaker Chemical Corp.	14,339	2,838,405
		10,787,811
Commercial Services & Supplies 2.5%
BrightView Holdings, Inc. (a)	162,843	915,178
Casella Waste Systems, Inc., Class A (a)	21,735	1,796,615
Deluxe Corp.	62,871	1,005,936
Interface, Inc.	231,849	1,882,614
Loomis AB	58,470	2,001,451
MillerKnoll, Inc.	94,882	1,940,337
		9,542,131
Communications Equipment 0.5%
Calix, Inc. (a)	36,372	1,949,175
Construction & Engineering 1.7%
Ameresco, Inc., Class A (a)(b)	24,837	1,222,477
Badger Infrastructure Solutions Ltd.	108,536	2,624,459
Fluor Corp. (a)	82,236	2,541,915
		6,388,851
Consumer Finance 3.4%
Bread Financial Holdings, Inc.	57,970	1,757,650
Enova International, Inc. (a)	55,319	2,457,823
Navient Corp.	105,338	1,684,355
PRA Group, Inc. (a)	120,612	4,699,043

	Shares	Value
Common Stocks
Consumer Finance
PROG Holdings, Inc. (a)	110,039	$ 2,617,828
		13,216,699
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc. (a)	56,627	2,186,935
Chegg, Inc. (a)	87,837	1,431,743
European Wax Center, Inc., Class A	53,693	1,020,167
H&R Block, Inc.	44,799	1,579,165
		6,218,010
Electric Utilities 0.6%
Portland General Electric Co.	44,617	2,181,325
Electrical Equipment 1.8%
Acuity Brands, Inc.	13,505	2,467,769
EnerSys	29,404	2,554,619
Shoals Technologies Group, Inc., Class A (a)	78,383	1,786,349
		6,808,737
Electronic Equipment, Instruments & Components 1.4%
CTS Corp.	53,983	2,669,999
Novanta, Inc. (a)	15,896	2,528,895
		5,198,894
Energy Equipment & Services 3.6%
Cactus, Inc., Class A	45,884	1,891,797
ChampionX Corp.	72,491	1,966,681
DMC Global, Inc. (a)	86,577	1,902,097
Liberty Energy, Inc.	162,795	2,085,404
Nabors Industries Ltd. (a)	16,819	2,050,404
Patterson-UTI Energy, Inc.	132,981	1,555,878
TechnipFMC plc (a)	174,257	2,378,608
		13,830,869
Financial Services 4.5%
Federal Agricultural Mortgage Corp., Class C	35,320	4,704,271
I3 Verticals, Inc., Class A (a)	89,815	2,203,162
NMI Holdings, Inc., Class A (a)	109,370	2,442,232
Radian Group, Inc.	123,316	2,725,284
Remitly Global, Inc. (a)	141,050	2,390,797
Shift4 Payments, Inc., Class A (a)	38,844	2,944,375
		17,410,121
Food Products 0.8%
Freshpet, Inc. (a)(b)	44,003	2,912,559
Gas Utilities 0.9%
New Jersey Resources Corp.	61,399	3,266,427

	Shares	Value
Common Stocks
Ground Transportation 0.7%
Heartland Express, Inc.	158,387	$ 2,521,521
Health Care Equipment & Supplies 5.0%
Artivion, Inc. (a)	153,926	2,016,431
Glaukos Corp. (a)	23,424	1,173,542
Inari Medical, Inc. (a)	22,993	1,419,588
Inspire Medical Systems, Inc. (a)	13,214	3,093,001
Lantheus Holdings, Inc. (a)	41,757	3,447,458
NuVasive, Inc. (a)	50,319	2,078,678
Omnicell, Inc. (a)	36,508	2,141,924
Shockwave Medical, Inc. (a)	6,763	1,466,421
SI-BONE, Inc. (a)	130,273	2,562,470
		19,399,513
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc. (a)	26,635	1,924,379
AMN Healthcare Services, Inc. (a)	25,616	2,125,103
Cross Country Healthcare, Inc. (a)	63,681	1,421,360
Premier, Inc., Class A	61,844	2,001,890
		7,472,732
Health Care REITs 0.6%
CareTrust REIT, Inc.	121,842	2,385,666
Health Care Technology 0.4%
NextGen Healthcare, Inc. (a)	91,568	1,594,199
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust (b)	131,187	1,841,865
Ryman Hospitality Properties, Inc.	23,860	2,140,958
		3,982,823
Hotels, Restaurants & Leisure 2.5%
Cracker Barrel Old Country Store, Inc. (b)	21,583	2,451,829
Hilton Grand Vacations, Inc. (a)	69,619	3,093,172
Texas Roadhouse, Inc.	13,276	1,434,604
Wingstop, Inc.	15,479	2,841,635
		9,821,240
Household Durables 2.1%
Helen of Troy Ltd. (a)	20,076	1,910,633
Skyline Champion Corp. (a)	83,531	6,284,037
		8,194,670
Household Products 0.6%
Energizer Holdings, Inc.	65,984	2,289,645

	Shares	Value
Common Stocks
Insurance 3.4%
Kemper Corp.	81,087	$ 4,432,215
Lancashire Holdings Ltd.	294,265	2,008,579
ProAssurance Corp.	93,763	1,732,740
SiriusPoint Ltd. (a)	615,888	5,007,170
		13,180,704
Interactive Media & Services 0.9%
Taboola.com Ltd. (a)(b)	798,715	2,172,505
Ziff Davis, Inc. (a)	18,228	1,422,695
		3,595,200
IT Services 0.2%
Perficient, Inc. (a)	10,424	752,508
Leisure Products 0.8%
Sturm Ruger & Co., Inc.	37,172	2,135,160
YETI Holdings, Inc. (a)	27,605	1,104,200
		3,239,360
Machinery 2.1%
Helios Technologies, Inc.	35,128	2,297,371
Kennametal, Inc.	88,977	2,453,986
Middleby Corp. (The) (a)	9,326	1,367,285
REV Group, Inc.	152,805	1,832,132
		7,950,774
Marine Transportation 0.8%
Kirby Corp. (a)	46,411	3,234,847
Media 1.0%
Criteo SA, Sponsored ADR (a)	52,795	1,663,306
Magnite, Inc. (a)	255,814	2,368,838
		4,032,144
Metals & Mining 1.6%
Carpenter Technology Corp.	65,608	2,936,614
Compass Minerals International, Inc.	43,683	1,497,890
MP Materials Corp. (a)	66,196	1,866,065
		6,300,569
Mortgage Real Estate Investment Trusts 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	43,135	1,233,661
Rithm Capital Corp.	200,232	1,601,856
		2,835,517
Office REITs 0.4%
Piedmont Office Realty Trust, Inc., Class A	217,453	1,587,407

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 1.8%
Chord Energy Corp.	20,379	$ 2,743,014
PBF Energy, Inc., Class A	56,373	2,444,333
Viper Energy Partners LP	67,407	1,887,396
		7,074,743
Personal Care Products 1.5%
Edgewell Personal Care Co.	52,391	2,222,426
elf Beauty, Inc. (a)	26,676	2,196,768
Medifast, Inc.	14,016	1,453,039
		5,872,233
Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc. (a)	241,839	1,956,477
Intra-Cellular Therapies, Inc. (a)	14,700	796,005
Pacira BioSciences, Inc. (a)	80,437	3,282,634
Revance Therapeutics, Inc. (a)	18,838	606,772
Verona Pharma plc, ADR (a)(b)	29,159	585,513
		7,227,401
Professional Services 2.8%
ExlService Holdings, Inc. (a)	13,828	2,237,785
Insperity, Inc.	29,237	3,553,757
TriNet Group, Inc. (a)	27,322	2,202,427
Verra Mobility Corp. (a)	170,991	2,893,168
		10,887,137
Real Estate Management & Development 1.0%
Marcus & Millichap, Inc.	65,968	2,118,233
Tricon Residential, Inc. (b)	221,791	1,718,880
		3,837,113
Semiconductors & Semiconductor Equipment 2.2%
Ichor Holdings Ltd. (a)	62,601	2,049,557
MKS Instruments, Inc.	7,033	623,264
Silicon Motion Technology Corp., ADR	26,977	1,767,533
SiTime Corp. (a)	13,600	1,934,328
Synaptics, Inc. (a)	17,787	1,977,025
		8,351,707
Software 5.9%
Adeia, Inc.	242,120	2,145,183
Agilysys, Inc. (a)	30,098	2,483,386
Box, Inc., Class A (a)	81,016	2,170,419
CyberArk Software Ltd. (a)	11,275	1,668,474
DoubleVerify Holdings, Inc. (a)	56,793	1,712,309
Five9, Inc. (a)	16,551	1,196,472
InterDigital, Inc.	32,005	2,333,164
Jamf Holding Corp. (a)	80,381	1,560,999
Manhattan Associates, Inc. (a)	11,002	1,703,660

	Shares	Value
Common Stocks
Software
PowerSchool Holdings, Inc., Class A (a)	75,718	$ 1,500,731
SolarWinds Corp. (a)	266,743	2,293,990
Xperi, Inc. (a)	199,796	2,183,770
		22,952,557
Specialized REITs 0.4%
Uniti Group, Inc.	433,158	1,537,711
Specialty Retail 1.3%
Monro, Inc.	103,802	5,130,933
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	22,690	1,631,865
Crocs, Inc. (a)	18,433	2,330,669
Kontoor Brands, Inc.	40,875	1,977,941
Steven Madden Ltd.	65,118	2,344,248
		8,284,723
Trading Companies & Distributors 4.1%
Air Lease Corp.	51,394	2,023,382
Applied Industrial Technologies, Inc.	20,738	2,947,492
Boise Cascade Co.	43,168	2,730,376
McGrath RentCorp	21,130	1,971,640
MRC Global, Inc. (a)	238,160	2,314,915
Rush Enterprises, Inc., Class A	26,233	1,432,322
WESCO International, Inc.	14,459	2,234,494
		15,654,621
Total Common Stocks (Cost $405,375,333)		375,477,883
Exchange-Traded Funds 1.4%
iShares Russell 2000 ETF (b)	6,634	1,183,506
iShares Russell 2000 Value ETF (b)	30,774	4,216,653
Total Exchange-Traded Funds (Cost $5,775,599)		5,400,159

	Number of Warrants
Warrants 0.1%
Energy Equipment & Services 0.1%
Nabors Industries Ltd.
Expires 6/11/26 (a)	10,100	189,375
Total Warrants (Cost $0)		189,375

	Shares	Value
Short-Term Investments 4.6%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 4.197% (c)	4,225,619	$ 4,225,619
Unaffiliated Investment Companies 3.5%
Goldman Sachs Financial Square Government Fund, 4.824% (c)(d)	2,000,000	2,000,000
Invesco Government and Agency Portfolio, 4.813% (c)(d)	9,724,380	9,724,380
RBC U.S. Government Money Market Fund, 4.832% (c)(d)	2,000,000	2,000,000
Total Unaffiliated Investment Companies (Cost $13,724,380)		13,724,380
Total Short-Term Investments (Cost $17,949,999)		17,949,999
Total Investments (Cost $429,100,931)	103.3%	399,017,416
Other Assets, Less Liabilities	(3.3)	(12,659,766)
Net Assets	100.0%	$ 386,357,650

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $15,055,218; the total market value of collateral held by the Portfolio was $15,482,543. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,758,163. The Portfolio received cash collateral with a value of $13,724,380.
(c)	Current yield as of March 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,651	$ 24,091	$ (23,516)	$ —	$ —	$ 4,226	$ 57	$ —	4,226
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	40	June 2023	$ 3,533,916	$ 3,627,000	$ 93,084

1.	As of March 31, 2023, cash in the amount of $272,800 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 7,540,680	$ 2,001,451	$ —	$ 9,542,131
Insurance	11,172,125	2,008,579	—	13,180,704
All Other Industries	352,755,048	—	—	352,755,048
Total Common Stocks	371,467,853	4,010,030	—	375,477,883
Exchange-Traded Funds	5,400,159	—	—	5,400,159
Warrants	189,375	—	—	189,375
Short-Term Investments
Affiliated Investment Company	4,225,619	—	—	4,225,619
Unaffiliated Investment Companies	13,724,380	—	—	13,724,380
Total Short-Term Investments	17,949,999	—	—	17,949,999
Total Investments in Securities	395,007,386	4,010,030	—	399,017,416
Other Financial Instruments
Futures Contracts (b)	93,084	—	—	93,084
Total Investments in Securities and Other Financial Instruments	$ 395,100,470	$ 4,010,030	$ —	$ 399,110,500

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.9%
Asset-Backed Securities 14.9%
Automobile Asset-Backed Securities 8.0%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,915,000	$ 1,801,116
Series 2021-4, Class D
1.82%, due 2/14/28	1,955,000	1,821,406
Series 2022-1, Class D
2.46%, due 3/13/28	2,855,000	2,655,641
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,345,000	1,192,149
Series 2020-2A, Class A
2.02%, due 2/20/27	790,000	725,761
Series 2023-3A, Class A
5.44%, due 2/22/28	1,460,000	1,459,333
CPS Auto Receivables Trust (a)
Series 2021-A, Class E
2.53%, due 3/15/28	2,100,000	1,958,561
Series 2021-C, Class E
3.21%, due 9/15/28	1,335,000	1,129,774
Series 2020-C, Class E
4.22%, due 5/17/27	855,000	821,056
Series 2019-C, Class E
4.30%, due 7/15/25	1,500,000	1,480,415
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, due 1/16/29	3,135,000	2,948,434
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,710,000	1,589,860
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	1,645,000	1,374,118
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,238,660
Series 2021-4, Class D
2.26%, due 12/15/27	2,985,000	2,651,919
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,240,074
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,188,215
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,160,119
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class C
1.08%, due 6/15/26	1,085,000	1,042,727
Series 2021-2A, Class D
1.42%, due 4/15/27	1,565,000	1,445,144

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	$ 3,630,000	$ 3,288,077
Series 2021-4A, Class C
1.94%, due 10/15/27	745,000	701,638
Series 2021-4A, Class D
2.48%, due 10/15/27	2,285,000	2,087,573
Series 2020-1A, Class C
2.72%, due 11/17/25	2,093,230	2,066,701
Series 2020-1A, Class D
3.68%, due 11/16/26	1,430,000	1,385,518
Series 2019-3A, Class D
3.84%, due 5/15/26	1,635,000	1,591,692
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	695,000	615,608
Series 2021-2A, Class C
2.52%, due 12/27/27	5,027,000	4,329,955
Series 2021-2A, Class D
4.34%, due 12/27/27	3,289,000	2,815,002
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	1,155,000	1,071,955
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	3,260,000	3,040,773
Series 2022-2, Class B
3.44%, due 9/15/27	2,300,000	2,235,414
		57,154,388
Credit Card Asset-Backed Security 0.1%
Golden Credit Card Trust
Series 2021-1A, Class C
1.74%, due 8/15/28 (a)	540,000	478,740
Home Equity Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
5.035% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,280,850	1,239,316
First NLC Trust
Series 2007-1, Class A1
4.915% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	53,822	27,369
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.521% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	18,724	11,594
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
4.945% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	15,559	4,950

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
4.955% (1 Month LIBOR + 0.11%), due 2/25/37	$ 16,416	$ 5,367
Series 2007-HE7, Class M1
6.845% (1 Month LIBOR + 2.00%), due 7/25/37	930,000	694,223
		1,982,819
Other Asset-Backed Securities 6.5%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,441,159	1,243,793
Series 2019-1, Class B
3.85%, due 2/15/28	1,175,481	1,052,614
Series 2021-1, Class B
3.95%, due 7/11/30	1,432,500	1,257,036
Series 2015-2, Class A
4.00%, due 9/22/27	334,202	295,640
AMSR Trust (a)
Series 2020-SFR4, Class A
1.355%, due 11/17/37	2,995,000	2,724,237
Series 2020-SFR5, Class A
1.379%, due 11/17/37	840,000	763,968
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,362,785	1,237,493
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,598,237	4,875,022
Series 2020-1, Class A2
1.99%, due 7/15/60	1,221,037	1,031,581
Series 2020-1, Class B1
2.28%, due 7/15/60	1,305,024	1,178,326
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,290,000	2,165,626
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,515,813	1,223,931
Series 2019-1A, Class A23
4.352%, due 5/20/49	1,495,750	1,410,844
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	4,549,272	4,163,668
Series 2021-SFR2, Class B
1.607%, due 9/17/38	840,000	734,347
Series 2021-SFR1, Class B
1.788%, due 8/17/38	3,755,000	3,299,531
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	2,343,158	2,087,279

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Mosaic Solar Loan Trust
Series 2021-2A, Class B
2.09%, due 4/22/47 (a)	$ 1,825,066	$ 1,443,153
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	3,490,000	2,282,600
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,161,808
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	706,595
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,835,000	1,582,314
Series 2021-1, Class B1
2.41%, due 10/20/61	1,665,000	1,418,541
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	1,790,000	1,745,609
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, due 10/17/27 (a)	1,680,000	1,524,612
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,461,500	1,151,017
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	743,941	739,050
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,682,609	1,677,530
		46,177,765
Total Asset-Backed Securities (Cost $115,710,760)		105,793,712
Corporate Bonds 41.8%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc.
4.40%, due 6/15/28	2,260,000	2,214,278
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,160,000	828,448
BAT International Finance plc
4.448%, due 3/16/28	650,000	617,829
		1,446,277

	Principal Amount	Value
Corporate Bonds
Airlines 1.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 1,640,000	$ 1,613,943
5.75%, due 4/20/29	3,255,000	3,122,313
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,085,002	1,066,764
4.75%, due 10/20/28	2,245,000	2,165,330
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,845,000	1,839,059
		9,807,409
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,085,000	1,005,551
4.125%, due 8/17/27	1,380,000	1,264,411
6.95%, due 3/6/26	1,150,000	1,167,250
General Motors Co.
5.60%, due 10/15/32	685,000	670,670
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	716,946
2.70%, due 6/10/31	2,255,000	1,806,483
4.30%, due 4/6/29	1,400,000	1,301,192
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,353,364
		12,285,867
Auto Parts & Equipment 0.4%
Dana, Inc.
4.50%, due 2/15/32	3,885,000	3,064,935
Banks 14.5%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,814,839
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,895,000	1,631,996
2.687%, due 4/22/32 (c)	2,520,000	2,103,001
3.384%, due 4/2/26 (c)	2,185,000	2,094,893
3.705%, due 4/24/28 (c)	1,695,000	1,601,783
Series MM
4.30%, due 1/28/25 (c)(d)(e)	1,741,000	1,562,500
8.57%, due 11/15/24	455,000	476,202
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	3,750,000	2,563,547
5.20%, due 5/12/26	1,725,000	1,651,153
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(d)	1,000,000	853,750
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	1,720,000	1,474,846
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,600,000	1,242,400
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	2,250,000	1,681,560

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (a)
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(d)	$ 705,000	$ 674,826
BPCE SA (a)
2.045%, due 10/19/27 (c)	1,370,000	1,199,919
5.125%, due 1/18/28	1,490,000	1,476,144
Citigroup, Inc.
2.52%, due 11/3/32 (c)	1,465,000	1,192,597
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(d)	1,915,000	1,565,513
5.50%, due 9/13/25	2,710,000	2,705,042
Series M
6.30%, due 5/15/24 (c)(d)	3,975,000	3,776,250
Citizens Financial Group, Inc.
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	615,000	468,938
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(d)	2,965,000	2,226,418
Credit Suisse Group AG (a)(c)
3.091%, due 5/14/32	2,195,000	1,764,714
6.442%, due 8/11/28	830,000	823,194
Deutsche Bank AG
3.035%, due 5/28/32 (c)	640,000	493,160
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	3,481,002
5.371%, due 9/9/27	1,660,000	1,626,817
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,686,658
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,205,000	968,325
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (c)	1,555,000	1,389,274
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(d)	3,875,000	3,211,431
6.034% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	3,075,000	3,049,170
6.75%, due 10/1/37	1,828,000	1,976,614
Huntington National Bank (The)
3.55%, due 10/6/23	894,000	877,750
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	1,829,460
JPMorgan Chase & Co. (c)
1.764%, due 11/19/31	1,769,000	1,403,985
Series HH
4.60%, due 2/1/25 (d)	882,000	820,260
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,359,525
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	1,048,280
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	2,065,000	1,672,523

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley
2.484%, due 9/16/36 (c)	$ 2,895,000	$ 2,199,328
5.00%, due 11/24/25	2,190,000	2,170,949
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,685,000	2,429,331
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	2,740,000	1,928,549
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,665,000	1,669,249
Popular, Inc.
6.125%, due 9/14/23	1,953,000	1,923,705
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (c)	1,270,000	1,268,829
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	3,455,000	2,656,942
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,256,287
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(d)	3,345,000	2,370,768
Sumitomo Mitsui Trust Bank Ltd.
5.65%, due 3/9/26 (a)	1,825,000	1,855,147
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,847,132
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,410,000	1,165,978
UBS Group AG (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (d)	2,715,000	1,883,529
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	1,300,000	1,246,325
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,534,192
3.35%, due 3/2/33 (c)	1,510,000	1,308,793
Series U
5.875%, due 6/15/25 (c)(d)	595,000	584,588
Series S
5.90%, due 6/15/24 (c)(d)	2,725,000	2,583,436
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,825,000	1,429,940
		102,833,256
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,658,225
Chemicals 0.5%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	3,185,000	2,575,264
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,015,000	926,492
		3,501,756

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.4%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	$ 1,960,000	$ 1,798,553
California Institute of Technology
3.65%, due 9/1/19	1,144,000	803,310
		2,601,863
Computers 1.0%
Dell International LLC
5.25%, due 2/1/28	3,085,000	3,114,979
6.02%, due 6/15/26	625,000	641,447
8.10%, due 7/15/36	670,000	781,605
NCR Corp.
5.00%, due 10/1/28 (a)	3,210,000	2,821,478
		7,359,509
Diversified Financial Services 3.2%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	1,920,649
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,722,458
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	3,325,000	2,425,920
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	1,180,000	787,060
5.75%, due 11/20/25	3,570,000	3,356,821
8.00%, due 11/1/31	2,010,000	2,109,656
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,340,000	2,075,927
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	4,265,000	3,791,858
Capital One Financial Corp.
5.247%, due 7/26/30 (c)	870,000	821,287
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,953,002
OneMain Finance Corp.
3.50%, due 1/15/27	1,175,000	986,132
6.125%, due 3/15/24	880,000	857,247
		22,808,017
Electric 2.6%
AEP Texas, Inc.
4.70%, due 5/15/32	1,460,000	1,426,934
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,850,000	1,913,597
Calpine Corp.
5.125%, due 3/15/28 (a)(e)	1,260,000	1,153,619

	Principal Amount	Value
Corporate Bonds
Electric
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(d)	$ 1,045,000	$ 864,478
Duke Energy Carolinas LLC
4.95%, due 1/15/33	1,205,000	1,237,663
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(d)	2,685,000	2,224,510
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,651,928
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,623,115
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,935,000	2,364,480
Southern California Edison Co.
5.30%, due 3/1/28	2,345,000	2,403,828
WEC Energy Group, Inc.
6.976% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,860,340	1,495,006
		18,359,158
Electronics 0.3%
Arrow Electronics, Inc.
6.125%, due 3/1/26	1,830,000	1,834,209
Environmental Control 0.1%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	911,984
Food 0.6%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	2,290,000	2,186,950
Kraft Heinz Foods Co.
5.00%, due 7/15/35	718,000	718,512
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,599,770
		4,505,232
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	960,183
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,234,579
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,385,267
		3,580,029

	Principal Amount	Value
Corporate Bonds
Home Builders 0.4%
Toll Brothers Finance Corp.
3.80%, due 11/1/29	$ 1,251,000	$ 1,123,856
4.35%, due 2/15/28	2,089,000	1,970,473
		3,094,329
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,890,000	2,642,966
Insurance 1.5%
Lincoln National Corp.
7.234% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	6,418,000	4,187,745
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	2,891,786
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	871,138
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	1,911,045
Willis North America, Inc.
3.875%, due 9/15/49	840,000	629,530
		10,491,244
Internet 0.9%
Expedia Group, Inc.
3.25%, due 2/15/30	1,950,000	1,689,867
5.00%, due 2/15/26	315,000	313,563
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	1,975,000	1,607,206
5.00%, due 12/15/27	3,170,000	3,002,782
		6,613,418
Lodging 1.1%
Hyatt Hotels Corp.
1.80%, due 10/1/24	5,450,000	5,159,756
Marriott International, Inc.
3.75%, due 10/1/25	1,860,000	1,792,317
Series X
4.00%, due 4/15/28	880,000	849,877
		7,801,950
Media 0.4%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	380,000	329,230
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,445,000	1,078,331
Grupo Televisa SAB
5.25%, due 5/24/49	1,335,000	1,254,404
		2,661,965

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
6.599% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	$ 3,055,000	$ 2,310,152
Oil & Gas 0.7%
EQT Corp.
5.678%, due 10/1/25	1,730,000	1,724,814
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	920,000	749,800
Marathon Petroleum Corp.
5.125%, due 12/15/26	2,425,000	2,447,327
		4,921,941
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	161,802
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	944,075
		1,105,877
Pharmaceuticals 0.6%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,285,000	1,162,925
4.75%, due 5/9/27 (e)	2,855,000	2,664,936
7.875%, due 9/15/29	730,000	763,762
		4,591,623
Pipelines 4.6%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,505,960
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,334,900
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,099,643
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,487,108
Enbridge, Inc.
5.70%, due 3/8/33	1,295,000	1,346,986
5.969%, due 3/8/26	2,440,000	2,446,869
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	3,435,000	3,022,800
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	785,000	769,300
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,325,000	1,038,175
4.20%, due 1/31/50	545,000	462,401
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,898,898

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP
4.25%, due 2/15/30 (a)	$ 3,710,000	$ 3,313,401
MPLX LP
4.00%, due 3/15/28	2,500,000	2,391,972
4.125%, due 3/1/27	1,780,000	1,725,450
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,185,188
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,710,000	2,716,436
Targa Resources Corp.
4.20%, due 2/1/33	935,000	841,212
Western Midstream Operating LP
5.50%, due 2/1/50 (g)	1,975,000	1,675,788
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	710,352
		32,972,839
Real Estate 0.2%
Realogy Group LLC
5.25%, due 4/15/30 (a)(e)	1,425,000	1,038,654
Real Estate Investment Trusts 0.7%
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	2,254,000	2,025,703
5.25%, due 7/15/30	465,000	419,282
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,409,000	2,832,811
		5,277,796
Retail 0.6%
AutoNation, Inc.
4.75%, due 6/1/30	1,570,000	1,475,769
Nordstrom, Inc.
4.25%, due 8/1/31	3,200,000	2,288,000
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	505,000	409,171
		4,172,940
Semiconductors 0.4%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,470,000	2,028,566
3.75%, due 2/15/51	910,000	670,174
		2,698,740
Telecommunications 0.7%
Altice France SA
5.125%, due 7/15/29 (a)	3,495,000	2,629,987

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
3.65%, due 6/1/51	$ 1,860,000	$ 1,408,828
T-Mobile US, Inc.
2.625%, due 2/15/29	875,000	770,884
		4,809,699
Total Corporate Bonds (Cost $337,926,149)		296,978,137
Foreign Government Bonds 2.6%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	565,000	488,120
Chile 0.5%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	4,005,000	3,306,334
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,065,000	1,535,072
4.50%, due 1/28/26	650,000	622,578
		2,157,650
Mexico 1.7%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	3,255,000	2,474,078
4.677%, due 2/9/51	2,765,000	1,848,497
Mexico Government Bond
3.75%, due 4/19/71	2,230,000	1,479,245
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,244,837
6.75%, due 9/21/47	4,990,000	3,243,804
		12,290,461
Total Foreign Government Bonds (Cost $24,150,711)		18,242,565
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
8.84% (1 Month LIBOR + 4.00%), due 11/2/27	941,679	867,915

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
TruGreen LP (b)
Second Lien Initial Term Loan
13.325% (3 Month LIBOR + 8.50%), due 11/2/28	$ 645,000	$ 419,250
		1,287,165
Total Loan Assignments (Cost $1,571,118)		1,287,165
Mortgage-Backed Securities 32.7%
Agency (Collateralized Mortgage Obligations) 7.1%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,929,109	132,538
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(h)	9,140,097	364,991
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	3,345,341	108,698
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,192,850	861,519
REMIC, Series 4993, Class KS
1.205% (1 Month LIBOR + 6.05%), due 7/25/50 (b)(h)	5,078,477	760,277
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	1,035,956	158,505
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (h)	5,127,358	669,231
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	2,399,025	351,587
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	3,756,156	569,728
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	2,262,034	353,450
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,723,896	270,229
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	4,572,865	688,515
REMIC, Series 5191
3.50%, due 9/25/50 (h)	2,439,237	401,528
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,943,519	587,397
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,609,056	259,855
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	852,510	654,472
REMIC, Series 311, Class S1
1.266% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	2,525,344	289,637
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (h)	3,942,762	501,212

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	$ 1,786,613	$ 1,503,078
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	507,223	425,157
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	560,444	495,934
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	760,238	633,048
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	14,069,883	263,952
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	11,031,664	207,658
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,756,524	20,337
REMIC, Series 2021-40, Class SI
1.105% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	3,336,392	358,997
REMIC, Series 2022-10, Class SA
1.19% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,882,605	257,298
REMIC, Series 2016-57, Class SN
1.205% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	2,562,054	296,493
REMIC, Series 2019-32, Class SB
1.205% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(h)	2,640,466	288,130
REMIC, Series 2020-23, Class PS
1.205% (1 Month LIBOR + 6.05%), due 2/25/50 (b)(h)	2,934,571	373,297
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (h)	4,005,896	545,331
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	1,058,847	155,770
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,561,599	232,529
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (h)	5,985,987	829,864
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	833,954	102,879
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	4,393,199	668,303
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,774,589	545,953
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,413,746	1,332,122
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	5,975,547	589,320
REMIC, Series 427, Class C77
2.50%, due 9/25/51	4,905,961	723,629

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	$ 720,194	$ 13,443
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 1/20/50 (b)(h)	4,164,126	82,738
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month LIBOR + 3.20%), due 9/20/50 (b)(h)	6,039,124	134,273
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	13,677,926	241,556
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,843,551	192,517
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,781,389	108,444
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	39,042,494	524,013
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	2,016,172	1,578,879
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	2,870,476	2,228,007
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	3,151,422	2,425,200
REMIC, Series 2020-183, Class HT
1.211% (SOFR 30A + 5.77%), due 12/20/50 (b)(h)	4,560,329	402,710
REMIC, Series 2020-34, Class SC
1.289% (1 Month LIBOR + 6.05%), due 3/20/50 (b)(h)	3,360,073	405,267
REMIC, Series 2020-146, Class SA
1.539% (1 Month LIBOR + 6.30%), due 10/20/50 (b)(h)	3,199,355	443,462
REMIC, Series 2021-179, Class SA
1.539% (1 Month LIBOR + 6.30%), due 11/20/50 (b)(h)	3,854,623	558,222
REMIC, Series 2020-189, Class SU
1.539% (1 Month LIBOR + 6.30%), due 12/20/50 (b)(h)	1,019,761	147,802
REMIC, Series 2021-57, Class SA
1.539% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	3,634,368	488,060
REMIC, Series 2021-96, Class NS
1.539% (1 Month LIBOR + 6.30%), due 6/20/51 (b)(h)	5,866,246	774,336
REMIC, Series 2021-96, Class SN
1.539% (1 Month LIBOR + 6.30%), due 6/20/51 (b)(h)	4,030,075	524,183
REMIC, Series 2021-97, Class SM
1.539% (1 Month LIBOR + 6.30%), due 6/20/51 (b)(h)	4,222,078	596,676
REMIC, Series 2021-122, Class HS
1.539% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	3,190,260	463,863
REMIC, Series 2022-137, Class S
1.539% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	4,109,844	542,562
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,665,788	456,796
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	2,013,926	210,729

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (h)	$ 12,505,003	$ 1,275,500
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	2,308,698	273,597
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	4,382,976	461,353
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	4,822,214	494,400
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (h)	635,693	71,413
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	869,774	734,752
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	3,302,357	403,824
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	5,702,981	669,927
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	831,710	113,142
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	5,224,505	594,264
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,457,293	188,034
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	3,728,841	519,384
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51 (h)	4,481,309	611,515
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (h)	2,695,112	372,176
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	4,199,119	585,953
REMIC, Series 2021-162, Class KI
2.50%, due 9/20/51 (h)	4,124,237	575,071
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	4,603,019	602,788
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	5,716,912	810,079
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	571,792	83,152
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,051,474	906,273
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,858,308	325,317
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	3,007,686	453,158
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,808,479	710,714

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	$ 3,906,729	$ 532,518
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	3,933,515	578,536
REMIC, Series 2023-1, Class MA
3.50%, due 5/20/50	1,437,058	1,349,921
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	3,503,650	548,137
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	1,388,173	1,301,828
GNMA, Strips
Series 2023-56
(zero coupon), due 7/20/52	2,305,000	2,042,890
		50,565,802
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.1%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
8.955% (1 Month SOFR + 4.127%), due 1/15/39	1,335,000	1,250,211
Series 2022-DKLX, Class F
9.785% (1 Month SOFR + 4.957%), due 1/15/39	1,850,000	1,718,673
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
5.165% (1 Month LIBOR + 0.48%), due 11/25/35 (a)(b)	908,556	820,609
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A
6.597% (1 Month SOFR + 1.77%), due 5/15/39 (a)(b)	1,830,000	1,775,736
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (i)	2,830,000	2,295,081
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (i)	930,000	813,233
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	1,815,000	1,416,275
Series 2021-21M, Class A
5.414% (1 Month LIBOR + 0.73%), due 10/15/36 (b)	819,513	787,700
Series 2021-VOLT, Class D
6.334% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	1,750,000	1,644,681
Series 2021-ACNT, Class D
6.535% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	1,365,000	1,283,598
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	300,000	251,754
Series 2019-OC11, Class C
3.856%, due 12/9/41	975,000	817,425
Series 2019-OC11, Class D
3.944%, due 12/9/41 (i)	1,085,000	895,351

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class E
3.944%, due 12/9/41 (i)	$ 3,505,000	$ 2,774,318
Series 2021-LBA, Class AJV
5.742% (1 Month SOFR + 0.914%), due 2/15/36 (b)	2,210,000	2,105,859
Series 2023-LIFE, Class C
5.884%, due 2/15/28	500,000	479,881
Series 2018-GW, Class C
5.904% (1 Month LIBOR + 1.22%), due 5/15/35 (b)	1,145,000	1,104,661
Series 2021-MFM1, Class C
6.141% (1 Month SOFR + 1.314%), due 1/15/34 (b)	2,852,894	2,720,293
Series 2021-RISE, Class D
6.434% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	3,095,000	2,899,572
Series 2021-MFM1, Class D
6.441% (1 Month SOFR + 1.614%), due 1/15/34 (b)	2,795,474	2,627,021
Series 2021-LBA, Class DV
6.542% (1 Month SOFR + 1.714%), due 2/15/36 (b)	2,000,000	1,823,285
Series 2021-ARIA, Class E
6.928% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,200,000	2,879,094
BXHPP Trust (a)(b)
Series 2021-FILM, Class C
5.784% (1 Month LIBOR + 1.10%), due 8/15/36	1,675,000	1,506,459
Series 2021-FILM, Class D
6.184% (1 Month LIBOR + 1.50%), due 8/15/36	885,000	790,405
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.016% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,500,000	1,453,039
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,705,000	1,553,925
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,657,500	2,117,380
DROP Mortgage Trust
Series 2021-FILE, Class A
5.83% (1 Month LIBOR + 1.15%), due 10/15/43 (a)(b)	1,505,000	1,387,947
Extended Stay America Trust
Series 2021-ESH, Class D
6.935% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	4,130,269	3,933,447
FREMF Mortgage Trust (a)(i)
REMIC, Series 2016-K58, Class C
3.738%, due 9/25/49	500,000	472,003
REMIC, Series 2017-K63, Class C
3.878%, due 2/25/50	1,925,000	1,807,107
REMIC, Series 2018-K154, Class B
4.025%, due 11/25/32	2,450,000	2,143,820
REMIC, Series 2018-K78, Class B
4.129%, due 6/25/51	855,000	808,308

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
REMIC, Series 2018-K155, Class B
4.166%, due 4/25/33	$ 2,975,000	$ 2,639,952
REMIC, Series 2018-K81, Class B
4.173%, due 9/25/51	140,000	132,418
REMIC, Series 2018-K81, Class C
4.173%, due 9/25/51	2,020,000	1,883,135
REMIC, Series 2018-K84, Class C
4.186%, due 10/25/28	610,000	568,241
REMIC, Series 2018-K76, Class B
4.208%, due 6/25/51	420,000	399,584
REMIC, Series 2018-K79, Class B
4.211%, due 7/25/51	535,000	507,721
REMIC, Series 2018-K80, Class C
4.232%, due 8/25/50	1,385,000	1,296,689
REMIC, Series 2019-K88, Class C
4.383%, due 2/25/52	2,185,000	2,037,646
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	945,000	812,386
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2019-OSB, Class A
3.397%, due 6/5/39	2,140,000	1,883,104
Series 2018-AON, Class B
4.379%, due 7/5/31	2,795,000	2,375,750
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,420,000	1,221,591
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.095% (1 Month LIBOR + 3.25%), due 10/25/49	3,798,112	3,482,906
Series 2020-01, Class M10
8.595% (1 Month LIBOR + 3.75%), due 3/25/50	975,000	903,391
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,545,000	1,267,810
SLG Office Trust
Series 2021-OVA, Class F
2.851%, due 7/15/41 (a)	2,130,000	1,411,485
SMRT
Series 2022-MINI, Class D
6.778% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	3,400,000	3,101,616
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	2,535,000	2,524,986
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	2,520,000	2,295,891

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	$ 2,560,000	$ 2,443,302
		86,347,755
Whole Loan (Collateralized Mortgage Obligations) 13.5%
Alternative Loan Trust
Series 2005-31, Class 1A1
5.405% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	2,306,131	1,965,969
CIM Trust
Series 2021-J2, Class AIOS
0.21%, due 4/25/51 (a)(h)(j)	52,686,322	520,335
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
6.845% (1 Month LIBOR + 2.00%), due 1/25/40	1,495,002	1,485,443
Series 2021-R01, Class 1B1
7.66% (SOFR 30A + 3.10%), due 10/25/41	4,575,000	4,312,071
Series 2020-SBT1, Class 1M2
8.495% (1 Month LIBOR + 3.65%), due 2/25/40	1,700,000	1,695,351
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
6.41% (SOFR 30A + 1.85%), due 1/25/42	1,000,000	945,114
Series 2020-DNA6, Class M2
6.56% (SOFR 30A + 2.00%), due 12/25/50	3,656,724	3,659,074
Series 2021-HQA2, Class M2
6.61% (SOFR 30A + 2.05%), due 12/25/33	3,810,000	3,605,355
Series 2021-HQA3, Class M2
6.66% (SOFR 30A + 2.10%), due 9/25/41	3,320,000	2,988,162
Series 2021-HQA1, Class M2
6.81% (SOFR 30A + 2.25%), due 8/25/33	3,130,000	3,013,013
Series 2020-HQA1, Class B1
7.195% (1 Month LIBOR + 2.35%), due 1/25/50	2,305,000	2,183,090
Series 2020-DNA2, Class B1
7.345% (1 Month LIBOR + 2.50%), due 2/25/50	3,860,000	3,670,466
Series 2021-HQA1, Class B1
7.56% (SOFR 30A + 3.00%), due 8/25/33	4,045,000	3,560,823
Series 2021-DNA5, Class B1
7.61% (SOFR 30A + 3.05%), due 1/25/34	4,450,000	4,086,342
Series 2021-HQA2, Class B1
7.71% (SOFR 30A + 3.15%), due 12/25/33	2,990,000	2,647,077
Series 2021-HQA3, Class B1
7.91% (SOFR 30A + 3.35%), due 9/25/41	4,000,000	3,637,859
Series 2021-DNA6, Class B1
7.96% (SOFR 30A + 3.40%), due 10/25/41	3,110,000	2,914,180
Series 2022-DNA1, Class B1
7.96% (SOFR 30A + 3.40%), due 1/25/42	4,835,000	4,387,755
Series 2022-DNA2, Class M2
8.31% (SOFR 30A + 3.75%), due 2/25/42	2,065,000	1,987,619

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(b)
Series 2019-DNA3, Class B1
8.095% (1 Month LIBOR + 3.25%), due 7/25/49	$ 2,645,000	$ 2,676,779
Series 2018-DNA2, Class B1
8.545% (1 Month LIBOR + 3.70%), due 12/25/30	4,225,000	4,343,631
Series 2019-DNA2, Class B1
9.195% (1 Month LIBOR + 4.35%), due 3/25/49	1,900,000	1,972,562
Series 2019-DNA1, Class B1
9.495% (1 Month LIBOR + 4.65%), due 1/25/49	1,620,000	1,717,063
Series 2018-HQA2, Class B2
15.845% (1 Month LIBOR + 11.00%), due 10/25/48	965,000	1,106,818
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2021-DNA2, Class B1
7.96% (SOFR 30A + 3.40%), due 8/25/33 (a)	1,765,000	1,678,683
Series 2018-DNA1, Class B1
7.995% (1 Month LIBOR + 3.15%), due 7/25/30	1,455,000	1,464,803
FNMA (b)
Series 2021-R02, Class 2M2
6.56% (SOFR 30A + 2.00%), due 11/25/41 (a)	535,000	496,212
Series 2021-R02, Class 2B1
7.86% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,630,000	1,533,677
Series 2018-C01, Class 1B1
8.395% (1 Month LIBOR + 3.55%), due 7/25/30	3,805,000	3,920,245
Series 2017-C05, Class 1B1
8.445% (1 Month LIBOR + 3.60%), due 1/25/30	2,420,000	2,488,973
Series 2018-C03, Class 1B1
8.595% (1 Month LIBOR + 3.75%), due 10/25/30	850,000	879,729
Series 2018-C06, Class 2B1
8.945% (1 Month LIBOR + 4.10%), due 3/25/31	2,180,000	2,287,255
Series 2017-C03, Class 1B1
9.695% (1 Month LIBOR + 4.85%), due 10/25/29	1,838,000	1,961,999
Series 2017-C01, Class 1B1
10.595% (1 Month LIBOR + 5.75%), due 7/25/29	375,000	410,596
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	420,634	403,495
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.285% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	482,558	407,230
MASTR Alternative Loan Trust
Series 2005-5, Class 3A1
5.75%, due 8/25/35	1,538,057	819,994
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.342%, due 8/25/59 (i)	3,277,928	1,949,172
Series 2019-4A, Class B6
4.648%, due 12/25/58 (j)	3,085,290	1,864,152

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust (a)
Series 2019-2A, Class B6
4.869%, due 12/25/57 (j)	$ 1,147,795	$ 735,178
Sequoia Mortgage Trust (a)
Series 2021-4, Class AIO1
0.168%, due 6/25/51 (h)(i)	38,539,557	325,151
Series 2018-7, Class B3
4.254%, due 9/25/48 (j)	1,526,353	1,291,963
STACR Trust (a)(b)
Series 2018-HRP2, Class M3
7.245% (1 Month LIBOR + 2.40%), due 2/25/47	2,096,643	2,093,860
Series 2018-HRP2, Class B1
9.045% (1 Month LIBOR + 4.20%), due 2/25/47	3,100,000	3,186,914
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
4.186% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	771,566	602,710
		95,883,942
Total Mortgage-Backed Securities (Cost $244,590,607)		232,797,499
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	3,030,000	2,114,239
Total Municipal Bond (Cost $3,030,000)		2,114,239
U.S. Government & Federal Agencies 5.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.5%
UMBS Pool, 30 Year
3.50%, due 7/1/52	3,518,739	3,270,275
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.6%
UMBS, 30 Year
4.00%, due 6/1/52	12,533,617	11,987,149
4.00%, due 7/1/52	3,884,362	3,716,200
5.00%, due 11/1/52	9,952,816	9,926,796
5.00%, due 3/1/53	1,835,762	1,830,704
5.00%, due 3/1/53	697,222	695,519
5.50%, due 11/1/52	1,048,842	1,059,388
5.50%, due 2/1/53	1,815,062	1,833,313
6.00%, due 3/1/53	1,770,159	1,806,908
		32,855,977

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Note 0.3%
U.S. Treasury Notes
4.125%, due 1/31/25	$ 2,500,000	$ 2,499,316
Total U.S. Government & Federal Agencies (Cost $39,062,985)		38,625,568
Total Long-Term Bonds (Cost $766,042,330)		695,838,885

	Shares
Short-Term Investments 1.8%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 4.197% (k)	10,729,566	10,729,566
Unaffiliated Investment Company 0.3%
Invesco Government and Agency Portfolio, 4.813% (k)(l)	2,145,425	2,145,425
Total Short-Term Investments (Cost $12,874,991)		12,874,991
Total Investments (Cost $778,917,321)	99.7%	708,713,876
Other Assets, Less Liabilities	0.3	2,337,421
Net Assets	100.0%	$ 711,051,297

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $2,100,810. The Portfolio received cash collateral with a value of $2,145,425.
(f)	Illiquid security—As of March 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $749,800, which represented 0.1% of the Portfolio’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of March 31, 2023.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(k)	Current yield as of March 31, 2023.
(l)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,729	$ 47,232	$ (44,231)	$ —	$ —	$ 10,730	$ 64	$ —	10,730
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	821	June 2023	$ 96,169,552	$ 99,456,454	$ 3,286,902
U.S. Treasury Long Bonds	101	June 2023	12,734,125	13,246,781	512,656
Total Long Contracts					3,799,558
Short Contracts
U.S. Treasury 2 Year Notes	(300)	June 2023	(61,431,229)	(61,935,938)	(504,709)
U.S. Treasury 5 Year Notes	(705)	June 2023	(75,549,135)	(77,203,009)	(1,653,874)
U.S. Treasury 10 Year Notes	(293)	June 2023	(32,789,740)	(33,672,109)	(882,369)
U.S. Treasury Ultra Bonds	(122)	June 2023	(16,720,091)	(17,217,250)	(497,159)
Total Short Contracts					(3,538,111)
Net Unrealized Appreciation					$ 261,447

1.	As of March 31, 2023, cash in the amount of $1,416,319 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 105,793,712	$ —	$ 105,793,712
Corporate Bonds	—	296,978,137	—	296,978,137
Foreign Government Bonds	—	18,242,565	—	18,242,565
Loan Assignments	—	1,287,165	—	1,287,165
Mortgage-Backed Securities	—	232,797,499	—	232,797,499
Municipal Bond	—	2,114,239	—	2,114,239
U.S. Government & Federal Agencies	—	38,625,568	—	38,625,568
Total Long-Term Bonds	—	695,838,885	—	695,838,885
Short-Term Investments
Affiliated Investment Company	10,729,566	—	—	10,729,566
Unaffiliated Investment Company	2,145,425	—	—	2,145,425
Total Short-Term Investments	12,874,991	—	—	12,874,991
Total Investments in Securities	12,874,991	695,838,885	—	708,713,876
Other Financial Instruments
Futures Contracts (b)	3,799,558	—	—	3,799,558
Total Investments in Securities and Other Financial Instruments	$ 16,674,549	$ 695,838,885	$ —	$ 712,513,434
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (3,538,111)	$ —	$ —	$ (3,538,111)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 4.0%
South32 Ltd. (Metals & Mining)	3,146,316	$ 9,331,783
Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	239,457	5,395,494
		14,727,277
Brazil 1.2%
Adecoagro SA (Food Products)	555,036	4,490,241
Canada 15.5%
Cameco Corp. (Oil, Gas & Consumable Fuels)	584,946	15,308,037
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)(b)	802,110	7,246,588
Li-Cycle Holdings Corp. (Commercial Services & Supplies) (a)(b)	84,588	476,230
NexGen Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,316,263	5,054,684
Nutrien Ltd. (Chemicals) (b)	174,476	12,885,053
Teck Resources Ltd., Class B (Metals & Mining)	465,471	16,989,691
		57,960,283
Chile 0.7%
Antofagasta plc (Metals & Mining)	134,055	2,623,176
Monaco 1.4%
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	94,405	5,315,945
Netherlands 5.1%
OCI NV (Chemicals)	73,948	2,510,230
Shell plc (Oil, Gas & Consumable Fuels)	581,332	16,646,853
		19,157,083
Norway 3.0%
Frontline plc (Oil, Gas & Consumable Fuels)	459,514	7,609,552
Norsk Hydro ASA (Metals & Mining)	486,005	3,634,411
		11,243,963
South Africa 1.5%
Anglo American plc (Metals & Mining)	164,088	5,430,906
United States 64.5%
Alcoa Corp. (Metals & Mining)	397,083	16,899,852
Archer-Daniels-Midland Co. (Food Products)	119,485	9,518,175
Bunge Ltd. (Food Products)	86,698	8,281,393
Caterpillar, Inc. (Machinery)	16,410	3,755,264
CF Industries Holdings, Inc. (Chemicals)	174,080	12,619,059
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	71,935	5,469,937
ConocoPhillips (Oil, Gas & Consumable Fuels)	150,780	14,958,884
Darling Ingredients, Inc. (Food Products) (a)	45,152	2,636,877
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	513,048	2,862,808
Energy Recovery, Inc. (Machinery) (a)	75,213	1,733,660
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	91,441	10,481,882

	Shares	Value
Common Stocks
United States
EQT Corp. (Oil, Gas & Consumable Fuels)	198,311	$ 6,328,104
Flowserve Corp. (Machinery)	113,314	3,852,676
Fluor Corp. (Construction & Engineering) (a)	404,190	12,493,513
Freeport-McMoRan, Inc. (Metals & Mining)	460,913	18,855,951
Halliburton Co. (Energy Equipment & Services)	202,403	6,404,031
Hess Corp. (Oil, Gas & Consumable Fuels)	129,844	17,183,555
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	96,728	13,041,836
Mosaic Co. (The) (Chemicals)	128,567	5,898,654
MP Materials Corp. (Metals & Mining) (a)	30,793	868,055
NOV, Inc. (Energy Equipment & Services)	294,832	5,457,340
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	290,928	18,162,635
Schlumberger NV (Energy Equipment & Services)	317,175	15,573,292
Terex Corp. (Machinery)	63,490	3,071,646
Transocean Ltd. (Energy Equipment & Services) (a)(b)	1,837,533	11,686,710
Weatherford International plc (Energy Equipment & Services) (a)	207,976	12,343,376
		240,439,165
Zambia 2.5%
First Quantum Minerals Ltd. (Metals & Mining)	407,257	9,362,542
Total Common Stocks (Cost $333,804,101)		370,750,581
Short-Term Investments 5.0%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 4.197% (c)	1,171,919	1,171,919
Unaffiliated Investment Companies 4.7%
United States 4.7%
Invesco Government and Agency Portfolio, 4.813% (c)(d)	2,468,971	2,468,971
RBC U.S. Government Money Market Fund, 4.832% (c)(d)	15,000,000	15,000,000
Total Unaffiliated Investment Companies (Cost $17,468,971)		17,468,971
Total Short-Term Investments (Cost $18,640,890)		18,640,890
Total Investments (Cost $352,444,991)	104.4%	389,391,471
Other Assets, Less Liabilities	(4.4)	(16,395,558)
Net Assets	100.0%	$ 372,995,913

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $25,146,468; the total market value of collateral held by the Portfolio was $25,885,092. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,416,121. The Portfolio received cash collateral with a value of $17,468,971.
(c)	Current yield as of March 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,917	$ 29,109	$ (29,854)	$ —	$ —	$ 1,172	$ 36	$ —	1,172
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 14,727,277	$ —	$ 14,727,277
Chile	—	2,623,176	—	2,623,176
Netherlands	—	19,157,083	—	19,157,083
Norway	7,609,552	3,634,411	—	11,243,963
South Africa	—	5,430,906	—	5,430,906
All Other Countries	317,568,176	—	—	317,568,176
Total Common Stocks	325,177,728	45,572,853	—	370,750,581
Short-Term Investments
Affiliated Investment Company	1,171,919	—	—	1,171,919
Unaffiliated Investment Companies	17,468,971	—	—	17,468,971
Total Short-Term Investments	18,640,890	—	—	18,640,890
Total Investments in Securities	$ 343,818,618	$ 45,572,853	$ —	$ 389,391,471

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.8%
Equity Funds 56.7%
IQ 500 International ETF (a)	664,600	$ 20,570,433
IQ Candriam ESG International Equity ETF (a)	775,929	20,608,674
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,059,777	37,388,403
IQ Chaikin U.S. Large Cap ETF (a)	889,471	28,722,709
IQ Chaikin U.S. Small Cap ETF	340,091	10,784,286
IQ FTSE International Equity Currency Neutral ETF (a)	716,440	16,528,271
MainStay Epoch Capital Growth Fund Class I	248,515	2,965,997
MainStay Epoch International Choice Fund Class I	401,664	15,254,820
MainStay VP American Century Sustainable Equity Portfolio Initial Class	2,867,660	33,937,320
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	3,011,415	20,817,915
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,753,285	29,136,615
MainStay VP MacKay International Equity Portfolio Initial Class	1,361,765	14,988,405
MainStay VP S&P 500 Index Portfolio Initial Class	169,011	12,658,584
MainStay VP Small Cap Growth Portfolio Initial Class	1,737,298	17,277,606
MainStay VP Wellington Growth Portfolio Initial Class	1,866,586	37,317,345
MainStay VP Wellington Mid Cap Portfolio Initial Class	2,506,438	19,331,655
MainStay VP Wellington Small Cap Portfolio Initial Class	1,701,447	13,259,544
MainStay VP Wellington U.S. Equity Portfolio Initial Class	846,302	19,216,634
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	1,752,071	36,916,312
MainStay WMC Enduring Capital Fund Class R6	496,488	14,901,378
MainStay WMC International Research Equity Fund Class I	2,136,510	14,913,480
MainStay WMC Value Fund Class R6	953,058	27,087,722
Total Equity Funds (Cost $501,287,106)		464,584,108
Fixed Income Funds 34.1%
IQ MacKay ESG Core Plus Bond ETF (a)	1,401,859	29,663,337
MainStay MacKay Short Duration High Yield Fund Class I	2,437,422	22,606,600
MainStay VP Bond Portfolio Initial Class	2,255,522	28,049,669
MainStay VP Floating Rate Portfolio Initial Class	4,931,507	41,541,041
MainStay VP Indexed Bond Portfolio Initial Class	14,757,398	129,536,016
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,166,831	19,368,223
MainStay VP PIMCO Real Return Portfolio Initial Class	1,000,232	8,473,168
Total Fixed Income Funds (Cost $312,631,223)		279,238,054
Total Affiliated Investment Companies (Cost $813,918,329)		743,822,162

	Shares	Value
Short-Term Investment 9.0%
Affiliated Investment Company 9.0%
MainStay U.S. Government Liquidity Fund, 4.197% (a)(b)	73,932,668	$ 73,932,668
Total Short-Term Investment (Cost $73,932,668)	9.0%	73,932,668
Total Investments (Cost $887,850,997)	99.8%	817,754,830
Other Assets, Less Liabilities	0.2	1,606,649
Net Assets	100.0%	$ 819,361,479

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 20,603	$ —	$ (1,904)	$ 108	$ 1,763	$ 20,570	$ —	$ —	665
IQ Candriam ESG International Equity ETF	20,524	—	(1,340)	308	1,117	20,609	124	—	776
IQ Candriam ESG U.S. Large Cap Equity ETF	36,306	124	(2,683)	536	3,105	37,388	127	—	1,060
IQ Chaikin U.S. Large Cap ETF	29,044	—	(1,135)	289	525	28,723	126	—	889
IQ Chaikin U.S. Small Cap ETF	10,212	848	(206)	(13)	(57)	10,784	51	—	340
IQ FTSE International Equity Currency Neutral ETF	16,242	—	(1,006)	61	1,231	16,528	98	—	716
IQ MacKay ESG Core Plus Bond ETF	28,762	805	(623)	(90)	809	29,663	205	—	1,402
MainStay Epoch Capital Growth Fund Class I	2,888	—	(211)	(36)	325	2,966	—	—	249
MainStay Epoch International Choice Fund Class I	14,906	—	(1,394)	14	1,729	15,255	—	—	402
MainStay MacKay Short Duration High Yield Fund Class I	22,722	797	(1,263)	(83)	434	22,607	324	—	2,437
MainStay U.S. Government Liquidity Fund	82,310	30,008	(38,385)	—	—	73,933	857	—	73,933
MainStay VP American Century Sustainable Equity Portfolio Initial Class	33,749	—	(2,084)	56	2,216	33,937	—	—	2,868
MainStay VP Bond Portfolio Initial Class	27,135	688	(591)	(93)	911	28,050	—	—	2,256
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	20,762	133	(1,072)	(478)	1,473	20,818	—	—	3,011
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	30,211	156	(837)	69	(462)	29,137	—	—	1,753
MainStay VP Floating Rate Portfolio Initial Class	42,220	1,166	(2,288)	(115)	558	41,541	812	—	4,932
MainStay VP Indexed Bond Portfolio Initial Class	124,844	3,413	(2,686)	(782)	4,747	129,536	—	—	14,757
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	19,279	383	(1,005)	(185)	896	19,368	—	—	2,167
MainStay VP MacKay International Equity Portfolio Initial Class	14,856	—	(890)	(388)	1,410	14,988	—	—	1,362
MainStay VP PIMCO Real Return Portfolio Initial Class	8,280	233	(288)	(15)	263	8,473	—	—	1,000
MainStay VP S&P 500 Index Portfolio Initial Class	12,369	16	(631)	96	809	12,659	—	—	169
MainStay VP Small Cap Growth Portfolio Initial Class	16,605	447	(810)	(298)	1,334	17,278	—	—	1,737
MainStay VP Wellington Growth Portfolio Initial Class	36,156	225	(3,712)	(3,240)	7,888	37,317	—	—	1,867

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Wellington Mid Cap Portfolio Initial Class	$ 19,598	$ 57	$ (1,113)	$ (1,020)	$ 1,810	$ 19,332	$ —	$ —	2,506
MainStay VP Wellington Small Cap Portfolio Initial Class	13,342	410	(708)	(376)	592	13,260	—	—	1,701
MainStay VP Wellington U.S. Equity Portfolio Initial Class	19,349	—	(1,342)	(672)	1,882	19,217	—	—	846
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	35,054	793	(2,752)	(949)	4,770	36,916	—	—	1,752
MainStay WMC Enduring Capital Fund Class R6	15,971	—	(1,282)	(87)	299	14,901	—	—	496
MainStay WMC International Research Equity Fund Class I	15,147	—	(1,250)	(409)	1,425	14,913	—	—	2,137
MainStay WMC Value Fund Class R6	28,256	—	(829)	(338)	(1)	27,088	—	—	953
	$817,702	$40,702	$(76,320)	$(8,130)	$43,801	$817,755	$2,724	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	8,371	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.25%	12/4/23	Daily	596	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(12,731)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(12,332)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	8,157	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(21,397)	—
Citibank NA	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	23,097	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	8,182	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(31,806)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	42,371	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	7,480	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	4,625	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,505	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(8,478)	—
						$ —

1.	As of March 31, 2023, cash in the amount $7,990,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 464,584,108	$ —	$ —	$ 464,584,108
Fixed Income Funds	279,238,054	—	—	279,238,054
Total Affiliated Investment Companies	743,822,162	—	—	743,822,162
Short-Term Investment
Affiliated Investment Company	73,932,668	—	—	73,932,668
Total Investments in Securities	$ 817,754,830	$ —	$ —	$ 817,754,830

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.6%
Equity Funds 77.3%
IQ 500 International ETF (a)	1,387,442	$ 42,943,550
IQ Candriam ESG International Equity ETF (a)	1,619,894	43,024,385
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	2,000,448	70,574,805
IQ Chaikin U.S. Large Cap ETF (a)	1,842,041	59,483,004
IQ Chaikin U.S. Small Cap ETF (a)	1,301,885	41,282,773
IQ FTSE International Equity Currency Neutral ETF (a)	1,129,389	26,055,004
MainStay Epoch Capital Growth Fund Class I	392,020	4,678,723
MainStay Epoch International Choice Fund Class I	914,593	34,735,408
MainStay VP American Century Sustainable Equity Portfolio Initial Class	5,518,954	65,314,064
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	6,652,417	45,988,160
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	3,588,707	59,638,217
MainStay VP MacKay International Equity Portfolio Initial Class	3,100,878	34,130,120
MainStay VP S&P 500 Index Portfolio Initial Class	266,488	19,959,414
MainStay VP Small Cap Growth Portfolio Initial Class	4,961,470	49,342,314
MainStay VP Wellington Growth Portfolio Initial Class	3,540,400	70,780,736
MainStay VP Wellington Mid Cap Portfolio Initial Class	6,570,235	50,674,907
MainStay VP Wellington Small Cap Portfolio Initial Class	5,641,242	43,962,762
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,501,789	34,100,515
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	3,345,205	70,483,813
MainStay WMC Enduring Capital Fund Class R6	1,019,713	30,605,266
MainStay WMC International Research Equity Fund Class I	4,864,885	33,958,360
MainStay WMC Value Fund Class R6	2,016,568	57,314,702
Total Equity Funds (Cost $1,066,707,757)		989,031,002
Fixed Income Funds 13.3%
IQ MacKay ESG Core Plus Bond ETF	200,891	4,250,853
MainStay MacKay Short Duration High Yield Fund Class I	3,690,908	34,232,432
MainStay VP Bond Portfolio Initial Class	323,224	4,019,616
MainStay VP Floating Rate Portfolio Initial Class	7,700,067	64,862,288
MainStay VP Indexed Bond Portfolio Initial Class	2,119,965	18,608,415
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	3,538,110	31,625,394
MainStay VP PIMCO Real Return Portfolio Initial Class	1,576,706	13,356,594
Total Fixed Income Funds (Cost $174,797,372)		170,955,592
Total Affiliated Investment Companies (Cost $1,241,505,129)		1,159,986,594

	Shares	Value
Short-Term Investment 9.3%
Affiliated Investment Company 9.3%
MainStay U.S. Government Liquidity Fund, 4.197% (a)(b)	118,931,933	$ 118,931,933
Total Short-Term Investment (Cost $118,931,933)	9.3%	118,931,933
Total Investments (Cost $1,360,437,062)	99.9%	1,278,918,527
Other Assets, Less Liabilities	0.1	1,015,122
Net Assets	100.0%	$ 1,279,933,649

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 42,946	$ —	$ (3,898)	$ 208	$ 3,688	$ 42,944	$ —	$ —	1,387
IQ Candriam ESG International Equity ETF	42,781	—	(2,724)	623	2,344	43,024	258	—	1,620
IQ Candriam ESG U.S. Large Cap Equity ETF	67,442	717	(4,394)	559	6,251	70,575	239	—	2,000
IQ Chaikin U.S. Large Cap ETF	59,698	—	(1,906)	501	1,190	59,483	261	—	1,842
IQ Chaikin U.S. Small Cap ETF	44,173	248	(3,041)	452	(549)	41,283	193	—	1,302
IQ FTSE International Equity Currency Neutral ETF	25,561	—	(1,537)	90	1,941	26,055	155	—	1,129
IQ MacKay ESG Core Plus Bond ETF	4,114	138	(104)	3	100	4,251	29	—	201
MainStay Epoch Capital Growth Fund Class I	4,545	—	(319)	(56)	509	4,679	—	—	392
MainStay Epoch International Choice Fund Class I	33,905	—	(3,131)	(66)	4,027	34,735	—	—	915
MainStay MacKay Short Duration High Yield Fund Class I	34,581	1,362	(2,244)	(123)	656	34,232	491	—	3,691
MainStay U.S. Government Liquidity Fund	126,767	58,199	(66,034)	—	—	118,932	1,326	—	118,932
MainStay VP American Century Sustainable Equity Portfolio Initial Class	63,735	533	(3,294)	11	4,329	65,314	—	—	5,519
MainStay VP Bond Portfolio Initial Class	3,901	93	(91)	4	113	4,020	—	—	323
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	45,742	377	(2,331)	(995)	3,195	45,988	—	—	6,652
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	61,208	917	(1,708)	192	(971)	59,638	—	—	3,589
MainStay VP Floating Rate Portfolio Initial Class	66,439	2,195	(4,470)	(221)	919	64,862	1,273	—	7,700
MainStay VP Indexed Bond Portfolio Initial Class	17,856	588	(406)	18	552	18,608	—	—	2,120
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	31,527	797	(1,863)	(343)	1,507	31,625	—	—	3,538
MainStay VP MacKay International Equity Portfolio Initial Class	33,805	—	(1,997)	(551)	2,873	34,130	—	—	3,101
MainStay VP PIMCO Real Return Portfolio Initial Class	12,031	1,202	(257)	2	379	13,357	—	—	1,577
MainStay VP S&P 500 Index Portfolio Initial Class	19,459	28	(951)	72	1,352	19,960	—	—	266

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Small Cap Growth Portfolio Initial Class	$ 50,198	$ 19	$ (3,958)	$ (1,205)	$ 4,288	$ 49,342	$ —	$ —	4,961
MainStay VP Wellington Growth Portfolio Initial Class	67,510	567	(6,012)	(3,316)	12,032	70,781	—	—	3,540
MainStay VP Wellington Mid Cap Portfolio Initial Class	53,177	—	(4,642)	(4,443)	6,583	50,675	—	—	6,570
MainStay VP Wellington Small Cap Portfolio Initial Class	46,945	149	(3,952)	(2,709)	3,530	43,963	—	—	5,641
MainStay VP Wellington U.S. Equity Portfolio Initial Class	33,350	552	(1,930)	(966)	3,095	34,101	—	—	1,502
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	66,245	949	(3,952)	(1,088)	8,330	70,484	—	—	3,345
MainStay WMC Enduring Capital Fund Class R6	32,025	—	(1,837)	(133)	550	30,605	—	—	1,020
MainStay WMC International Research Equity Fund Class I	34,436	—	(2,786)	(1,038)	3,346	33,958	—	—	4,865
MainStay WMC Value Fund Class R6	59,234	163	(1,374)	(583)	(125)	57,315	—	—	2,017
	$1,285,336	$69,793	$(137,143)	$(15,101)	$76,034	$1,278,919	$4,225	$—
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	13,196	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.25%	12/4/23	Daily	1,077	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(20,066)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(19,278)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	12,870	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(33,489)	—
Citibank NA	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	37,802	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/4/23	Daily	3,664	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	12,903	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(67,868)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	69,737	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	11,793	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	7,271	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	5,525	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(13,362)	—
						$ —

1.	As of March 31, 2023, cash in the amount $12,060,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate

FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 989,031,002	$ —	$ —	$ 989,031,002
Fixed Income Funds	170,955,592	—	—	170,955,592
Total Affiliated Investment Companies	1,159,986,594	—	—	1,159,986,594
Short-Term Investment
Affiliated Investment Company	118,931,933	—	—	118,931,933
Total Investments in Securities	$ 1,278,918,527	$ —	$ —	$ 1,278,918,527

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 104.3%
Asset-Backed Securities 8.4%
Home Equity Asset-Backed Securities 1.4%
Argent Securities Trust
Series 2006-W4, Class A2C
5.165% (1 Month LIBOR + 0.32%), due 5/25/36 (a)	$ 285,679	$ 68,980
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
5.465% (1 Month LIBOR + 0.62%), due 1/25/32 (a)	444,344	419,077
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
5.065% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)	810,638	529,012
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
5.035% (1 Month LIBOR + 0.19%), due 11/25/37 (a)	1,309,195	1,187,069
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
4.965% (1 Month LIBOR + 0.12%), due 12/25/36 (a)	402,745	334,698
GSAA Home Equity Trust
Series 2006-17, Class A3A
5.325% (1 Month LIBOR + 0.48%), due 11/25/36 (a)	991,525	347,324
Home Equity Asset Trust
Series 2005-8, Class M2
4.424% (1 Month LIBOR + 0.675%), due 2/25/36 (a)	212,429	202,517
Lehman XS Trust
Series 2007-20N, Class A1
7.145% (1 Month LIBOR + 2.30%), due 12/25/37 (a)	26,631	25,996
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
5.085% (1 Month LIBOR + 0.24%), due 8/25/36 (a)	224,358	92,689
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.995% (1 Month LIBOR + 0.15%), due 10/25/36 (a)	112,545	35,833
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.625% (1 Month LIBOR + 0.78%), due 1/25/35 (a)	118,027	113,112
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.61% (1 Month LIBOR + 0.765%), due 2/25/35 (a)	50,764	47,091
Option One Mortgage Loan Trust
Series 2006-1, Class M1
5.385% (1 Month LIBOR + 0.54%), due 1/25/36 (a)	1,200,000	1,058,586
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.715% (1 Month LIBOR + 0.87%), due 2/25/36 (a)	1,238,000	1,096,397
RASC Trust (a)
Series 2006-EMX4, Class A4
5.305% (1 Month LIBOR + 0.23%), due 6/25/36	416,188	394,354
Series 2005-EMX1, Class M2
5.94% (1 Month LIBOR + 1.095%), due 3/25/35	631,322	608,274

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
5.155% (1 Month LIBOR + 0.31%), due 9/25/37 (a)	$ 91,483	$ 85,572
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
5.145% (1 Month LIBOR + 0.30%), due 7/25/36	333,686	134,854
Series 2006-HE1, Class A2C
5.165% (1 Month LIBOR + 0.32%), due 7/25/36	540,451	185,684
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
5.025% (1 Month LIBOR + 0.18%), due 7/25/37	159,446	133,660
Series 2007-OPT1, Class 1A1
5.045% (1 Month LIBOR + 0.20%), due 6/25/37	261,592	184,764
		7,285,543
Other Asset-Backed Securities 7.0%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
5.685% (3 Month LIBOR + 0.89%), due 10/18/28 (a)(b)	431,361	424,613
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
5.842% (3 Month LIBOR + 1.05%), due 7/15/30 (a)(b)	496,356	491,008
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
5.932% (3 Month LIBOR + 1.14%), due 7/15/32 (a)(b)	300,000	294,601
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
5.955% (3 Month LIBOR + 1.14%), due 7/22/32 (a)(b)	300,000	294,501
Apidos CLO XXVI
Series 2017-26A, Class A1AR
5.695% (3 Month LIBOR + 0.90%), due 7/18/29 (a)(b)	800,000	792,191
ARES European CLO VI DAC
Series 2013-6A, Class ARR
2.898% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 590,410	623,490
ARES European CLO X DAC
Series 10A, Class AR
3.068% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	1,100,000	1,161,887
ARES XL CLO Ltd.
Series 2016-40A, Class A1RR
5.662% (3 Month LIBOR + 0.87%), due 1/15/29 (a)(b)	$ 993,531	985,406
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
5.942% (3 Month LIBOR + 1.15%), due 1/16/30 (a)(b)	1,058,988	1,048,605
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class A
7.258% (3 Month SOFR + 2.60%), due 7/15/30 (a)(b)	484,385	484,185

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
3.493% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 500,000	$ 529,346
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R
5.742% (3 Month LIBOR + 0.95%), due 10/15/30 (a)(b)	$ 494,228	488,794
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
5.822% (3 Month LIBOR + 1.03%), due 1/17/32 (a)(b)	300,000	293,909
Black Diamond CLO DAC (a)(b)
Series 2015-1A, Class A1R
2.834% (3 Month EURIBOR + 0.65%), due 10/3/29	EUR 1,846	2,002
Series 2017-2A, Class A1
3.202% (3 Month EURIBOR + 0.86%), due 1/20/32	912,214	974,200
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
2.288% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,156,119
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
5.819% (3 Month LIBOR + 0.95%), due 8/14/30 (a)(b)	$ 576,157	569,260
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
3.404% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 1,000,000	1,052,623
Carlyle US CLO Ltd.
Series 2017-1A, Class A1R
5.808% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	$ 700,000	688,904
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
5.766% (3 Month LIBOR + 0.95%), due 10/24/30	387,508	381,913
Series 2018-3A, Class A
5.895% (3 Month LIBOR + 1.10%), due 7/18/31	500,000	493,193
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
5.838% (3 Month LIBOR + 1.03%), due 4/20/30 (a)(b)	257,415	254,773
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
3.514% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 500,000	529,052
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.169% (3 Month LIBOR + 1.09%), due 7/15/31 (a)(b)	$ 400,000	393,754
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A
6.252% (3 Month LIBOR + 1.45%), due 11/30/32 (a)(b)	500,000	493,427
Invesco Euro CLO I DAC
Series 1A, Class A1R
2.938% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	527,229

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Jubilee CLO DAC
Series 2015-16A, Class A1R
3.757% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR 758,388	$ 810,734
LCM 30 Ltd.
Series 30A, Class AR
5.888% (3 Month LIBOR + 1.08%), due 4/20/31 (a)(b)	$ 1,350,000	1,319,464
LCM XIII LP
Series 13A, Class AR3
5.668% (3 Month LIBOR + 0.87%), due 7/19/27 (a)(b)	1,076,542	1,068,554
LCM XV LP
Series 15A, Class AR2
5.808% (3 Month LIBOR + 1.00%), due 7/20/30 (a)(b)	367,953	363,146
LCM XXV Ltd.
Series 25A, Class AR
5.739% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	1,432,684	1,407,995
Madison Park Euro Funding IX DAC
Series 9A, Class AR
3.168% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	520,398
Madison Park Funding XLI Ltd.
Series 12A, Class AR
5.645% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)	$ 176,798	175,614
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2
5.744% (3 Month LIBOR + 0.88%), due 11/15/28 (a)(b)	364,992	361,494
Man GLG Euro CLO II DAC
Series 2A, Class A1R
2.248% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR 123,795	132,370
MidOcean Credit CLO II
Series 2013-2A, Class ARR
5.832% (3 Month LIBOR + 1.03%), due 1/29/30 (a)(b)	$ 209,224	207,448
OCP Euro CLO DAC
Series 2017-2A, Class A
3.108% (3 Month EURIBOR + 0.82%), due 1/15/32 (a)(b)	EUR 987,458	1,053,592
OSD CLO Ltd.
Series 2021-23A, Class A
5.662% (3 Month LIBOR + 0.87%), due 4/17/31 (a)(b)	$ 1,280,343	1,256,152
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
5.772% (3 Month LIBOR + 0.98%), due 10/17/29 (a)(b)	324,481	320,927
OZLM XI Ltd.
Series 2015-11A, Class A1R
6.052% (3 Month LIBOR + 1.25%), due 10/30/30 (a)(b)	922,647	913,037
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.968% (3 Month LIBOR + 1.16%), due 7/20/32 (a)(b)	200,000	195,491
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
5.592% (3 Month LIBOR + 0.80%), due 10/15/29	403,813	398,677

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1
5.608% (3 Month LIBOR + 0.80%), due 7/20/29	$ 1,001,379	$ 989,785
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
5.936% (3 Month LIBOR + 1.12%), due 7/24/32 (a)(b)	1,700,000	1,669,956
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.845% (3 Month LIBOR + 1.03%), due 10/23/30 (a)(b)	400,000	395,502
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
6.294% (3 Month LIBOR + 1.14%), due 8/13/31 (a)(b)	300,000	294,000
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.368% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)	311,896	304,346
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.018% (3 Month LIBOR + 1.21%), due 7/20/32 (a)(b)	500,000	487,261
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
5.805% (3 Month LIBOR + 0.99%), due 1/23/29 (a)(b)	360,507	359,502
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
5.715% (3 Month LIBOR + 0.90%), due 1/23/29 (a)(b)	619,752	615,087
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
5.872% (3 Month LIBOR + 1.08%), due 4/15/31 (a)(b)	300,000	293,610
Toro European CLO DAC (a)(b)
Series 5A, Class A
3.028% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 499,547	526,450
Series 5A, Class ANV
3.028% (3 Month EURIBOR + 0.74%), due 10/15/30	699,366	737,029
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.938% (3 Month LIBOR + 1.13%), due 4/20/32 (a)(b)	$ 600,000	586,962
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
5.708% (3 Month LIBOR + 0.90%), due 10/20/28 (a)(b)	297,471	294,316
Venture XXV CLO Ltd.
Series 2016-25A, Class ARR
5.828% (3 Month LIBOR + 1.02%), due 4/20/29 (a)(b)	261,501	259,662
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
5.913% (3 Month LIBOR + 0.95%), due 6/20/29 (a)(b)	510,422	505,778
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.928% (3 Month LIBOR + 1.12%), due 7/20/32 (a)(b)	400,000	390,634

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
VOYA CLO
Series 2017-2A, Class A1R
5.772% (3 Month LIBOR + 0.98%), due 6/7/30 (a)(b)	$ 268,510	$ 265,525
Wellfleet CLO Ltd.
Series 2015-1A, Class AR4
5.698% (3 Month LIBOR + 0.89%), due 7/20/29 (a)(b)	358,178	354,928
		35,264,411
Total Asset-Backed Securities (Cost $44,381,874)		42,549,954
Corporate Bonds 3.2%
Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA
Series Reg S
5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(c)	EUR 400,000	412,563
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	$ 190,000	170,953
Credit Suisse Group AG
Series Reg S
7.75%, due 3/1/29 (d)	EUR 100,000	118,123
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(c)	200,000	194,939
NatWest Group plc
4.519%, due 6/25/24 (d)	$ 200,000	199,032
6.684% (3 Month LIBOR + 1.55%), due 6/25/24 (a)	300,000	299,679
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 12,029,842	1,346,261
Series Reg S
1.00%, due 10/1/50	32,765,226	3,523,668
Series Reg S
1.00%, due 10/1/53	497,168	49,396
Series Reg S
1.00%, due 10/1/53	2,015,915	214,596
Series Reg S
1.50%, due 10/1/53	321,330	34,089
Series Reg S
1.50%, due 10/1/53	10,531,292	1,186,224
Series Reg S
1.50%, due 10/1/53	99,788	10,041
Series Reg S
2.00%, due 10/1/53	299,435	33,455
Series Reg S
2.00%, due 10/1/53	496,013	57,675

	Principal Amount	Value
Corporate Bonds
Banks
Nykredit Realkredit A/S
Series Reg S
2.50%, due 10/1/47	DKK 1,645	$ 214
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	1,809,151
		9,660,059
Distribution & Wholesale 0.1%
Toyota Tsusho Corp.
Series Reg S
3.625%, due 9/13/23	200,000	198,504
Diversified Financial Services 1.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	66,000	55,861
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,354,057	264,300
Series Reg S
1.00%, due 10/1/50	5,689,349	612,885
Series CCE
1.00%, due 10/1/53	3,909,783	388,454
Series CCE
1.50%, due 10/1/53	1,647,323	185,851
Series CCE
1.50%, due 10/1/53	1,986,275	210,718
Series 111E
2.50%, due 10/1/47	4,307	560
Nordea Kredit Realkreditaktieselskab
Series CC2
0.50%, due 10/1/43	899,278	100,638
Series Reg S
1.00%, due 10/1/50	8,491,983	916,343
Series CC2
1.00%, due 10/1/53	92,150	9,793
1.50%, due 10/1/53	10,599,044	1,124,423
Series CC2
1.50%, due 10/1/53	34,894	3,924
1.50%, due 10/1/53	500,000	50,314
Series Reg S
2.00%, due 10/1/53 (b)	399,803	46,779
Series CC2
2.50%, due 10/1/47	1,899	247
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/50	15,716,579	1,690,207
Series Reg S
1.00%, due 10/1/53	5,961	592

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	DKK 1,441,173	$ 153,152
Series Reg S
1.50%, due 10/1/53	815,481	91,854
Series Reg S
1.50%, due 10/1/53	1,492,459	158,331
Series Reg S
2.00%, due 10/1/53	1,694,808	189,358
Series Reg S
2.50%, due 4/1/47	8,693	1,130
		6,255,714
Home Builders 0.0% ‡
DR Horton, Inc.
5.75%, due 8/15/23	$ 100,000	100,048
Pharmaceuticals 0.0% ‡
Cigna Group (The)
3.75%, due 7/15/23	73,000	72,645
Total Corporate Bonds (Cost $21,454,340)		16,286,970
Foreign Government Bonds 7.4%
Australia 0.3%
Australia Government Bond
Series Reg S
3.00%, due 9/20/25 (e)	AUD 2,035,220	1,473,287
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,051,398	866,238
France 1.6%
France Government Bond (e)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,537,286	3,860,692
Series Reg S
0.10%, due 7/25/31 (b)	799,981	861,593
Series Reg S
0.10%, due 7/25/38 (b)	1,570,940	1,592,925
Series Reg S
0.25%, due 7/25/24	1,581,125	1,739,340
		8,054,550

	Principal Amount	Value
Foreign Government Bonds
Italy 3.1%
Italy Buoni Poliennali Del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	EUR 2,665,125	$ 2,655,391
Series Reg S
1.40%, due 5/26/25	11,991,280	12,908,309
		15,563,700
Japan 1.7%
Japan Government CPI Linked Bond (e)
0.005%, due 3/10/31	JPY 82,460,800	645,278
0.10%, due 3/10/28	205,256,700	1,599,232
0.10%, due 3/10/28	241,539,450	1,881,925
0.10%, due 3/10/29	173,933,110	1,367,623
0.10%, due 3/10/29	372,566,780	2,929,465
		8,423,523
New Zealand 0.4%
New Zealand Government Inflation Linked Bond (e)
Series Reg S
2.00%, due 9/20/25	NZD 1,767,080	1,129,971
Series Reg S
2.50%, due 9/20/35	985,600	637,601
Series Reg S
3.00%, due 9/20/30	625,600	425,808
		2,193,380
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	250,805
6.15%, due 8/12/32	900,000	218,473
		469,278
Qatar 0.0% ‡
Qatar Government Bond
Series Reg S
3.875%, due 4/23/23	$ 300,000	299,520
Total Foreign Government Bonds (Cost $40,682,804)		37,343,476
Mortgage-Backed Securities 6.2%
Agency (Collateralized Mortgage Obligations) 0.4%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A
6.034% (1 Month LIBOR + 1.35%), due 11/15/36 (a)(b)	600,000	584,528
FHLMC (a)
REMIC, Series 4779, Class WF
3.806% (1 Month LIBOR + 0.35%), due 7/15/44	145,820	142,458

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC (a)
REMIC, Series 4694, Class FA
5.084% (1 Month LIBOR + 0.40%), due 6/15/47	$ 869,576	$ 840,550
FHLMC, Strips
REMIC, Series 278, Class F1
5.134% (1 Month LIBOR + 0.45%), due 9/15/42 (a)	151,550	147,552
GNMA (a)
REMIC, Series 2017-H10, Class FB
1.968% (12 Month LIBOR + 0.75%), due 4/20/67	204,088	203,858
REMIC, Series 2018-H15, Class FG
3.858% (12 Month LIBOR + 0.15%), due 8/20/68	333,467	324,407
		2,243,353
Collateralized Debt Obligations (Commercial Real Estate Collateralized Debt Obligations) 0.9%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class A
6.008% (SOFR 30A + 1.45%), due 1/15/37 (a)(b)	1,400,000	1,374,916
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.108% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	600,000	586,434
VMC Finance LLC
Series 2022-FL5, Class A
6.459% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	2,500,000	2,457,608
		4,418,958
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series KBX1, Class A2
2.92%, due 1/25/26	2,500,000	2,413,854
GS Mortgage Securities Corp. Trust
Series 2022-GTWY, Class A
8.228% (1 Month SOFR + 3.40%), due 8/15/39 (a)(b)	1,300,000	1,290,386
		3,704,240
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.4%
UMBS, Single Family, 30 Year (f)
4.00%, due 4/25/53 TBA	10,000,000	9,564,101
4.50%, due 5/25/53 TBA	7,500,000	7,350,226
		16,914,327
Whole Loan (Collateralized Mortgage Obligations) 0.8%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	27,143	16,514
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	525,354	210,653
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	25,034	12,651

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A
4.026%, due 3/25/37 (g)	$ 163,084	$ 138,167
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	131,372	118,349
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
5.254% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 22,317	27,315
Series 2007-3X, Class A3A
5.254% (SONIA3M IR + 1.069%), due 6/13/45	83,700	102,455
Series 2007-3X, Class A3C
5.254% (SONIA3M IR + 1.069%), due 6/13/45	22,317	27,315
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
5.205% (1 Month LIBOR + 0.36%), due 9/25/46 (a)	$ 61,075	52,241
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
5.325% (1 Month LIBOR + 0.48%), due 7/25/35	90,992	82,953
Series 2005-AR14, Class 1A1A
5.405% (1 Month LIBOR + 0.56%), due 7/25/35	680,625	481,840
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
3.817%, due 7/25/35 (g)	142,768	74,853
New Residential Mortgage Loan Trust (b)(h)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	195,268	181,898
Series 2018-3A, Class A1
4.50%, due 5/25/58	112,670	105,568
OBX Trust
Series 2018-1, Class A2
5.495% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)	25,290	23,560
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.645% (1 Month LIBOR + 1.80%), due 4/25/35 (a)	100,000	92,836
RALI Trust
Series 2006-QH1, Class A1
5.225% (1 Month LIBOR + 0.38%), due 12/25/36 (a)	770,278	642,348
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	218,510	79,459
Residential Mortgage Securities 32 plc
Series 32A, Class A
5.432% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 124,380	152,978
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
5.465% (1 Month LIBOR + 0.62%), due 6/25/44 (a)	$ 380,315	335,806

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
5.351% (SONIA3M IR + 1.144%), due 10/20/51 (a)(b)	GBP 530,064	$ 654,199
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
5.165% (1 Month LIBOR + 0.32%), due 2/25/37 (a)	$ 375,529	300,814
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	32,665	22,693
		3,937,465
Total Mortgage-Backed Securities (Cost $31,720,377)		31,218,343
U.S. Government & Federal Agencies 79.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	189,758	156,964
3.00%, due 1/1/52	393,186	353,593
		510,557
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
FNMA (a)
4.293% (11th District Cost of Funds Index + 1.927%), due 12/1/36	55,080	54,672
4.337% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	117,772	112,149
4.405% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	139,416	142,890
UMBS, 30 Year
3.50%, due 7/1/52	291,339	270,730
4.00%, due 8/1/52	464,760	444,591
4.50%, due 7/1/52	588,043	576,164
		1,601,196
United States Treasury Inflation - Indexed Notes 78.7%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	5,642,081	3,903,762
0.125%, due 2/15/52 (i)	1,934,460	1,341,780
0.25%, due 2/15/50	3,467,707	2,513,139
0.625%, due 2/15/43 (i)	2,316,207	1,954,345
0.75%, due 2/15/42	6,924,468	6,044,303
0.75%, due 2/15/45	9,833,360	8,370,072
0.875%, due 2/15/47	14,677,622	12,698,437
1.00%, due 2/15/46	7,563,094	6,759,515
1.00%, due 2/15/48	3,042,706	2,708,008
1.00%, due 2/15/49	7,073,955	6,287,162
1.375%, due 2/15/44	14,877,735	14,403,508
1.75%, due 1/15/28	14,600,281	14,937,342
2.00%, due 1/15/26	6,990,997	7,091,856
2.125%, due 2/15/40	4,789,159	5,285,660
2.125%, due 2/15/41	7,554,699	8,336,728

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Bonds (e)
2.375%, due 1/15/25	$ 14,427,103	$ 14,601,242
2.375%, due 1/15/27 (i)	29,670	30,755
2.50%, due 1/15/29	7,287,639	7,802,115
3.375%, due 4/15/32 (i)	551,145	651,801
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/24	8,395,632	8,199,843
0.125%, due 4/15/25	3,243,016	3,141,862
0.125%, due 10/15/25 (i)	10,031,100	9,717,628
0.125%, due 4/15/26 (i)	4,848,315	4,652,362
0.125%, due 7/15/26	10,746,055	10,350,494
0.125%, due 10/15/26	2,518,109	2,417,745
0.125%, due 4/15/27	3,602,572	3,431,262
0.125%, due 1/15/30	2,627,928	2,448,823
0.125%, due 7/15/30	17,526,087	16,305,765
0.125%, due 1/15/31	20,272,946	18,735,053
0.125%, due 7/15/31	3,237,038	2,981,015
0.125%, due 1/15/32	25,254,450	23,065,649
0.25%, due 1/15/25	7,073,360	6,901,776
0.25%, due 7/15/29	19,929,643	18,882,169
0.375%, due 7/15/23	7,368,773	7,390,361
0.375%, due 7/15/25	12,615,600	12,339,305
0.375%, due 1/15/27	4,929,230	4,750,353
0.375%, due 7/15/27 (i)	2,592,781	2,504,465
0.50%, due 4/15/24	26,831,844	26,398,971
0.50%, due 1/15/28 (i)	378,412	365,178
0.625%, due 1/15/24	17,855,499	17,703,681
0.625%, due 1/15/26	5,325,866	5,206,658
0.625%, due 7/15/32	24,197,245	23,110,732
0.75%, due 7/15/28	19,081,198	18,709,078
0.875%, due 1/15/29	13,613,562	13,373,729
1.625%, due 10/15/27	8,382,419	8,545,483
		397,350,970
Total U.S. Government & Federal Agencies (Cost $429,801,931)		399,462,723
Total Long-Term Bonds (Cost $568,041,326)		526,861,466

	Shares
Short-Term Investments 23.2%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 4.197% (j)	481,403	481,403

	Shares	Value
Short-Term Investments
Repurchase Agreements 23.1%
BofA Securities, Inc.
4.88%, dated 3/31/23
due 4/4/23
Proceeds at Maturity $61,108,282
(Collateralized by United States Treasury Inflation Protected Bond with a rate of 3.00% and maturity date of 2/15/49, with a Principal Amount of $71,226,000 and a Market Value of $62,683,983)	$ 61,100,000	$ 61,100,000
BNP Paribas S.A. 4.86%, dated 3/31/23 due 4/3/23 Proceeds at Maturity $11,901,607 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.50% and maturity date of 8/31/27, with a Principal Amount of $13,979,400 and a Market Value of $12,196,830)	11,900,000	11,900,000
BNP Paribas S.A. 4.82%, dated 3/31/23 due 4/3/23 Proceeds at Maturity $43,905,878 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.125% and maturity date of 4/15/25, with a Principal Amount of $39,818,700 and a Market Value of $46,135,937)	43,900,000	43,900,000
Total Repurchase Agreements (Cost $116,900,000)		116,900,000
Total Short-Term Investments (Cost $117,381,403)		117,381,403
Total Investments Excluding Purchased Options (Cost $685,422,729)	127.5%	644,242,869
Total Purchased Options (Cost $177,600)	0.0%‡	14,359
Total Investments (Cost $685,600,329)	127.5%	644,257,228
Other Assets, Less Liabilities	(27.5)	(138,879,978)
Net Assets	100.0%	$ 505,377,250

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2023.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2023, the total net market value was $16,914,327, which represented 3.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2023.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2023.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap and foreign currency forward contracts.
(j)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,226	$ 21,275	$ (25,020)	$ —	$ —	$ 481	$ 15	$ —	481
Foreign Currency Forward Contracts
As of March 31, 2023, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	1,820,000	USD	260,342	BNP Paribas S.A.	4/3/23	$ 4,603
EUR	241,000	USD	254,473	Barclays Capital	4/4/23	6,891
EUR	331,000	USD	352,253	Barclays Capital	4/4/23	6,716
EUR	641,000	USD	682,311	JPMorgan Chase Bank N.A.	4/4/23	12,853
EUR	376,000	USD	407,003	JPMorgan Chase Bank N.A.	4/4/23	769
NZD	2,581,385	USD	1,605,105	Bank of America N.A.	4/4/23	9,035
PEN	1,062,614	USD	281,435	Bank of America N.A.*	5/3/23	392
PEN	275,128	USD	72,536	JPMorgan Chase Bank N.A.*	4/10/23	549
PEN	1,062,614	USD	280,469	JPMorgan Chase Bank N.A.*	4/13/23	1,742
USD	1,354,953	AUD	2,015,376	Morgan Stanley & Co. International	4/4/23	7,775
USD	6,922,323	DKK	47,329,102	Barclays Capital	5/2/23	19,811
USD	37,346,706	EUR	34,334,000	Morgan Stanley & Co. International	5/2/23	53,070
USD	7,224,858	JPY	954,172,546	Morgan Stanley & Co. International	5/2/23	5,584
Total Unrealized Appreciation						129,790

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	331,000	USD	360,443	Barclays Capital	5/2/23	$ (911)
EUR	282,000	USD	306,826	JPMorgan Chase Bank N.A.	4/4/23	(997)
USD	1,347,283	AUD	2,015,376	BNP Paribas S.A.	5/2/23	(1,242)
USD	454,763	CAD	615,333	Bank of America N.A.	5/2/23	(720)
USD	841,548	CAD	1,144,764	Morgan Stanley & Co. International	4/4/23	(5,485)
USD	5,978,085	DKK	41,922,606	Bank of America N.A.	4/3/23	(124,764)
USD	6,506,064	DKK	45,755,097	Bank of America N.A.	4/3/23	(154,697)
USD	7,146	DKK	50,000	Bank of America N.A.	4/3/23	(133)
USD	5,581,944	DKK	38,354,654	BNP Paribas S.A.	5/2/23	(11,728)
USD	764,305	EUR	716,000	Bank of America N.A.	4/4/23	(12,197)
USD	753,765	EUR	705,000	BNP Paribas S.A.	4/4/23	(10,807)
USD	860,536	EUR	799,000	BNP Paribas S.A.	4/4/23	(5,979)
USD	1,202,132	EUR	1,132,000	JPMorgan Chase Bank N.A.	4/4/23	(25,522)
USD	33,883,966	EUR	32,048,000	Morgan Stanley & Co. International	4/4/23	(872,090)
USD	864,556	EUR	805,000	Morgan Stanley & Co. International	4/4/23	(8,466)
USD	888,898	GBP	737,000	Barclays Capital	4/4/23	(20,265)
USD	416,542	JPY	55,800,000	JPMorgan Chase Bank N.A.	4/4/23	(3,718)
USD	400,349	JPY	53,400,000	JPMorgan Chase Bank N.A.	4/4/23	(1,835)
USD	6,230,042	JPY	847,660,201	Morgan Stanley & Co. International	4/4/23	(154,143)
USD	2,034,390	NZD	3,274,989	Bank of America N.A.	4/4/23	(13,460)
USD	1,605,100	NZD	2,581,385	Bank of America N.A.	5/2/23	(9,107)
USD	432,965	NZD	693,604	Bank of America N.A.	5/2/23	(764)
USD	1,005,077	PEN	3,854,771	Bank of America N.A.*	5/10/23	(16,808)
USD	281,861	PEN	1,062,614	Bank of America N.A.*	4/13/23	(351)
Total Unrealized Depreciation						(1,456,189)
Net Unrealized Depreciation						$ (1,326,399)

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of March 31, 2023, cash collateral of $590,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of March 31, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	120	June 2023	$ 17,323,437	$ 17,678,218	$ 354,781
U.S. Treasury 2 Year Notes	60	June 2023	12,247,579	12,387,187	139,608
U.S. Treasury 5 Year Notes	316	June 2023	33,923,511	34,604,469	680,958
Total Long Contracts					1,175,347
Short Contracts
Australia 3 Year Bonds	(13)	June 2023	(932,504)	(945,592)	(13,088)
Australia 10 Year Bonds	(7)	June 2023	(556,469)	(575,004)	(18,535)
Euro-Bobl	(42)	June 2023	(5,251,333)	(5,369,316)	(117,983)
Euro-BTP	(104)	June 2023	(12,554,788)	(13,010,095)	(455,307)
Euro-BTP	(60)	June 2023	(6,783,691)	(6,856,426)	(72,735)
Euro-Buxl	(54)	June 2023	(7,748,607)	(8,249,184)	(500,577)
Euro-OAT	(29)	June 2023	(3,968,813)	(4,095,799)	(126,986)
Euro-Schatz	(1,012)	June 2023	(115,022,735)	(116,001,742)	(979,007)
Japan 10 Year Bonds	(44)	June 2023	(48,315,510)	(49,085,144)	(769,634)
U.S. Treasury 10 Year Notes	(226)	June 2023	(25,299,320)	(25,972,344)	(673,024)
U.S. Treasury 10 Year Ultra Bonds	(13)	June 2023	(1,518,189)	(1,574,828)	(56,639)
U.S. Treasury Long Bonds	(51)	June 2023	(6,409,721)	(6,688,969)	(279,248)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	(54)	June 2023	$ (7,364,354)	$ (7,620,750)	$ (256,396)
Total Short Contracts					(4,319,159)
Net Unrealized Depreciation					$ (3,143,812)

1.	As of March 31, 2023, cash in the amount of $3,013,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2023.
Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 2.20	5/31/23	14,800,000	$ 14,800,000	$ 177,600	$ 14,359
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	300,000	$ (300,000)	$ (235)	$ (82,643)
Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-U.S. Treasury 10 Year Notes	Barclays Capital	$ 112.50	4/21/23	(7)	$ (700,000)	$ (2,848)	$ (1,094)
Put-U.S. Treasury 10 Year Notes	Barclays Capital	112.00	4/21/23	(12)	(1,200,000)	(6,426)	(1,313)
Put-Euro-Bund	Barclays Capital	132.50	4/21/23	(24)	EUR (2,400,000)	(21,058)	(9,370)
						$(30,332)	$(11,777)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-U.S. Treasury 10 Year Notes	Barclays Capital	$ 119.00	4/21/23	(12)	$ (1,200,000)	$ (10,971)	$ (1,500)
Call-U.S. Treasury 10 Year Notes	Barclays Capital	118.00	4/21/23	(7)	(700,000)	(4,490)	(1,312)
Call-Euro-Bund	Barclays Capital	140.00	4/21/23	(24)	EUR (2,400,000)	(23,502)	(7,808)
						$(38,963)	$(10,620)
Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 2.35	5/31/23	(8,200,000)	$ (8,200,000)	$ (178,659)	$ (12,173)

Swap Contracts
As of March 31, 2023, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,000,000	JPY	9/20/27	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	$ (2,011)	$ 225	$ 2,236
50,000,000	JPY	3/20/28	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(7,767)	1,477	9,244
1,600,000	NZD	3/21/28	Fixed 3.25%	3 month Australian BBR	Semi-Annually/Quarterly	(88,801)	51,822	140,623
106,980,000	JPY	3/20/29	Fixed 0.45%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(28,210)	59	28,269
5,900,000	EUR	8/15/32	6 month EURIBOR	Fixed 2.88%	Semi-Annually/Annually	—	(32,038)	(32,038)
4,200,000	EUR	11/4/32	6 month EURIBOR	Fixed 0.00%	Semi-Annually/Annually	—	(1,111,680)	(1,111,680)
5,300,000	EUR	9/20/33	6 month EURIBOR	Fixed 3.00%	Semi-Annually/Annually	(50,627)	32,882	83,509
15,800,000	USD	2/13/34	1 day SOFR	Fixed 3.09%	Annually/Annually	(122,180)	82,095	204,275
1,400,000	EUR	11/4/52	Fixed 0.19%	6 month EURIBOR	Annually/Semi-Annually	—	709,707	709,707
1,800,000	EUR	9/20/53	Fixed 2.50%	6 month EURIBOR	Annually/Semi-Annually	27,495	(16,379)	(43,874)
7,000,000	USD	2/13/54	Fixed 2.87%	1 day SOFR	Annually/Annually	134,233	(37,459)	(171,692)
						$ (137,868)	$ (319,289)	$ (181,421)
As of March 31, 2023, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,100,000	USD	4/27/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	$ 647	$ 98,279	$ 97,632
510,000	USD	5/9/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	449	46,066	45,617
780,000	USD	5/10/23	Fixed 2.281%	1 Month USD-CPI	At Maturity	661	69,752	69,091
2,600,000	USD	5/24/23	1 Month USD-CPI	Fixed 5.185%	At Maturity	—	(5,627)	(5,627)
2,800,000	EUR	3/15/24	Fixed 1.03%	1 month FRCPI	At Maturity	(7,171)	268,993	276,164
200,000	EUR	9/15/24	1-Month EUR-CPI	Fixed 3.52%	At Maturity	(368)	(2,979)	(2,611)
1,200,000	EUR	9/15/24	1-Month EUR-CPI	Fixed 3.72%	At Maturity	(1,874)	(12,734)	(10,860)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	113,880	553,339	439,459
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	47,054	261,886	214,832
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	7,543	167,148	159,605
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	1,778	73,622	71,844
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	6,231	97,710	91,479
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	2,517	39,116	36,599
500,000	EUR	5/15/27	Fixed 3.13%	1-Month EUR-CPI	At Maturity	—	13,607	13,607
800,000	EUR	6/15/27	1-Month EUR-CPI	Fixed 1.36%	At Maturity	2,549	(137,440)	(139,989)
1,000,000	EUR	3/15/28	1-Month EUR-CPI	Fixed 1.535%	At Maturity	19,630	(159,688)	(179,318)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(6,863)	(71,483)	(64,620)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(4,879)	(47,744)	(42,865)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	20,505	20,505
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	30,401	30,401
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(176,920)	(418,160)	(241,240)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(245,797)	(455,478)	(209,681)
4,500,000	EUR	3/15/31	1-Month EUR-CPI	Fixed 1.38%	At Maturity	(124,132)	(1,007,436)	(883,304)
800,000	EUR	5/15/32	Fixed 2.6%	1-Month EUR-CPI	At Maturity	7,123	35,768	28,645
800,000	EUR	5/15/32	Fixed 2.6%	1-Month EUR-CPI	At Maturity	429	35,768	35,339
800,000	EUR	6/15/32	Fixed 2.72%	1-Month EUR-CPI	At Maturity	1,434	12,611	11,177
1,000,000	EUR	6/15/32	Fixed 2.72%	1-Month EUR-CPI	At Maturity	(8,871)	15,764	24,635
700,000	EUR	6/15/32	Fixed 2.57%	1-Month EUR-CPI	At Maturity	—	22,243	22,243
800,000	EUR	7/15/32	Fixed 2.47%	1-Month EUR-CPI	At Maturity	—	33,379	33,379
200,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	(10,169)	35,208	45,377
1,680,000	EUR	5/15/37	1-Month EUR-CPI	Fixed 2.488%	At Maturity	1	(102,496)	(102,497)
400,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.59%	At Maturity	(10,107)	(38,999)	(28,892)
100,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.58%	At Maturity	—	(10,091)	(10,091)
100,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.58%	At Maturity	116	(10,091)	(10,207)

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 100,000	EUR	4/15/52	1-Month EUR-CPI	Fixed 2.55%	At Maturity	$ 124	$ (9,638)	$ (9,762)
						$ (384,985)	$ (558,919)	$ (173,934)
As of March 31, 2023, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ 451	$ 501	$ 50
Open OTC Debt total return swap contracts as of March 31, 2023 were as follows6:
Swap Counterparty	Reference Obligation	Floating Rate[7]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[8]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 02/23/2024	1 day SOFR + 0.15%	2/23/24	Daily	$ 10,000	$ 392,192
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 02/23/2024	1 day SOFR + 0.15%	2/23/24	Daily	15,000	555,702
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/21/2023	1 day SOFR	4/21/23	Daily	25,000	369,230
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/21/2023	1 day SOFR	4/21/23	Daily	5,000	88,549
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/21/2023	1 day SOFR	4/21/23	Daily	10,000	139,798
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/21/2023	1 day SOFR	4/21/23	Daily	5,000	87,564
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.25%, 04/21/2023	1 day SOFR	4/21/23	Daily	5,000	107,022
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 04/21/2023	1 day SOFR	4/21/23	Daily	10,000	169,688
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 04/21/2023	1 day SOFR	4/21/23	Daily	10,000	162,446
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 06/08/2023	1 day SOFR + 0.15%	6/8/23	Daily	15,000	662,551
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 06/06/2023	1 day SOFR	6/6/23	Daily	5,000	118,120
						$ 2,852,862

1.	As of March 31, 2023, cash in the amount of $382,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2023.
6.	As of March 31, 2023, cash in the amount $1,344,000 was due to broker for OTC debt total return swap agreements.

7.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
8.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
BBR—Bank of England Base Rate
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 42,549,954	$ —	$ 42,549,954
Corporate Bonds	—	16,286,970	—	16,286,970
Foreign Government Bonds	—	37,343,476	—	37,343,476
Mortgage-Backed Securities	—	31,218,343	—	31,218,343
U.S. Government & Federal Agencies	—	399,462,723	—	399,462,723
Total Long-Term Bonds	—	526,861,466	—	526,861,466
Short-Term Investments
Affiliated Investment Company	481,403	—	—	481,403
Repurchase Agreements	—	116,900,000	—	116,900,000
Total Short-Term Investments	481,403	116,900,000	—	117,381,403
Total Investments in Securities	481,403	643,761,466	—	644,242,869
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	129,790	—	129,790
Futures Contracts (b)	1,175,347	—	—	1,175,347
Purchased Options	—	14,359	—	14,359
Interest Rate Swap Contracts (b)	—	1,177,863	—	1,177,863
Credit Default Swap Contracts (b)	—	50	—	50
Inflation Swap Contracts (b)	—	1,767,630	—	1,767,630
OTC Debt Total Return Swap Contracts (b)	—	2,852,862	—	2,852,862
Total Other Financial Instruments	1,175,347	5,942,554	—	7,117,901
Total Investments in Securities and Other Financial Instruments	$ 1,656,750	$ 649,704,020	$ —	$ 651,360,770
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (1,456,189)	$ —	$ (1,456,189)
Futures Contracts (b)	(4,319,159)	—	—	(4,319,159)
Written Options	—	(117,213)	—	(117,213)
Interest Rate Swap Contracts (b)	—	(1,359,284)	—	(1,359,284)
Inflation Swap Contracts (b)	—	(1,941,564)	—	(1,941,564)
Total Other Financial Instruments	$ (4,319,159)	$ (4,874,250)	$ —	$ (9,193,409)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	4.48%	2/21/2023	4/5/2023	$ 3,372,243	$ 3,373,225
BNP Paribas S.A.	4.48	2/21/2023	4/5/2023	190,497	190,566
BNP Paribas S.A.	4.48	2/23/2023	4/5/2023	2,373,871	2,374,617
BNP Paribas S.A.	4.48	2/23/2023	4/5/2023	13,594,895	13,600,223
BNP Paribas S.A.	4.48	2/23/2023	4/5/2023	1,420,797	1,421,408
BNP Paribas S.A.	4.45	3/27/2023	4/4/2023	18,754,699	18,756,067
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	14,715,816	14,717,386
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	14,996,032	14,997,443
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	14,307,094	14,308,475
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	12,765,179	12,766,503
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	13,417,927	13,418,942
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	26,539,058	26,540,759
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	18,909,854	18,911,138
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	17,771,466	17,772,673
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	18,662,506	18,663,859
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	16,208,123	16,209,256
BNP Paribas S.A.	4.48	3/27/2023	4/4/2023	22,850,016	22,851,636
				$ 230,850,073	$ 230,874,176
(a) During the period ended March 31, 2023, the Portfolio’s average amount of borrowing was $42,113,590 at a weighted average interest rate of 4.56%.
(b) Payable for sale-buyback transactions includes $(24,100) of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 93.1%
Aerospace & Defense 2.5%
Hexcel Corp.	63,983	$ 4,366,840
Kratos Defense & Security Solutions, Inc. (a)	190,460	2,567,401
Mercury Systems, Inc. (a)	34,236	1,750,144
Woodward, Inc.	28,442	2,769,397
		11,453,782
Automobile Components 1.1%
Fox Factory Holding Corp. (a)	29,759	3,611,850
XPEL, Inc. (a)	17,816	1,210,597
		4,822,447
Banks 1.2%
Prosperity Bancshares, Inc.	86,273	5,307,515
Biotechnology 5.2%
Abcam plc, Sponsored ADR (a)	199,288	2,682,417
Alkermes plc (a)	139,468	3,931,603
Ascendis Pharma A/S, ADR (a)	14,341	1,537,642
Avid Bioservices, Inc. (a)	172,221	3,230,866
Blueprint Medicines Corp. (a)	54,505	2,452,180
Karuna Therapeutics, Inc. (a)	10,609	1,927,019
Natera, Inc. (a)	51,508	2,859,724
Neurocrine Biosciences, Inc. (a)	35,493	3,592,601
Xencor, Inc. (a)	56,356	1,571,769
		23,785,821
Building Products 1.9%
AZEK Co., Inc. (The) (a)	170,441	4,012,181
Simpson Manufacturing Co., Inc.	24,248	2,658,551
Zurn Elkay Water Solutions Corp.	92,490	1,975,586
		8,646,318
Capital Markets 2.2%
Hamilton Lane, Inc., Class A	50,406	3,729,036
Houlihan Lokey, Inc.	44,213	3,868,195
StepStone Group, Inc., Class A	101,446	2,462,095
		10,059,326
Chemicals 3.7%
Avient Corp.	64,661	2,661,447
HB Fuller Co.	57,662	3,946,964
Innospec, Inc.	31,213	3,204,639
Livent Corp. (a)	128,845	2,798,513
Quaker Chemical Corp.	21,537	4,263,249
		16,874,812
Commercial Services & Supplies 5.6%
Casella Waste Systems, Inc., Class A (a)	14,253	1,178,153
Montrose Environmental Group, Inc. (a)	47,863	1,707,273

	Shares	Value
Common Stocks
Commercial Services & Supplies
MSA Safety, Inc.	23,531	$ 3,141,388
Rentokil Initial plc, Sponsored ADR	75,147	2,743,617
Ritchie Bros Auctioneers, Inc.	64,132	3,609,990
Tetra Tech, Inc.	38,082	5,594,627
Waste Connections, Inc.	56,066	7,797,099
		25,772,147
Communications Equipment 0.7%
Infinera Corp. (a)	398,000	3,088,480
Construction & Engineering 1.9%
Ameresco, Inc., Class A (a)(b)	33,405	1,644,194
Comfort Systems USA, Inc.	27,667	4,038,275
Valmont Industries, Inc.	9,549	3,048,805
		8,731,274
Consumer Staples Distribution & Retail 1.1%
Casey's General Stores, Inc.	23,548	5,097,200
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc. (a)	104,954	8,080,408
Mister Car Wash, Inc. (a)(b)	368,517	3,176,617
		11,257,025
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	42,328	2,697,140
Electronic Equipment, Instruments & Components 1.8%
Littelfuse, Inc.	10,262	2,751,140
Novanta, Inc. (a)	35,482	5,644,831
		8,395,971
Energy Equipment & Services 2.1%
Cactus, Inc., Class A	129,146	5,324,690
ChampionX Corp.	158,227	4,292,698
		9,617,388
Entertainment 0.4%
Take-Two Interactive Software, Inc. (a)	14,357	1,712,790
Financial Services 0.8%
WEX, Inc. (a)	19,492	3,584,384
Food Products 1.4%
Simply Good Foods Co. (The) (a)	160,924	6,399,947

	Shares	Value
Common Stocks
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	22,140	$ 1,252,681
Saia, Inc. (a)	13,650	3,713,892
		4,966,573
Health Care Equipment & Supplies 5.7%
CONMED Corp.	27,954	2,903,302
Establishment Labs Holdings, Inc. (a)(b)	51,455	3,485,562
Globus Medical, Inc., Class A (a)	39,724	2,249,967
Inari Medical, Inc. (a)	84,170	5,196,656
Inspire Medical Systems, Inc. (a)	13,895	3,252,403
Integra LifeSciences Holdings Corp. (a)	45,344	2,603,199
OrthoPediatrics Corp. (a)	52,493	2,324,915
SI-BONE, Inc. (a)	131,917	2,594,807
Silk Road Medical, Inc. (a)	42,965	1,681,221
		26,292,032
Health Care Providers & Services 7.6%
Accolade, Inc. (a)	173,647	2,497,044
Addus HomeCare Corp. (a)	37,711	4,026,026
agilon health, Inc. (a)(b)	134,770	3,200,787
Alignment Healthcare, Inc. (a)	116,860	743,230
Amedisys, Inc. (a)	24,407	1,795,135
Encompass Health Corp.	53,918	2,916,964
Ensign Group, Inc. (The)	47,242	4,513,501
HealthEquity, Inc. (a)	68,200	4,004,022
NeoGenomics, Inc. (a)	210,330	3,661,845
Option Care Health, Inc. (a)	151,000	4,797,270
Surgery Partners, Inc. (a)	70,482	2,429,514
		34,585,338
Health Care Technology 1.0%
Definitive Healthcare Corp. (a)	122,760	1,268,111
Phreesia, Inc. (a)	104,125	3,362,196
		4,630,307
Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc.	21,368	2,504,116
Churchill Downs, Inc.	32,932	8,465,171
First Watch Restaurant Group, Inc. (a)	38,169	612,994
MakeMyTrip Ltd. (a)	97,751	2,391,967
Shake Shack, Inc., Class A (a)	26,534	1,472,372
Wingstop, Inc.	13,225	2,427,845
		17,874,465
Household Durables 0.6%
TopBuild Corp. (a)	8,090	1,683,853
Vizio Holding Corp., Class A (a)	130,650	1,199,367
		2,883,220

	Shares	Value
Common Stocks
Industrial REITs 2.4%
Americold Realty Trust, Inc.	98,400	$ 2,799,480
EastGroup Properties, Inc.	22,183	3,667,293
Terreno Realty Corp.	69,338	4,479,235
		10,946,008
Insurance 1.5%
Goosehead Insurance, Inc., Class A (a)	30,162	1,574,456
Kinsale Capital Group, Inc.	11,507	3,453,826
Palomar Holdings, Inc. (a)	35,647	1,967,715
		6,995,997
Interactive Media & Services 1.0%
Angi, Inc. (a)	330,225	749,611
Pinterest, Inc., Class A (a)	140,074	3,819,818
		4,569,429
IT Services 1.0%
Endava plc, Sponsored ADR (a)	53,308	3,581,232
Globant SA (a)	6,739	1,105,263
		4,686,495
Leisure Products 0.8%
Clarus Corp.	151,928	1,435,720
YETI Holdings, Inc. (a)	55,560	2,222,400
		3,658,120
Life Sciences Tools & Services 2.6%
Azenta, Inc. (a)	97,316	4,342,240
Bruker Corp.	52,583	4,145,644
Charles River Laboratories International, Inc. (a)	4,710	950,572
Medpace Holdings, Inc. (a)	14,012	2,634,956
		12,073,412
Machinery 1.8%
IDEX Corp.	5,828	1,346,443
John Bean Technologies Corp.	51,136	5,588,653
Mueller Water Products, Inc., Class A	82,434	1,149,130
		8,084,226
Media 0.7%
New York Times Co. (The), Class A	83,583	3,249,707
Oil, Gas & Consumable Fuels 2.8%
Denbury, Inc. (a)	83,293	7,298,965
Matador Resources Co.	70,884	3,377,623
Range Resources Corp.	87,177	2,307,575
		12,984,163

	Shares	Value
Common Stocks
Pharmaceuticals 0.4%
Arvinas, Inc. (a)	14,274	$ 389,966
Pacira BioSciences, Inc. (a)	34,236	1,397,171
		1,787,137
Professional Services 5.0%
ASGN, Inc. (a)	31,102	2,571,202
CBIZ, Inc. (a)	45,823	2,267,780
FTI Consulting, Inc. (a)	16,182	3,193,518
Genpact Ltd.	134,943	6,237,065
Maximus, Inc.	64,275	5,058,443
WNS Holdings Ltd., ADR (a)	40,087	3,734,906
		23,062,914
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	76,031	911,612
Semiconductors & Semiconductor Equipment 5.2%
Allegro MicroSystems, Inc. (a)	29,563	1,418,728
Credo Technology Group Holding Ltd. (a)	103,670	976,571
Entegris, Inc.	35,971	2,949,982
Lattice Semiconductor Corp. (a)	14,271	1,362,881
Onto Innovation, Inc. (a)	54,342	4,775,575
Power Integrations, Inc.	89,556	7,580,020
Silicon Laboratories, Inc. (a)	18,336	3,210,450
SiTime Corp. (a)	12,237	1,740,469
		24,014,676
Software 8.7%
Bentley Systems, Inc., Class B	47,716	2,051,311
Blackline, Inc. (a)	102,206	6,863,133
Box, Inc., Class A (a)	99,809	2,673,883
Clear Secure, Inc., Class A	59,471	1,556,356
Dynatrace, Inc. (a)	87,505	3,701,462
Envestnet, Inc. (a)	123,726	7,259,004
Everbridge, Inc. (a)	71,456	2,477,380
PROS Holdings, Inc. (a)	74,948	2,053,575
Sprout Social, Inc., Class A (a)	26,003	1,583,063
Workiva, Inc. (a)	94,279	9,655,112
		39,874,279
Specialty Retail 1.6%
Boot Barn Holdings, Inc. (a)	40,634	3,114,190
Leslie's, Inc. (a)	133,058	1,464,968
Revolve Group, Inc. (a)(b)	66,586	1,751,212
Warby Parker, Inc., Class A (a)(b)	112,549	1,191,894
		7,522,264

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc. (a)	24,904	$ 3,408,610
Total Common Stocks (Cost $407,851,987)		426,364,751
Exchange-Traded Fund 1.2%
SPDR S&P Biotech ETF (a)(b)	74,965	5,713,083
Total Exchange-Traded Fund (Cost $6,054,004)		5,713,083
Short-Term Investments 6.4%
Affiliated Investment Company 4.8%
MainStay U.S. Government Liquidity Fund, 4.197% (c)	21,882,327	21,882,327
Unaffiliated Investment Companies 1.6%
Goldman Sachs Financial Square Government Fund, 4.824% (c)(d)	5,000,000	5,000,000
Invesco Government and Agency Portfolio, 4.813% (c)(d)	2,535,493	2,535,493
Total Unaffiliated Investment Companies (Cost $7,535,493)		7,535,493
Total Short-Term Investments (Cost $29,417,820)		29,417,820
Total Investments (Cost $443,323,811)	100.7%	461,495,654
Other Assets, Less Liabilities	(0.7)	(3,395,512)
Net Assets	100.0%	$ 458,100,142

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $9,438,759; the total market value of collateral held by the Portfolio was $9,704,064. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,168,571. The Portfolio received cash collateral with a value of $7,535,493.
(c)	Current yield as of March 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 23,456	$ 25,999	$ (27,573)	$ —	$ —	$ 21,882	$ 288	$ —	21,882

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 426,364,751	$ —	$ —	$ 426,364,751
Exchange-Traded Fund	5,713,083	—	—	5,713,083
Short-Term Investments
Affiliated Investment Company	21,882,327	—	—	21,882,327
Unaffiliated Investment Companies	7,535,493	—	—	7,535,493
Total Short-Term Investments	29,417,820	—	—	29,417,820
Total Investments in Securities	$ 461,495,654	$ —	$ —	$ 461,495,654

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP American Century Sustainable Equity Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	12,123	$ 5,730,906
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	23,303	4,520,549
Automobile Components 0.9%
Aptiv plc (a)	36,323	4,075,077
Automobiles 1.0%
Tesla, Inc. (a)	23,304	4,834,648
Banks 2.8%
Bank of America Corp.	149,659	4,280,248
JPMorgan Chase & Co.	50,598	6,593,425
Regions Financial Corp.	120,273	2,232,267
		13,105,940
Beverages 1.7%
PepsiCo, Inc.	43,603	7,948,827
Biotechnology 2.5%
AbbVie, Inc.	36,163	5,763,297
Amgen, Inc.	13,911	3,362,984
Vertex Pharmaceuticals, Inc. (a)	8,096	2,550,807
		11,677,088
Broadline Retail 2.1%
Amazon.com, Inc. (a)	94,421	9,752,745
Building Products 1.5%
Johnson Controls International plc	84,496	5,088,349
Masco Corp.	42,931	2,134,529
		7,222,878
Capital Markets 4.2%
Ameriprise Financial, Inc.	9,490	2,908,685
BlackRock, Inc.	5,440	3,640,013
Charles Schwab Corp. (The)	20,785	1,088,718
Intercontinental Exchange, Inc.	22,207	2,315,968
Morgan Stanley	82,041	7,203,200
S&P Global, Inc.	7,702	2,655,418
		19,812,002
Chemicals 2.5%
Air Products and Chemicals, Inc.	9,381	2,694,317
Ecolab, Inc.	12,705	2,103,058

	Shares	Value
Common Stocks
Chemicals
Linde plc	18,986	$ 6,748,384
		11,545,759
Communications Equipment 2.0%
Cisco Systems, Inc.	175,776	9,188,690
Consumer Finance 0.5%
American Express Co.	15,274	2,519,446
Consumer Staples Distribution & Retail 3.1%
Costco Wholesale Corp.	5,888	2,925,570
Kroger Co. (The)	67,248	3,320,034
Sysco Corp.	67,469	5,210,631
Target Corp.	17,068	2,826,973
		14,283,208
Containers & Packaging 0.5%
Ball Corp.	43,975	2,423,462
Distributors 0.4%
LKQ Corp.	28,917	1,641,329
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	160,402	6,238,034
Electric Utilities 2.0%
NextEra Energy, Inc.	119,548	9,214,760
Electrical Equipment 0.9%
Eaton Corp. plc	22,135	3,792,611
Generac Holdings, Inc. (a)	5,398	583,038
		4,375,649
Electronic Equipment, Instruments & Components 1.9%
CDW Corp.	24,133	4,703,280
Keysight Technologies, Inc. (a)	25,574	4,129,690
		8,832,970
Energy Equipment & Services 2.1%
Schlumberger NV	196,330	9,639,803
Entertainment 1.3%
Electronic Arts, Inc.	14,732	1,774,469
Liberty Media Corp.-Liberty Formula One, Class C (a)	12,478	933,729
Walt Disney Co. (The) (a)	34,043	3,408,726
		6,116,924

	Shares	Value
Common Stocks
Financial Services 3.1%
Mastercard, Inc., Class A	16,033	$ 5,826,552
Visa, Inc., Class A	38,278	8,630,158
		14,456,710
Food Products 1.0%
Mondelez International, Inc., Class A	60,734	4,234,374
Vital Farms, Inc. (a)	19,093	292,123
		4,526,497
Ground Transportation 1.1%
Norfolk Southern Corp.	11,429	2,422,948
Uber Technologies, Inc. (a)	37,026	1,173,724
Union Pacific Corp.	7,159	1,440,821
		5,037,493
Health Care Equipment & Supplies 0.2%
ResMed, Inc.	4,533	992,682
Health Care Providers & Services 4.7%
Cigna Group (The)	23,976	6,126,587
CVS Health Corp.	52,740	3,919,110
Humana, Inc.	4,861	2,359,821
UnitedHealth Group, Inc.	19,992	9,448,019
		21,853,537
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc., Class A (a)	11,467	1,426,495
Booking Holdings, Inc. (a)	1,050	2,785,031
Chipotle Mexican Grill, Inc. (a)	677	1,156,512
		5,368,038
Household Products 1.4%
Colgate-Palmolive Co.	26,182	1,967,577
Procter & Gamble Co. (The)	31,716	4,715,852
		6,683,429
Industrial Conglomerates 0.9%
Honeywell International, Inc.	21,038	4,020,783
Industrial REITs 2.1%
Prologis, Inc.	79,017	9,858,951
Insurance 2.2%
Marsh & McLennan Cos., Inc.	22,658	3,773,690
Prudential Financial, Inc.	33,068	2,736,046
Travelers Cos., Inc. (The)	22,141	3,795,189
		10,304,925

	Shares	Value
Common Stocks
Interactive Media & Services 5.4%
Alphabet, Inc., Class A (a)	179,548	$ 18,624,514
Meta Platforms, Inc., Class A (a)	30,113	6,382,149
		25,006,663
IT Services 1.1%
Accenture plc, Class A	17,809	5,089,990
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	34,205	4,731,920
Danaher Corp.	16,437	4,142,781
Thermo Fisher Scientific, Inc.	8,779	5,059,952
		13,934,653
Machinery 2.2%
Cummins, Inc.	16,495	3,940,326
Deere & Co.	5,384	2,222,946
Parker-Hannifin Corp.	5,495	1,846,924
Xylem, Inc.	21,270	2,226,969
		10,237,165
Oil, Gas & Consumable Fuels 2.0%
ConocoPhillips	96,274	9,551,344
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	85,090	5,897,588
Eli Lilly and Co.	5,131	1,762,088
Merck & Co., Inc.	43,318	4,608,602
Novo Nordisk A/S, Class B	20,040	3,180,200
Zoetis, Inc.	22,716	3,780,851
		19,229,329
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. (a)	40,420	3,961,564
Analog Devices, Inc.	30,808	6,075,954
Applied Materials, Inc.	47,202	5,797,822
ASML Holding NV	4,863	3,322,863
GlobalFoundries, Inc. (a)	18,414	1,329,123
NVIDIA Corp.	38,548	10,707,478
		31,194,804
Software 10.2%
Adobe, Inc. (a)	3,161	1,218,155
Cadence Design Systems, Inc. (a)	10,808	2,270,653
Microsoft Corp.	127,786	36,840,704
Salesforce, Inc. (a)	20,613	4,118,065
ServiceNow, Inc. (a)	2,621	1,218,031
Workday, Inc., Class A (a)	9,023	1,863,610
		47,529,218

	Shares	Value
Common Stocks
Specialized REITs 0.5%
SBA Communications Corp.	8,931	$ 2,331,616
Specialty Retail 3.0%
Home Depot, Inc. (The)	24,963	7,367,081
TJX Cos., Inc. (The)	60,007	4,702,148
Tractor Supply Co.	7,520	1,767,501
		13,836,730
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	135,072	22,273,373
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp. (a)	5,320	2,391,606
NIKE, Inc., Class B	14,136	1,733,639
		4,125,245
Total Common Stocks (Cost $463,156,290)		462,143,869
Exchange-Traded Fund 0.8%
SPDR S&P 500 ETF Trust	8,992	3,681,235
Total Exchange-Traded Fund (Cost $3,617,545)		3,681,235
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	627,564	627,564
Total Short-Term Investment (Cost $627,564)		627,564
Total Investments (Cost $467,401,399)	100.0%	466,452,668
Other Assets, Less Liabilities	(0.0)‡	(154,345)
Net Assets	100.0%	$ 466,298,323

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 467	$ 14,188	$ (14,027)	$ —	$ —	$ 628	$ 10	$ —	628
Foreign Currency Forward Contracts
As of March 31, 2023, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	76,884	USD	83,428	JPMorgan Chase Bank N.A.	6/30/23	$ 370
USD	112,789	EUR	103,339	JPMorgan Chase Bank N.A.	6/30/23	157
Total Unrealized Appreciation						527
USD	2,756,537	EUR	2,551,640	JPMorgan Chase Bank N.A.	6/30/23	(24,563)
Total Unrealized Depreciation						(24,563)
Net Unrealized Depreciation						$ (24,036)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ETF—Exchange-Traded Fund
EUR—Euro
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 16,049,129	$ 3,180,200	$ —	$ 19,229,329
Semiconductors & Semiconductor Equipment	27,871,941	3,322,863	—	31,194,804
All Other Industries	411,719,736	—	—	411,719,736
Total Common Stocks	455,640,806	6,503,063	—	462,143,869
Exchange-Traded Fund	3,681,235	—	—	3,681,235
Short-Term Investment
Affiliated Investment Company	627,564	—	—	627,564
Total Investments in Securities	459,949,605	6,503,063	—	466,452,668
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	527	—	527
Total Investments in Securities and Other Financial Instruments	$ 459,949,605	$ 6,503,590	$ —	$ 466,453,195
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (24,563)	$ —	$ (24,563)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 2.0%
Axon Enterprise, Inc. (a)	48,822	$ 10,977,627
Spirit AeroSystems Holdings, Inc., Class A	103,354	3,568,813
		14,546,440
Air Freight & Logistics 1.4%
CH Robinson Worldwide, Inc.	50,167	4,985,095
Expeditors International of Washington, Inc.	47,282	5,206,694
		10,191,789
Automobile Components 1.2%
Visteon Corp. (a)	56,450	8,853,054
Banks 5.6%
Cadence Bank	117,746	2,444,407
Cullen	49,510	5,215,383
First Citizens BancShares, Inc., Class A	10,093	9,821,498
M&T Bank Corp.	109,545	13,098,296
Prosperity Bancshares, Inc.	76,267	4,691,946
SouthState Corp.	61,625	4,391,398
		39,662,928
Biotechnology 5.0%
Alnylam Pharmaceuticals, Inc. (a)	12,323	2,468,543
Apellis Pharmaceuticals, Inc. (a)	59,183	3,903,711
Exact Sciences Corp. (a)	67,095	4,549,712
Neurocrine Biosciences, Inc. (a)	36,952	3,740,281
PTC Therapeutics, Inc. (a)	98,605	4,776,426
Sage Therapeutics, Inc. (a)	61,467	2,579,155
Sarepta Therapeutics, Inc. (a)	16,179	2,229,952
Ultragenyx Pharmaceutical, Inc. (a)	63,712	2,554,851
United Therapeutics Corp. (a)	39,437	8,832,311
		35,634,942
Broadline Retail 0.9%
Etsy, Inc. (a)	57,020	6,348,037
Building Products 3.6%
Builders FirstSource, Inc. (a)	138,462	12,292,656
Fortune Brands Innovations, Inc.	112,080	6,582,458
Lennox International, Inc.	27,505	6,911,457
		25,786,571
Capital Markets 0.4%
Hamilton Lane, Inc., Class A	36,096	2,670,382
Chemicals 4.4%
Celanese Corp.	96,745	10,534,563
Element Solutions, Inc.	403,062	7,783,127

	Shares	Value
Common Stocks
Chemicals
FMC Corp.	48,139	$ 5,879,216
Valvoline, Inc.	191,620	6,695,203
		30,892,109
Commercial Services & Supplies 1.0%
Clean Harbors, Inc. (a)	28,154	4,013,634
GFL Environmental, Inc.	82,434	2,839,027
		6,852,661
Communications Equipment 2.8%
F5, Inc. (a)	69,175	10,078,106
Lumentum Holdings, Inc. (a)	180,042	9,724,068
		19,802,174
Consumer Finance 1.6%
Bread Financial Holdings, Inc.	109,612	3,323,436
Credit Acceptance Corp. (a)(b)	18,113	7,897,992
		11,221,428
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	35,398	2,692,726
U.S. Foods Holding Corp. (a)	185,449	6,850,486
		9,543,212
Containers & Packaging 2.3%
Ball Corp.	62,708	3,455,838
Graphic Packaging Holding Co.	204,635	5,216,146
Silgan Holdings, Inc.	140,343	7,532,209
		16,204,193
Electrical Equipment 0.2%
Vicor Corp. (a)	26,617	1,249,402
Electronic Equipment, Instruments & Components 2.8%
CDW Corp.	24,922	4,857,048
Coherent Corp. (a)	103,575	3,944,136
Flex Ltd. (a)	479,676	11,037,345
		19,838,529
Entertainment 0.3%
Roku, Inc. (a)	33,256	2,188,910
Financial Services 4.4%
Nuvei Corp. (a)(b)	92,518	4,026,846
Shift4 Payments, Inc., Class A (a)	117,375	8,897,025
Voya Financial, Inc. (b)	106,458	7,607,488
WEX, Inc. (a)	57,921	10,651,093
		31,182,452

	Shares	Value
Common Stocks
Food Products 0.6%
Post Holdings, Inc. (a)	45,065	$ 4,049,992
Gas Utilities 0.7%
Atmos Energy Corp.	43,739	4,914,514
Ground Transportation 2.7%
JB Hunt Transport Services, Inc.	32,969	5,784,741
Knight-Swift Transportation Holdings, Inc.	128,413	7,265,607
U-Haul Holding Co.	111,354	5,773,705
		18,824,053
Health Care Equipment & Supplies 3.9%
Inari Medical, Inc. (a)	87,980	5,431,885
Insulet Corp. (a)	27,449	8,755,133
Integra LifeSciences Holdings Corp. (a)	162,057	9,303,692
Teleflex, Inc.	15,706	3,978,487
		27,469,197
Health Care Providers & Services 1.7%
Encompass Health Corp.	85,629	4,632,529
Molina Healthcare, Inc. (a)	26,912	7,198,691
		11,831,220
Hotel & Resort REITs 0.9%
Host Hotels & Resorts, Inc.	128,161	2,113,375
Ryman Hospitality Properties, Inc.	46,632	4,184,289
		6,297,664
Hotels, Restaurants & Leisure 2.2%
Choice Hotels International, Inc.	58,015	6,798,778
Denny's Corp. (a)	404,682	4,516,251
Hyatt Hotels Corp., Class A (a)	37,572	4,200,174
		15,515,203
Household Durables 1.8%
NVR, Inc. (a)	1,925	10,726,466
Vizio Holding Corp., Class A (a)(b)	206,803	1,898,451
		12,624,917
Industrial REITs 0.3%
Rexford Industrial Realty, Inc.	41,147	2,454,419
Insurance 5.3%
Aegon NV (Registered), NYRS	1,578,321	6,786,780
Fidelity National Financial, Inc.	96,391	3,366,938
Globe Life, Inc.	40,375	4,442,057
Kemper Corp.	154,796	8,461,149
Markel Corp. (a)	6,710	8,571,421

	Shares	Value
Common Stocks
Insurance
W R Berkley Corp.	41,010	$ 2,553,283
White Mountains Insurance Group Ltd.	2,493	3,434,083
		37,615,711
Interactive Media & Services 0.8%
Cargurus, Inc. (a)	290,742	5,431,061
IT Services 0.8%
MongoDB, Inc. (a)	1,811	422,180
VeriSign, Inc. (a)	25,590	5,407,935
		5,830,115
Leisure Products 0.8%
YETI Holdings, Inc. (a)	150,819	6,032,760
Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	58,752	4,358,811
ICON plc (a)	22,774	4,864,299
Syneos Health, Inc. (a)	174,225	6,205,894
		15,429,004
Machinery 7.8%
Esab Corp.	48,952	2,891,595
Graco, Inc.	66,844	4,880,280
IDEX Corp.	36,707	8,480,418
Ingersoll Rand, Inc.	129,697	7,545,772
John Bean Technologies Corp.	54,723	5,980,677
Lincoln Electric Holdings, Inc.	28,482	4,816,306
Middleby Corp. (The) (a)	62,580	9,174,854
Nordson Corp.	16,223	3,605,724
Westinghouse Air Brake Technologies Corp.	78,773	7,960,799
		55,336,425
Media 0.6%
Cable One, Inc.	6,168	4,329,936
Metals & Mining 1.0%
Steel Dynamics, Inc.	61,601	6,964,609
Multi-Utilities 0.7%
NiSource, Inc.	168,925	4,723,143
Oil, Gas & Consumable Fuels 6.0%
Coterra Energy, Inc.	205,849	5,051,534
Diamondback Energy, Inc.	47,049	6,359,613
Marathon Oil Corp.	482,609	11,563,312
Ovintiv, Inc.	152,385	5,498,051

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
PDC Energy, Inc.	94,162	$ 6,043,317
Targa Resources Corp.	114,965	8,386,697
		42,902,524
Pharmaceuticals 1.4%
Jazz Pharmaceuticals plc (a)	67,159	9,827,376
Professional Services 3.9%
Dun & Bradstreet Holdings, Inc.	85,182	1,000,037
Genpact Ltd.	214,954	9,935,174
Leidos Holdings, Inc.	75,131	6,916,560
Robert Half International, Inc.	36,299	2,924,610
Science Applications International Corp.	38,764	4,165,580
TransUnion	39,903	2,479,572
		27,421,533
Retail REITs 0.3%
Kimco Realty Corp.	125,546	2,451,913
Semiconductors & Semiconductor Equipment 3.2%
First Solar, Inc. (a)	32,804	7,134,870
MKS Instruments, Inc.	75,206	6,664,756
Synaptics, Inc. (a)	79,935	8,884,775
		22,684,401
Software 2.5%
Ceridian HCM Holding, Inc. (a)	20,436	1,496,324
Dynatrace, Inc. (a)	160,620	6,794,226
Fair Isaac Corp. (a)	6,718	4,720,672
Guidewire Software, Inc. (a)	30,938	2,538,463
Informatica, Inc., Class A (a)	9,280	152,192
LiveRamp Holdings, Inc. (a)	3,812	83,597
Olo, Inc., Class A (a)	149,663	1,221,250
Q2 Holdings, Inc. (a)	16,173	398,179
		17,404,903
Specialized REITs 1.2%
Gaming and Leisure Properties, Inc.	96,423	5,019,781
Life Storage, Inc.	25,217	3,305,697
		8,325,478
Specialty Retail 2.0%
CarMax, Inc. (a)	86,571	5,564,784
Chewy, Inc., Class A (a)(b)	135,790	5,075,830
Monro, Inc.	71,520	3,535,234
		14,175,848
Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc.	64,157	4,614,171

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods
Steven Madden Ltd.	203,149	$ 7,313,364
		11,927,535
Trading Companies & Distributors 1.5%
AerCap Holdings NV (a)	107,512	6,045,400
Watsco, Inc.	15,602	4,963,932
		11,009,332
Total Common Stocks (Cost $712,984,114)		706,473,999
Short-Term Investments 2.1%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 4.197% (c)	1,661,242	1,661,242
Unaffiliated Investment Companies 1.9%
Goldman Sachs Financial Square Government Fund, 4.824% (c)(d)	5,000,000	5,000,000
Invesco Government and Agency Portfolio, 4.813% (c)(d)	8,155,688	8,155,688
Total Unaffiliated Investment Companies (Cost $13,155,688)		13,155,688
Total Short-Term Investments (Cost $14,816,930)		14,816,930
Total Investments (Cost $727,801,044)	101.8%	721,290,929
Other Assets, Less Liabilities	(1.8)	(12,536,071)
Net Assets	100.0%	$ 708,754,858

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2023, the aggregate market value of securities on loan was $15,183,839; the total market value of collateral held by the Portfolio was $15,462,778. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,307,090. The Portfolio received cash collateral with a value of $13,155,688.
(c)	Current yield as of March 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 995	$ 29,181	$ (28,515)	$ —	$ —	$ 1,661	$ 16	$ —	1,661

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 706,473,999	$ —	$ —	$ 706,473,999
Short-Term Investments
Affiliated Investment Company	1,661,242	—	—	1,661,242
Unaffiliated Investment Companies	13,155,688	—	—	13,155,688
Total Short-Term Investments	14,816,930	—	—	14,816,930
Total Investments in Securities	$ 721,290,929	$ —	$ —	$ 721,290,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Automobiles 1.1%
Tesla, Inc. (a)	72,100	$ 14,957,866
Biotechnology 0.8%
Vertex Pharmaceuticals, Inc. (a)	36,600	11,531,562
Broadline Retail 1.6%
Amazon.com, Inc. (a)	207,100	21,391,359
Capital Markets 2.6%
Moody's Corp.	53,040	16,231,301
MSCI, Inc.	34,700	19,421,243
		35,652,544
Chemicals 2.2%
Linde plc	86,350	30,692,244
Consumer Staples Distribution & Retail 4.5%
Costco Wholesale Corp.	79,400	39,451,478
Dollar Tree, Inc. (a)	149,900	21,518,145
		60,969,623
Financial Services 6.0%
Mastercard, Inc., Class A	116,240	42,242,778
Visa, Inc., Class A	175,600	39,590,776
		81,833,554
Ground Transportation 1.6%
Uber Technologies, Inc. (a)	699,400	22,170,980
Health Care Equipment & Supplies 4.3%
IDEXX Laboratories, Inc. (a)	33,190	16,597,655
Intuitive Surgical, Inc. (a)	166,880	42,632,834
		59,230,489
Health Care Providers & Services 4.4%
UnitedHealth Group, Inc.	126,580	59,820,442
Health Care Technology 2.4%
Veeva Systems, Inc., Class A (a)	176,290	32,400,339
Hotels, Restaurants & Leisure 8.7%
Chipotle Mexican Grill, Inc. (a)	26,740	45,679,675
Hilton Worldwide Holdings, Inc.	213,520	30,078,562
McDonald's Corp.	94,400	26,395,184
Starbucks Corp.	157,000	16,348,410
		118,501,831

	Shares	Value
Common Stocks
Interactive Media & Services 5.9%
Alphabet, Inc. (a)
Class A	313,100	$ 32,477,863
Class C	311,160	32,360,640

Meta Platforms, Inc., Class A (a)	71,700	15,196,098
		80,034,601
IT Services 1.2%
Gartner, Inc. (a)	48,400	15,767,268
Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc.	159,490	22,063,847
Danaher Corp.	81,000	20,415,240
IQVIA Holdings, Inc. (a)	70,900	14,101,301
		56,580,388
Machinery 2.8%
Deere & Co.	51,500	21,263,320
Parker-Hannifin Corp.	51,600	17,343,276
		38,606,596
Pharmaceuticals 1.0%
AstraZeneca plc, Sponsored ADR	204,900	14,222,109
Semiconductors & Semiconductor Equipment 13.4%
Analog Devices, Inc.	224,850	44,344,917
ASML Holding NV (Registered), NYRS	58,860	40,066,591
Lam Research Corp.	59,000	31,277,080
NVIDIA Corp.	243,440	67,620,329
		183,308,917
Software 20.8%
Atlassian Corp., Class A (a)	86,400	14,789,088
Intuit, Inc.	101,320	45,171,496
Microsoft Corp.	352,130	101,519,079
Palo Alto Networks, Inc. (a)	160,010	31,960,397
ServiceNow, Inc. (a)	104,310	48,474,943
Synopsys, Inc. (a)	45,500	17,574,375
Workday, Inc., Class A (a)	122,050	25,208,207
		284,697,585
Specialty Retail 1.6%
O'Reilly Automotive, Inc. (a)	25,000	21,224,500
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	558,250	92,055,425

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 1.9%
Lululemon Athletica, Inc. (a)	71,200	$ 25,930,328
Total Common Stocks (Cost $1,205,890,255)		1,361,580,550
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 4.197% (b)	7,127,189	7,127,189
Total Short-Term Investment (Cost $7,127,189)		7,127,189
Total Investments (Cost $1,213,017,444)	100.1%	1,368,707,739
Other Assets, Less Liabilities	(0.1)	(1,171,670)
Net Assets	100.0%	$ 1,367,536,069

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,117	$ 70,483	$ (71,473)	$ —	$ —	$ 7,127	$ 79	$ —	7,127
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,361,580,550	$ —	$ —	$ 1,361,580,550
Short-Term Investment
Affiliated Investment Company	7,127,189	—	—	7,127,189
Total Investments in Securities	$ 1,368,707,739	$ —	$ —	$ 1,368,707,739

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments March 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay VP Funds Trust (the "Board") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2023, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of March 31, 2023, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Portfolios as of March 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of March 31, 2023, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of March 31, 2023, and can change at any time. Illiquid investments as of March 31, 2023, are shown in the Portfolio of Investments.